UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of Registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2011

Date of reporting period: September 30, 2011

Item 1.	Reports to Stockholders.

SEI Institutional Managed Trust

Annual Report as of September 30, 2011

Large Cap Fund

Large Cap Value Fund

Large Cap Growth Fund

Tax-Managed Large Cap Fund

S&P 500 Index Fund

Small Cap Fund

Small Cap Value Fund

Small Cap Growth Fund

Tax-Managed Small/Mid Cap Fund (formerly, Tax-Managed Small Cap Fund)

Mid-Cap Fund

U.S. Managed Volatility Fund

Global Managed Volatility Fund

Tax-Managed Managed Volatility Fund

Real Estate Fund

Enhanced Income Fund

Core Fixed Income Fund

U.S. Fixed Income Fund

High Yield Bond Fund

Real Return Fund

Multi-Strategy Alternative Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Large Cap Fund

I. Objective

The Large Cap Fund (the “Fund”) seeks to provide long-term growth of capital and income.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2011: AQR Capital Management, LLC, Aronson + Johnson + Ortiz, L.P., Brown Investment Advisory Incorporated, Delaware Management Company, LSV Asset Management, Neuberger Berman Management LLC, Waddell + Reed Asset Management Company and WestEnd Advisors LLC. During the fiscal year, Analytic Investors, LLC, Legg Mason Capital Management, Inc. and Quantitative Management Associates, LLC were terminated. AQR Capital Management, LLC, Brown Investment Advisory Incorporated, Waddell + Reed Asset Management Company and WestEnd Advisors LLC were added during the period.

III. Market Commentary

The markets gained 0.91% for the year ended September 30, 2011, as measured by the Russell 1000 Index (the “Index”). Investor confidence and the subsequent “risk-on” trade that returned during the second quarter of 2010 continued through the end of the year and the first quarter of 2011 as fears of a double-dip recession subsided. Macro events that previously drove the market, along with high correlations and volatility, abated and investors appeared to focus on individual stocks. The second quarter of 2011 saw the resurgence of macro concerns inspired by civil unrest in the Middle East, the European sovereign debt crisis and a legislative stalemate in Washington over the U.S. debt ceiling. The “risk-off” trade last seen in the second quarter of 2010 appeared again. This environment persisted through the third quarter, sustained by U.S. debt ceiling debates, the subsequent downgrade of the U.S. credit rating by Standard & Poor’s and further complications regarding the debt situation in Greece.

From a style perspective, growth stocks outperformed their value counterparts until early August, when the two nearly converged before growth once again outperformed. Through September 30, 2011, growth outperformed value by nearly 7.5%. Large-cap stocks outperformed small-cap stocks by a few percentage points, though dispersion between the two groups narrowed in August and remained narrow through September.

IV. Return vs. Benchmark

For the year ended September 30, 2011, the Large Cap Fund, Class A underperformed the Russell 1000 Index, returning (1.71)% versus the Index return of 0.91%.

V. Fund Attribution

The Fund’s underperformance was driven largely by negative stock selection across several sectors, particularly Energy. Within the Consumer Discretionary sector, stock picking in the retailing and consumer services industry groups was lackluster. Positions in Information Technology helped performance.

Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Large Cap Fund, Class A	(1.71)%	3.50%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Fund, Class A, versus the Russell 1000 Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Class A shares were offered beginning 10/01/09. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Large Cap Value Fund

I. Objective

The Large Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital and income.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2011: Aronson + Johnson + Ortiz, LP, INTECH Investment Management, LLC, Lazard Asset Management LLC, Tocqueville Asset Management LP and LSV Asset Management. During the year ended September 30, 2011, the Fund added Tocqueville Asset Management LP.

III. Market Commentary

The markets declined 1.89% for the year ended September 30, 2011, as measured by the Russell 1000 Value Index (the “Index”). Investor confidence and the subsequent “risk-on” trade that returned during the second quarter of 2010 continued through the first quarter of 2011 as fears of a double-dip recession subsided. Macro events that previously drove the market, along with high correlations and volatility, abated and investors appeared to focus on individual stocks. The second quarter of 2011 saw the resurgence of macro concerns inspired by civil unrest in the Middle East, the European sovereign debt crisis and a legislative stalemate in Washington over the U.S. debt ceiling. The “risk-off” trade last seen in the second quarter of 2010 appeared again. This environment persisted through the third quarter of 2011, sustained by U.S. debt ceiling debates, the subsequent downgrade of the U.S. credit rating by Standard & Poor’s and further complications regarding the debt situation in Greece.

From a style perspective, growth stocks outperformed their value counterparts until early August, when the two nearly converged before growth once again outperformed. Through September 30, 2011, growth outperformed value by nearly 7.5%. Large-cap stocks outperformed small-cap stocks by a few percentage points, though the dispersion between the two groups narrowed in August and remained narrow through September.

IV. Return vs. Benchmark

For the year ended September 30, 2011, the Large Cap Value Fund, Class A, underperformed the Russell 1000 Value Index, returning (2.89)% versus the Index return of (1.89)%.

V. Fund Attribution:

The Fund’s underperformance was driven by subpar stock selection decisions that were somewhat mitigated by sector allocation decisions. From a sector allocation perspective, an underweight to Financials, which sold off significantly during the period, benefitted the Fund, while an underweight to Utilities and an overweight to Materials detracted. Lackluster stock selection within Utilities and Materials further exacerbated underperformance.

Large Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Large Cap Value Fund, Class A	(2.89)%	(1.73)%	(4.35)%	2.37%	6.83%
Large Cap Value Fund, Class I	(3.14)%	(1.94)%	(4.57)%	2.13%	6.66%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Value Fund, Class A and Class I, versus the Russell 1000 Value Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. The performance indicated above for Class A Shares begins on 10/3/94 at which time Mellon Equity Associates acted as investment adviser to the Fund. Previous periods during which the Fund was advised by another investment adviser are not shown. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 10/3/94 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

2	SEI Institutional Managed Trust / Annual Report / September 30, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Large Cap Growth Fund

I. Objective

The Large Cap Growth Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2011: Brown Investment Advisory Incorporated, Delaware Management Company, INTECH Investment Management, LLC and Neuberger Berman LLC. During the year ended September 30, 2011, the Fund terminated Legg Mason Capital Management Inc.

III. Market Commentary

The markets gained 3.78% for the year ended September 30, 2011, as measured by the Russell 1000 Growth Index (the “Index”). Investor confidence and the subsequent “risk-on” trade that returned during the second quarter of 2010 continued through the first quarter of 2011 as fears of a double-dip recession subsided. Macro events that previously drove the market, along with high correlations and volatility, abated and investors appeared to focus on individual stocks. The second quarter of 2011 saw the resurgence of macro concerns inspired by civil unrest in the Middle East, the European sovereign debt crisis and a legislative stalemate in Washington over the U.S. debt ceiling. The “risk-off” trade last seen in the second quarter of 2010 appeared again. This environment persisted through the third quarter of 2011, sustained by U.S. debt ceiling debates, the subsequent downgrade of the U.S. credit rating by Standard & Poor’s and further complications regarding the debt situation in Europe.

From a style perspective, growth stocks outperformed their value counterparts until early August, when the two nearly converged before growth once again outperformed. Through September 30, 2011, growth outperformed value by nearly 7.5%. Large-cap stocks outperformed small-cap stocks by a few percentage points, though the dispersion between the two groups narrowed in August and remained narrow through September.

IV. Return vs. Benchmark

For the year ended September 30, 2011, the Large Cap Growth Fund, Class A underperformed the Russell 1000 Growth Index, returning 0.97% versus the Index return of 3.78%.

V. Fund Attribution

The Fund’s underperformance was driven by subpar stock selection across multiple sectors. Holdings in the Energy sector were the most notable performance detractors. The Information Technology sector also proved to be challenging in terms of stock selection. Holdings in Materials as well as an underweight to the sector were beneficial.

Large Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Large Cap Growth Fund, Class A	0.97%	3.05%	0.29%	1.99%	5.85%
Large Cap Growth Fund, Class I	0.73%	2.82%	0.05%	1.75%	5.52%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Growth Fund, Class A and Class I, versus the Russell 1000 Growth Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is the performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Tax-Managed Large Cap Fund

I. Objective

The Tax-Managed Large Cap Fund (the “Fund”) aims to provide high long-term after-tax returns.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2011: AQR Capital Management LLC, Aronson + Johnson + Ortiz, L.P., Brown Investment Advisory Incorporated, Delaware Management Company, LSV Asset Management, Neuberger Berman Management LLC, Parametric Portfolio Associates, Waddell + Reed Investment Management Company and WestEnd Advisors. For the fiscal year, Analytic Investors LLC, Legg Mason Capital Management, Inc. and Quantitative Management Associates, LLC were terminated. AQR Capital Management LLC, Brown Investment Advisory Incorporated, Waddell + Reed Investment Management Company and WestEnd Advisors were added during the fiscal year.

III. Market Commentary

The markets gained 0.91% for the year ended September 30, 2011, as measured by the Russell 1000 Index (the “Index”). Investor confidence and the subsequent “risk-on” trade that returned during the second quarter of 2010 continued through the first quarter of 2011 as fears of a double-dip recession subsided. Macro events that previously drove the market, along with high correlations and volatility, abated and investors appeared to focus on individual stocks. The second quarter of 2011 saw the resurgence of macro concerns inspired by civil unrest in the Middle East, the European sovereign debt crisis and a legislative stalemate in Washington over the U.S. debt ceiling. The “risk-off” trade last seen in the second quarter of 2010 appeared again. This environment persisted through the third quarter, sustained by U.S. debt ceiling debates, the subsequent downgrade of the U.S. credit rating by Standard & Poor’s and further complications regarding the debt situation in Greece.

From a style perspective, growth stocks outperformed their value counterparts until early August, when the two nearly converged before growth once again outperformed. Through September 30, 2011, growth outperformed value by nearly 7.5%. Large-cap stocks outperformed small-cap stocks by a few percentage points, though dispersion between the two groups narrowed in August and remained narrow through September.

IV. Return vs. Benchmark

For the year ended September 30, 2011, the Tax-Managed Large Cap Fund, Class A, underperformed the Russell 1000 Index, returning (1.20)% versus the Index return of 0.91%.

V. Fund Attribution

The Fund’s underperformance was driven largely by negative stock selection across several sectors, particularly Energy. Within the Consumer Discretionary sector, stock picking in the retailing and consumer services industry groups was lackluster. Positions in Information Technology helped performance.

Tax-Managed Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Tax-Managed Large Cap Fund, Class A	(1.20)%	0.33%	(2.06)%	2.32%	1.49%
Tax-Managed Large Cap Fund, Class Y	(0.68)%	0.71%	(1.71)%	2.64%	1.72%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Large Cap Fund, Class A and Class Y, versus the Russell 1000 Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Class Y Shares performance for the period prior to 4/8/02 is performance derived from the performance of the Class A Shares. The performance of Class Y Shares may be different from the performance of Class A Shares because of different distribution fees paid by Class Y shareholders. Class A Shares were offered beginning 3/5/98 and Class Y Shares were offered beginning 4/8/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

4	SEI Institutional Managed Trust / Annual Report / September 30, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

S&P 500 Index Fund

I. Objective

The S&P 500 Index Fund (the “Fund”) seeks to achieve investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index (the “Index”).

II. Multi-Manager Approach Statement

The Fund uses a sub-adviser to manage the Fund under the supervision of SIMC. Currently, the sub-adviser is SSgA Funds Management, Inc. No manager changes were made during the fiscal year.

III. Market Commentary

The markets gained 1.14% for the year ended September 30, 2011, as measured by the Index. Investor confidence and the subsequent “risk-on” trade that returned during the second quarter of 2010 continued through the first quarter of 2011 as fears of a double-dip recession subsided. Macro events that previously drove the market, along with high correlations and volatility, abated and investors appeared to focus on individual stocks. The second quarter of 2011 saw the resurgence of macro concerns inspired by civil unrest in the Middle East, the European sovereign debt crisis and a legislative stalemate in Washington over the U.S. debt ceiling. The “risk-off” trade last seen in the second quarter of 2010 appeared again. This environment persisted through the third quarter, sustained by U.S. debt ceiling debates, the subsequent downgrade of the U.S. credit rating by Standard & Poor’s and further complications regarding the debt situation in Greece.

From a style perspective, growth stocks outperformed their value counterparts until early August, when the two nearly converged before growth once again outperformed. Through September 30, 2011, growth outperformed value by nearly 7.5%. Large-cap stocks outperformed small-cap stocks by a few percentage points, though the dispersion between the two groups narrowed in August and remained narrow through September.

IV. Return vs. Benchmark:

For the year ended September 30, 2011, the S&P 500 Fund, Class A, underperformed the S&P 500 Index, returning 0.75% versus the Index return of 1.14%. Please note that one cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses; therefore, its performance is higher than that of a mutual fund that passively invests in the same index.

V. Fund Attribution

The Fund’s performance followed a pattern similar to the performance of the Index, since it invested in the same securities with generally the same weights. Though Index performance seemed unimpressive, individual sector performance was significantly dispersed. Defensive sectors, most notably Utilities and Consumer Staples, were the best performers. Energy performed strongly for the year as the sector experienced solid gains in the third quarter of 2010 and first quarter of 2011. The selloff that ensued in the following quarter and persisted through next, however, chipped away at the sector’s outperformance-but not enough to send the Energy into negative territory. Financials were the clear laggards for the period, as the sector outperformed the broader market in only one of the past four quarters. The sector has been plagued by uncertainty, both domestically (with regard to regulation) and overseas (with regard to the European sovereign debt crisis).

S&P 500 Index Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
S&P 500 Index Fund, Class A	0.75%	0.87%	(1.54)%	2.42%	5.13%
S&P 500 Index Fund, Class E	0.96%	1.06%	(1.37)%	2.59%	9.23%
S&P 500 Index Fund, Class I	0.56%	0.66%	(1.76)%	2.20%	4.84%

Comparison of Change in the Value of a $100,000 Investment in the S&P 500 Index Fund, Class A, Class E, and Class I, versus the S&P 500 Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Class A shares were offered beginning 2/28/96. Class E shares were offered beginning 7/31/85. Class I shares were offered beginning 6/28/02. Class I shares performance for the period prior to 6/28/02 is performance derived from performance of the Class A shares. The performance of the Class A and Class I shares may be lower than the performance of Class E shares because of different distribution fees paid by Class A and Class I shareholders. Effective 7/31/97, the Board of Trustees approved the renaming of Class A and Class E shares to Class E and Class A shares, respectively. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Small Cap Fund

I. Objective

The Small Cap Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2011: Allianz Global Investors Capital LLC, AQR Capital Management, LLC, Integrity Asset Management, LLC, JP Morgan Investment Management Company, Los Angeles Capital Management and Equity Research, Inc., Robeco Investment Management, Inc. and Wellington Management Company, LLP. For the year ended September 30, 2011, JP Morgan Investment Management Company was added to the Fund.

III. Market Commentary

The markets, as measured by the Russell 2000 Index (the “Index”), declined 3.53% for the year ended September 30, 2011. Small-cap stocks, which gained nearly 160% from their bottom in March 2009 to their peak in the second quarter of 2011, faced steep declines in the three months ending September due to fears of the spreading European debt crisis and a double-dip recession. The first half of the fiscal year was marked by relatively positive expectations and strong market returns as investors shrugged off negative macroeconomic events such as the Japanese earthquake and the approaching U.S. debt ceiling debate. In the three months ending June, though, markets began to discount a slowdown in economic growth resulting from sustained high unemployment and cutbacks in government spending. This was followed by uncertainty over the stability of European banks given Greece’s debt issues and the impact of an International Monetary Fund resolution, which sent investors into a flight to safety in the three-month period ending September. Volatility spiked and the market declined precipitously (small caps lost 22%), and virtually all gains made during the year were lost.

Real estate securities performed relatively well over the fiscal year given the returns of equities overall, with the Wilshire Real Estate Securities Index returning 1.76%.

Growth-oriented stocks consistently beat value-oriented investments through the first three quarters of the fiscal year. In the fourth quarter, value declined slightly less than growth; but for the full fiscal year, growth stocks still outperformed by nearly 5%. Large-cap stocks outperformed their small-cap counterparts by about 4% for the fiscal year despite a small-cap advantage through the first three quarters.

IV. Return vs. Benchmark

For the year ended September 30, 2011, the Small Cap Fund, Class A, underperformed the Russell 2000 Index, returning (6.54)% versus the Index return of (3.53)%.

V. Fund Attribution

The Fund underperformed its benchmark due to poor stock selection, which overwhelmed its slightly favorable asset allocation. The major detractor was the Energy sector, in which the Fund’s holdings in oil, gas and consumable fuels struggled. Health Care and Industrials both significantly detracted as well. In the Health Care sector, the Fund’s stock picks in the equipment and services area were disappointing. In the Industrials sector, the Fund’s holdings in capital goods companies dragged on performance. Strong security selection in the Consumer Discretionary sector, mostly in durables and apparel, helped performance. The Materials sector contributed as well, largely through stocks in the chemicals, metals and mining areas.

Small Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Small Cap Fund, Class A	(6.54)%	2.14%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Fund, Class A, versus the Russell 2000 Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Class A shares were offered beginning 10/01/09. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Small Cap Value Fund

I. Objective

The Small Cap Value Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2011: Artisan Partners Limited Partnership, Lee Munder Capital Group LLC, LSV Asset Management, Martingale Asset Management, L.P., Robeco Investment Management, Security Capital Research + Management Incorporated, Wellington Management Company, LLP and William Blair + Company, LLC. For the year ended September 30, 2011, Security Capital Research & Management Incorporated was added to the Fund.

III. Market Commentary

The markets, as measured by the Russell 2000 Value Index (the “Index”), declined 5.99% for the year ended September 30, 2011. Small-cap stocks, which gained nearly 160% from their bottom in March 2009 to their peak in the second quarter of 2011, faced steep declines in the September quarter due to fears of the spreading European debt crisis and a double-dip recession. The first half of the fiscal year was marked by relatively positive expectations and strong market returns as investors shrugged off negative macroeconomic events such as the Japanese earthquake and the approaching U.S. debt ceiling debate. In the three months ending June, though, markets began to discount a slowdown in economic growth resulting from sustained high unemployment and cutbacks in government spending. This was followed by uncertainty over the stability of European banks given Greece’s debt issues and the impact of an International Monetary Fund resolution, which sent investors into a flight to safety in the three months ending September. Volatility spiked and the market declined precipitously (small caps lost 22%), and virtually all gains made during the year were lost.

Real estate securities performed relatively well over the 12-month period given the returns of equities overall, with the Wilshire Real Estate Securities Index returning 1.76%.

Growth-oriented stocks consistently beat value-oriented investments through the first three quarters of the fiscal year. In the fourth quarter, value declined slightly less than growth; but for the full fiscal year, growth stocks outperformed by nearly 5%. Large-cap stocks outperformed their small-cap counterparts by about 4% for the fiscal year despite a small-cap advantage through the first three quarters.

IV. Return vs. Benchmark

For the year ended September 30, 2011, the Small Cap Value Fund, Class A, underperformed the Russell 2000 Value Index, returning (7.15)% versus the Index return of (5.99)%.

V. Fund Attribution

Unfavorable sector allocation was the cause of the Fund’s slight underperformance, while stock selection was positive. The Energy sector detracted the most during the fiscal year due to an underweight position at the portfolio level as well as unfavorable security selection within the oil, gas and consumable fuel segment, which was affected by volatile commodity prices. An underweight to the Utilities sector also hurt. On the positive side, stock picks in the Financials sector helped performance, particularly among the Fund’s real estate holdings. Materials added value as well, especially in chemicals.

Small Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Small Cap Value Fund, Class A	(7.15)%	(1.38)%	(2.26)%	6.60%	8.72%
Small Cap Value Fund, Class I	(7.40)%	(1.62)%	(2.51)%	6.33%	8.37%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Value Fund, Class A and Class I, versus the Russell 2000 Value Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Class I Shares performance for the period prior to 2/11/02 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 2/11/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Small Cap Growth Fund

I. Objective

The Small Growth Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2011: Allianz Global Investors Capital LLC, AQR Capital Management LLC, Janus Capital Management LLC and Los Angeles Capital Management and Equity Research, Inc. For the year ended September 30, 2011, Lee Munder Capital Group, LLC was terminated from the Fund.

III. Market Commentary

The markets, as measured by the Russell 2000 Growth Index, declined 1.12% for the year ended September 30, 2011. Small-cap stocks, which gained nearly 160% from their bottom in March 2009 to their peak in the second quarter of 2011, faced steep declines in the three-month period ending September due to fears of the spreading European debt crisis and a double-dip recession. The first half of the fiscal year was marked by relatively positive expectations and strong market returns as investors shrugged off negative macroeconomic events such as the Japanese earthquake and the approaching U.S. debt ceiling debate. In the three-month period ending June, though, markets began to discount a slowdown in economic growth resulting from sustained high unemployment and cutbacks in government spending. This was followed by uncertainty over the stability of European banks given Greece’s debt issues and the impact of an International Monetary Fund resolution, which sent investors into a flight to safety in the three-month period ending September. Volatility spiked and the market declined precipitously (small caps lost 22%), and virtually all gains made during the fiscal year were lost.

Real estate securities performed relatively well over the 12-month period given the returns of equities overall, with the Wilshire Real Estate Securities Index returning 1.76%.

Growth-oriented stocks consistently beat value-oriented investments through the first three quarters of the fiscal year. In the fourth quarter, value declined slightly less than growth; but for the full fiscal year, growth stocks outperformed by nearly 5%. Large-cap stocks outperformed their small-cap counterparts by about 4% for the fiscal year despite a small-cap advantage through the first three quarters.

IV. Return vs. Benchmark

For the year ended September 30, 2011, the Small Cap Growth Fund, Class A, underperformed the Russell 2000 Growth Index, returning (3.34)% versus the Index return of (1.12)%.

V. Fund Attribution

The Fund underperformed the Index due to poor stock selection, which more than offset a slight benefit from sector allocation choices. The Energy sector was the biggest detractor during the fiscal year due to security selection in the oil, gas and consumable fuels segment. An underweight to the Consumer Staples sector was broadly disadvantageous, and holdings in transportation weighed on the Fund’s performance in the Industrials sector. The Materials sector contributed the most with favorable stock picks in metals and mining. The Fund also benefited from solid stock selection in the durables and apparel portion of the Consumer Discretionary sector.

Small Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Small Cap Growth Fund, Class A	(3.34)%	0.53%	(3.53)%	2.30%	7.29%
Small Cap Growth Fund, Class I	(3.63)%	0.27%	(3.80)%	2.03%	6.96%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Growth Fund, Class A and Class I, versus the Russell 2000 Growth Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 4/20/92 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

8	SEI Institutional Managed Trust / Annual Report / September 30, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Tax-Managed Small/Mid Cap Fund‡

I. Objective

The Tax-Managed Small/Mid Cap Fund (the “Fund”), formerly the Tax-Managed Small Cap Fund, seeks to provide high long-term after-tax returns.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2011: Century Capital Management, LLC, Lee Munder Capital Group LLC, Los Angeles Capital Management and Equity Research, Inc., LSV Asset Management, Parametric Portfolio Associates, Wellington Management Company, LLP and William Blair + Company, LLC. For the year ended September 30, 2011, Wells Capital Management was terminated from the Fund.

III. Market Commentary

The markets, as measured by the Russell 2500 Index (the “Index”), declined 2.22% for the year ended September 30, 2011. Small-cap stocks, which gained nearly 160% from their bottom in March 2009 to their peak in the second quarter of 2011, faced steep declines in the three-month period ending September due to fears of the spreading European debt crisis and a double-dip recession. The first half of the fiscal year was marked by relatively positive expectations and strong market returns as investors shrugged off negative macroeconomic events such as the Japanese earthquake and the approaching U.S. debt ceiling debate. In the three-month period ending June, though, markets began to discount a slowdown in economic growth resulting from sustained high unemployment and cutbacks in government spending. This was followed by uncertainty over the stability of European banks given Greece’s debt issues and the impact of an International Monetary Fund resolution, which sent investors into a flight to safety in the three-month period ending September. Volatility spiked and the market declined precipitously (small caps lost 22%), and virtually all gains made during the year were lost.

Real estate securities performed relatively well over the fiscal year given the positive returns of equities overall, with the Wilshire Real Estate Securities Index returning 1.76%.

Growth-oriented stocks consistently beat value-oriented investments through the first three quarters of the fiscal year. In the fourth quarter, value declined slightly less than growth; but for the full fiscal year, growth stocks outperformed by nearly 5%. Large-cap stocks outperformed their small-cap counterparts by about 4% for the fiscal year despite a small-cap advantage through the first three quarters.

IV. Return vs. Benchmark

For the year ended September 30, 2011, the Tax-Managed Small/Mid Cap Fund, Class A, underperformed the Russell 2500 Index, returning (3.66)% versus the Index return of (2.22)%.

V. Fund Attribution

Favorable sector positioning was unable to offset weak stock selection in the fiscal year, causing the Fund to underperform the Russell 2500 Index. Energy was the biggest detractor because of both an underweight position in the sector and poor stock picks in the oil, gas, and consumable fuel segment. Information Technology also weighed on returns due to unfavorable security selection in the internet software and services area. Exposure to Health Care providers and services added value. An underweight to the Financials sector, especially in the capital markets industry, contributed to performance as well.

Futures contracts are used to equitize the cash balance for the Fund. The use of derivatives did not have a material impact on performance.

Tax-Managed Small/Mid Cap Fund‡:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Tax-Managed Small/Mid Cap Fund, Class A‡	(3.66)%	1.15%	(1.65)%	5.29%	2.89%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Small/Mid Cap Fund‡, Class A, versus the Russell 2500 Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Fund shares were offered beginning 10/31/00. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower

‡	See Note 1 in Notes to Financial Statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	9

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Mid-Cap Fund

I. Objective

The Mid-Cap Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2011: JP Morgan Investment Management Company, Lee Munder Capital Group LLC and Quantitative Management Associates LLC. For the year ended September 30, 2011, Wells Capital Management was terminated from the Fund and JP Morgan Investment Management Company was added.

III. Market Commentary

The markets, as measured by the Russell Midcap Index (the “Index”), declined 0.88% for the year ended September 30, 2011. Small-cap stocks, which gained nearly 160% from their bottom in March 2009 to their peak in the second quarter of 2011, faced steep declines in the three-month period ending September due to fears of the spreading European debt crisis and a double-dip recession. The first half of the fiscal year was marked by relatively positive expectations and strong market returns as investors shrugged off negative macroeconomic events such as the Japanese earthquake and the approaching U.S. debt ceiling debate. In the three-month period ending June, though, markets began to discount a slowdown in economic growth resulting from sustained high unemployment and cutbacks in government spending. This was followed by uncertainty over the stability of European banks given Greece’s debt issues and the impact of an International Monetary Fund resolution, which sent investors into a flight to safety in the three-months ending September. Volatility spiked and the market declined precipitously (small caps lost 22%), and virtually all gains made during the year were lost.

Real estate securities performed relatively well over the period given the returns of equities overall, with the Wilshire Real Estate Securities Index returning 1.76%.

Growth-oriented stocks consistently beat value-oriented investments through the first three quarters of the fiscal year. In the fourth quarter, value declined slightly less than growth; but for the full fiscal year, growth stocks still outperformed by nearly 5%. Large-cap stocks outperformed their small-cap counterparts by about 4% for the fiscal year despite a small-cap advantage through the first three quarters.

IV. Return vs. Benchmark

For the year ended September 30, 2011, the Mid Cap Fund, Class A, underperformed the Russell Midcap Index, returning (4.67)% versus the Index return of (0.88)%.

V. Fund Attribution

The Fund underperformed the Index due to poor stock selection and a slightly unfavorable sector positioning. Consumer Discretionary was the weakest sector for the Fund as holdings in services, media and retailing all detracted. An underweight to the Consumer Staples sector hurt performance as well, mostly due to the food product segment. The Industrials sector was a strong performer, with portfolio holdings in capital goods adding significant value. Energy contributed through selections in oil, gas and consumable fuels.

Mid-Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Mid-Cap Fund, Class A	(4.67)%	0.99%	(2.04)%	6.69%	8.10%
Mid-Cap Fund, Class I	(4.95)%	0.78%	(2.27)%	6.42%	7.79%

Comparison of Change in the Value of a $100,000 Investment in the Mid-Cap Fund, Class A and Class I, versus the Russell Midcap Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Class I Shares performance for the period prior to 10/01/07 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I Shares. Class A Shares were offered beginning 2/16/93 and Class I Shares were offered beginning 10/01/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

10	SEI Institutional Managed Trust / Annual Report / September 30, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

U.S. Managed Volatility Fund

I. Objective

The U.S. Managed Volatility Fund (the “Fund”) seeks capital appreciation with less volatility than the broad U.S. equity markets.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2011: Analytic Investors, LLC, Aronson + Johnson + Ortiz, LP and LSV Asset Management. For the year ended September 30, 2011, LSV Asset Management was added to the Fund.

III. Market Commentary

The year ended September 30, 2011, saw a strong market rally for the remainder of 2010 and the beginning of 2011 followed by a strong selloff in the last two quarters. With all the volatility, the Russell 3000 Index (the “Index”) ended up posting a meager 0.55% for the period.

The U.S. Federal Reserve’s quantitative easing fueled commodity price inflation, and in turn, the prices of Materials and Energy stocks. By the time the market peaked in April 2011, the Energy sector posted the best performance in the U.S. by a wide margin. Materials and Industrials followed, with the latter benefitting from the weak dollar.

The last two quarters of the period fiscal year were far less rosy. The Japanese disaster, lingering sovereign defaults in Europe, a stumbling U.S. recovery and faltering Chinese growth were enough to send equity prices spiraling downward worldwide. Ineffectiveness on the part of politicians on both sides of the Atlantic only exacerbated the fragile sentiment.

With a European recession almost certain, an economic slowdown in China, and the U.S. recovery on hold, high-beta sectors significantly underperformed in the second and third quarters of calendar year 2011—and many, including Industrials and Materials, posted negative returns for the entire 12 months.

Financials was the worst performing sector as economic issues were further compounded by solvency and liquidity fears. Investors’ fear of contagion within Europe was a source of banking misery, while the mortgage litigation saga did nothing to help on the U.S. front. Consumer staples and Utilities proved to be most immune to volatility, delivering the best returns over the last 12 months.

IV. Return vs. Benchmark

For the year ended September 30, 2011, the U.S. Managed Volatility Fund, Class A, outperformed the Russell 3000 Index, returning 7.63% versus the Index return of 0.55%.

V. Fund Attribution

For the fiscal year, the Fund achieved its primary objective of lowering volatility, with the realized annualized standard deviation of 16.6% (daily frequency), compared to the Index’s results of 20.8%, constituting a 20% relative reduction and exceeding the long-term target of 17%.

With high-beta names significantly lagging the broad market, the Fund benefited from its low-volatility profile. As the markets began their slump in May 2011, the Fund began to preserve more capital for further compounding when the markets eventually start recovering in the months ahead.

Industry positioning was also beneficial. In particular, the Fund’s strong underweight to Diversified Financials added 1.35% at the total portfolio level as worries about European contagion and domestic litigation drove big banking shares down. Overweighting the stable Utilities sector and the health care equipment and food and beverage sub-sectors added approximately 1.0% each to the Fund’s performance over the period. An underweight to the volatile Energy sector was the biggest detractor; by the market peak in April, it accounted for a 1.0% negative contribution to the Fund’s return. The position was profitable since then, however, and the overall impact was limited to 0.35% for the entire 12-month period.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	11

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

U.S. Managed Volatility Fund (Concluded)

U.S. Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
U.S. Managed Volatility Fund, Class A	7.63%	2.13%	1.62%	4.32%
U.S. Managed Volatility Fund, Class I	7.39%	1.87%	1.32%	3.99%

Comparison of Change in the Value of a $150,000 Investment in the U.S. Managed Volatility Fund, Class A and Class I, versus the Russell 3000 Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Class I Shares performance for the period prior to 6/29/07 is performance derived from the performance of the Class A Shares. The performance of the Class I Shares may be lower then the performance of the Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 10/28/04 and Class I Shares were offered beginning 6/29/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

12	SEI Institutional Managed Trust / Annual Report / September 30, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Global Managed Volatility Fund

I. Objective

The Global Managed Volatility Fund (the “Fund”) seeks capital appreciation with less volatility than the broad global equity markets.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2011: Acadian Asset Management LLC and Analytic Investors, LLC. For the year ended September 30, 2011, no manager changes were made in the Fund.

III. Market Commentary

The year ended September 30, 2011, saw a strong rally for the remainder of 2010 and the beginning of 2011, followed by a strong selloff in the last two quarters of the fiscal year. With all the volatility, the MSCI World Index, Hedged (the “Index”) ended up dropping 5.04% for the period.

The U.S. Federal Reserve’s quantitative easing fueled commodity price inflation, and in turn, the prices of Materials and Energy stocks. By the time the market reached its peak in April 2011, Energy posted the best performance globally by far, followed by Materials and Industrials.

The last two quarters of the fiscal year were far less rosy. The Japanese disaster, lingering sovereign defaults in Europe, a stumbling U.S. recovery and faltering Chinese growth were enough to send equity prices spiraling downward worldwide. Ineffectiveness on the part of politicians on both sides of the Atlantic only exacerbated the fragile sentiment.

With a European recession almost certain, an economic slowdown in China, and the U.S. recovery on hold, high-beta sectors significantly underperformed in the second and third quarters of calendar year 2011—and many posted negative returns for the entire 12-months.

Financials was the worst performing sector as economic issues were further compounded by solvency and liquidity fears. European banks were hit particularly hard as the possibility of a disorderly sovereign default became less remote. The mortgage litigation saga did nothing to help U.S. banks. Consumer Staples and Health Care proved to be most immune to volatility and delivered the best returns over the last 12 months. Uncharacteristically for a defensive sector, Utilities finished the fiscal year broadly in line with the Index, as its defensive properties were offset by the direct effects of the tsunami in Japan and subsequent German legislation that outlawed nuclear power.

With the country in a virtual default and a severe recession, Greek equities were the worst performers for the year. New Zealand delivered the best results. Among the major economies, U.S. markets performed best, benefitting from the depreciating U.S. dollar in the first half and an improved economic outlook in the second half of the fiscal year. Germany, Europe’s strongest economy, was the best performing market by April 2011 but ended up at the bottom with Italy and Israel by September 2011. Germany lost over 50% since its peak less than six months ago.

IV. Return vs. Benchmark

For the year ended September 30, 2011, the Global Managed Volatility Fund, Class A, outperformed the MSCI World Index, Hedged, returning 3.90% versus the Index return of (5.04)%.

V. Fund Attribution

For the fiscal year, the Fund successfully reached its objective of smoothing market volatility. In local terms, it realized an annualized intra-year standard deviation more than 40% lower than that of the Index. With high-beta names significantly lagging the broad market, the Fund benefited from its low-volatility profile. As the markets began their slump in May 2011, the Fund began to preserve more capital for further compounding when the markets eventually start recovering in the months ahead.

Industry positioning was beneficial. In particular, an overweight to the food, beverage and tobacco industry added over 1.0% for the period. Underweighting the volatile capital goods and Materials also contributed strongly. Staying out of U.S. and European big banks helped returns as worries about European contagion and U.S. litigation drove shares down. An underweight to the volatile Energy sector was the biggest detractor; by the market peak in April, it accounted for a 1.0% negative contribution to the Fund’s return. The position was profitable since then, and over the entire period the impact was limited to 0.55%.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	13

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Global Managed Volatility Fund (Concluded)

Derivatives were used in the Fund to hedge currency risks. Currency forwards were used to sell foreign currencies against the U.S. dollar in order to mitigate their risk from impacting investors’ portfolios. Currency hedging activity subtracted from the Fund’s returns as the U.S. dollar depreciated over most currencies during the period. In the stressful months during the summer of 2011, hedging protected the Fund’s returns as intended, positively contributing to the results.

Global Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year return	Annualized Inception to Date
Global Managed Volatility Fund, Class A	3.90%	(1.91)%	(2.84)%	(2.06)%
Global Managed Volatility Fund, Class I	3.56%	(2.10)%	(3.12)%	(2.36)%

Comparison of Change in the Value of a $100,000 Investment in the Global Managed Volatility Fund, Class A and Class I, versus the MSCI World Index, Hedged

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Class I Shares performance for the period prior to 6/29/07 is performance derived from the performance of the Class A Shares. The performance of the Class I Shares may be lower then the performance of the Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 7/27/06 and Class I Shares were offered beginning 6/29/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

14	SEI Institutional Managed Trust / Annual Report / September 30, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Tax-Managed Managed Volatility Fund

I. Objective

The Tax-Managed Managed Volatility Fund (the “Fund”) seeks to maximize after-tax returns, but with a lower level of volatility than the broad U.S. equity markets.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2011: Analytic Investors LLC, Aronson + Johnson + Ortiz, LP and LSV Asset Management. For the year ended September 30, 2011, LSV Asset Management was added to the Fund.

III. Market Commentary

The year ended September 30, 2011, saw a strong rally for the remainder of 2010 and the beginning of 2011 followed by a strong selloff in the last two quarters. With all the volatility, the Russell 3000 Index (the “Index”) ended up posting a meager 0.55% for the period.

The U.S. Federal Reserve’s quantitative easing fueled commodity price inflation, and in turn, the prices of Materials and Energy stocks. By the time the market reached its peak in April 2011, the Energy sector posted the best performance in the U.S. by a wide margin. Materials and Industrials followed, with the latter benefitting from the weak dollar.

The last two quarters of the one-year period were far less rosy. The Japanese disaster, lingering sovereign defaults in Europe, a stumbling U.S. recovery and faltering Chinese growth were enough to send equity prices spiraling worldwide. Ineffectiveness on the part of politicians on both sides of the Atlantic only exacerbated the fragile sentiment.

With a European recession almost certain, an economic slowdown in China, and the U.S. recovery on hold, high-beta sectors significantly underperformed in the second and third quarters of calendar year 2011—and many, including Industrials and Materials, posted negative returns for the entire 12 months.

Financials was the worst performing sector as economic issues were further compounded by solvency and liquidity fears. Contagion in

Europe was a source of the banking misery while the mortgage litigation saga did nothing to help on the U.S. front. Consumer staples and Utilities have proved to be most immune to volatility, delivering the best returns over the last 12 months.

IV. Return vs. Benchmark:

For the year ended September 30, 2011, the Tax-Managed Managed Volatility Fund, Class A, outperformed the Russell 3000 Index, returning 7.13% versus the index return of 0.55%.

V. Fund Attribution

For the fiscal year, the Fund achieved its primary objective of lowering volatility, with the realized annualized standard deviation of 16% (daily frequency), compared to the Index’s results of 20.8%, constituting a 23% relative risk reduction and exceeding the long-term target of 17%.

With high-beta names significantly lagging the broad market, the Fund benefited from its low-volatility profile. As the markets began their slump in May 2011, the Fund began to preserve more capital for further compounding when the markets eventually start recovering in the months ahead.

Industry positioning was also beneficial. In particular, the Fund’s strong underweight to the Diversified Financials industry added 1.25% at the total portfolio level as worries about European contagion and domestic litigation drove big banking shares down. Overweighting the stable Utilities sector and the health care equipment and food and beverage sub-sectors added approximately 1.0% each to the Fund’s performance over the period. An underweight to the volatile Energy sector was the biggest detractor; by the market peak in April, it accounted for a 1.3% negative contribution to the Fund’s return. The position was profitable since then, and over the entire period the impact was limited to 0.40%.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	15

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Tax-Managed Managed Volatility Fund (Concluded)

Tax-Managed Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Tax-Managed Managed Volatility Fund, Class A	7.13%	4.21%	0.71%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Managed Volatility Fund, Class A versus the Russell 3000 Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Fund shares were offered beginning 12/20/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

16	SEI Institutional Managed Trust / Annual Report / September 30, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Real Estate Fund

I. Objective

The Real Estate Fund (the “Fund”) seeks to provide total return, including current income and capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2011: Security Capital Research and Management, Inc. and Urdang Capital Management. For the year ended September 30, 2011, Wellington Management Company, LLP was terminated from the Fund and Urdang Capital Management was added.

III. Market Commentary

The markets, as measured by the Russell 2000 Index, declined 3.53% for the one-year period ending September 30, 2011. Small-cap stocks, which gained nearly 160% from their bottom in March 2009 to their peak in the second quarter of 2011, faced steep declines in the three-month period ending September due to fears of the spreading European debt crisis and a double-dip recession. The first half of the fiscal year was marked by relatively positive expectations and strong market returns as investors shrugged off negative macroeconomic events such as the Japanese earthquake and the approaching U.S. debt ceiling debate. In the three-month period ending June, though, markets began to discount a slowdown in economic growth resulting from sustained high unemployment and cutbacks in government spending. This was followed by uncertainty over the stability of European banks given Greece’s debt issues and the impact of an International Monetary Fund resolution, which sent investors into a flight to safety in the three-month period ending September. Volatility spiked and the market declined precipitously (small caps lost 22%), and virtually all gains made during the year were lost.

Real estate securities performed relatively well over the fiscal year given the returns of equities overall, with the Wilshire Real Estate Securities Index (the “RESI”) returning 1.76%. In the third quarter, the RESI lost about 15%, beating small-cap stocks by nearly 7% as their value was buoyed by the yield advantage they held over other cash flow-producing securities.

From a factor perspective, growth-oriented stocks consistently beat value-oriented investments through the first three quarters of the fiscal year. In the fourth quarter, value declined slightly less than growth; but for the full fiscal year, growth stocks still outperformed by nearly 5%. Large-cap stocks outperformed their small-cap counterparts by about 4% for the fiscal year despite a small-cap advantage through the first three quarters.

IV. Return vs. Benchmark

For year ended September 30, 2011, the Real Estate Fund, Class A, outperformed the Wilshire U.S. Real Estate Securities Index, returning 2.41% versus the index return of 1.76%.

V. Fund Attribution

The Fund benefited from both industry allocation and solid stock selection, outperforming its benchmark. It generated favorable results through its overweight position in health care real estate investment trusts (“REITs”), and through an underweight to and beneficial stock-level decisions within the diversified REIT area. Real estate operators contributed to performance as well. Office REITs detracted in the fiscal year due to unfavorable security selection within and a slight overweight to the sector amid an uncertain employment backdrop. Exposure to retail REITs also hurt performance as malls remained a challenging area given weak consumer demand.

Real Estate Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Real Estate Fund, Class A	2.41%	(2.38)%	(4.06)%	6.69%
Real Estate Fund, Class I	2.19%	(2.58)%	(4.27)%	6.44%

Comparison of Change in the Value of a $100,000 Investment in the Real Estate Fund, Class A and Class I, versus the Wilshire U.S. Real Estate Securities Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Class I Shares performance for the period prior to 10/01/07 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I Shares. Class A Shares were offered beginning 11/13/03 and Class I Shares were offered beginning 10/01/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	17

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Enhanced Income Fund

I. Objective

Using multiple sub-advisers, the Enhanced Income Fund (the “Fund”) seeks to provide an enhanced return above 3-month LIBOR (“London Inter Bank Offering Rate”).

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2011: Ares Management LLC and Wellington Management Company, LLP. For the year ended September 30, 2011, no manager changes were made to the Fund.

III. Market Commentary

The non-Treasury sectors of the U.S. fixed-income market saw extreme volatility during the year ended September 30, 2011. We saw solid performance versus duration-neutral Treasurys at the beginning of the fiscal year; however, the market worsened and experienced significant volatility in the second half.

Geopolitical concerns dominated headlines, including the political tensions in the Middle East, the devastating earthquake and tsunami in Japan, and the ongoing fiscal challenges in peripheral Europe. In the U.S., the economic recovery continued at a slower pace due to weak employment and soft consumer demand. The first- and second-quarter U.S. gross domestic product (“GDP”) reports showed that the economy grew at 1.9% and 1.3%, respectively. These numbers were lower than consensus expectations and the market sharply lowered GDP expectations for the remainder of the year. In response, the U.S. Federal Reserve (the “Fed”) kept the Fed funds rate near zero to support the economy, but let the $600 billion quantitative easing program expire at the end of June. Despite the exit, Treasurys rallied significantly in the second and third quarters of calendar year 2011 due to weak economic data and fears surrounding Europe. A U.S. debt ceiling resolution passed at the beginning of August; however, Standard and Poor’s downgraded the U.S. credit rating to AA+ from AAA because the U.S. government had not addressed longer-term fiscal issues that could continue to burden the country. In the third quarter of calendar year 2011, the Federal Open Market Committee

(“FOMC”) announced “Operation Twist” in response to a weakening economy. This program will extend the average maturity of the Fed’s holdings by actively selling $400 billion in Treasury securities maturing within three years and reinvesting the proceeds into securities maturing in six to 30 years. The FOMC also announced that it would reinvest the proceeds of maturing agency debt and mortgage-backed securities (“MBS”) back into MBS rather than Treasurys.

Corporate fundamentals remained solid as balance sheets improved, earnings were better than expected, and event risk remained remote. However, Financials widened significantly as the sector continued to be plagued by fears regarding their mortgage-related liabilities and European concerns. In addition, Moody’s downgraded several major banks because of the ratings uplift caused by government-support assumptions. Agency MBS outperformed duration-neutral Treasurys on continued demand from domestic and foreign banks, and refinancing activity remained muted in the face of historically low mortgage rates. Non-agency MBS performed well at the beginning of the fiscal year because of attractive loss-adjusted yields, but turned weaker in the second quarter of calendar year 2011 due to increased supply from the Fed’s Maiden Lane portfolio. Commercial mortgage-backed securities outperformed for the fiscal year, but were weaker later in the period due to overall market volatility and economic concerns.

Lastly, the senior bank loan market posted strong performance, helped by low default rates, improving liquidity and strong demand, before selling off during the last quarter of the fiscal year. Both leveraged loans and high-yield bonds were down over 3.5% for the quarter as investors sought a safe haven in U.S. Treasury bonds. In addition, loan funds experienced eight weeks of outflows, with August seeing a record monthly outflow.

IV . Return vs. Benchmark

For the year ended September 30, 2011, the Enhanced Income Fund, Class A, outperformed the BofA Merrill Lynch 3-month Constant Maturity LIBOR Index (the “Index”), returning 0.83% versus the Index return of 0.27%.

18	SEI Institutional Managed Trust / Annual Report / September 30, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

V. Fund Attribution

During the fiscal year, the Fund’s exposures to bank loans, investment-grade corporate securities and non-agency MBS were the key drivers of performance. Treasury futures were used to efficiently assist in managing the Fund’s duration and yield-curve exposure. The notional size of these positions was relatively small and did not have a material impact on performance.

Enhanced Income Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Enhanced Income Fund, Class A	0.83%	(0.88)%	(2.57)%	(2.28)%
Enhanced Income Fund, Class I	0.72%	(1.13)%	(2.89)%	(2.61)%

Comparison of Change in the Value of a $100,000 Investment in the Enhanced Income Fund, Class A and Class I, versus the BofA Merrill Lynch 3-Month Constant Maturity LIBOR Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Class I Shares performance for the period prior to 6/29/07 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 7/27/06 and Class I Shares were offered beginning 6/29/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	19

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Core Fixed Income Fund

I. Objective

The Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with the preservation of capital.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2011: Jennison Associates, LLC, J.P. Morgan Investment Management, Inc., Metropolitan West Asset Management LLC, Wells Capital Management, Inc., Western Asset Management Company and Wells Capital Management Company Limited. For the year ended September 30, 2011, no manager changes were made to the Fund.

III. Market Commentary

For the year ended September 30, 2011, the non-Treasury sectors of the U.S. fixed-income market were mixed in regard to spread compression and risk appetite. We saw solid performance versus duration-neutral Treasurys at the beginning of the fiscal year; however, the market worsened and experienced significant volatility in the second half.

Geopolitical concerns dominated headlines, including the political tensions in the Middle East, the devastating earthquake and tsunami in Japan and the ongoing fiscal challenges in peripheral Europe. In the U.S., the economic recovery continued at a slower pace due to weak employment and soft consumer demand. The first- and second-quarter U.S. gross domestic product (“GDP”) reports showed that the economy grew at 1.9% and 1.3%, respectively. These numbers were lower than consensus expectations and the market sharply lowered GDP expectations for the remainder of the year. In response, the U.S. Federal Reserve (the “Fed”) kept the Fed funds rate near zero to support the economy, but let the $600 billion quantitative easing program expire at the end of June. Despite the exit, Treasurys rallied significantly in the second and third quarters of calendar year 2011 due to weak economic data and fears surrounding Europe. A U.S. debt ceiling resolution passed at the beginning of August; however, Credit rating agency Standard and Poor’s downgraded the U.S. to AA+

from AAA because the U.S. government had not addressed longer-term fiscal issues that could continue to burden the country. In the third quarter of calendar year 2011, the Federal Open Market Committee (“FOMC”) announced “Operation Twist” in response to a weakening economy. This program is intended to extend the average maturity of the Fed’s holdings by actively selling $400 billion in Treasury securities maturing within three years and reinvesting the proceeds into securities maturing in six to 30 years. The FOMC also announced that it would reinvest the proceeds of maturing agency debt and mortgage-backed securities (“MBS”) back into MBS rather than Treasurys.

Corporate fundamentals remained solid as balance sheets improved, earnings were better than expected and event risk remained remote. However, Financials widened significantly as the sector continued to be plagued by fears regarding their mortgage-related liabilities and European concerns. In addition, Moody’s downgraded several major banks because of the ratings uplift that existed due to government-support assumptions. Agency MBS outperformed duration-neutral Treasurys as demand remained robust from domestic and foreign banks, and refinancing activity was muted in the face of historically low mortgage rates. Non-agency MBS performed well at the beginning of the period because of attractive loss-adjusted yields, but turned weaker in the second quarter of calendar year 2011 due to increased supply from the Fed’s Maiden Lane portfolio. Commercial mortgage-backed securities outperformed for the fiscal year, but were weaker later in the period due to overall market volatility and economic concerns.

IV. Return vs. Benchmark

For year ended September 30, 2011, the Core Fixed Income Fund, Class A, outperformed the Barclays Capital U.S. Aggregate Bond Index (the “Index”), returning 5.43% versus the Index return of 5.26%.

V. Fund Attribution

The Fund’s overweight position in non-agency MBS was the primary contributor to performance. Credit protection was bought by utilizing credit default swaps on a basket of commercial mortgage-backed securities (“CMBS”), which assisted in partially hedging systemic risk

20	SEI Institutional Managed Trust / Annual Report / September 30, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

associated with the portfolio’s CMBS exposure. Duration exposure had a negative impact given the flight to safety that occurred in the second half of the fiscal year. Treasury futures, options and interest-rate swaps were used to efficiently assist in managing the Fund’s duration and yield curve exposure. An overweight to large-cap Financials generated underperformance relative to Treasurys. Mortgage-related liabilities, sovereign risk concerns, weak economic data and market volatility contributed to underperformance. Allocations to corporate high-yield debt detracted from performance due to investor risk aversion. The Fund used credit default swaps to synthetically and efficiently gain exposure to specific corporate issuers. Credit default swaps were also used to buy credit protection on specific companies in order to moderately hedge the portfolio’s broad corporate exposure.

Core Fixed Income Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Core Fixed Income Fund, Class A	5.43%	10.68%	6.41%	5.53%	6.90%
Core Fixed Income Fund, Class I	5.20%	10.44%	6.15%	5.26%	6.46%

Comparison of Change in the Value of a $100,000 Investment in the Core Fixed Income Fund, Class A and Class I, versus the Barclays Capital U.S. Aggregate Bond Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 5/1/87 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	21

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

U.S. Fixed Income Fund

I. Objective

The U.S. Fixed Income Fund (the “Fund”) seeks to provide current income consistent with the preservation of capital.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisors as of September 30, 2011: Jennison Associates, LLC, J.P. Morgan Investment Management, Inc., Metropolitan West Asset Management LLC, Wells Capital Management, Inc., Western Asset Management Company and Wells Capital Management Company Limited. For the year ended September 30, 2011, no manager changes were made to the Fund.

III. Market Commentary

For the year ended September 30, 2011, the non-Treasury sectors of the U.S. fixed-income market were mixed in regard to spread compression and risk appetite. We saw solid performance versus duration-neutral Treasurys at the beginning of the fiscal year; however, the market worsened and experienced significant volatility in the second half.

Geopolitical concerns dominated headlines, including the political tensions in the Middle East, the devastating earthquake and tsunami in Japan, and the ongoing fiscal challenges in peripheral Europe. In the U.S., the economic recovery continued at a slower pace due to weak employment and soft consumer demand. The first- and second-quarter U.S. gross domestic product (“GDP”) reports showed that the economy grew at 1.9% and 1.3%, respectively. These numbers were lower than consensus expectations and the market sharply lowered GDP expectations for the remainder of the year. In response, the U.S. Federal Reserve (the “Fed”) kept the Fed funds rate near zero to support the economy, but let the $600 billion quantitative easing program expire at the end of June. Despite the exit, Treasurys rallied significantly in the second and third quarters of calendar year 2011 due to weak economic data and fears surrounding Europe. A U.S. debt ceiling resolution passed at the beginning of August; however, Credit rating agency Standard and Poor’s downgraded the U.S. to AA+

from AAA because the U.S. government had not addressed longer-term fiscal issues that could continue to burden the country. In the third quarter of calendar year 2011, the Federal Open Market Committee (“FOMC”) announced “Operation Twist” in response to a weakening economy. This program is intended to extend the average maturity of the Fed’s holdings by actively selling $400 billion in Treasury securities maturing within three years and reinvesting the proceeds into securities maturing in six to 30 years. The FOMC also announced that it would reinvest the proceeds of maturing agency debt and mortgage-backed securities (“MBS”) back into MBS rather than Treasurys.

Corporate fundamentals remained solid as balance sheets improved, earnings were better than expected and event risk remained remote. However, Financials widened significantly as the sector continued to be plagued by fears regarding their mortgage-related liabilities and European concerns. In addition, Moody’s downgraded several major banks because of the ratings uplift caused by government-support assumptions. Agency MBS outperformed duration-neutral Treasurys on continued demand from domestic and foreign banks, and as refinancing activity remained muted in the face of historically low mortgage rates. Non-agency MBS performed well at the beginning of the fiscal year because of attractive loss-adjusted yields, but turned weaker in the second quarter of calendar year 2011 due to increased supply from the Fed’s Maiden Lane portfolio. Commercial mortgage-backed securities outperformed for the fiscal year, but were weaker later in the period due to overall market volatility and economic concerns.

IV. Return vs. Benchmark

For the year ended September 30, 2011, the U.S. Fixed Income Fund, Class A outperformed the Barclays Capital U.S. Aggregate Bond Index (the “Index”), returning 5.43% versus the Index return of 5.26%.

V. Fund Attribution

The Fund’s overweight position in non-agency MBS was the primary contributor to performance. Credit protection was bought by utilizing credit default swaps on a basket of commercial mortgage-backed securities (“CMBS”), which assisted in partially hedging systemic risk

22	SEI Institutional Managed Trust / Annual Report / September 30, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

associated with the portfolio’s CMBS exposure. Duration exposure had a negative impact given the flight to safety that occurred in the second half of the fiscal year. Treasury futures, options and interest-rate swaps were used to efficiently assist in managing the Fund’s duration and yield curve exposure. An overweight to large-cap Financials generated underperformance relative to Treasurys. Mortgage-related liabilities, sovereign risk concerns, weak economic data, and market volatility contributed to the underperformance. Credit default swaps were used to buy credit protection on specific companies in order to moderately hedge the portfolios broad corporate exposure.

U.S. Fixed Income Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
U.S. Fixed Income Fund, Class A	5.43%	8.16%

Comparison of Change in the Value of a $100,000 Investment in the U.S. Fixed Income Fund, Class A, versus the Barclays Capital U.S. Aggregate Bond Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Class A shares were offered beginning 7/2/09. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	23

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

High Yield Bond Fund

I. Objective

The High Yield Bond Fund (the “Fund”) seeks to maximize total return.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2011: Ares Management LLC, Brigade Capital Management, LLC, Delaware Management Company, Guggenheim Investment Management, LLC, J.P. Morgan Investment Management, Inc. During the year ended September 30, 2011, no manager changes were made to the Fund.

III. Market Commentary

For the fiscal year ending September 30, 2011, the high-yield market, as measured by the BofA Merrill Lynch High Yield Constrained Index (the “Index”), returned 1.30%. High-yield returns were strong through the fourth quarter of 2010 and the first seven months of 2011 before faltering due to fears of a banking crisis in Europe, political grandstanding in both the U.S. and Europe, and renewed concerns about a double-dip recession as the fiscal year drew to a close. Returns of (4.01)% in August and (2.83)% in September were the first back-to-back monthly declines since 2008. Fundamentals within the universe of high-yield companies remain strong with leverage ratios declining, improving free cash flow, expense reduction and modest expansion of top-line growth. As a result, default rates continued to decline, with the Moody’s U.S. default rate declining to 2.00% from 3.99% one year ago. Projections of default rates remain below 4.00% for the foreseeable future. During the “risk-off” trade in August and September, high-yield spreads widened 804 basis points as investors fled to the safety of U.S. Treasury bonds despite the country’s credit downgrade by rating agency Standard and Poor’s. For the fiscal year, spreads widened 237 basis points. After touching a record low yield of 6.65% in May 2011, yields in the high-yield market rose 2.88%, ending the period at 9.53%. Issuance set a calendar-year record in both 2009 and 2010, and was on a record pace in 2011 before slowing late in the period. Refinancing continues to be the theme, with nearly 60% of new issuance for refinancing purposes. Cash flows in the asset class have been positive, with June and August experiencing the two largest monthly outflows on record—$7.0 billion and $6.4 billion, respectively. With the risk avoidance late in the period, CCC-rated bonds produced the lowest return at -2.02%, followed by B-rated bonds at 1.70%. BB-rated bonds produced the best return of 2.17%.

The best performing sector on both a contribution to return basis and an absolute basis was Energy, which returned 5.61%. Consumer Cyclical and Health Care companies also produced strong results, returning 3.35% and 2.38%, respectively. The worst performing sector on a contribution to return basis was Real Estate, which returned -2.38% as the housing market continued to struggle with growth.

IV. Return vs. Benchmark:

For the year ended September 30, 2011, the High Yield Fund, Class A, outperformed the BofA Merrill Lynch U.S. High Yield Constrained Index, returning 2.96% versus the Index return of 1.30%.

V. Fund Attribution

The Fund’s allocation to structured credit in the form of collateralized loan obligations was a major contributor to performance, as this area continued its multi-year rebound due to improved fundamentals and ample access to capital markets for many loan issuers. Declining default rates and increased investor risk appetite also served as a tailwind for leveraged finance investments, including both loans and bonds, for a majority of the period. An underweight to the Basic Industry sector was positive and enhanced relative performance when combined with strong security selection within metal, paper and steel companies. The Technology sector produced strong results as companies continued to invest capital in computers and services that will improve productivity. Security selection and an overweight to the more defensive Health Care sector also helped returns.

An underweight to the outperforming Energy sector detracted from performance, as its higher-quality bias and the longer-term nature of its maturity profile benefited from declining U.S. Treasurys. Security selection in the sector, however, helped to mitigate

24	SEI Institutional Managed Trust / Annual Report / September 30, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

underperformance. The Fund’s underweight to the positively performing Automotive sector subtracted from performance as automotive companies benefited from a higher-quality bias and the end of supply chain disruptions emanating from the earthquake and tsunami in Japan.

High Yield Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
High Yield Bond Fund, Class A	2.96%	12.00%	5.68%	7.70%	7.13%
High Yield Bond Fund, Class I	1.19%	11.21%	5.19%	7.41%	6.91%

Comparison of Change in the Value of a $100,000 Investment in the High Yield Bond Fund, Class A and Class I, versus the BofA Merrill Lynch U.S. High Yield Constrained Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Class I Shares performance for the period prior to 10/01/07 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I Shares. Class A Shares were offered beginning 1/11/95 and Class I Shares were offered beginning 10/01/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	25

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Real Return Fund

I. Objective

The Real Return Fund’s (the “Fund”) objective is to provide return characteristics similar to Treasury Inflation Protected Securities (“TIPS”) with a maturity range of one to five years.

II. Multi-Manage Approach Statement

The Fund currently relies on a single sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund uses the following sub-adviser as of September 30, 2011: Wellington Management Company, LLP. During the year ended September 30, 2011, no manager changes were made to the Fund.

III. Market Commentary

For the year ended September 30, 2011, the non-Treasury sectors of the U.S. fixed-income market were mixed in regard to spread compression and risk appetite.

Geopolitical concerns dominated headlines, including the political tensions in the Middle East, the devastating earthquake and tsunami in Japan and the ongoing fiscal challenges in peripheral Europe. In the U.S., the economic recovery continued at a slower pace due to weak employment and soft consumer demand. The first- and second-quarter U.S. gross domestic product (“GDP”) reports showed that the economy grew at 1.9% and 1.3%, respectively. These numbers were lower than consensus expectations and the market sharply lowered GDP expectations for the remainder of the year. In response, the U.S. Federal Reserve (the “Fed”) kept the Fed funds rate near zero to support the economy, but let the $600 billion quantitative easing program expire at the end of June. Despite the exit, Treasurys rallied significantly in the second and third quarters of calendar year 2011 due to weak economic data and fears surrounding Europe. A U.S. debt ceiling resolution passed at the beginning of August. Nevertheless, credit rating agency Standard and Poor’s downgraded the U.S. to AA+ from AAA because the U.S. government had not addressed longer-term fiscal issues that could continue to burden the country. In the third quarter of calendar year 2011, the Federal Open Market Committee (“FOMC”) announced “Operation Twist” in response to a weakening economy. This program is intended to extend the average maturity of the Fed’s holdings by actively selling $400 billion in Treasury securities maturing within three years and reinvesting the proceeds into securities maturing in six to 30 years. The FOMC also announced that it would reinvest the proceeds of maturing agency debt and mortgage-backed securities (“MBS”) back into MBS rather than Treasurys.

The TIPS market experienced a higher level of volatility due to transitory events, including extreme weather in the U.S., Russia and Australia, and political tensions in the Middle East. The five-year TIPS breakeven inflation rate, which is the rate of inflation that equalizes the return of nominal and inflation-linked Treasurys, widened from

1.4% to 1.6%. The core Consumer Price Index also increased modestly from historically low levels.

IV. Return vs. Benchmark

For the year ended September 30, 2011, the Real Return Fund, Class A, underperformed the Barclays 1-5 Year U.S. TIPS Index (the “Index”), returning 4.51% versus the Index return of 4.79%.

V. Fund Attribution

A tactical and timely allocation to nominal Treasurys helped the Fund’s performance due to the decline in Treasury yields during the year. In addition, the drop in TIPS yields served to support the Fund’s absolute return.

The Fund used derivatives as a way to manage duration, yield-curve positioning, currency risk and spread duration in a more efficient manner. Futures were used for this purpose, and had a modestly positive impact on Fund performance.

Real Return Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Real Return Fund, Class A	4.51%	5.19%

Comparison of Change in the Value of a $100,000 Investment in the Real Return Fund, Class A, versus the Barclays 1-5 Year U.S. TIPS Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Class A shares were offered beginning 7/2/09. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect for waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

26	SEI Institutional Managed Trust / Annual Report / September 30, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2011

Multi-Strategy Alternative Fund

I. Objective

The Multi-Strategy Alternative Fund (the “Fund”) allocates its assets among a variety of investment strategies to seek to generate an absolute return with reduced correlation to the stock and bond markets.

II. Multi-Manager Approach Statement

The Fund uses a fund-of-funds approach, investing in a number of funds managed by different sub-advisors with differing investment approaches. The fund selection and portfolio construction are conducted by Turner Investment Partners, Inc.

The Multi-Strategy Alternative Fund had investments in the following funds as of September 30, 2011: AQR Diversified Arbitrage Fund, Institutional Class (ADAIX), AQR Managed Futures Strategy Fund, Institutional Class (AQMIX), DWS Diversified Market Neutral Fund, Class A (DDMAX), Eaton Vance Global Macro Absolute Return Fund, Institutional Class (EIGMX), J.P. Morgan Market Neutral Fund, Institutional Class (JPMNX), Driehaus Active Income Fund, Class A (LCMAX), The Merger Fund (MERFX), Managers AMG FQ Alternative Fund, Class A (MGAAX), TFS Market Neutral Fund (TFSMX) and Turner Spectrum Fund (TSPEX).

For the year ended September 30, 2011, Aberdeen Equity Long Short Fund, Institutional Class (GGUIX) and Managers AMG FW Alternative Fund, Institutional Class, (MGAIX) were terminated.

III. Market Commentary

Markets were highly volatile during the period. The first half of the fiscal year saw a significant run-up as most risk assets rallied strongly. The second and third quarters of calendar year 2011 saw a selloff in risk assets. The recovery during the second half of 2010 and first quarter of 2011 was not as robust as had been hoped, as choppy market conditions presented challenges for several investment strategies. Fears of sovereign defaults and the deterioration in economic prospects drove risk markets down during the second and third quarters. Throughout this volatility, the Fund achieved its main objective to protect investor capital, experiencing a relatively modest drawdown during the second and third quarters. The risk in the portfolio was reduced during the second and third quarters of 2011.

IV. Return vs. Benchmark

For the year ended September 30, 2011, the Multi-Strategy Alternative Fund, Class A underperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”), returning (2.16)% versus 0.14% for the Index.

Although the Fund performance is benchmarked against the return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, an investment in the Fund is substantially different from an investment in

U.S. Treasury bills. Among other things, Treasury bills are backed by the full faith and credit of the U.S. government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund. Further, an investment in the Fund is expected to be substantially more volatile than an investment in Treasury bills because of the breadth and types of securities and other instruments in which the Fund may invest.

V. Fund Attribution

The Fund’s largest detractor was Tactical Trading as the environment proved challenging for tactical managers. The Managed Futures strategy was whipsawed as the market oscillated between enthusiasm and pessimism, while the Global Macro Strategy had difficulties allocating risk in markets that were driven mostly by a flight to quality. The Equity Hedge strategy also posted losses. Both Long/Short Equity and Market-Neutral managers detracted as equity market prices were mostly driven by global macroeconomic and political concerns rather than stock-specific data. Relative Value managers generated smaller losses due to widening of credit spreads and interest hedging. The Event Driven allocation also detracted since Merger Arbitrage was negatively impacted by spread widening.

Multi-Strategy Alternative Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Multi-Strategy Alternative Fund, Class A	(2.16)%	(1.90)%

Comparison of Change in the Value of a $100,000 Investment in the Multi-Strategy Alternative Fund, Class A, versus the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

[1]

For the period ended 9/30/11. Past performance is no indication of future performance. Class A shares were offered beginning 3/31/10. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	27

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Fund

September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 14.6%
Apollo Group, CI A*	0.5%	192,000	$7,605
CBS, Cl B	0.7	533,840	10,880
Coach	1.1	327,548	16,977
Harley-Davidson	0.6	251,784	8,644
Johnson Controls	0.5	301,991	7,963
Lowe’s	0.9	672,602	13,008
Macy’s	0.6	338,790	8,917
McDonald’s	0.6	98,831	8,679
Nike, Cl B	0.7	130,957	11,198
Target	0.7	228,949	11,228
Time Warner Cable, Cl A	0.6	130,770	8,195
Other Securities	7.1		108,866

			222,160

Consumer Staples — 9.5%
Coca-Cola	0.8	185,650	12,543
Costco Wholesale	1.1	208,310	17,106
Mead Johnson Nutrition, Cl A	0.9	196,120	13,499
Philip Morris International	0.6	141,380	8,819
Procter & Gamble	1.2	294,401	18,600
Walgreen	0.5	251,100	8,259
Other Securities	4.4		66,566

			145,392

Energy — 9.3%
Chevron	1.6	256,600	23,741
ConocoPhillips	1.4	336,320	21,296
Exxon Mobil	1.2	248,400	18,041
Schlumberger	0.6	156,008	9,318
Other Securities	4.5		68,570

			140,966

Financials — 11.9%
Capital One Financial (A)	0.5	209,030	8,284
Citigroup	0.7	423,900	10,860
JPMorgan Chase	1.4	711,160	21,420

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo	1.0%	624,400	$15,061
Other Securities	8.3		124,931

			180,556

Health Care — 12.3%
Allergan	0.9	170,566	14,051
Amgen	0.9	253,518	13,931
Express Scripts*	0.6	223,883	8,299
Johnson & Johnson (A)	1.1	256,840	16,363
Merck	0.8	382,800	12,521
Pfizer	1.2	989,500	17,494
UnitedHealth Group	0.6	204,771	9,444
WellPoint	0.5	121,800	7,951
Other Securities	5.7		87,767

			187,821

Industrials — 8.5%
General Electric	0.9	885,200	13,491
Precision Castparts	0.8	82,728	12,861
Other Securities	6.8		102,895

			129,247

Information Technology — 22.3%
Adobe Systems*	0.7	438,183	10,591
Apple*	3.2	129,445	49,342
Cisco Systems	0.6	628,700	9,739
EMC*	0.6	404,986	8,501
Google, Cl A*	1.9	54,877	28,228
Intel	1.5	1,093,099	23,316
International Business Machines	0.6	52,226	9,141
Mastercard, Cl A	1.2	57,183	18,136
Microsoft	0.8	509,406	12,679
Oracle	1.2	641,475	18,436
Qualcomm	1.5	462,194	22,476
Visa, Cl A	0.5	95,400	8,178
Other Securities	8.0		121,471

			340,234

Materials — 2.3%
Other Securities	2.3		35,229

Telecommunication Services — 3.5%
AT&T	1.3	719,380	20,517
Verizon Communications	1.2	477,911	17,587
Other Securities	1.0		14,564

			52,668

Utilities — 2.6%
American Electric Power	0.5	200,146	7,609

28	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	2.1%		$31,844

			39,453

Total Common Stock (Cost $1,545,888) ($ Thousands)			1,473,726

AFFILIATED PARTNERSHIP — 7.0%
SEI Liquidity Fund, L.P. 0.130%**† (B)	7.0	105,803,821	105,804

Total Affiliated Partnership (Cost $105,804) ($ Thousands)			105,804

CASH EQUIVALENTS — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	2.7	41,118,451	41,118
Other Securities	0.1		1,338

Total Cash Equivalents (Cost $42,456) ($ Thousands)			42,456

U.S. TREASURY OBLIGATION (C) — 0.3%
Other Securities	0.3		5,132

Total U.S. Treasury Obligation (Cost $5,132) ($ Thousands)			5,132

Total Investments — 106.9% (Cost $1,699,280) ($ Thousands)			$1,627,118

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	422	Dec-2011	$(864)
S&P Mid 400 Index E-MINI	48	Dec-2011	(258)

			$(1,122)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,521,942 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2011 (see Note 9). The total market value of securities on loan at September 30, 2011 was $100,274 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2011 was $105,804 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,473,726	$—	$—	$1,473,726
Affiliated Partnership	—	105,804	—	105,804
Cash Equivalents	41,118	1,338	—	42,456
U.S. Treasury Obligation	—	5,132	—	5,132

Total Investments in Securities	$1,514,844	$112,274	$—	$1,627,118

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,122)	$—	$—	$(1,122)

Total Other Financial Instruments	$(1,122)	$—	$—	$(1,122)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	29

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Value Fund

September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Consumer Discretionary — 8.3%
CBS, Cl B	0.5%	274,900	$5,602
Newell Rubbermaid	0.5	491,885	5,839
Time Warner (A)	0.5	209,100	6,267
Other Securities	6.8		82,803

			100,511

Consumer Staples — 8.8%
Coca-Cola	0.5	85,350	5,766
CVS Caremark	0.9	337,200	11,323
Procter & Gamble	1.9	367,100	23,193
Wal-Mart Stores	1.1	251,610	13,059
Other Securities	4.4		52,281

			105,622

Energy — 11.8%
Apache	0.5	80,450	6,455
Chevron	3.3	424,100	39,238
ConocoPhillips	1.7	318,500	20,167
Devon Energy	0.5	103,300	5,727
Exxon Mobil	1.5	253,450	18,408
Murphy Oil	0.6	158,150	6,984
Occidental Petroleum	0.5	91,300	6,528
Valero Energy	0.5	316,000	5,619
Other Securities	2.7		33,044

			142,170

Financials — 20.3%
Aflac	0.7	230,350	8,051
Ameriprise Financial	0.5	165,800	6,526
Bank of America	0.6	1,232,600	7,543
Chubb	0.8	155,300	9,317
Citigroup	1.1	486,030	12,452
Discover Financial Services	0.5	244,800	5,616
Fifth Third Bancorp	0.5	627,700	6,340
JPMorgan Chase	2.5	1,005,500	30,286
PNC Financial Services Group	1.0	250,700	12,081
Prudential Financial	0.7	175,600	8,229

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Travelers	0.5%	114,400	$5,575
Wells Fargo	2.4	1,188,400	28,664
Other Securities	8.5		103,770

			244,450

Health Care — 14.1%
Aetna	0.7	233,300	8,481
Amgen	1.0	217,000	11,924
Gilead Sciences*	0.5	159,400	6,185
Johnson & Johnson	1.4	272,450	17,358
Merck	1.7	609,200	19,927
Pfizer	3.1	2,115,200	37,397
UnitedHealth Group	0.8	217,300	10,022
WellPoint	1.2	215,000	14,035
Other Securities	3.7		44,682

			170,011

Industrials — 9.0%
General Dynamics	0.5	103,300	5,877
General Electric	2.4	1,905,500	29,040
Northrop Grumman (A)	0.8	181,400	9,462
Other Securities	5.3		63,624

			108,003

Information Technology — 11.8%
Cisco Systems	1.4	1,086,750	16,834
Hewlett-Packard	0.5	265,300	5,956
Intel	2.6	1,467,250	31,297
Microsoft	1.5	700,950	17,447
Other Securities	5.8		71,022

			142,556

Materials — 5.0%
Freeport-McMoRan Copper & Gold, Cl B	0.5	203,400	6,194
Newmont Mining	0.9	178,700	11,240
Other Securities	3.6		43,422

			60,856

Telecommunication Services — 3.5%
AT&T	2.4	1,014,900	28,945
Verizon Communications (A)	1.0	311,400	11,460
Other Securities	0.1		1,417

			41,822

Utilities — 5.0%
American Electric Power	0.7	235,400	8,950
Entergy	0.7	133,600	8,856
Exelon (A)	0.5	149,800	6,383
Other Securities	3.1		35,610

			59,799

Total Common Stock (Cost $1,303,315) ($ Thousands)			1,175,800

30	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.7%
SPDR Gold Shares	0.7%	48,800	$7,714

Total Exchange Traded Fund (Cost $7,137) ($ Thousands)			7,714

AFFILIATED PARTNERSHIP — 6.0%
SEI Liquidity Fund, L.P. 0.130%**† (B)	6.0	77,060,229	72,295

Total Affiliated Partnership (Cost $77,060) ($ Thousands)			72,295

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	2.0	23,988,205	23,988

Total Cash Equivalent (Cost $23,988) ($ Thousands)			23,988

U.S. TREASURY OBLIGATIONS (C) — 0.3%
Other Securities	0.3		3,961

Total U.S. Treasury Obligations (Cost $3,961) ($ Thousands)			3,961

Total Investments — 106.6% (Cost $1,415,461) ($ Thousands)			$1,283,758

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	236	Dec-2011	$(575)
Russell 2000 Index E-MINI	8	Dec-2011	(41)

			$(616)

For the period ended September 30, 2011, the total number of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,204,345 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2011 (see Note 9). The total market value of securities on loan at September 30, 2011 was $73,116 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2011 was $72,295 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,175,800	$—	$—	$1,175,800
Exchange Traded Fund	7,714	—	—	7,714
Affiliated Partnership	—	72,295	—	72,295
Cash Equivalent	23,988	—	—	23,988
U.S. Treasury Obligations	—	3,961	—	3,961

Total Investments in Securities	$1,207,502	$76,256	$—	$1,283,758

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(616)	$—	$—	$(616)

Total Other Financial Instruments	$(616)	$—	$—	$(616)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	31

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Growth Fund

September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%‡

Consumer Discretionary — 14.7%
Amazon.com*	0.7%	43,042	$9,307
Apollo Group, Cl A*	0.8	246,200	9,752
Coach	1.2	287,495	14,901
Fossil*	1.0	154,488	12,523
McDonald’s	0.9	126,527	11,112
Nike, Cl B	0.7	101,050	8,641
priceline.com* (A)	1.3	36,325	16,327
Other Securities	8.1		106,590

			189,153

Consumer Staples — 11.7%
Altria Group	0.9	448,097	12,013
Coca-Cola (A)	1.2	235,110	15,884
Costco Wholesale	1.5	237,775	19,526
Mead Johnson Nutrition, Cl A	1.3	233,546	16,075
Philip Morris International	0.7	134,097	8,365
Walgreen	1.1	426,100	14,015
Other Securities	5.0		63,939

			149,817

Energy — 9.0%
Canadian Natural Resources	0.9	396,813	11,615
EOG Resources (A)	1.1	196,118	13,926
Exxon Mobil	1.3	229,700	16,683
FMC Technologies* (A)	1.1	364,494	13,705
Schlumberger	1.1	236,582	14,131
Other Securities	3.5		45,667

			115,727

Financials — 3.8%
CME Group	1.0	49,358	12,162
Intercontinental Exchange* (A)	0.9	97,850	11,572
Other Securities	1.9		25,741

			49,475

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 14.0%
Allergan	1.5%	236,245	$19,462
Covance*	0.9	255,415	11,608
DaVita*	0.6	131,489	8,240
Express Scripts*	1.2	405,013	15,014
Idexx Laboratories* (A)	0.7	135,991	9,379
Illumina* (A)	0.7	219,015	8,962
Intuitive Surgical* (A)	1.0	35,631	12,980
Other Securities	7.4		93,746

			179,391

Industrials — 9.4%
Caterpillar	0.8	139,900	10,330
Danaher	0.9	267,512	11,219
Fluor	1.0	264,282	12,303
Roper Industries	0.8	154,366	10,637
Stericycle* (A)	1.3	205,308	16,572
Other Securities	4.6		59,333

			120,394

Information Technology — 31.2%
Accenture, Cl A (A)	0.9	223,683	11,784
Amphenol, Cl A	0.7	213,575	8,708
Ansys*	0.7	187,240	9,182
Apple*	5.9	200,563	76,450
Citrix Systems*	1.1	254,903	13,900
Cognizant Technology Solutions, Cl A* (A)	0.9	186,652	11,703
Google, Cl A*	3.2	79,609	40,949
Intuit	0.9	241,200	11,443
Mastercard, Cl A	2.3	91,900	29,147
Microsoft	0.8	379,093	9,436
National Instruments	0.6	367,444	8,400
NetApp* (A)	0.8	291,964	9,909
Oracle	0.8	358,220	10,295
Qualcomm	2.4	632,215	30,745
Teradata*	0.9	225,900	12,092
VeriSign	0.8	348,600	9,973
Visa, Cl A (A)	1.3	191,350	16,402
Other Securities	6.2		81,095

			401,613

Materials — 2.5%
Other Securities	2.5		32,013

Telecommunication Services — 1.1%
Crown Castle International*	1.0	326,900	13,295
Other Securities	0.1		1,089

			14,384

32	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 0.5%
Other Securities	0.5%		$5,841

Total Common Stock (Cost $1,236,432) ($ Thousands)			1,257,808

AFFILIATED PARTNERSHIP — 14.2%
SEI Liquidity Fund, L.P. 0.130%**† (B)	14.2	186,265,391	182,576

Total Affiliated Partnership (Cost $186,265) ($ Thousands)			182,576

CASH EQUIVALENTS — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	2.0	25,517,997	25,518
Other Securities	0.2		2,426

Total Cash Equivalents (Cost $27,944) ($ Thousands)			27,944

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		3,257

Total U.S. Treasury Obligations (Cost $3,257) ($ Thousands)			3,257

Total Investments — 114.5% (Cost $1,453,898) ($ Thousands)			$1,471,585

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	301	Dec-2011	$(813)
Russell 2000 Index E-MINI	40	Dec-2011	(207)

			$(1,020)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,285,233 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Investment in Affiliated Security (see Note 5).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This Security or a partial position of this security is on loan at September 30, 2011 (see Note 9). The total market value of securities on loan at September 30, 2011 was $177,214 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2011 was $182,576 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,257,808	$—	$—	$1,257,808
Affiliated Partnership	—	182,576	—	182,576
Cash Equivalents	25,518	2,426	—	27,944
U.S. Treasury Obligations	—	3,257	—	3,257

Total Investments in Securities	$1,283,326	$188,259	$—	$1,471,585

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,020)	$—	$—	$(1,020)

Total Other Financial Instruments	$(1,020)	$—	$—	$(1,020)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 -— Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	33

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Large Cap Fund

September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.0%

Consumer Discretionary — 13.9%
Apollo Group, Cl A*	0.5%	195,978	$7,763
CBS, Cl B	0.6	451,553	9,203
Coach	1.0	300,249	15,562
Harley-Davidson	0.5	231,344	7,942
Lowe’s	0.7	569,040	11,005
Macy’s	0.6	331,340	8,721
McDonald’s	0.6	95,639	8,399
Nike, Cl B	0.7	120,799	10,330
Target	0.8	247,603	12,142
Time Warner Cable, Cl A	0.5	124,373	7,794
Other Securities	7.4		108,655

			207,516

Consumer Staples — 10.2%
Coca-Cola	0.8	182,111	12,303
Costco Wholesale	1.2	209,569	17,210
Mead Johnson Nutrition, Cl A	0.9	188,136	12,949
Philip Morris International	0.5	124,558	7,770
Procter & Gamble	1.3	305,330	19,291
Walgreen	0.5	226,237	7,441
Wal-Mart Stores	0.6	172,048	8,929
Other Securities	4.4		67,121

			153,014

Energy — 9.8%
Chevron	1.6	256,751	23,755
ConocoPhillips	1.4	326,204	20,655
Exxon Mobil	1.3	272,146	19,766
Schlumberger	0.8	195,377	11,670
Other Securities	4.7		70,963

			146,809

Financials — 11.7%
Capital One Financial (A)	0.5	181,999	7,213
Citigroup	0.5	314,295	8,052

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

JPMorgan Chase	1.3%	644,177	$19,403
Wells Fargo	1.0	611,901	14,759
Other Securities	8.4		126,006

			175,433

Health Care — 13.0%
Allergan	0.8	144,706	11,921
Amgen	1.0	275,324	15,129
Celgene*	0.5	118,659	7,347
Intuitive Surgical*	0.5	19,439	7,081
Johnson & Johnson	1.2	278,618	17,751
Merck	0.9	400,535	13,101
Pfizer	1.1	954,300	16,872
UnitedHealth Group	0.7	224,892	10,372
Other Securities	6.3		95,331

			194,905

Industrials — 8.7%
General Electric	1.1	1,040,296	15,854
Precision Castparts	0.8	74,974	11,655
Other Securities	6.8		103,482

			130,991

Information Technology — 22.3%
Adobe Systems*	0.6	362,339	8,758
Apple*	3.2	126,936	48,385
Cisco Systems	0.7	647,869	10,036
Citrix Systems*	0.5	137,048	7,473
Google, Cl A*	1.8	52,993	27,259
Intel	1.6	1,079,376	23,023
International Business Machines	0.8	64,371	11,267
Mastercard, Cl A	1.2	54,569	17,307
Microsoft	1.0	571,607	14,227
Oracle	1.2	614,753	17,668
Qualcomm	1.4	428,623	20,844
Visa, Cl A (A)	0.6	104,451	8,954
Other Securities	7.7		118,069

			333,270

Materials — 2.6%
Other Securities	2.6		38,314

Telecommunication Services — 3.6%
AT&T	1.6	815,594	23,261
Verizon Communications (A)	1.1	466,738	17,176
Other Securities	0.9		13,631

			54,068

Utilities — 3.2%
American Electric Power	0.6	224,436	8,533

34	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	2.6%		$38,785

			47,318

Total Common Stock (Cost $1,455,932) ($ Thousands)			1,481,638

AFFILIATED PARTNERSHIP — 7.9%
SEI Liquidity Fund, L.P. 0.130%**† (B)	7.9	122,520,224	118,529

Total Affiliated Partnership (Cost $122,520) ($ Thousands)			118,529

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	1.3	19,398,403	19,398

Total Cash Equivalent (Cost $19,398) ($ Thousands)			19,398

U.S. TREASURY OBLIGATION (C) — 0.2%
Other Securities	0.2		3,314

Total U.S. Treasury Obligation (Cost $3,314) ($ Thousands)			3,314

Total Investments — 108.4% (Cost $1,601,164) ($ Thousands)			$1,622,879

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	255	Dec-2011	$(641)
S&P Mid 400 Index E-MINI	29	Dec-2011	(186)

			$(827)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,496,696 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2011 (see Note 9). The total market value of securities on loan at September 30, 2011 was $116,488 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2011 was $118,529 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,481,638	$—	$—	$1,481,638
Affiliated Partnership	—	118,529	—	118,529
Cash Equivalent	19,398	—	—	19,398
U.S. Treasury Obligation	—	3,314	—	3,314

Total Investments in Securities	$1,501,036	$121,843	$—	$1,622,879

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(827)	$—	$—	$(827)

Total Other Financial Instruments	$(827)	$—	$—	$(827)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	35

SUMMARY SCHEDULE OF INVESTMENTS

S&P 500 Index Fund

September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1%

Consumer Discretionary — 10.3%
Amazon.com* (A)	0.7%	49,600	$10,725
Comcast, Cl A	0.6	375,822	7,855
Home Depot	0.5	210,996	6,935
McDonald’s	0.8	140,770	12,362
Walt Disney (A)	0.5	253,727	7,652
Other Securities	7.2		104,040

			149,569

Consumer Staples — 11.2%
Altria Group	0.5	283,256	7,594
Coca-Cola	1.4	312,953	21,143
CVS Caremark	0.4	184,035	6,180
Kraft Foods, Cl A	0.6	241,398	8,106
PepsiCo	0.9	215,985	13,369
Philip Morris International	1.0	239,565	14,944
Procter & Gamble	1.6	374,501	23,661
Wal-Mart Stores (A)	0.9	239,944	12,453
Other Securities	3.9		56,600

			164,050

Energy — 11.1%
Chevron	1.7	272,978	25,256
ConocoPhillips (A)	0.8	187,443	11,869
Exxon Mobil	3.3	662,198	48,095
Occidental Petroleum	0.5	111,059	7,941
Schlumberger	0.8	184,243	11,005
Other Securities	4.0		58,246

			162,412

Financials — 13.1%
American Express	0.4	142,115	6,381
Bank of America	0.6	1,384,828	8,475
Berkshire Hathaway, Cl B* (A)	1.2	239,847	17,039
Citigroup	0.7	398,408	10,207

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Goldman Sachs Group	0.5%	69,156	$6,539
JPMorgan Chase	1.1	531,757	16,016
US Bancorp	0.4	262,906	6,189
Wells Fargo	1.2	719,963	17,366
Other Securities	7.0		102,257

			190,469

Health Care — 11.7%
Abbott Laboratories	0.7	212,546	10,870
Amgen	0.5	126,418	6,947
Bristol-Myers Squibb (A)	0.5	233,275	7,320
Johnson & Johnson	1.6	373,482	23,794
Merck	0.9	420,344	13,749
Pfizer	1.3	1,063,776	18,808
UnitedHealth Group	0.5	147,247	6,791
Other Securities	5.7		81,871

			170,150

Industrials — 9.8%
3M	0.5	97,082	6,969
Boeing	0.4	101,432	6,138
Caterpillar	0.5	88,397	6,527
General Electric	1.5	1,444,874	22,020
United Parcel Service, Cl B	0.6	134,011	8,463
United Technologies	0.6	124,132	8,734
Other Securities	5.7		83,701

			142,552

Information Technology — 18.8%
Apple*	3.3	126,231	48,117
Cisco Systems	0.8	750,804	11,630
Google, Cl A*	1.2	34,391	17,690
Hewlett-Packard	0.4	283,765	6,370
Intel	1.0	716,215	15,277
International Business Machines	1.9	162,737	28,484
Microsoft	1.7	1,016,193	25,293
Oracle	1.1	538,888	15,488
Qualcomm	0.8	229,332	11,152
Other Securities	6.6		93,927

			273,428

Materials — 3.2%
Other Securities	3.2		47,144

Telecommunication Services — 3.1%
AT&T	1.6	807,740	23,037
Verizon Communications	1.0	386,198	14,212
Other Securities	0.5		8,617

			45,866

36	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.8%
Other Securities	3.8%		$55,269

Total Common Stock (Cost $826,868) ($ Thousands)			1,400,909

AFFILIATED PARTNERSHIP — 9.7%
SEI Liquidity Fund, L.P. 0.130%**† (B)	9.7	144,794,925	141,957

Total Affiliated Partnership (Cost $144,794) ($ Thousands)			141,957

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	3.5	50,902,659	50,903

Total Cash Equivalent (Cost $50,903) ($ Thousands)			50,903

U.S. TREASURY OBLIGATIONS (C) — 0.4%
Other Securities	0.4		5,400

Total U.S. Treasury Obligations (Cost $5,400) ($ Thousands)			5,400

Total Investments — 109.7% (Cost $1,027,965) ($ Thousands)			$1,599,169

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	1,038	Dec-2011	$(2,827)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,458,272 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2011 (see Note 9). The total market value of securities on loan at September 30, 2011 was $137,997 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2011 was $141,957 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,400,909	$—	$—	$1,400,909
Affiliated Partnership	—	141,957	—	141,957
Cash Equivalent	50,903	—	—	50,903
U.S. Treasury Obligations	—	5,400	—	5,400

Total Investments in Securities	$1,451,812	$147,357	$—	$1,599,169

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(2,827)	$—	$—	$(2,827)

Total Other Financial Instruments	$(2,827)	$—	$—	$(2,827)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 -— Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	37

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Fund

September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Consumer Discretionary — 12.5%
American Public Education* (A)	0.4%	23,623	$803
Childrens Place Retail Stores* (A)	0.5	21,158	985
Jones Group (A)	0.4	85,967	792
Life Time Fitness* (A)	0.5	27,397	1,010
National CineMedia	0.3	42,480	616
Other Securities	10.4		21,196

			25,402

Consumer Staples — 2.6%
Ruddick (A)	0.3	15,455	603
Other Securities	2.3		4,797

			5,400

Energy — 6.6%
Berry Petroleum, Cl A	0.3	17,824	631
Dril-Quip*	0.3	11,100	598
Other Securities	6.0		12,332

			13,561

Financials — 19.1%
BioMed Realty Trust†	0.4	47,285	784
Education Realty Trust†	0.4	95,995	825
FirstMerit	0.4	65,036	739
Hancock Holding	0.4	34,178	915
Hanover Insurance Group	0.5	28,542	1,013
Highwoods Properties† (A)	0.5	36,277	1,025
Meadowbrook Insurance Group	0.5	107,718	960
National Retail Properties† (A)	0.5	34,763	934
Western Alliance Bancorp* (A)	0.5	173,182	949
Other Securities	15.0		30,851

			38,995

Health Care — 13.8%
Ariad Pharmaceuticals* (A)	0.3	74,030	651

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Cubist Pharmaceuticals* (A)	0.4%	25,662	$906
Healthspring*	0.4	21,750	793
Invacare	0.3	27,038	623
Magellan Health Services*	0.6	26,997	1,304
Medicis Pharmaceutical, Cl A	0.3	18,757	684
Mednax* (A)	0.3	9,835	616
Questcor Pharmaceuticals* (A)	0.5	35,250	961
Other Securities	10.7		21,536

			28,074

Industrials — 17.1%
Actuant, Cl A (A)	0.3	34,488	681
AerCap Holdings*	0.3	61,058	606
EMCOR Group	0.4	40,584	825
Geo Group*	0.3	38,050	706
HEICO (A)	0.3	14,311	705
Marten Transport	0.3	36,650	632
Old Dominion Freight Line*	0.4	29,909	866
Robbins & Myers	0.4	24,717	858
Wabash National* (A)	0.6	237,243	1,132
Other Securities	13.8		27,873

			34,884

Information Technology — 16.4%
Adtran	0.3	22,775	603
BroadSoft* (A)	0.5	30,991	941
Digital River* (A)	0.3	29,635	614
Hittite Microwave*	0.3	13,800	672
Inphi* (A)	0.4	84,455	741
Integrated Device Technology* (A)	0.3	117,791	607
Mellanox Technologies*	0.4	24,110	753
Parametric Technology*	0.3	44,499	684
Sycamore Networks	0.3	35,176	635
Other Securities	13.3		27,118

			33,368

Materials — 4.5%
Globe Specialty Metals	0.4	51,761	752
Innophos Holdings	0.4	18,158	724
PolyOne	0.4	71,460	765
RTI International Metals* (A)	0.4	30,595	713
Other Securities	2.9		6,281

			9,235

Telecommunication Services — 0.7%
Other Securities	0.7		1,429

Utilities — 3.2%
PNM Resources	0.3	36,344	597
Portland General Electric	0.3	27,995	663
UIL Holdings (A)	0.4	26,876	885

38	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	2.2%		$4,328

			6,473

Total Common Stock (Cost $222,750) ($ Thousands)			196,821

CONVERTIBLE BONDS — 0.1%

Energy — 0.1%
Other Securities	0.1		70

Financials — 0.0%
Other Securities	0.0		26

Total Convertible Bonds (Cost $103) ($ Thousands)			96

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Other Securities	0.1		103

Energy — 0.0%
Other Securities	0.0		49

Financials — 0.0%
Other Securities	0.0		46

Total Preferred Stock (Cost $346) ($ Thousands)			198

WARRANTS — 0.0%
Other Securities	0.0		6

Total Warrants (Cost $—) ($ Thousands)			6

AFFILIATED PARTNERSHIP — 29.1%
SEI Liquidity Fund, L.P. 0.130%**†† (B)	29.1	59,288,692	59,289

Total Affiliated Partnership (Cost $59,289) ($ Thousands)			59,289

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	3.4	6,921,005	6,921

Total Cash Equivalent (Cost $6,921) ($ Thousands)			6,921

Description	Percentage of Net Assets (%)	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (C) (D) — 0.6%
U.S. Treasury Bills 0.014%, 12/15/2011	0.4%	$753	$753
Other Securities	0.2		510

Total U.S. Treasury Obligations (Cost $1,263) ($ Thousands)			1,263

Total Investments — 129.8% (Cost $290,672) ($ Thousands)			$264,594

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	75	Dec-2011	$(213)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $203,909 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2011 (see Note 9). The total market value of securities on loan at September 30, 2011 was $55,648 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2011 was $59,289 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$196,817	$2	$2	$196,821
Convertible Bonds	—	96	—	96
Preferred Stock	—	198	—	198
Warrants	—	6	—	6
Affiliated Partnership	—	59,289	—	59,289
Cash Equivalent	6,921	—	—	6,921
U.S. Treasury Obligations	—	1,263	—	1,263

Total Investments in Securities	$203,738	$60,854	$2	$264,594

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(213)	$—	$—	$(213)

Total Other Financial Instruments	$(213)	$—	$—	$(213)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	39

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Fund (Concluded)

September 30, 2011

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Common Stock	Corporate Obligation
Beginning balance as of October 1, 2010	$6	$19
Accrued discounts/premiums	—	(1)
Realized gain/(loss)	—	2
Change in unrealized appreciation/(depreciation)	(4)	—
Net purchases/sales	—	(20)
Net transfer in and/or out of Level 3	—	—

Ending balance as of September 30, 2011	$2	$—

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(4)	$—

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 -— Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

40	SEI Institutional Managed Trust / Annual Report / September 30, 2011

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Value Fund

September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%‡

Consumer Discretionary — 9.5%
Regis (A)	0.5%	139,424	$1,964
Rent-A-Center	0.5	73,800	2,026
Other Securities	8.5		32,082

			36,072

Consumer Staples — 3.6%
Corn Products International	0.4	36,258	1,423
Pantry*	0.5	144,953	1,758
Other Securities	2.7		10,426

			13,607

Energy — 4.7%
Berry Petroleum, Cl A (A)	0.4	43,513	1,540
Other Securities	4.3		16,511

			18,051

Financials — 34.7%
AvalonBay Communities† (A)	0.4	12,719	1,451
BioMed Realty Trust† (A)	0.4	104,392	1,730
Boston Private Financial Holdings (A)	0.5	295,228	1,736
CNO Financial Group*	0.4	291,900	1,579
Education Realty Trust†	0.4	163,464	1,404
Endurance Specialty Holdings	0.4	48,384	1,652
Equity Residential†	0.5	39,100	2,028
FirstMerit	0.5	154,878	1,759
Hancock Holding (A)	0.6	84,915	2,274
HCP†	0.5	53,262	1,867
Highwoods Properties† (A)	0.4	49,545	1,400
Infinity Property & Casualty (A)	0.4	31,113	1,633
Meadowbrook Insurance Group (A)	0.7	287,673	2,563
Mid-America Apartment Communities† (A)	0.5	29,555	1,780
Ocwen Financial* (A)	0.4	109,300	1,444
Platinum Underwriters Holdings	0.7	85,574	2,631
ProAssurance (A)	0.5	27,463	1,978

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

ProLogis†	0.4%	63,244	$1,534
Simon Property Group†	0.5	18,294	2,012
Ventas† (A)	0.4	30,319	1,498
Western Alliance Bancorp* (A)	0.4	272,775	1,495
Other Securities	24.8		94,757

			132,205

Health Care — 4.7%
Conmed*	0.4	64,910	1,494
Magellan Health Services*	0.4	29,035	1,402
Other Securities	3.9		15,004

			17,900

Industrials — 17.8%
Belden	0.4	53,382	1,377
EMCOR Group	0.6	116,918	2,377
FTI Consulting* (A)	0.7	75,600	2,783
G&K Services	0.5	66,621	1,702
Geo Group*	0.6	127,400	2,365
Kaydon	0.7	86,422	2,479
Spirit Airlines* (A)	0.5	140,700	1,759
Teledyne Technologies*	0.4	35,158	1,718
Teleflex (A)	0.5	37,066	1,993
Tetra Tech*	0.6	117,416	2,200
Towers Watson, Cl A	0.6	38,769	2,317
Tutor Perini	0.4	138,300	1,589
Wabash National* (A)	0.4	344,700	1,644
Other Securities	10.9		41,519

			67,822

Information Technology — 12.0%
CACI International, Cl A*	0.4	31,429	1,570
Diebold (A)	0.6	80,111	2,204
Digital River* (A)	0.7	125,065	2,593
Earthlink (A)	0.4	237,535	1,551
Other Securities	9.9		37,866

			45,784

Materials — 5.6%
RTI International Metals* (A)	0.4	69,348	1,617
Sensient Technologies	0.5	58,655	1,909
Other Securities	4.7		17,926

			21,452

Telecommunication Services — 0.7%
Other Securities	0.7		2,883

Utilities — 4.3%
AGL Resources	0.4	37,383	1,523
Great Plains Energy (A)	0.6	119,752	2,311
Portland General Electric	1.1	183,499	4,347
Other Securities	2.2		8,220

			16,401

Total Common Stock (Cost $429,446) ($ Thousands)			372,177

SEI Institutional Managed Trust / Annual Report / September 30, 2011	41

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Value Fund (concluded)

September 30, 2011

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.1%
Other Securities	0.1%		$300

Total Exchange Traded Fund (Cost $299) ($ Thousands)			300

PREFERRED STOCK — 0.0%

Energy — 0.0%
Other Securities	0.0		160

Total Preferred Stock (Cost $174) ($ Thousands)			160

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			—

WARRANT — 0.0%
Other Securities	0.0		—

Total Warrant (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 26.0%
SEI Liquidity Fund, L.P. 0.130%**†† (B)	26.0	102,791,837	98,987

Total Affiliated Partnership (Cost $102,792) ($ Thousands)			98,987

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	2.7	10,219,315	10,219

Total Cash Equivalent (Cost $10,219) ($ Thousands)			10,219

U.S. TREASURY OBLIGATION (C) (D) — 0.5%
U.S. Treasury Bills 0.062%, 12/15/2011	0.5	$1,857	1,857

Total U.S. Treasury Obligation (Cost $1,857) ($ Thousands)			1,857

Total Investments — 126.9% (Cost $544,787) ($ Thousands)			$483,700

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	93	Dec-2011	$(523)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $381,130 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust

††	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2011 (see Note 9). The total market value of securities on loan at September 30, 2011 was $96,575 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2011 was $98,987 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$371,821	$—	$356	$372,177
Exchange Traded Fund	300	—	—	300
Preferred Stock	—	160	—	160
Rights	—	—	—	—
Warrant	—	—	—	—
Affiliated Partnership	—	98,987	—	98,987
Cash Equivalent	10,219	—	—	10,219
U.S. Treasury Obligation	—	1,857	—	1,857

Total Investments in Securities	$382,340	$101,004	$356	$483,700

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(523)	$—	$—	$(523)

Total Other Financial Instruments	$(523)	$—	$—	$(523)

*	Futures contracts are value at the unrealized depreciation on the instrument.

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2010	$398
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(42)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of September 30, 2011	$356

Changes in unrealized gains (losses included in earnings to securities still held at reporting date	$(42)

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

42	SEI Institutional Managed Trust / Annual Report / September 30, 2011

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Growth Fund

September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 15.1%
American Public Education* (A)	0.6%	51,494	$1,751
Life Time Fitness* (A)	0.8	61,983	2,284
National CineMedia	0.9	163,726	2,376
Oxford Industries (A)	0.4	33,900	1,163
Saks* (A)	0.5	169,955	1,487
Shutterfly*	0.5	34,871	1,436
Skullcandy* (A)	0.5	88,848	1,255
Ulta Salon Cosmetics & Fragrance* (A)	0.6	24,200	1,506
Zumiez* (A)	0.6	96,588	1,691
Other Securities	9.7		26,462

			41,411

Consumer Staples — 1.8%
Fresh Market* (A)	0.4	30,475	1,163
Lancaster Colony (A)	0.6	26,657	1,626
Other Securities	0.8		2,160

			4,949

Energy — 8.1%
Comstock Resources* (A)	0.5	91,247	1,411
Dril-Quip*	0.5	23,100	1,245
Goodrich Petroleum* (A)	0.5	114,766	1,357
Quicksilver Resources* (A)	0.5	164,886	1,250
World Fuel Services	0.5	40,322	1,316
Other Securities	5.6		15,810

			22,389

Financials — 7.1%
Financial Engines* (A)	0.5	72,013	1,304
MarketAxess Holdings	0.6	59,592	1,551
Other Securities	5.9		16,604

			19,459

Health Care — 20.6%
Ariad Pharmaceuticals* (A)	0.5	146,600	1,289

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

athenahealth* (A)	0.4%	19,990	$1,190
Cubist Pharmaceuticals* (A)	0.7	58,393	2,062
Healthspring*	0.6	47,400	1,728
Masimo (A)	0.6	75,364	1,632
NuVasive* (A)	0.5	77,402	1,321
NxStage Medical* (A)	0.4	56,150	1,171
Omnicell*	0.6	122,188	1,684
Questcor Pharmaceuticals* (A)	0.8	86,300	2,353
Zoll Medical*	0.5	33,800	1,276
Other Securities	15.0		41,041

			56,747

Industrials — 17.1%
AerCap Holdings*	0.5	147,922	1,467
CoStar Group* (A)	0.8	41,011	2,131
Middleby*	0.4	17,100	1,205
Polypore International*	0.5	23,550	1,331
Simpson Manufacturing	0.5	51,500	1,284
United Rentals* (A)	0.5	76,477	1,288
Wabtec	0.6	30,009	1,587
Other Securities	13.5		36,762

			47,055

Information Technology — 23.8%
Ancestry.com* (A)	0.4	51,417	1,208
BroadSoft* (A)	0.8	69,608	2,113
Ceva*	0.6	71,333	1,734
Constant Contact* (A)	0.4	68,105	1,177
Gartner*	0.5	39,208	1,367
Hittite Microwave*	0.5	30,100	1,466
Jack Henry & Associates	0.6	52,508	1,522
Measurement Specialties*	0.5	46,364	1,204
Mellanox Technologies*	0.6	53,775	1,679
RealPage* (A)	0.6	81,631	1,669
SolarWinds* (A)	0.5	58,000	1,277
Sycamore Networks	0.6	85,253	1,539
Taleo, Cl A*	0.4	46,200	1,188
VistaPrint* (A)	0.7	67,995	1,838
Other Securities	16.1		44,466

			65,447

Materials — 3.5%
Globe Specialty Metals	0.4	85,153	1,236
Other Securities	3.0		8,283

			9,519

Telecommunication Services — 0.7%
Other Securities	0.7		1,919

Total Common Stock (Cost $315,015) ($ Thousands)			268,895

SEI Institutional Managed Trust / Annual Report / September 30, 2011	43

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Growth Fund (Concluded)

September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

WARRANTS — 0.0%
Other Securities	0.0%		$—

Total Warrants (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 31.7%
SEI Liquidity Fund, L.P. 0.130%**† (B)	31.7	90,211,020	87,261

Total Affiliated Partnership (Cost $90,211) ($ Thousands)			87,261

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	3.1	8,480,345	8,480

Total Cash Equivalent (Cost $8,480) ($ Thousands)			8,480

U.S. TREASURY OBLIGATIONS (C) — 0.4%
Other Securities	0.4		1,212

Total U.S. Treasury Obligations (Cost $1,212) ($ Thousands)			1,212

Total Investments — 133.0% (Cost $414,918) ($ Thousands)			$365,848

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	94	Dec-2011	$(247)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $275,101 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2011 (see Note 9). The total market value of securities on loan at September 30, 2011 was $84,713 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2011 was $87,261 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$268,643	$—	$252	$268,895
Warrants	—	—	—	—
Affiliated Partnership	—	87,261	—	87,261
Cash Equivalent	8,480	—	—	8,480
U.S. Treasury Obligations	—	1,212	—	1,212

Total Investments in Securities	$277,123	$88,473	$252	$365,848

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(247)	$—	$—	$(247)

Total Other Financial Instruments	$(247)	$—	$—	$(247)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2010	$403
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(296)
Net purchases/sales	—
Net transfer in and/or out of Level 3	145

Ending balance as of September 30, 2011	$252

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(296)

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

44	SEI Institutional Managed Trust / Annual Report / September 30, 2011

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Small/Mid Cap Fund‡

September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Consumer Discretionary — 14.9%
Chico’s FAS	0.3%	74,157	$848
Hanesbrands*	0.3	28,100	703
O’Reilly Automotive*	0.3	10,410	694
Shutterfly* (A)	0.4	24,080	992
Tempur-Pedic International* (A)	0.5	22,074	1,161
Ulta Salon Cosmetics & Fragrance*	0.4	14,370	894
Weight Watchers International	0.3	12,480	727
Other Securities	12.4		32,008

			38,027

Consumer Staples — 4.1%
Diamond Foods (A)	0.3	10,111	807
Green Mountain Coffee Roasters* (A)	0.5	14,070	1,308
Herbalife	0.3	15,197	815
Other Securities	3.0		7,518

			10,448

Energy — 5.5%
Dril-Quip* (A)	0.3	15,693	846
Other Securities	5.2		13,261

			14,107

Financials — 17.6%
Hancock Holding (A)	0.3	27,756	743
ProAssurance (A)	0.5	15,772	1,136
Signature Bank NY* (A)	0.4	18,612	888
Unum Group	0.3	36,883	773
Zions Bancorporation	0.3	56,804	799
Other Securities	15.8		40,489

			44,828

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 12.8%
Allscripts Healthcare Solutions*	0.3%	39,870	$719
Catalyst Health Solutions*	0.7	28,804	1,662
Cooper	0.3	9,910	784
Coventry Health Care*	0.4	37,538	1,081
Gen-Probe*	0.3	13,750	787
Salix Pharmaceuticals* (A)	0.3	30,704	909
Sirona Dental Systems*	0.3	19,386	822
SXC Health Solutions*	0.5	20,340	1,133
Volcano* (A)	0.3	24,720	732
Other Securities	9.4		24,154

			32,783

Industrials — 15.6%
Advisory Board* (A)	0.4	15,030	970
AGCO*	0.4	27,962	967
BE Aerospace*	0.3	23,260	770
Corrections Corp of America*	0.3	33,910	769
Interface, Cl A (A)	0.4	82,070	973
Kansas City Southern*	0.3	13,786	689
Kaydon (A)	0.3	25,653	736
Moog, Cl A*	0.3	22,795	744
Teledyne Technologies*	0.3	14,148	691
Towers Watson, Cl A	0.3	13,688	818
United Rentals*	0.3	45,520	766
Other Securities	12.0		30,881

			39,774

Information Technology — 16.4%
Adtran (A)	0.3	30,505	807
Ansys*	0.3	14,386	705
Cadence Design Systems* (A)	0.3	86,320	798
Jabil Circuit	0.3	41,010	730
Power Integrations (A)	0.3	22,619	692
QLIK Technologies*	0.3	36,088	782
SolarWinds* (A)	0.5	52,259	1,151
Synopsys*	0.3	30,164	735
Syntel (A)	0.3	16,435	710
VeriFone Holdings*	0.3	22,093	774
Other Securities	13.2		33,914

			41,798

Materials — 5.1%
PolyOne (A)	0.3	73,490	787
Other Securities	4.8		12,352

			13,139

Telecommunication Services — 0.7%
Other Securities	0.7		1,684

Utilities — 4.3%
AGL Resources	0.4	25,042	1,020

SEI Institutional Managed Trust / Annual Report / September 30, 2011	45

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Small/Mid Cap Fund (Concluded)

September 30, 2011

Description	Percentage of Net Assets (%)	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

Great Plains Energy (A)	0.4%	58,008	$1,120
Portland General Electric (A)	0.6	58,302	1,381
Other Securities	2.9		7,473

			10,994

Total Common Stock (Cost $264,658) ($ Thousands)			247,582

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			—

WARRANT — 0.0%
Other Securities	0.0		—

Total Warrant (Cost $—) ($ Thousands)			—

EXCHANGE TRADED FUND — 0.0%
Other Securities	0.0		66

Total Exchange Traded Fund (Cost $85) ($ Thousands)			66

AFFILIATED PARTNERSHIP — 15.5%
SEI Liquidity Fund, L.P. 0.130%**† (B)	15.5	39,860,685	39,567

Total Affiliated Partnership (Cost $39,861) ($ Thousands)			39,567

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	3.3	8,452,373	8,452

Total Cash Equivalent (Cost $8,452) ($ Thousands)			8,452

U.S. TREASURY OBLIGATION (C) (D) — 0.4%
U.S. Treasury Bills 0.067%, 12/15/2011	0.4	$1,000	1,000

Total U.S. Treasury Obligation (Cost $1,000) ($ Thousands)			1,000

Total Investments — 116.2% (Cost $314,056) ($ Thousands)			$296,667

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	49	Dec-2011	$(148)
S&P Mid 400 Index E-MINI	37	Dec-2011	(147)

			$(295)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $255,297 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

‡	See Note 1 in Notes to Financial Statements for additional information.

†	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2011 (see Note 9). The total market value of securities on loan at September 30, 2011 was $37,783 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2011 was $39,567 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

NY — New York

L.P. — Limited Partnership

S&P — Standard and Poor’s

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$247,582	$—	$—	$247,582
Rights	—	—	—	—
Warrant	—	—	—	—
Exchange Traded Fund	66	—	—	66
Affiliated Partnership	—	39,567	—	39,567
Cash Equivalent	8,452	—	—	8,452
U.S. Treasury Obligation	—	1,000	—	1,000

Total Investments in Securities	$256,100	$40,567	$—	$296,667

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(295)	$—	$—	$(295)

Total Other Financial Instruments	$(295)	$—	$—	$(295)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

46	SEI Institutional Managed Trust / Annual Report / September 30, 2011

SUMMARY SCHEDULE OF INVESTMENTS

Mid Cap Fund

September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Consumer Discretionary — 14.8%
BorgWarner* (A)	0.6%	7,800	$472
Coach	0.7	9,200	477
Harley-Davidson	1.2	26,905	923
International Game Technology	0.8	41,863	608
Marriott International, Cl A (A)	0.6	16,900	461
Newell Rubbermaid	0.7	45,486	540
Royal Caribbean Cruises (A)	0.8	28,366	614
Other Securities	9.4		6,997

			11,092

Consumer Staples — 3.5%
Kroger	0.6	21,702	477
Molson Coors Brewing, Cl B	0.7	13,366	530
Other Securities	2.2		1,608

			2,615

Energy — 7.3%
Cameron International*	0.8	14,600	607
Concho Resources*	0.8	8,300	590
Murphy Oil	0.6	10,454	462
Newfield Exploration*	0.9	17,322	688
Range Resources (A)	1.0	13,268	776
Other Securities	3.2		2,392

			5,515

Financials — 14.8%
Comerica	0.7	21,585	496
Digital Realty Trust† (A)	0.6	8,082	446
Fifth Third Bancorp	1.0	76,295	771
Liberty Property Trust† (A)	0.8	20,356	593
Moody’s (A)	0.6	14,900	453
Unum Group	0.8	27,950	586
Willis Group Holdings	0.6	13,524	465
Zions Bancorporation (A)	0.6	32,728	460
Other Securities	9.1		6,848

			11,118

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 11.8%
Alexion Pharmaceuticals*	0.6%	7,200	$461
Hologic*	0.6	31,745	483
Humana	0.8	8,620	627
Quest Diagnostics	0.6	9,058	447
STERIS	0.6	15,360	450
Valeant Pharmaceuticals International	0.8	16,300	605
Other Securities	7.8		5,771

			8,844

Industrials — 15.7%
Cummins	0.6	5,500	449
Dover	0.7	11,830	551
Goodrich	0.8	5,100	615
IHS, Cl A*	0.6	6,100	456
Republic Services	0.9	22,366	628
Stericycle*	0.6	5,600	452
Towers Watson, Cl A	0.7	8,659	518
WW Grainger (A)	1.0	5,050	755
Other Securities	9.8		7,366

			11,790

Information Technology — 17.1%
Adobe Systems*	0.6	19,445	470
Alliance Data Systems* (A)	0.7	5,900	547
Brocade Communications Systems*	0.6	108,050	467
Molex (A)	0.6	22,103	450
Nuance Communications* (A)	0.6	22,800	464
Synopsys*	0.8	23,485	572
Other Securities	13.2		9,858

			12,828

Materials — 5.9%
Allegheny Technologies	0.7	14,699	544
FMC	0.7	7,000	484
Sherwin-Williams (A)	0.6	6,100	453
Other Securities	3.9		2,966

			4,447

Telecommunication Services — 0.3%
Other Securities	0.3		235

Utilities — 5.7%
AGL Resources (A)	0.9	16,263	662
Great Plains Energy (A)	0.9	34,204	660
SCANA (A)	0.8	14,866	601
TECO Energy	0.6	26,146	448
Xcel Energy	0.7	20,193	499

SEI Institutional Managed Trust / Annual Report / September 30, 2011	47

SUMMARY SCHEDULE OF INVESTMENTS

Mid Cap Fund (Concluded)

September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	1.8%		$1,437

			4,307

Total Common Stock (Cost $88,014) ($ Thousands)			72,791

AFFILIATED PARTNERSHIP — 17.6%
SEI Liquidity Fund, L.P. 0.130%**†† (B)	17.6	13,558,149	13,234

Total Affiliated Partnership (Cost $13,558) ($ Thousands)			13,234

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	2.1	1,573,526	1,574

Total Cash Equivalent (Cost $1,574) ($ Thousands)			1,574

U.S. TREASURY OBLIGATIONS (C) — 0.6%
Other Securities	0.6		458

Total U.S. Treasury Obligations (Cost $457) ($ Thousands)			458

Total Investments — 117.2% (Cost $103,603) ($ Thousands)			$88,057

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P Mid 400 Index E- MINI	29	Dec-2011	$(33)

For the year ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $75,140 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2011 (see Note 9). The total market value of securities on loan at September 30, 2011 was $12,771 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2011 was $13,234 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$72,791	$—	$—	$72,791
Affiliated Partnership	—	13,234	—	13,234
Cash Equivalent	1,574	—	—	1,574
U.S. Treasury Obligations	—	458	—	458

Total Investments in Securities	$74,365	$13,692	$—	$88,057

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(33)	$—	$—	$(33)

Total Other Financial Instruments	$(33)	$—	$—	$(33)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

48	SEI Institutional Managed Trust / Annual Report / September 30, 2011

SUMMARY SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund

September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Consumer Discretionary — 7.0%
priceline.com*	0.8%	7,423	$3,337
Other Securities	6.2		28,227

			31,564

Consumer Staples — 20.9%
Altria Group	0.8	137,322	3,682
BJ’s Wholesale Club*	1.1	96,730	4,956
Brown-Forman, Cl B	0.8	53,351	3,742
Coca-Cola Enterprises	1.1	197,603	4,916
CVS Caremark	0.6	82,600	2,774
Hansen Natural*	1.0	51,423	4,489
Hershey	1.1	83,440	4,943
Hormel Foods	1.4	227,871	6,157
Kimberly-Clark	1.0	62,100	4,410
Kroger	1.1	223,541	4,909
Lorillard	1.5	62,441	6,912
McCormick	0.8	83,800	3,868
Philip Morris International	0.8	57,047	3,558
Reynolds American	1.5	175,746	6,587
SYSCO	0.7	122,927	3,184
Walgreen	0.7	97,900	3,220
Wal-Mart Stores	1.0	84,700	4,396
Other Securities	3.9		17,974

			94,677

Energy — 4.0%
Chevron	1.0	48,900	4,524
Exxon Mobil	1.2	75,300	5,469
Other Securities	1.8		8,180

			18,173

Financials — 10.7%
Chubb	0.7	52,400	3,143
Commerce Bancshares	0.6	79,838	2,774
Other Securities	9.4		42,606

			48,523

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 21.4%
Abbott Laboratories	1.9%	171,052	$8,748
Alexion Pharmaceuticals*	0.9	63,215	4,050
AmerisourceBergen	1.1	133,111	4,961
Amgen	1.5	120,605	6,627
Becton Dickinson	0.9	53,064	3,891
Biogen Idec*	0.6	31,923	2,974
C.R. Bard	0.7	35,110	3,073
Cardinal Health	1.3	142,717	5,977
Cephalon*	0.9	48,952	3,950
Eli Lilly	1.4	165,393	6,114
McKesson	1.1	65,786	4,783
Merck	1.0	140,200	4,586
SXC Health Solutions*	0.7	56,265	3,134
Techne	0.9	60,866	4,140
Other Securities	6.5		29,910

			96,918

Industrials — 5.1%
L-3 Communications Holdings	0.6	44,100	2,733
Raytheon	0.7	80,200	3,278
Other Securities	3.8		17,070

			23,081

Information Technology — 7.3%
International Business Machines	1.4	36,900	6,459
Microsoft	0.7	130,000	3,236
Other Securities	5.2		23,441

			33,136

Materials — 2.4%
Newmont Mining	0.8	62,054	3,903
Other Securities	1.6		6,965

			10,868

Telecommunication Services — 3.3%
AT&T	1.1	182,100	5,193
Other Securities	2.2		9,568

			14,761

Utilities — 15.0%
American Water Works	0.6	92,332	2,787
Atmos Energy	0.7	96,100	3,118
Consolidated Edison	0.9	70,158	4,000
DTE Energy	0.8	75,069	3,680
Entergy	0.9	58,368	3,869
NSTAR	1.0	100,557	4,506
UGI	0.8	142,437	3,742
Wisconsin Energy	1.0	142,032	4,444

SEI Institutional Managed Trust / Annual Report / September 30, 2011	49

SUMMARY SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund (Concluded)

September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	8.3%		$37,412

			67,558

Total Common Stock (Cost $410,793) ($ Thousands)			439,259

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	2.5	11,391,407	11,391

Total Cash Equivalent (Cost $11,391) ($ Thousands)			11,391

U.S. TREASURY OBLIGATION (A) — 0.2%
Other Securities	0.2		925

Total U.S. Treasury Obligation (Cost $925) ($ Thousands)			925

Total Investments — 99.8% (Cost $423,109) ($ Thousands)			$451,575

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	94	Dec-2011	$(197)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $452,541 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Investment in Affiliated Security (see Note 5).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$439,259	$—	$—	$439,259
Cash Equivalent	11,391	—	—	11,391
U.S. Treasury Obligation	—	925	—	925

Total Investments in Securities	$450,650	$925	$—	$451,575

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(197)	$—	$—	$(197)

Total Other Financial Instruments	$(197)	$—	$—	$(197)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

50	SEI Institutional Managed Trust / Annual Report / September 30, 2011

SUMMARY SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund

September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 85.9%

Australia — 6.7%
AGL Energy (A)	0.7%	249,840	$3,441
CSL (A)	0.8	145,057	4,136
Metcash (A)	0.9	1,208,210	4,783
Other Securities	4.3		22,572

			34,932

Austria — 0.1%
Other Securities	0.1		385

Belgium — 1.8%
Colruyt (A)	0.6	71,095	2,958
Mobistar (A)	0.6	57,098	3,264
Other Securities	0.6		3,301

			9,523

Bermuda — 0.0%
Other Securities	0.0		29

Canada — 11.3%
Empire, Cl A	0.6	57,130	3,152
George Weston	0.7	52,240	3,471
Metro, Cl A	1.0	117,668	5,174
Rogers Communications, Cl B	0.6	86,052	2,962
Saputo	0.9	121,087	4,797
TMX Group	0.6	76,910	3,022
Yamana Gold	0.6	214,400	2,959
Other Securities	6.3		33,716

			59,253

Cayman Islands — 0.1%
Other Securities	0.1		318

Denmark — 2.3%
Coloplast, Cl B (A)	0.9%	34,116	4,923
Novo Nordisk, Cl B (A)	0.8	40,943	4,090
Other Securities	0.6		3,165

			12,178

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Finland — 1.1%
Orion, Cl B (A)	0.7%	192,640	$3,885
Other Securities	0.4		2,060

			5,945

France — 1.2%
Societe BIC (A)	0.9	51,656	4,404
Other Securities	0.3		1,901

			6,305

Germany — 1.7%
Other Securities	1.7		8,803

Hong Kong — 3.1%
CLP Holdings (A)	0.9	536,500	4,835
Link† (A)	0.8	1,337,500	4,227
Power Assets Holdings (A)	1.2	807,000	6,177
Other Securities	0.2		866

			16,105

Ireland — 0.1%
Other Securities	0.1		308

Israel — 1.0%
Check Point Software Technologies*	0.6	53,807	2,839
Other Securities	0.4		2,179

			5,018

Italy — 1.2%
Snam Rete Gas (A)	0.7	785,167	3,630
Other Securities	0.5		2,585

			6,215

Japan — 15.8%
Central Japan Railway (A)	0.6	331	2,891
FamilyMart (A)	0.6	74,800	2,859
Kobayashi Pharmaceutical (A)	0.5	53,300	2,865
Lawson (A)	1.2	111,800	6,332
McDonald’s Holdings Japan (A)	0.7	139,000	3,710
Miraca Holdings (A)	0.5	65,100	2,863

NTT DoCoMo (A)	1.1	3,208	5,849
Other Securities	10.6		55,041

			82,410

Jersey — 0.5%
Shire (A)	0.5	91,127	2,839

Luxembourg — 0.1%
Other Securities	0.1		679

SEI Institutional Managed Trust / Annual Report / September 30, 2011	51

SUMMARY SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund (Concluded)

September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Netherlands — 0.9%
Other Securities	0.9%		$4,710

New Zealand — 0.6%
Other Securities	0.6		2,923

Portugal — 0.3%
Other Securities	0.3		1,416

Singapore — 0.4%
Other Securities	0.4		2,077

Spain — 1.2%
Other Securities	1.2		6,455

Sweden — 1.1%
Other Securities	1.1		5,702

Switzerland — 2.1%
Swisscom (A)	0.9	11,105	4,509
Other Securities	1.2		6,346

			10,855

United Kingdom — 6.1%
AstraZeneca (A)	1.0	122,467	5,429
Centrica (A)	1.1	1,225,575	5,644
Scottish & Southern Energy (A)	0.6	165,453	3,317
Vodafone Group (A)	0.9	1,851,096	4,766
Other Securities	2.5		12,946

			32,102

United States — 25.1%
AmerisourceBergen	0.5	77,773	2,899

Annaly Capital Management†	1.1	335,613	5,581
Autozone*	1.2	18,904	6,034
Campbell Soup	0.8	133,426	4,319
Church & Dwight	0.6	70,919	3,135
Dollar Tree*	0.6	43,063	3,235
Dr Pepper Snapple Group	0.6	73,930	2,867
Duke Energy	0.6	151,980	3,038
Eli Lilly	0.6	79,593	2,943
Hershey	0.8	74,043	4,386
Hormel Foods	1.0	184,526	4,986
Kimberly-Clark	1.3	98,224	6,975
Kroger	0.8	180,647	3,967
Southern	0.6	66,762	2,829
Verizon Communications	0.5	79,248	2,916
Wal-Mart Stores	0.8	86,409	4,485
Other Securities	12.7		66,760

			131,355

Total Common Stock (Cost $428,513) ($ Thousands)			448,840

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%

Germany — 0.0%
Other Securities	0.0%		$120

Total Preferred Stock (Cost $131) ($ Thousands)			120

RIGHTS — 0.0%
Other Securities	0.0		4

Total Rights (Cost $—) ($ Thousands)			4

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	5.5	28,800,069	28,800

Total Cash Equivalent (Cost $28,800) ($ Thousands)			28,800

U.S. TREASURY OBLIGATION (B) — 0.4%
Other Securities	0.4		1,923

Total U.S. Treasury Obligation (Cost $1,923) ($ Thousands)			1,923

Total Investments — 91.8% (Cost $459,367) ($ Thousands)			$479,687

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	137	Dec-2011	$139
FTSE Index	62	Dec-2011	(1)
Hang Seng Index	27	Nov-2011	(45)
S&P 500 Index E-MINI	309	Dec-2011	(387)
SPI 200 Index	26	Dec-2011	(22)

			$(316)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

52	SEI Institutional Managed Trust / Annual Report / September 30, 2011

A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/28/11	AUD	51,015	USD	50,640	$1,232
10/28/11	CAD	66,852	USD	65,661	1,533
10/28/11	EUR	73,609	USD	100,283	1,554
10/28/11	GBP	24,806	USD	38,922	293
10/28/11	JPY	6,502,326	USD	84,864	458
10/28/11	USD	598	AUD	605	(13)
10/28/11	USD	292	CAD	299	(6)
10/28/11	USD	995	EUR	729	(17)
10/28/11	USD	388	GBP	247	(2)
10/28/11	USD	242	JPY	18,581	(1)

					$5,031

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at September 30, 2011, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	10/28/11	(337,815)	342,846	$5,031

				$5,031

Percentages are based on Net Assets of $522,667 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2011 was $252,967 ($ Thousands) and represented 48.4% of Net Assets.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD — Australia Dollar

CAD — Canadian Dollar

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

JPY — Japanese Yen

S&P — Standard and Poor’s

SPI — Swiss Performance Index

USD — U.S. Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$195,993	$252,847	$—	$448,840
Preferred Stock	—	120	—	120
Rights	4	—	—	4
Cash Equivalent	28,800	—	—	28,800
U.S. Treasury Obligation	—	1,923	—	1,923

Total Investments in Securities	$224,797	$254,890	$—	$479,687

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(316)	$—	$—	$(316)
Forward Currency Contracts*	—	5,031	—	5,031

Total Other Financial Instruments	$(316)	$5,031	$—	$4,715

*	Futures contracts and Forwards are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended September 30, 2011, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Level 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (see Note 2).

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 -— Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	53

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Managed Volatility Fund

September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Consumer Discretionary — 7.8%
McDonald’s	0.9%	29,013	$2,548
priceline.com*	0.7	4,353	1,957
Other Securities	6.2		17,296

			21,801

Consumer Staples — 23.5%
Altria Group	0.9	88,748	2,379
Brown-Forman, Cl B	0.7	28,552	2,003
Church & Dwight	1.1	67,116	2,967
Coca-Cola	0.7	27,334	1,847
Colgate-Palmolive	0.9	26,855	2,382
General Mills	0.9	64,531	2,483
Hormel Foods	1.4	142,462	3,849
Kellogg	0.8	40,491	2,154
Kimberly-Clark	1.7	68,020	4,830
Kroger	0.7	83,964	1,844
Lorillard	1.5	38,659	4,280
McCormick	0.6	37,915	1,750
Philip Morris International	0.8	34,312	2,140
Procter & Gamble	0.6	27,548	1,740
Reynolds American	1.4	105,415	3,951
Walgreen	0.6	54,500	1,792
Wal-Mart Stores	1.7	93,499	4,853
Other Securities	6.5		18,307

			65,551

Energy — 3.7%
Chevron	1.0	29,600	2,739
Exxon Mobil	1.1	43,900	3,188
Other Securities	1.6		4,354

			10,281

Financials — 10.1%
Chubb	0.6	29,100	1,746
Commerce Bancshares	0.6	50,647	1,760
People’s United Financial	0.6	154,577	1,762

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	8.3%		$23,035

			28,303

Health Care — 16.7%
Abbott Laboratories	1.3	68,983	3,528
Alexion Pharmaceuticals*	1.0	43,122	2,762
AmerisourceBergen	0.8	64,037	2,387
Becton Dickinson	0.7	25,037	1,836
Eli Lilly	0.7	57,069	2,110
Henry Schein*	0.7	29,829	1,850
Johnson & Johnson	1.2	53,183	3,388
Merck	1.0	88,300	2,888
Pfizer	0.6	93,500	1,653
Techne	0.7	27,621	1,878
Other Securities	8.0		22,467

			46,747

Industrials — 5.4%
Raytheon	0.7	44,700	1,827
Stericycle*	0.9	28,597	2,308
Other Securities	3.8		10,879

			15,014

Information Technology — 10.7%
Automatic Data Processing	0.6	34,714	1,637
Google, Cl A*	0.6	3,383	1,740
IAC*	1.1	74,514	2,947
Intel	0.6	83,400	1,779
International Business Machines	1.5	24,418	4,274
Microsoft	0.8	82,700	2,058
VeriSign	0.7	69,121	1,978
Other Securities	4.8		13,412

			29,825

Materials — 2.1%
Other Securities	2.1		5,857

Telecommunication Services — 3.1%
AT&T	0.9	87,700	2,501
Other Securities	2.2		6,197

			8,698

Utilities — 13.2%
Atmos Energy	0.6	53,600	1,739
Nicor	0.6	32,810	1,805
NSTAR	1.0	63,534	2,847
OGE Energy	0.7	38,501	1,840
Southern	0.8	54,515	2,310
Wisconsin Energy	0.9	82,950	2,596
Other Securities	8.6		23,838

			36,975

Total Common Stock (Cost $248,040) ($ Thousands)			269,052

54	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	5.5%	15,465,311	$15,465

Total Cash Equivalent (Cost $15,465) ($ Thousands)			15,465

U.S. TREASURY OBLIGATIONS (A) — 0.2%
Other Securities	0.2		615

Total U.S. Treasury Obligations (Cost $615) ($ Thousands)			615

Total Investments — 102.0% (Cost $264,120) ($ Thousands)			$285,132

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	74	Dec-2011	$(160)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $279,408 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Funds investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$269,052	$—	$—	$269,052
Cash Equivalent	15,465	—	—	15,465
U.S. Treasury Obligations	—	615	—	615

Total Investments in Securities	$284,517	$615	$—	$285,132

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(160)	$—	$—	$(160)

Total Other Financial Instruments	$(160)	$—	$—	$(160)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 -— Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	55

SCHEDULE OF INVESTMENTS

Real Estate Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.6%

Consumer Discretionary — 1.2%
Hyatt Hotels, Cl A*	54,400	$1,706

		1,706

Financials — 92.4%‡
Acadia Realty Trust†	18,310	342
Alexandria Real Estate Equities†	25,740	1,580
American Campus Communities†	18,500	688
Apartment Investment & Management, Cl A†	167,934	3,715
AvalonBay Communities† (A)	47,721	5,443
BioMed Realty Trust† (A)	163,080	2,702
Boston Properties† (A)	55,540	4,949
Brandywine Realty Trust†	66,820	535
BRE Properties, Cl A†	5,950	252
Camden Property Trust†	20,580	1,137
Colonial Properties Trust† (A)	187,500	3,405
CommonWealth†	176,262	3,344
Corporate Office Properties Trust†	109,400	2,383
CubeSmart†	51,680	441
DDR† (A)	19,780	216
DiamondRock Hospitality†	58,430	408
Digital Realty Trust† (A)	24,510	1,352
Douglas Emmett† (A)	35,930	614
Duke Realty†	81,180	852
Entertainment Properties Trust†	7,140	278
Equity Residential† (A)	194,250	10,076
Essex Property Trust† (A)	11,640	1,397
Excel Trust†	26,540	255
Extra Space Storage†	90,450	1,685
Federal Realty Investment Trust†	20,007	1,649
General Growth Properties†	263,849	3,193
HCP†	241,030	8,451
Health Care† (A)	106,210	4,971
Home Properties†	7,610	432
Host Hotels & Resorts†	436,844	4,779
Hudson Pacific Properties†	38,480	448
Kilroy Realty† (A)	16,980	531
Kimco Realty† (A)	97,910	1,472
LaSalle Hotel Properties†	23,620	454
Liberty Property Trust† (A)	71,660	2,086
Macerich† (A)	110,469	4,709
Mack-Cali Realty†	95,650	2,559
National Retail Properties† (A)	32,110	863
Pebblebrook Hotel Trust†	8,640	135
Piedmont Office Realty Trust, Cl A† (A)	97,800	1,581

Description	Shares	Market Value ($ Thousands)

ProLogis†	314,056	$7,616
Public Storage†	48,711	5,424
Realty Income† (A)	16,620	536
Regency Centers† (A)	88,980	3,144
RLJ Lodging Trust†	24,530	313
Senior Housing Properties Trust†	15,950	344
Simon Property Group†	96,828	10,649
SL Green Realty† (A)	82,180	4,779
Sunstone Hotel Investors*†	75,300	428
Tanger Factory Outlet Centers†	21,950	571
Taubman Centers†	10,660	536
UDR†	26,140	579
Ventas† (A)	161,810	7,993
Verde Realty PIPE* (C) (D)	21,400	361
Vornado Realty Trust†	33,550	2,503

		132,138

Total Common Stock (Cost $112,403) ($ Thousands)		133,844

AFFILIATED PARTNERSHIP — 21.2%
SEI Liquidity Fund, L.P. 0.130%** (B)††	31,708,470	30,342

Total Affiliated Partnership (Cost $31,708) ($ Thousands)		30,342

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	8,025,984	8,026

Total Cash Equivalent (Cost $8,026) ($ Thousands)		8,026

Total Investments — 120.4% (Cost $152,137) ($ Thousands)		$172,212

Percentages are based on Net Assets of $142,983 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (See Note 5).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at September 30, 2011 (see Note 9). The total market value of securities on loan at September 30, 2011 was $29,971 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2011 was $30,342 ($ Thousands).

(C)	Security considered illiquid and restricted. The total market value of such securities as of September 30, 2011 was $361 ($ Thousands) and represented 0.25% of Net Assets.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustee’s. The total market value of such securities as of September 30, 2011 was $361 ($ Thousands) and represented 0.25% of Net Assets.

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

56	SEI Institutional Managed Trust / Annual Report / September 30, 2011

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$133,483	$—	$361	$133,844
Affiliated Partnership	—	30,342	—	30,342
Cash Equivalent	8,026	—	—	8,026

Total Investments in Securities	$141,509	$30,342	$361	$172,212

Investments in Securities
Beginning balance as of October 1, 2010	$404
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(43)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of September 30, 2011	$361

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(43)

During the year ended September 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	57

SCHEDULE OF INVESTMENTS

Enhanced Income Fund

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 28.3%

Consumer Discretionary — 2.1%
Affinion Group
7.875%, 12/15/18	$450	$347
Allison Transmission
7.125%, 05/15/19 (A)	144	130
Comcast Cable Holdings
9.800%, 02/01/12	550	565
President and Fellows of Harvard College
3.700%, 04/01/13	1,060	1,109
Rent-A-Center
6.625%, 11/15/20	616	591
Reynolds Group Issuer
6.875%, 02/15/21 (A)	185	166
Volkswagen International Finance
0.856%, 04/01/14 (A) (B)	475	476

		3,384

Consumer Staples — 1.8%
Anheuser-Busch InBev Worldwide
0.802%, 01/27/14 (B)	500	504
0.609%, 07/14/14 (B)	600	600
Archer-Daniels-Midland
0.446%, 08/13/12 (B)	500	501
Coca-Cola Enterprises
0.593%, 02/18/14 (B)	600	600
PepsiCo
0.800%, 08/25/14	385	383
0.355%, 05/10/13 (B)	325	325

		2,913

Energy — 0.7%
BP Capital Markets
3.125%, 03/10/12	575	580
Energy Transfer Equity
7.500%, 10/15/20	500	514

		1,094

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 18.1%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	$500	$530
Ally Financial
0.350%, 12/19/12 (B)	1,250	1,251
American Express Credit
1.208%, 06/24/14 (B)	750	743
American Honda Finance
1.850%, 09/19/14 (A)	500	501
Bank of America MTN
1.673%, 01/30/14 (B)	300	272
Bank of Montreal MTN
0.723%, 04/29/14 (B)	650	650
BB&T
0.953%, 04/28/14 (B)	600	596
Caterpillar Financial Services
1.375%, 05/20/14	140	141
0.536%, 04/01/14 (B)	500	501
CIT Group
7.000%, 05/02/17 (A)	400	388
Citigroup
0.862%, 08/25/36 (B)	1,500	981
Citigroup Funding
1.875%, 11/15/12	2,500	2,543
Danske Bank MTN
1.299%, 04/14/14 (A) (B)	650	617
General Electric Capital MTN
1.142%, 05/09/16 (B)	600	573
0.353%, 12/21/12 (B)	5,150	5,154
Goldman Sachs Group
1.269%, 02/07/14 (B)	850	814
HSBC Bank
0.716%, 05/15/13 (A) (B)	600	600
ILFC E-Capital Trust I
4.770%, 12/21/65 (A) (B)	1,000	695
John Deere Capital MTN
0.399%, 07/15/13 (B)	315	314
JPMorgan Chase Capital XXI, Ser U
1.205%, 02/02/37 (B)	1,300	925
MassMutual Global Funding II
0.629%, 01/14/14 (A) (B)	526	526
Mellon Funding
0.436%, 05/15/14 (B)	900	893
Merrill Lynch
1.107%, 09/15/36 (B)	700	472
Metropolitan Life Global Funding I
0.996%, 01/10/14 (A) (B)	500	499
Monumental Global Funding III
0.449%, 01/15/14 (A) (B)	900	873
Morgan Stanley
1.853%, 01/24/14 (B)	500	467
1.233%, 04/29/13 (B)	400	378
NCUA Guaranteed Notes
0.245%, 06/12/13 (B)	295	295

58	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Royal Bank of Canada MTN
0.550%, 04/17/14 (B)	$600	$598
Societe Generale MTN
1.438%, 04/11/14 (A) (B)	600	537
Standard Chartered
1.231%, 05/12/14 (A) (B)	600	594
State Street
0.683%, 03/07/14 (B)	421	417
0.353%, 04/30/12 (B)	615	615
State Street Capital Trust IV
1.347%, 06/15/37 (B)	375	257
Toronto-Dominion Bank
0.549%, 07/14/14 (B)	310	310
Unitrin
6.000%, 05/15/17	670	691
Wells Fargo
0.343%, 01/24/12 (B)	355	355
Western Union
5.400%, 11/17/11	1,175	1,181

		28,747

Health Care — 1.0%
Alere
9.000%, 05/15/16	200	191
American Renal Holdings
8.375%, 05/15/18	250	252
Express Scripts
5.250%, 06/15/12	450	462
Sanofi
0.673%, 03/28/14 (B)	750	748

		1,653

Industrials — 0.8%
CDRT Merger Sub
8.125%, 06/01/19 (A)	306	283
Continental Airlines, Ser 061G
0.677%, 06/02/13 (B)	569	546
Danaher
1.300%, 06/23/14	400	405

		1,234

Information Technology — 1.5%
Hewlett-Packard
0.719%, 05/30/14 (B)	600	583
NXP BV/NXP Funding LLC
9.750%, 08/01/18 (A)	160	167
Texas Instruments
0.466%, 05/15/13 (B)	600	600
Western Union
0.913%, 03/07/13 (B)	485	486
Xerox
1.110%, 05/16/14 (B)	595	590

		2,426

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 0.8%
E.I. du Pont de Nemours
0.778%, 03/25/14 (B)	$705	$707
Packaging Dynamics
8.750%, 02/01/16 (A)	500	490

		1,197

Telecommunication Services — 0.7%
Verizon Communications
0.973%, 03/28/14 (B)	450	451
Vodafone Group PLC
0.599%, 02/27/12 (B)	650	651

		1,102

Utilities — 0.8%
Calpine
7.500%, 02/15/21 (A)	375	358
DTE Energy
1.031%, 06/03/13 (B)	255	255
Southern, Ser A
5.300%, 01/15/12	665	673

		1,286

Total Corporate Obligations (Cost $47,086) ($ Thousands)		45,036

LOAN PARTICIPATIONS — 27.7%
Advantage Sales and Marketing, 2nd Lien Term Loan
9.250%, 06/18/18	450	431
Affinion Group Holdings
5.000%, 10/08/16	493	447
Allison Transmission
2.980%, 08/07/14	833	783
Ameristar Casino’s, Term B Loan
4.000%, 04/14/18	124	120
Aramark
2.244%, 01/26/14	400	386
Aramark LOC
0.089%, 01/26/14	32	31
Asurion, 1st Lien Term Loan
5.500%, 06/10/18	637	599
Asurion, 2nd Lien Term Loan
9.000%, 05/20/19	600	569
Atlantic Broadband Finance, Term B Loan
4.000%, 02/24/16	15	14
Atlantic Broadband Finance, Tranch B-2
4.000%, 02/24/16	457	433
Avaya, Term Loan B-1
3.064%, 10/26/14	165	149
Avaya, Term Loan B-3
4.814%, 10/26/17	331	280

SEI Institutional Managed Trust / Annual Report / September 30, 2011	59

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Biomet
3.358%, 03/25/15	$396	$377
3.239%, 03/25/15	18	18
3.235%, 03/25/15	131	125
Calpine
4.500%, 04/01/18	200	187
Cannery Casino
4.489%, 05/17/13	238	219
CDW
3.729%, 10/12/14	225	208
Cedar Fair
4.000%, 12/15/16	425	418
Cengage Learning Holding
2.500%, 06/28/14	933	726
Ceridian
3.239%, 11/08/14	496	429
Charter Communications, Term B Loan
3.620%, 09/06/16	608	587
2.240%, 03/15/14	2	2
CITCO Group Limited, 1st Lien
6.250%, 05/24/18	650	614
City Center Holdings
7.500%, 01/31/15	360	352
Claire’s Stores
3.003%, 05/27/14	106	89
2.989%, 05/27/14	505	425
CommScope
5.000%, 01/14/18	299	292
Community Health Systems
3.721%, 01/25/17	223	202
2.569%, 07/25/14	451	421
2.471%, 07/25/14	1	1
Community Health Systems, Delayed Draw
2.569%, 07/25/14	16	15
2.471%, 07/25/14	—	—
ConvaTec
5.750%, 12/30/16	696	663
Cristal Inorganic Chemicals
6.119%, 11/15/14	500	487
DAE Aviation, Tranche B-1
5.260%, 07/31/14	292	274
DAE Aviation, Tranche B-2
5.260%, 09/27/14	280	263
5.220%, 09/27/14	1	1
Davita
4.500%, 10/20/16	546	538
Del Monte Foods
4.500%, 03/08/18	400	371
Dex Media West
7.000%, 10/24/14	717	477
DJO Finance LLC
3.239%, 5/20/14	450	426
Dunkin’ Brands
4.000%, 11/23/17	498	481

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Emergency Medical Services, Initial Term Loan
5.250%, 04/27/18	$431	$409
EquiPower Resource Holdings
5.750%, 01/26/18	482	466
Federal Mogul
2.177%, 12/29/14	1	1
2.167%, 12/29/14	40	37
2.158%, 12/29/14	212	195
Federal Mogul, Term C Loan
2.177%, 12/28/15	—	—
2.167%, 12/28/15	114	105
2.158%, 12/28/15	15	14
Fidelity National Information Services
5.250%, 07/18/16	416	414
First Data
4.235%, 03/24/18	424	343
First Data, Initial Tranche B-1
2.985%, 09/24/14	469	407
First Data, Term Loan B-3
2.985%, 09/24/14	45	39
Firth Rixson, Facility B
4.869%, 12/18/15	250	227
Firth Rixson, Facility C
5.369%, 12/20/16	250	228
Freescale Semiconductor
4.471%, 12/01/16	891	814
Gambro Holding
3.232%, 06/05/15	4	4
2.232%, 06/05/14	4	4
Gibson Energy
5.750%, 06/14/18	499	488
Global Cash Access
7.000%, 02/01/16	341	333
Graphic Packaging International, Incremental Term Loan
2.999%, 05/16/14	47	46
2.996%, 05/16/14	104	102
2.996%, 05/16/14	201	198
2.981%, 05/16/14	78	76
Harron Communications, Term B Loan
5.250%, 10/05/17	482	465
Hertz
3.750%, 03/04/18	279	265
Hexion Specialty Chemical, Term Loan C-1
2.500%, 05/05/13	310	293
Hexion Specialty Chemical, Term Loan C-2
2.625%, 05/05/13	139	131
Hub International Limited, Delayed Draw
2.869%, 06/13/14	130	119

60	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hub International Limited, Initial Term Loan
2.869%, 06/13/14	$578	$531
IASIS Healthcare
5.000%, 05/03/18	324	303
IMS Health
4.500%, 08/31/17	595	583
Infor Enterprise Solutions
5.990%, 07/28/12	319	291
Infor Global Solutions, Delayed Draw
6.489%, 03/02/14	202	157
Infor Global Solutions, Extended Delayed Draw
5.990%, 07/28/15	166	152
Infor Global Solutions, Initial Dollar Loan
6.471%, 03/02/14	329	255
Infor Global Solutions, Term Loan B-2
7.250%, 07/28/15	497	454
Integra Telecom, Term B Loan
9.250%, 04/07/15	673	634
Intelsat
5.250%, 04/03/18	304	289
Intelsat Bermuda
3.246%, 02/01/14	500	465
Inventiv Health, Term B Loan
6.500%, 08/04/16	636	605
J. Crew Group
4.750%, 03/07/18	599	531
JHT Holding, 2nd Lien
12.500%, 12/21/12 (C) (D)	43	14
Knology, Term Loan B-1
4.000%, 08/08/17	498	479
Lamar Media
4.000%, 10/01/16	284	280
Language Line, Term B Loan
6.250%, 06/20/16	487	460
Live Nation, Term B Loan
4.500%, 10/20/16	247	239
MediMedia USA, Term Loan B
4.500%, 10/05/13	75	70
2.490%, 10/05/13	163	153
Meg Energy, Initial Term Loan
4.000%, 03/18/18	650	636
Nalco
4.500%, 09/21/17	495	492
Neiman Marcus Group
4.750%, 05/10/18	327	302
Nelson Education, Term Loan B-1L
2.869%, 07/05/14	500	397
Nexstar Broadcasting, Term B Loan
5.000%, 09/30/16	298	292
NXP BV, Term Loan
4.500%, 03/07/17	399	373
Penn National Gaming, Term Loan B
3.750%, 06/14/18	224	221

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Realogy, Extended Synthetic
4.522%, 10/10/16	$734	$593
4.400%, 10/10/16	103	83
Regal Cinemas
3.369%, 08/23/17	546	529
Remax International LLC, Term B Loan
5.500%, 03/11/16	459	448
Renal Advantage Holdings, Term B Loan
5.750%, 11/12/16	465	462
Rock-Tenn, Term B Loan
3.500%, 05/29/18	399	395
Roundy’s Supermarkets
10.000%, 04/16/16	500	488
Rovi Guides, Tranche B Loan
4.000%, 02/07/18	75	73
Sealed Air, Term Loan B-1
0.000%, 09/23/18 (F)	500	500
Sedgwick Claims Management
5.000%, 12/31/16	119	113
Seminole Tribe of Florida
1.875%, 03/05/14	461	434
Sensata Technologies
4.000%, 05/10/18	500	485
Star West Generation LLC, Term B Loan
6.000%, 05/17/18	445	419
Sungard Data Systems
3.899%, 02/28/16	336	323
3.894%, 02/28/16	108	104
3.871%, 02/28/16	23	22
3.858%, 02/28/16	54	52
1.982%, 02/28/14	13	13
1.976%, 02/28/14	87	83
Syniverse Holdings
5.250%, 12/21/17	496	488
Telesat Canada U.S., Term I Loan
3.240%, 10/31/14	346	336
Terex, Term Loan
5.500%, 07/28/17	250	245
Texas Competitive Electric Holdings, Extending Term Loan
4.772%, 10/10/17	333	222
4.726%, 10/10/17	314	209
3.772%, 10/10/14	—	—
3.726%, 10/10/14	341	240
Trans Union LLC
4.750%, 02/26/18	399	389
Transdigm
4.000%, 02/14/17	498	485
TWCC Holding, Term Loan
4.250%, 02/11/17	499	491
U.S. Telepacific
5.750%, 02/23/17	499	475
United Surgical Partners
2.240%, 04/19/14	324	304
2.240%, 04/21/14	74	70

SEI Institutional Managed Trust / Annual Report / September 30, 2011	61

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Universal Healthcare
4.000%, 05/16/16	$321	$311
Univision Communications, Term B Loan
4.489%, 03/31/17	693	581
UPC Broadband Holding
3.722%, 12/31/17	250	238
Vanguard Health
5.000%, 01/15/16	694	674
Verint Systems, Term B Loan
4.500%, 10/06/17	405	394
VML US Finance
4.740%, 05/25/12	57	57
4.740%, 05/25/13	469	465
Waiccs Las Vegas 3 LLC, 2nd Lien
13.250%, 07/30/10 (E)	2,000	—
Walter Energy, Term B Loan
4.000%, 04/02/18	499	481
Warner Chilcott
4.250%, 03/14/18	195	190
4.250%, 03/15/18	90	87
Waste Industries
4.750%, 03/16/17	498	466
Wide Open West Finance LLC, Term Loan
4.750%, 06/30/14	—	—
2.730%, 06/30/14	432	401
Wide Open West Finance LLC, Ser A
8.750%, 06/30/14	—	—
6.721%, 06/30/14	300	288

Total Loan Participations (Cost $47,983) ($ Thousands)		44,017

ASSET-BACKED SECURITIES — 26.0%

Automotive — 13.7%
Ally Auto Receivables Trust, Ser 2009-A, Cl A4
3.000%, 10/15/15 (A)	495	508
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (A)	510	513
Ally Auto Receivables Trust, Ser 2009-B, Cl A4
3.050%, 12/15/14 (A)	625	647
Ally Auto Receivables Trust, Ser 2010-4, Cl A2
0.710%, 02/15/13	104	104
Ally Auto Receivables Trust, Ser 2011-1, Cl A2
0.810%, 10/15/13	347	347
AmeriCredit Automobile Receivables Trust, Ser 2007-DF, Cl A4A
5.560%, 06/06/14	308	317
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	576	575

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2010-B, Cl A2
1.180%, 02/06/14	$241	$241
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	200	200
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	275	275
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	240	240
Americredit Prime Automobile Receivable, Ser 2007-1, Cl D
5.620%, 09/08/14	775	779
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A3
2.210%, 01/15/14	285	286
Avis Budget Rental Car Funding AESOP, Ser 2009- 2A, Cl A
5.680%, 02/20/14 (A)	415	434
Bank of America Auto Trust, Ser 2009-1A
3.520%, 06/15/16 (A)	600	614
Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/16 (A)	345	353
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (A)	449	451
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	546	546
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	276	277
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/15	415	415
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	395	405
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	315	316
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A2
0.690%, 01/08/13	196	196
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A4
5.280%, 03/08/13	55	56
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A2
0.750%, 10/15/12 (A)	358	358

62	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/13 (A)	$510	$511
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	301	301
Ford Credit Auto Owner Trust, Ser 2007-A, Cl C
5.800%, 02/15/13	515	520
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	188	189
Ford Credit Auto Owner Trust, Ser 2011-A
0.620%, 07/15/13	285	285
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/15	250	251
Harley-Davidson Motorcycle Trust, Ser 2009-2
2.620%, 03/15/14	221	222
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	275	278
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A2
0.830%, 11/15/13	311	311
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	491	491
Hertz Vehicle Financing, Ser 2009-2A, Cl A1
4.260%, 03/25/14 (A)	485	503
Hertz Vehicle Financing, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (A)	445	451
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A2
0.530%, 01/21/13	319	319
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A2
0.650%, 06/17/13	275	275
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	270	271
Huntington Auto Trust, Ser 2009-1A, Cl A4
5.730%, 01/15/14 (A)	420	432
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (A)	250	250
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13 (A)	280	280

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	$499	$502
Hyundai Auto Receivables Trust, Ser 2011-A
0.690%, 11/15/13	310	310
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	375	375
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A3
0.830%, 12/15/15	415	415
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	195	195
Navistar Financial Owner Trust, Ser 2010-A, Cl A3
1.990%, 01/21/14 (A)	650	654
Navistar Financial Owner Trust, Ser 2010-A, Cl B
4.170%, 10/20/14 (A)	565	579
Nissan Auto Lease Trust, Ser 2010-B, Cl A2
0.900%, 05/15/13	350	350
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	590	592
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A2
0.910%, 11/15/13 (A)	127	127
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl A2
0.930%, 06/17/13	204	204
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	450	450
Wachovia Auto Owner Trust, Ser 2008-A, Cl A4B
1.380%, 03/20/14 (B)	495	498
World Omni Auto Receivables Trust, Ser 2011-A, Cl A2
0.640%, 11/15/13	405	405
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A3
1.650%, 02/15/13	118	118
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/13	480	480

		21,847

Credit Cards — 4.3%
Capital One Multi-Asset Execution Trust, Ser 2005-A7, Cl A7
4.700%, 06/15/15	466	482

SEI Institutional Managed Trust / Annual Report / September 30, 2011	63

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.844%, 11/07/14 (B)	$1,100	$1,100
Citibank Omni Master Trust, Ser 2009-A8, Cl A8
2.329%, 05/16/16 (A) (B)	650	656
Citibank Omni Master Trust, Ser 2009-A12, Cl A12
3.350%, 08/15/16 (A)	405	412
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.529%, 12/15/14 (B)	515	519
Discover Card Master Trust, Ser 2009-A2, Cl A
1.529%, 02/17/15 (B)	650	657
Discover Card Master Trust, Ser 2011-A2
0.439%, 11/16/15 (B)	300	300
GE Capital Credit Card Master Note Trust, Ser 2007-4, Cl B
0.429%, 06/15/15 (B)	1,150	1,142
GE Capital Credit Card Master Note Trust, Ser 2009-1, Cl A
2.329%, 04/15/15 (B)	550	556
MBNA Master Credit Card Trust, Ser 1997-B, Cl B
0.579%, 08/15/14 (B)	1,000	997

		6,821

Mortgage Related Securities — 0.1%
New Century Home Equity Loan Trust, Ser 2005-1, Cl A1MZ
0.525%, 03/25/35 (B)	35	29
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	285	131

		160

Other Asset-Backed Securities — 7.9%
Ally Master Owner Trust, Ser 2010-1, Cl A
1.979%, 01/15/15 (A) (B)	650	660
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	750	769
Babson CLO, Ser 2007-1A, Cl A1
0.475%, 01/18/21 (A) (B)	1,060	977
CIT Equipment Collateral, Ser 2009-VT1
3.070%, 08/15/16 (A)	57	57
CNH Equipment Trust, Ser 2009-B
5.170%, 10/15/14	341	351
CNH Equipment Trust, Ser 2010-C, Cl A2
0.830%, 04/15/13	228	228

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Equipment Trust, Ser 2011-A, Cl A2
0.620%, 06/16/14	$255	$255
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	2,200	2,222
Ford Credit Floorplan Master Owner Trust, Ser 2009-2
1.779%, 09/15/14 (B)	600	606
Ford Credit Floorplan Master Owner Trust, Ser 2010-1
2.479%, 12/15/14 (A) (B)	485	493
1.879%, 12/15/14 (A) (B)	550	558
GE Business Loan Trust, Ser 2003-2A, Cl B
1.229%, 11/15/31 (A) (B)	64	52
GE Business Loan Trust, Ser 2004-2A, Cl A
0.449%, 12/15/32 (A) (B)	94	81
GE Business Loan Trust, Ser 2004-2A, Cl B
0.709%, 12/15/32 (A) (B)	70	50
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.779%, 10/20/14 (A) (B)	700	707
GE Equipment Midticket, Ser 2010-1
0.610%, 01/14/13 (A)	249	249
GE Equipment Midticket, Ser 2010-1, Cl A3
0.940%, 07/14/14 (A)	450	450
GE Equipment Transportation, Ser 2011-1, Cl A4
1.330%, 05/20/19	250	251
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	335	335
Katonah, Ser 2005-7A, Cl B
0.706%, 11/15/17 (A) (B)	700	539
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl A
5.362%, 10/20/28 (A)	50	51
Marriott Vacation Club Owner Trust, Ser 2007-1A, Cl D
6.135%, 05/20/29 (A)	365	336
Navistar Financial Dealer Note Master Trust, Ser 2009-1, Cl A
1.685%, 10/26/15 (A) (B)	600	605
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.353%, 10/25/16 (B)	365	368
SLM Student Loan Trust, Ser 2011-1
0.755%, 03/25/26 (B)	571	572
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.079%, 12/16/24 (A) (B)	338	338

64	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Triton Container Finance LLC, Ser 2006-1A, Cl N
0.400%, 11/26/21 (A) (B)	$387	$353

		12,513

Total Asset-Backed Securities (Cost $41,883) ($ Thousands)		41,341

MORTGAGE-BACKED SECURITIES — 16.2%

Agency Mortgage-Backed Obligations — 11.0%
FHLMC
6.000%, 09/01/26	378	414
1.750%, 06/15/12	1,500	1,516
FHLMC TBA
4.000%, 10/14/40	2,500	2,616
FNMA
6.500%, 09/01/26	227	250
6.000%, 11/01/26 to 04/01/40	2,110	2,321
5.000%, 02/01/23 to 03/01/25	664	717
FNMA TBA
4.000%, 10/01/18 to 10/14/39	2,800	2,936
3.500%, 10/01/40	4,400	4,594
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.674%, 10/07/20 (B)	659	660
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.674%, 01/08/20 (B)	290	291
NCUA Guaranteed Notes CMO, Ser 2011-R3
0.625%, 03/11/20 (B)	287	287
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.581%, 03/06/20 (B)	362	362
NCUA Guaranteed Notes CMO, Ser 2011-R6
0.604%, 05/07/20 (B)	475	475

		17,439

Non-Agency Mortgage-Backed Obligations — 5.2%
American Tower Trust, Ser 1A, Cl D
5.957%, 04/15/37 (A)	625	668
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
3.143%, 11/25/34 (B)	190	166
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.863%, 04/25/35 (B)	597	476
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
2.954%, 10/25/35 (B)	405	306
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A2
0.505%, 12/25/36 (A) (B)	398	221

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.800%, 09/25/34 (B)	$131	$119
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.329%, 12/15/20 (A) (B)	549	534
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.452%, 11/15/21 (A) (B)	810	766
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.755%, 04/25/35 (B)	292	213
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (A)	314	313
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/42	550	556
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
2.722%, 10/25/36 (B)	701	522
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
2.891%, 12/25/34 (B)	263	214
MortgageIT Trust, Ser 2005- 5, Cl A1
0.495%, 12/25/35 (B)	921	621
Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Cl A1
3.669%, 02/11/36	340	342
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.550%, 11/20/34 (B)	217	177
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.530%, 12/20/34 (B)	174	142
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.450%, 03/20/35 (B)	95	74
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.555%, 03/25/36 (B)	402	298
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.738%, 01/25/35 (B)	418	367
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.727%, 02/25/35 (B)	506	421
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 2A2
2.737%, 03/25/35 (B)	428	380

SEI Institutional Managed Trust / Annual Report / September 30, 2011	65

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Concluded)

September 30, 2011

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

WF-RBS Commercial Mortgage Trust, Ser 2011-C3
1.988%, 03/15/44 (A)	$344	$349

		8,245

Total Mortgage-Backed Securities (Cost $26,818) ($ Thousands)		25,684

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
FHLB
0.350%, 07/25/12	1,500	1,499
FNMA
1.000%, 12/27/12	2,000	2,016
0.500%, 10/30/12	500	502

Total U.S. Government Agency Obligations (Cost $4,017) ($ Thousands)		4,017

MUNICIPAL BOND — 0.4%
New Jersey State Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/16	600	629

Total Municipal Bonds (Cost $629) ($ Thousands)		629

COMMON STOCK — 0.0%
JHT Holding*	4,002	—

Total Common Stock (Cost $—) ($ Thousands)		—

CERTIFICATE OF DEPOSIT — 0.4%
Bank of Nova Scotia
0.522%, 08/09/12 (B)	650	652

Total Certificate of Deposit (Cost $650) ($ Thousands)		652

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	4,900,706	4,901

Total Cash Equivalent (Cost $4,901) ($ Thousands)		4,901

Total Investments — 104.6% (Cost $173,967) ($ Thousands)		$166,277

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(28)	Dec-2011	$(37)
U.S. 2-Year Treasury Note	(22)	Jan-2012	7
U.S. 5-Year Treasury Note	15	Dec-2011	3

			$(27)

For the year ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $158,955 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011

†	Investment in Affiliated Security (See Note 5).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2011. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Security considered illiquid and restricted. The total market value of such securities as of September 30, 2011 was $14 ($ Thousands) and represented 0.01% of Net Assets.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2011 was $14 ($ Thousands) and represented 0.01% of Net Assets.

(E)	Security in default on interest payments.

(F)	Unsettled Bank Loan. Interest rate not available.

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

LOC — Line of Credit

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$45,036	$—	$45,036
Loan Participations	—	44,003	14	44,017
Asset-Backed Securities	—	41,341	—	41,341
Mortgage-Backed Securities	—	25,684	—	25,684
U.S. Government Agency Obligations	—	4,017	—	4,017
Municipal Bond	—	629	—	629
Common Stock	—	—	—	—
Certificate of Deposit	—	652	—	652
Cash Equivalent	4,901	—	—	4,901

Total Investments in Securities	$4,901	$161,362	$14	$166,277

66	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(27)	$—	$—	$(27)

Total Other Financial Instruments	$(27)	$—	$—	$(27)

*	Futures Contracts are valued at the unrealized depreciation on the instruments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Loan Participations
Beginning balance as of October 1, 2010	$339
Accrued discounts/premiums	(9)
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(18)
Net purchases/sales	2
Net transfer in and/or out of Level 3	(300)

Ending balance as of September 30, 2011	$14

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(24)

Investments in Asset-Backed Securities
Beginning balance as of October 1, 2010	$509
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	(509)

Ending balance as of September 30, 2011	$—

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—

During the year ended September 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	67

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 53.2%

Agency Mortgage-Backed Obligations — 42.2%
FHLMC
7.500%, 11/01/29 to 09/01/32	$1,056	$1,234
7.000%, 12/01/11 to 01/01/32	249	287
6.500%, 06/01/17 to 09/01/39	2,662	2,939
6.000%, 03/01/20 to 10/01/38	13,086	14,392
5.500%, 03/01/14 to 03/01/38	19,054	20,839
5.000%, 10/01/18 to 08/01/41	48,846	52,827
4.500%, 04/01/35 to 10/01/41	32,998	35,449
4.000%, 04/01/19 to 04/01/41	11,192	11,798
3.500%, 12/01/25	8,839	9,223
1.350%, 04/29/14	560	571
0.230%, 12/01/11 (A)	3,180	3,180
0.120%, 01/10/12 (A) (I)	230	230
FHLMC ARM (B)
6.101%, 06/01/37	101	110
6.012%, 10/01/37	834	904
5.983%, 06/01/38	674	728
5.961%, 01/01/37	784	847
5.929%, 06/01/36	399	433
5.880%, 03/01/37	69	75
5.771%, 11/01/37	3	4
5.767%, 07/01/38	1,389	1,505
5.690%, 03/01/36	158	172
5.679%, 03/01/36	211	228
5.599%, 08/01/39	893	968
5.591%, 10/01/38	195	211
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/19	72	81
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/23	1,461	1,677
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	857	992
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/31	286	334

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	$2,260	$2,616
FHLMC CMO, Ser 2002-48, Cl 1A
6.318%, 07/25/33 (B)	19	22
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	266	310
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	225	265
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	295	345
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	309	356
FHLMC CMO, Ser 2005-2945, Cl SA
11.882%, 03/15/20 (B)	1,924	2,271
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/35	1,093	1,229
FHLMC CMO, Ser 2005-3028, Cl PG
5.500%, 09/15/35	428	484
FHLMC CMO, Ser 2005-3035, Cl PA
5.500%, 09/15/35	200	226
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/37	5,614	6,206
FHLMC CMO, Ser 2009-3508, Cl PK
4.000%, 02/15/39	311	329
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	686	724
FHLMC CMO, Ser 2009-3613, Cl HJ
5.500%, 12/15/39	4,495	4,935
FHLMC CMO, Ser 2010-3626, Cl MB
5.000%, 03/15/32	382	412
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/36	405	434
FHLMC CMO, Ser 2010-3738, Cl BP
4.000%, 12/15/38	400	423
FHLMC CMO, Ser 2010-3754, Cl MB
4.000%, 01/15/39	900	954
FHLMC CMO, Ser 2011-3871, Cl JB
5.500%, 06/15/41	1,300	1,518
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	1,488	1,573
FHLMC CMO, Ser 3652, Cl AP
4.500%, 03/15/40	3,095	3,365
FHLMC Multi-family Structured Pass-Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	792	879
FHLMC Multi-family Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.412%, 04/25/20 (B)	5,352	404
FHLMC Multi-family Structured Pass-Through Certificates CMO, Ser K008, Cl X1, IO
1.841%, 06/25/20 (B)	6,721	681

68	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multi-family Structured Pass-Through Certificates CMO, Ser K009, Cl X1, IO
1.684%, 08/25/20 (B)	$3,143	$292
FHLMC Multi-family Structured Pass-Through Certificates CMO, Ser K702, IO
1.734%, 02/25/18 (B)	10,320	805
FHLMC Multi-family Structured Pass-Through Certificates CMO, Ser K703, IO
2.094%, 05/25/18 (B)	5,792	625
FHLMC Multi-family Structured Pass-Through Certificates, Ser 2009- K003, Cl AAB
4.768%, 05/25/18	857	955
FHLMC Multi-family Structured Pass-Through Certificates, Ser K006, IO
1.229%, 01/25/20 (B)	2,737	176
FHLMC TBA
4.000%, 10/14/40	300	314
3.500%, 10/15/41	3,100	3,182
2.400%, 12/15/41	1,500	1,598
FNMA
7.000%, 09/01/26 to 04/01/32	2,081	2,389
6.500%, 05/01/17 to 10/01/41	11,006	12,308
6.000%, 10/01/19 to 10/01/39	51,760	57,501
5.500%, 06/01/14 to 05/01/40	48,303	52,706
5.000%, 01/01/20 to 09/01/41	69,499	75,233
4.500%, 05/01/24 to 08/01/41	20,331	21,825
4.303%, 07/01/21	3,139	3,441
4.000%, 08/01/20 to 02/01/41	18,024	19,031
FNMA ARM (B)
6.313%, 10/01/36	122	133
6.277%, 09/01/37	197	216
6.124%, 12/01/36	178	193
6.092%, 11/01/37	192	209
6.052%, 10/01/37	413	448
6.032%, 09/01/37	93	101
6.028%, 01/01/37	206	223
5.988%, 07/01/37	158	171
5.977%, 04/01/37	292	316
5.957%, 01/01/37	378	409
5.939%, 03/01/37	218	235
5.925%, 07/01/37	317	344
5.879%, 09/01/37	146	160
5.878%, 02/01/37	212	229
5.842%, 09/01/37	394	427
5.729%, 10/01/37	151	163
5.490%, 02/01/39	471	511
2.263%, 10/01/35	4,498	4,636
2.260%, 11/01/35	1,337	1,387
2.242%, 11/01/35	2,416	2,488
2.235%, 11/01/35	1,252	1,296

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.202%, 11/01/35	$730	$757
2.192%, 10/01/35	391	404
2.189%, 10/01/35	3,270	3,366
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/35	11,073	1,439
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	1,492	1,634
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	226	259
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/33	896	1,026
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/35	4,796	5,272
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/35	447	490
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	338	380
FNMA CMO, Ser 2006-112, Cl ST, IO
6.465%, 11/25/36 (B)	9,201	1,445
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/36	219	248
FNMA CMO, Ser 2008-2, Cl PC
5.000%, 07/25/37	525	573
FNMA CMO, Ser 2008-22, Cl SI, IO
6.195%, 03/25/37 (B)	11,808	1,527
FNMA CMO, Ser 2009-105, Cl CB
6.000%, 12/25/39	1,915	2,149
FNMA CMO, Ser 2009-11, Cl LC
4.500%, 03/25/49	1,162	1,250
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	1,359	1,522
FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	1,918	2,022
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	1,173	1,272
FNMA CMO, Ser 2009-86, Cl BO, PO
4.713%, 03/25/37	7,161	6,814
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	829	907
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	1,459	1,586
FNMA CMO, Ser 2010-118, IO
6.265%, 10/25/40 (B)	1,729	244
FNMA CMO, Ser 2010-43, Cl HJ
5.500%, 05/25/40	2,943	3,286
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	2,064	2,260
FNMA CMO, Ser 2010-M3, Cl A2
4.450%, 09/25/19	467	528
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (B)	3,196	3,538

SEI Institutional Managed Trust / Annual Report / September 30, 2011	69

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/41	$1,591	$1,710
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/41	1,708	2,067
FNMA CMO, Ser 2011-63, IO
6.445%, 07/25/41 (B)	2,143	301
FNMA CMO, Ser 2011-96, IO
6.337%, 10/25/41 (B)	5,600	1,033
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/33	248	291
FNMA TBA
6.000%, 10/01/37 to 12/01/37	65,700	71,964
5.500%, 10/01/41 to 10/25/41	8,158	8,908
5.000%, 11/01/37 to 10/01/38	4,950	5,310
4.500%, 11/15/34 to 10/01/39	15,200	16,128
4.000%, 10/14/39 to 10/25/41	59,695	62,568
3.500%, 10/01/40 to 11/01/40	51,600	53,659
3.000%, 10/25/26 to 11/25/26	30,035	30,923
GNMA
8.000%, 11/15/29 to 09/15/30	93	111
7.500%, 03/15/29 to 01/15/32	253	296
7.000%, 08/15/13	22	23
6.500%, 04/15/26 to 09/15/35	8,556	9,861
6.000%, 03/15/14 to 10/20/40	16,851	18,859
5.000%, 07/20/40 to 11/20/40	6,441	7,084
4.000%, 03/20/26 to 09/20/26	38,052	40,601
3.500%, 12/20/40 to 03/20/41	1,568	1,642
GNMA ARM
4.000%, 04/20/41 to 05/20/41 (B)	2,779	2,961
3.500%, 05/20/41 to 08/20/41 (B)	5,182	5,468
3.000%, 07/20/41 to 08/20/41 (B)	2,117	2,214
GNMA CMO, Ser 2001-56, Cl PT
6.000%, 11/20/31	3,918	4,450
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	389	441
GNMA CMO, Ser 2005-13, Cl SD, IO
6.569%, 02/20/35 (B)	477	85
GNMA CMO, Ser 2005-78, Cl A
5.000%, 07/16/33	4,028	4,426
GNMA CMO, Ser 2005-81, Cl SD, IO
6.069%, 12/20/34 (B)	764	89
GNMA CMO, Ser 2005-82, Cl NS, IO
6.069%, 07/20/34 (B)	510	80
GNMA CMO, Ser 2006-47, Cl SA, IO
6.571%, 08/16/36 (B)	1,224	271
GNMA CMO, Ser 2008-60, Cl SH, IO
5.921%, 07/16/38 (B)	465	66

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-10, Cl ST, IO
6.221%, 03/16/34 (B)	$481	$56
GNMA CMO, Ser 2009-106, IO
5.970%, 05/20/37 (B)	1,708	246
GNMA CMO, Ser 2009-35, Cl SP, IO
6.171%, 05/16/37 (B)	1,109	132
GNMA CMO, Ser 2009-45, IO
5.731%, 04/16/39 (B)	474	55
GNMA CMO, Ser 2009-61, IO
6.470%, 08/20/39 (B)	1,888	253
GNMA CMO, Ser 2009-61, Cl WQ, IO
6.021%, 11/16/35 (B)	1,289	190
GNMA CMO, Ser 2009-68, IO
6.521%, 04/16/39 (B)	452	58
GNMA CMO, Ser 2009-87, Cl TS, IO
5.870%, 07/20/35 (B)	1,091	166
GNMA CMO, Ser 2009-87, Cl SI, IO
6.519%, 02/20/35 (B)	596	107
GNMA CMO, Ser 2009-87, Cl KI, IO
6.069%, 09/20/35 (B)	537	78
GNMA CMO, Ser 2010-107, IO
5.920%, 02/20/38 (B)	747	123
GNMA CMO, Ser 2010-109, IO
6.370%, 08/20/40 (B)	372	75
GNMA CMO, Ser 2010-117, IO
5.770%, 10/20/39 (B)	2,988	487
GNMA CMO, Ser 2010-14, Cl SH, IO
5.771%, 02/16/40 (B)	665	120
GNMA CMO, Ser 2010-14, Cl SA, IO
7.769%, 12/20/32 (B)	576	80
GNMA CMO, Ser 2010-14, Cl SC, IO
4.612%, 08/20/35 (B)	1,150	194
GNMA CMO, Ser 2010-146, IO
5.870%, 06/20/39 (B)	1,142	217
GNMA CMO, Ser 2010-147, IO
6.420%, 11/20/40 (B)	750	166
GNMA CMO, Ser 2010-151, IO
5.820%, 11/20/40 (B)	769	126
GNMA CMO, Ser 2010-160, IO
6.320%, 10/20/38 (B)	1,053	167
GNMA CMO, Ser 2010-167, IO
6.400%, 11/20/38 (B)	464	69
GNMA CMO, Ser 2010-3, IO
6.320%, 11/20/38 (B)	674	101
GNMA CMO, Ser 2010-31, IO
6.287%, 03/20/39 (B)	584	88
GNMA CMO, Ser 2010-39, IO
6.320%, 11/20/38 (B)	199	29
GNMA CMO, Ser 2010-4, Cl NS, IO
6.161%, 01/16/40 (B)	20,489	3,042
GNMA CMO, Ser 2010-47, Cl XN, IO
6.321%, 04/16/34 (B)	876	83

70	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-47, Cl VS, IO
6.021%, 11/16/37 (B)	$886	$119
GNMA CMO, Ser 2010-68, IO
6.350%, 06/20/40 (B)	2,203	389
GNMA CMO, Ser 2010-85, IO
6.420%, 01/20/40 (B)	458	74
GNMA CMO, Ser 2010-87, Cl SK, IO
6.271%, 07/16/40 (B)	1,665	292
GNMA CMO, Ser 2010-H27, Cl FA
0.565%, 12/20/60 (B)	2,037	2,012
GNMA CMO, Ser 2010-H28, Cl FE
0.631%, 12/20/60 (B)	1,320	1,304
GNMA CMO, Ser 2011-32, IO
5.771%, 03/16/41 (B)	284	47
GNMA CMO, Ser 2011-40, IO
5.901%, 02/16/36 (B)	2,293	379
GNMA CMO, Ser 2011-70, IO
6.471%, 12/16/36 (B)	969	198
GNMA CMO, Ser 2011-81, IO
5.169%, 06/20/41 (B)	1,269	203
GNMA CMO, Ser 2011-H08, Cl FG
0.710%, 03/20/61 (B)	1,290	1,280
GNMA CMO, Ser 2011-H09, Cl AF
0.731%, 03/20/61 (B)	884	877
GNMA TBA
5.500%, 11/01/34	800	884
4.500%, 10/22/33	16,500	17,926
4.000%, 10/01/39 to 10/15/41	13,080	13,987
3.500%, 12/15/41	15,300	15,847
3.000%, 10/20/41	282	283
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	956	992
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.671%, 11/05/20 (B)	1,870	1,875
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.594%, 11/06/17 (B)	3,082	3,083

		928,522

Non-Agency Mortgage-Backed Obligations — 11.0%
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.360%, 03/25/47 (B)	7,951	4,206
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.475%, 06/25/45 (B)	3,697	2,756
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.225%, 11/25/45 (B)	3,384	2,340

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Americold Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/29 (C)	$1,150	$1,199
Banc of America Funding, Ser 2003-1, Cl A1
6.000%, 05/20/33	21	22
Banc of America Funding, Ser 2005-B, Cl 2A1
2.897%, 04/20/35 (B)	3,959	2,904
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	225	226
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-PB2, Cl B
6.309%, 06/11/35	414	414
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	303	305
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (B)	3,280	3,521
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/43	1,900	2,031
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (B)	2,845	3,066
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	228	238
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/45	2,772	2,892
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-1, Cl A2
5.381%, 01/15/49	466	467
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-3, Cl A3
5.801%, 06/10/49 (B)	1,360	1,423
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.302%, 05/25/34 (B)	1,552	1,385

SEI Institutional Managed Trust / Annual Report / September 30, 2011	71

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	$129	$132
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (B)	72	73
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	425	427
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.295%, 10/12/42 (B)	3,875	4,258
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.927%, 12/25/35 (B)	12,400	10,304
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.886%, 12/10/49 (B)	1,285	1,384
Citigroup, Ser 2005-CD1, Cl AM
5.399%, 07/15/44 (B)	624	641
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (B)	225	233
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (C)	1	1
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (C)	826	824
Commercial Mortgage Pass-Through Certificates, Ser 2004-LB4A, Cl A5
4.840%, 10/15/37	2,081	2,170
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	1,084	1,135
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	234	238
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.352%, 08/25/35 (B)	420	206
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.516%, 11/20/35 (B)	4,243	2,392
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.635%, 09/25/35 (B) (C)	3,273	2,743
Credit Suisse First Boston Mortgage Securities, Ser 2001-CK6, Cl A3
6.387%, 08/15/36	32	32
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	255	259

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2002-CP3, Cl A3
5.603%, 07/15/35	$166	$169
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	894	917
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.628%, 10/25/33 (B)	2,836	2,397
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (B)	461	480
Credit Suisse First Boston Mortgage Securities, Ser 2003-CPN1, Cl B
4.723%, 03/15/35	298	299
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	660	671
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	939	990
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/37	450	450
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	1,177	1,211
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	3,910	4,091
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (C)	1,279	1,312
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A2
3.386%, 07/10/44 (C)	760	769
DBUBS Mortgage Trust, Ser 2011-LC3A, IO
1.651%, 08/10/44 (B) (C)	2,988	180
Deutsche Mortgage Securities, Ser 2004-4, Cl 7AR2
0.685%, 06/20/34 (B)	715	570
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (C)	1,781	1,856
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.630%, 11/19/44 (B)	2,086	834
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (C)	2,335	2,296

72	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FFCA Secured Lending, Ser 1999-1A, Cl M18, IO
0.860%, 09/18/25 (B) (C)	$336	$1
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	540	539
Fund America Investors II, Ser 1993-A, Cl A2
4.573%, 06/25/23 (B)	133	124
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (B) (C)	3,724	3,913
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	3,080	3,110
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	9,282	9,487
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl A2
6.700%, 04/15/34	24	24
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	136	136
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl D
5.671%, 05/10/40 (B)	233	233
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	352	370
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/45 (B)	847	809
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (B)	309	310
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (B) (D)	3,890	4,116
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	3,581	3,666
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (B)	1,584	1,682
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.074%, 07/10/38 (B) (D)	8,810	9,486
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	5,450	5,651
GS Mortgage Securities II, Ser 2005-GG4, Cl A4
4.761%, 07/10/39	291	307

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2005-GG4, Cl AABA
4.680%, 07/10/39	$138	$140
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/44 (B)	4,535	4,524
GS Mortgage Securities, Ser 2011-GC3, Cl A4
4.753%, 03/10/44 (C)	190	197
GS Mortgage Securities II,
Ser 2011-GC5, CI XA, IO 1.952%, 08/10/44	3,070	277
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (B) (C)	56	58
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.447%, 10/25/33 (B)	1,648	1,629
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
2.772%, 07/25/35 (B)	7,000	4,859
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/51 (C)	1,524	1,607
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.585%, 08/25/36 (B)	648	559
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
5.785%, 11/01/37 (B)	1,125	852
Indymac Index Mortgage Loan Trust, Ser 2007-AR15, Cl 2A1
5.123%, 08/25/37 (B)	6,196	3,748
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (B)	12,253	4,087
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (B)	306	305
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB3, Cl A3
6.465%, 11/15/35	160	159
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl A2
5.050%, 12/12/34	394	405
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (B)	144	145
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB4, Cl C
6.450%, 05/12/34 (B)	456	456

SEI Institutional Managed Trust / Annual Report / September 30, 2011	73

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	$198	$200
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	87	88
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	1,191	1,261
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	205	209
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	2,180	2,251
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A1S
5.284%, 05/15/47	80	80
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	253	258
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl ASB
5.857%, 02/15/51	359	383
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	472	489
JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (C)	718	783
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (C)	2,058	2,133
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/32 (C)	365	367
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (C)	1,250	1,244

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A3
4.171%, 08/15/46	$942	$966
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.130%, 07/15/44 (B)	303	319
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	270	274
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	99	100
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	294	303
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	884	896
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	138	145
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	80	82
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A3
5.933%, 07/15/40	1,151	1,204
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/40	979	1,033
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (C)	3,050	2,979
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	1,136	1,177
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.239%, 02/25/34 (B)	2,014	2,002
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (B)	371	379
Merrill Lynch Mortgage Trust, Ser 2005-MCP1, Cl A4
4.747%, 06/12/43 (B)	2,150	2,308
Merrill Lynch Mortgage Trust, Ser 2005-MKB2, Cl A4
5.204%, 09/12/42 (B)	735	784
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49 (B)	7,000	7,465

74	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.059%, 05/25/29 (B)	$701	$657
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	121	122
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/45	194	198
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	125	129
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	1,400	1,508
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
6.656%, 11/14/42 (B)	99	102
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/47	3,230	3,508
Morgan Stanley Capital I, Ser 2006-HQ8, Cl AM
5.647%, 03/12/44 (B)	315	312
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A4
5.731%, 07/12/44 (B)	2,280	2,482
Morgan Stanley Capital I, Ser 2006-IQ12, Cl ANM
5.310%, 12/15/43	689	688
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (B)	2,500	2,702
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	261	262
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/49 (B)	3,200	3,317
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/49	1,360	1,379
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/49	748	774
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	48	48
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	226	228
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	208	215

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	$248	$254
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.345%, 02/25/47 (B)	112	89
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.313%, 03/15/30 (B)	921	977
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	379	382
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/19	488	487
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.701%, 12/25/34 (B)	843	746
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	32	32
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (B)	190	188
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (B)	283	282
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.555%, 10/25/35 (B)	1,350	809
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
4.900%, 08/25/15 (B)	7,761	4,684
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.435%, 10/25/36 (B)	3,960	2,065
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/35	2,511	2,101
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A1
5.544%, 08/15/39 (B)	38	38
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	1,324	1,368
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	137	138

SEI Institutional Managed Trust / Annual Report / September 30, 2011	75

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (C)	$88	$88
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	497	498
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Cl A4
5.308%, 11/15/48	234	249
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	521	526
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR5, Cl A6
2.571%, 05/25/35 (B)	9,220	6,948
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.525%, 10/25/47 (B)	3,455	2,653
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.515%, 11/25/47 (B)	5,227	3,554
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
2.584%, 12/25/35 (B)	12,955	8,924
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 1A
1.132%, 10/25/46 (B)	3,419	2,114
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
1.062%, 07/25/47 (B)	7,683	4,489
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.698%, 06/25/34 (B)	2,115	2,093
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, IO
1.365%, 02/15/44 (B) (C)	3,620	206
WF-RBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/44 (B) (C)	500	525

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WF-RBS Commercial Mortgage Trust, Ser C3, Cl A4
4.375%, 03/15/44 (C)	$350	$354

		242,964

Total Mortgage-Backed Securities (Cost $1,158,230) ($ Thousands)		1,171,486

CORPORATE OBLIGATIONS — 27.7%

Consumer Discretionary — 1.7%
Boyd Gaming
7.125%, 02/01/16 (D)	350	257
CCO Holdings
7.000%, 01/15/19	440	427
7.000%, 01/15/19 (C)	240	232
CityCenter Holdings
7.625%, 01/15/16 (C)	350	329
Comcast
6.500%, 01/15/15	985	1,123
6.500%, 01/15/17	2,385	2,801
5.650%, 06/15/35	120	126
5.300%, 01/15/14 (D)	2,340	2,537
Comcast Cable Communications
8.375%, 03/15/13	1,189	1,306
COX Communications
5.450%, 12/15/14	450	498
Daimler Finance LLC
7.300%, 01/15/12	1,400	1,424
6.500%, 11/15/13	1,320	1,449
Daimler Finance North America
3.875%, 09/15/21 (C)	555	541
1.875%, 09/15/14 (C)	1,575	1,555
DIRECTV Holdings
6.000%, 08/15/40	950	1,014
DISH DBS
7.875%, 09/01/19	690	704
6.750%, 06/01/21 (C)	320	306
Echostar DBS
7.750%, 05/31/15	30	31
Gap
5.950%, 04/12/21	1,400	1,317
Inn of the Mountain Gods Resort & Casino
8.750%, 11/30/20 (C)	277	266
MGM Mirage
7.625%, 01/15/17	440	378
NBCUniversal Media
4.375%, 04/01/21	480	493
2.875%, 04/01/16 (D)	924	941
News America
6.650%, 11/15/37	180	198
6.200%, 12/15/34	65	70

76	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.150%, 03/01/37	$1,785	$1,907
6.150%, 02/15/41 (D)	126	133
Reynolds Group Issuer
8.500%, 10/15/16 (C)	490	491
7.125%, 04/15/19 (C)	240	223
6.875%, 02/15/21 (C)	1,230	1,107
Thomson Reuters
5.950%, 07/15/13	482	521
Time Warner
6.250%, 03/29/41 (D)	545	622
4.750%, 03/29/21	1,150	1,207
3.150%, 07/15/15	1,100	1,138
Time Warner Cable
8.750%, 02/14/19	210	269
8.250%, 04/01/19	2,095	2,623
6.550%, 05/01/37	1,645	1,829
5.875%, 11/15/40	1,050	1,076
5.500%, 09/01/41	1,415	1,399
4.125%, 02/15/21 (D)	240	239
4.000%, 09/01/21	1,135	1,110
Time Warner Entertainment
8.375%, 07/15/33	60	78
United Business Media
5.750%, 11/03/20 (C)	550	588

		36,883

Consumer Staples — 1.3%
Altria Group
10.200%, 02/06/39	320	464
9.250%, 08/06/19	1,250	1,638
4.750%, 05/05/21	1,150	1,190
Anheuser-Busch
5.050%, 10/15/16	940	1,057
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	2,570	3,338
5.375%, 11/15/14	255	285
5.375%, 01/15/20 (D)	1,360	1,584
5.000%, 04/15/20	560	641
Cencosud
5.500%, 01/20/21 (C)	355	356
Coca-Cola
1.800%, 09/01/16 (C)	1,075	1,078
CVS Caremark
9.350%, 01/10/23 (C)	3,330	3,831
5.750%, 05/15/41	355	397
Diageo Capital
4.828%, 07/15/20	2,430	2,719
HJ Heinz
5.350%, 07/15/13	510	550
Kraft Foods
6.500%, 02/09/40	1,385	1,693
5.375%, 02/10/20	2,120	2,399
PepsiCo
2.500%, 05/10/16	855	885

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pernod-Ricard
5.750%, 04/07/21 (C)	$1,325	$1,452
Reynolds American
6.750%, 06/15/17	1,260	1,452
Wal-Mart Stores
5.625%, 04/15/41	1,055	1,300

		28,309

Energy — 3.1%
Anadarko Finance, Ser B
7.500%, 05/01/31	910	1,078
Anadarko Petroleum
6.375%, 09/15/17	410	460
Apache
6.000%, 09/15/13	2,570	2,812
Arch Coal
7.000%, 06/15/19 (C)	920	874
Baker Hughes
7.500%, 11/15/18	1,960	2,576
BP Capital Markets
5.250%, 11/07/13	1,790	1,927
3.875%, 03/10/15	210	223
3.125%, 03/10/12 (D)	240	242
Chesapeake Energy
6.875%, 11/15/20 (D)	450	470
6.625%, 08/15/20	30	31
6.500%, 08/15/17	275	285
Cie Generale de Geophysique-Veritas
7.750%, 05/15/17	110	108
CNOOC Finance 2011
4.250%, 01/26/21 (C)	210	211
Conoco Funding
7.250%, 10/15/31	50	69
ConocoPhillips
5.900%, 10/15/32	10	12
5.900%, 05/15/38	1,680	2,067
Consol Energy
8.250%, 04/01/20	660	695
Devon Energy
5.600%, 07/15/41	1,745	2,012
2.400%, 07/15/16	910	922
El Paso
6.950%, 06/01/28	6,750	7,126
El Paso Pipeline Partners Operating
7.500%, 11/15/40	340	397
5.000%, 10/01/21	325	326
Encana
6.500%, 02/01/38	1,345	1,535
Energen
4.625%, 09/01/21	1,010	1,002
Energy Transfer Partners
9.000%, 04/15/19	470	566
6.700%, 07/01/18	1,250	1,399

SEI Institutional Managed Trust / Annual Report / September 30, 2011	77

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Enterprise Products Operating
9.750%, 01/31/14	$1,910	$2,235
5.700%, 02/15/42	1,110	1,168
4.050%, 02/15/22	360	361
Gazprom Via Gaz Capital
6.212%, 11/22/16 (C)	220	222
Hess
7.875%, 10/01/29	1,070	1,440
7.300%, 08/15/31	540	690
Husky Energy
7.250%, 12/15/19	499	611
Kerr-McGee
7.875%, 09/15/31	670	824
6.950%, 07/01/24	1,900	2,221
Key Energy Services
6.750%, 03/01/21	790	760
Kinder Morgan Energy Partners
7.125%, 03/15/12	70	72
6.000%, 02/01/17	505	572
5.850%, 09/15/12	130	135
5.000%, 12/15/13	720	772
Marathon Petroleum
6.500%, 03/01/41 (C)	410	442
Newfield Exploration
5.750%, 01/30/22	550	544
Occidental Petroleum
3.125%, 02/15/22	910	910
Peabody Energy
6.500%, 09/15/20	630	662
Pemex Project Funding Master Trust
6.625%, 06/15/35	1,667	1,788
Petrobras International Finance
6.125%, 10/06/16	655	710
5.750%, 01/20/20	574	596
5.375%, 01/27/21	1,380	1,395
3.875%, 01/27/16	600	595
Petro-Canada
6.800%, 05/15/38	1,665	2,014
Plains All American Pipeline
6.650%, 01/15/37	149	165
Pride International
6.875%, 08/15/20	375	433
QEP Resources
6.875%, 03/01/21	700	731
Rockies Express Pipeline
3.900%, 04/15/15 (C)	1,243	1,274
Schlumberger Investment
1.950%, 09/14/16 (C)	810	806
Shell International Finance BV
5.500%, 03/25/40	340	423
4.375%, 03/25/20	1,700	1,909
Southern Natural Gas
8.000%, 03/01/32	170	219

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern Union
8.250%, 11/15/29	$1,315	$1,550
Suncor Energy
6.500%, 06/15/38	115	134
Talisman Energy
7.750%, 06/01/19	570	700
TC Pipelines
4.650%, 06/15/21	145	149
Tennessee Gas Pipeline
7.625%, 04/01/37	430	544
7.000%, 10/15/28	1,140	1,334
Transcontinental Gas Pipeline
5.400%, 08/15/41 (C)	80	84
Western Gas Partners
5.375%, 06/01/21	1,235	1,239
Williams
7.875%, 09/01/21	2,360	2,798
7.750%, 06/15/31	1,392	1,671
Williams, Ser A
7.500%, 01/15/31	465	544

		67,871

Financials — 14.9%
ABB Treasury Center USA
4.000%, 06/15/21 (C)	610	613
2.500%, 06/15/16 (C)	1,995	2,039
Achmea Hypotheekbank
3.200%, 11/03/14 (C)	2,470	2,611
Allstate
7.450%, 05/16/19	1,085	1,326
Ally Financial
2.526%, 12/01/14 (B)	2,234	1,918
American Express
7.250%, 05/20/14	120	136
6.800%, 09/01/66 (B)	2,150	2,083
American Express Credit MTN
2.800%, 09/19/16	1,625	1,617
1.208%, 06/24/14 (B)	280	277
American Honda Finance MTN
3.875%, 09/21/20 (C)	1,065	1,066
American International Group
6.400%, 12/15/20	260	265
6.250%, 03/15/37	2,560	1,773
5.850%, 01/16/18	2,260	2,239
4.250%, 09/15/14	590	574
3.750%, 11/30/13 (C)	500	500
ASIF Global Financing XIX
4.900%, 01/17/13 (C)	390	395
Australia & New Zealand Banking Group
3.700%, 01/13/15 (C)	1,445	1,503
BAC Capital Trust XIV
5.630%, 03/15/12 (B)	130	71

78	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BAC Capital Trust XV
1.126%, 06/01/56 (B)	$5,715	$3,063
Bank of America
6.500%, 08/01/16	3,375	3,352
6.000%, 09/01/17	880	847
5.750%, 12/01/17	1,470	1,379
5.650%, 05/01/18	390	370
5.420%, 03/15/17	4,400	3,823
5.000%, 05/13/21	2,850	2,543
4.500%, 04/01/15	180	171
3.750%, 07/12/16	1,185	1,078
3.625%, 03/17/16	2,275	2,071
Bank of Montreal
2.850%, 06/09/15 (C)	445	470
Bank of Nova Scotia
2.150%, 08/03/16 (C)	440	447
1.450%, 07/26/13 (C)	2,630	2,656
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (C)	450	478
Barclays Bank
6.050%, 12/04/17 (C)	1,230	1,129
5.125%, 01/08/20	1,310	1,284
5.000%, 09/22/16	170	170
Barnett Capital III
0.879%, 02/01/27 (B)	425	266
BBVA US Senior SAU
3.250%, 05/16/14	1,610	1,509
Bear Stearns
6.400%, 10/02/17	70	80
5.350%, 02/01/12 (D)	3,280	3,330
4.650%, 07/02/18	995	1,044
Berkshire Hathaway
3.750%, 08/15/21	3,560	3,610
3.200%, 02/11/15	950	999
Berkshire Hathaway Finance
5.400%, 05/15/18	830	948
Boeing Capital
4.700%, 10/27/19	490	556
2.900%, 08/15/18	425	439
Caisse Centrale Desjardinsdu Quebec
2.550%, 03/24/16 (C)	555	576
Canadian Imperial Bank of Commerce
2.600%, 07/02/15 (C)	655	682
Capital One Financial
4.750%, 07/15/21	1,060	1,061
CDP Financial
3.000%, 11/25/14 (C)	2,450	2,561
Chase Capital VI
0.879%, 08/01/28 (B)	2,500	1,976
Citigroup
6.875%, 03/05/38	3,235	3,512
6.125%, 05/15/18	3,970	4,258

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.000%, 12/13/13	$2,250	$2,363
5.375%, 08/09/20	780	808
5.000%, 09/15/14	3,245	3,183
3.953%, 06/15/16 (D)	1,028	1,026
0.607%, 06/09/16 (B)	3,650	3,039
Citigroup Capital III
7.625%, 12/01/36	1,500	1,517
Citigroup Funding
1.875%, 10/22/12	1,855	1,884
CNA Financial
6.500%, 08/15/16	330	355
5.750%, 08/15/21	535	540
Commonwealth Bank of Australia MTN
5.000%, 10/15/19 (C)	450	467
3.750%, 10/15/14 (C)	1,060	1,101
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000%, 12/31/49 (B) (C)	1,810	2,177
5.250%, 05/24/41	993	1,088
Countrywide Financial
6.250%, 05/15/16	1,080	953
Credit Agricole
8.375%, 12/31/49 (B) (C) (D)	2,460	1,937
2.625%, 01/21/14 (C)	730	697
Credit Suisse NY
6.000%, 02/15/18	3,253	3,301
Credit Suisse NY MTN
4.375%, 08/05/20	650	629
Deutsche Bank MTN
4.875%, 05/20/13	1,830	1,891
Deutsche Bank Capital Funding Trust VII
5.628%, 01/19/49 (B) (C)	2,760	1,849
Dexia Credit Local
2.750%, 04/29/14 (C)	4,090	4,028
DnB Boligkreditt
2.100%, 10/14/15 (C)	2,820	2,854
Farmer Mac Guaranteed Notes Trust 2007-1
5.125%, 04/19/17 (C)	3,540	4,134
Farmers Exchange Capital
7.050%, 07/15/28 (C)	1,434	1,537
Farmers Insurance Exchange
8.625%, 05/01/24 (C)	3,017	3,701
FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/13 (A) (C)	470	459
First Industrial L.P. MTN
7.500%, 12/01/17	970	934
Fleet Capital Trust II
7.920%, 12/11/26	1,050	945
Ford Motor Credit
8.125%, 01/15/20 (D)	1,440	1,634

SEI Institutional Managed Trust / Annual Report / September 30, 2011	79

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.875%, 08/02/21 (D)	$920	$915
General Electric Capital MTN
6.875%, 01/10/39	295	339
6.375%, 11/15/19 (B)	5,870	5,518
6.150%, 08/07/37	600	641
5.900%, 05/13/14	1,400	1,530
5.875%, 01/14/38	1,645	1,686
5.625%, 05/01/18	5,135	5,621
5.450%, 01/15/13	20	21
5.300%, 02/11/21	150	156
4.625%, 01/07/21	1,474	1,530
4.375%, 09/16/20	2,460	2,503
0.648%, 05/05/26 (B)	3,500	2,803
0.428%, 03/20/14 (B)	1,900	1,860
Glitnir Banki HF
7.451%, 09/14/16 (C) (E)	400	—
6.693%, 06/15/16 (C) (E)	3,960	—
6.375%, 09/25/12 (C) (E)	2,330	606
6.330%, 07/28/11 (C) (E)	1,980	515
Goldman Sachs Capital II
5.793%, 12/29/49 (B)	200	124
Goldman Sachs Group MTN
6.600%, 01/15/12	180	183
6.250%, 02/01/41	2,300	2,237
6.150%, 04/01/18	3,780	3,917
6.000%, 06/15/20	705	725
5.950%, 01/18/18	3,310	3,408
5.450%, 11/01/12	2,540	2,618
5.375%, 03/15/20	3,090	3,069
5.350%, 01/15/16	660	683
5.300%, 02/14/12	80	81
5.250%, 10/15/13	390	405
5.250%, 07/27/21	845	834
4.750%, 07/15/13	40	41
3.625%, 08/01/12	270	274
3.625%, 02/07/16	2,700	2,629
0.653%, 07/22/15 (B)	500	446
Hartford Financial Services Group
5.500%, 03/30/20	445	434
HBOS Capital Funding
6.071%, 06/30/49 (B) (C)	1,330	798
HBOS PLC MTN
6.750%, 05/21/18 (C)	2,100	1,790
HCP MTN‡
6.750%, 02/01/41 (D)	310	332
6.300%, 09/15/16	1,075	1,150
6.000%, 01/30/17	4,000	4,212
5.650%, 12/15/13	964	1,013
Health Care REIT‡
6.500%, 03/15/41	1,325	1,257
5.250%, 01/15/22	900	853
4.950%, 01/15/21	2,500	2,401
Highwoods Properties‡
7.500%, 04/15/18	1,142	1,325

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Bank
4.750%, 01/19/21 (C)	$1,760	$1,822
HSBC Finance
6.676%, 01/15/21 (C)	60	59
HSBC Holdings
5.100%, 04/05/21	805	829
HSBC Holdings PLC
6.800%, 06/01/38	910	910
ICICI Bank
6.375%, 04/30/22 (B) (C)	1,260	1,046
ILFC E-Capital Trust II
6.250%, 12/21/65 (B) (C)	400	296
ING Capital Funding Trust III
3.969%, 12/29/49 (B)	40	30
International Lease Finance
7.125%, 09/01/18 (C)	1,080	1,084
6.500%, 09/01/14 (C)	2,530	2,530
Intesa Sanpaolo SPA
3.625%, 08/12/15 (C) (D)	710	622
Itau Unibanco Holding MTN
6.200%, 04/15/20 (C)	290	293
Jefferies Group
5.125%, 04/13/18	500	468
JPMorgan Chase
6.000%, 01/15/18	135	150
5.750%, 01/02/13	1,710	1,792
5.600%, 07/15/41	720	752
4.750%, 05/01/13	510	536
4.400%, 07/22/20	210	212
4.350%, 08/15/21	215	217
4.250%, 10/15/20	1,260	1,263
3.450%, 03/01/16	2,785	2,796
JPMorgan Chase Bank
6.000%, 07/05/17	2,250	2,425
6.000%, 10/01/17	250	263
0.668%, 06/13/16 (B)	1,300	1,193
JPMorgan Chase Capital XIII
1.196%, 09/30/34 (B)	1,000	776
JPMorgan Chase Capital XXIII
1.286%, 05/15/47 (B)	1,900	1,276
JPMorgan Chase Capital XXV
6.800%, 10/01/37	612	616
Kaupthing Bank MTN
7.625%, 02/28/15 (C) (E)	8,810	2,158
7.125%, 05/19/16 (C) (E)	1,350	—
5.750%, 10/04/11 (C) (E)	960	235
Kilroy Realty‡
6.625%, 06/01/20	360	391
5.000%, 11/03/15	265	275
4.800%, 07/15/18	715	690
Korea Development Bank
3.250%, 03/09/16 (D)	882	850
Landsbanki Islands
6.100%, 08/25/11 (C) (E)	5,570	390

80	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lazard Group
7.125%, 05/15/15	$967	$1,068
6.850%, 06/15/17	1,332	1,467
Lehman Brothers Holdings MTN
6.750%, 12/28/17 (E)	4,320	2
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, 11/29/49 (E)	4,280	—
Lloyds TSB Bank
6.375%, 01/21/21	1,270	1,252
5.800%, 01/13/20 (C)	240	228
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (C)	1,125	1,694
MBNA Capital A
8.278%, 12/01/26	1,450	1,348
Merrill Lynch MTN
8.950%, 05/18/17 (B)	1,790	1,979
8.680%, 05/02/17 (B)	3,160	3,465
7.430%, 09/01/22	3	3
6.050%, 05/16/16	350	315
5.700%, 05/02/17	1,300	1,160
5.450%, 02/05/13	2,080	2,061
MetLife
6.750%, 06/01/16	1,060	1,219
6.400%, 12/15/36	450	399
5.700%, 06/15/35	295	315
4.750%, 02/08/21	540	562
MetLife Capital Trust IV
7.875%, 12/15/37 (C)	800	788
MetLife Capital Trust X
9.250%, 04/08/38 (C)	1,800	2,025
Metropolitan Life Global Funding I MTN (C)
5.125%, 04/10/13	1,260	1,322
5.125%, 06/10/14	1,600	1,728
2.500%, 09/29/15	1,090	1,098
Morgan Stanley MTN
7.300%, 05/13/19	2,345	2,417
6.625%, 04/01/18	1,640	1,627
6.000%, 05/13/14	5,710	5,782
6.000%, 04/28/15	630	627
5.950%, 12/28/17	100	97
5.625%, 09/23/19	160	150
0.700%, 10/18/16 (B)	5,815	4,527
MUFG Capital Finance 1
6.346%, 07/25/49 (B)	870	879
National Australia Bank
5.350%, 06/12/13 (C)	2,500	2,642
National Bank of Canada
1.650%, 01/30/14 (C)	1,380	1,402
Nationwide Mutual Insurance
5.810%, 12/15/24 (B) (C)	1,975	1,939
NB Capital Trust IV
8.250%, 04/15/27	1,055	978

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York Life Global Funding
3.000%, 05/04/15 (C)	$1,840	$1,913
New York Life Insurance
6.750%, 11/15/39 (C)	415	513
Nordea Bank (C)
4.875%, 01/14/21	180	187
4.875%, 05/13/21	1,765	1,508
3.700%, 11/13/14	1,010	1,028
Nordea Eiendomskreditt
1.875%, 04/07/14 (C)	1,865	1,889
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (C)	755	889
PNC Funding
2.700%, 09/19/16	885	885
Power Receivables Financial
6.290%, 01/01/12	220	220
Pricoa Global Funding I
5.450%, 06/11/14 (C)	3,400	3,703
Prime Property Fund‡
5.500%, 01/15/14 (C)	1,850	1,863
Protective Life
8.450%, 10/15/39	285	329
Prudential Financial MTN
5.625%, 05/12/41	200	190
Prudential Holdings
8.695%, 12/18/23 (C)	1,300	1,640
Residential Capital
9.625%, 05/15/15	15	12
Royal Bank of Scotland Group
7.648%, 08/31/49 (B)	160	104
7.640%, 09/29/17	900	432
6.400%, 10/21/19	1,190	1,138
5.000%, 11/12/13	250	237
5.000%, 10/01/14	990	922
3.950%, 09/21/15	10	10
Santander US Debt Unipersonal
3.781%, 10/07/15 (C)	100	89
3.724%, 01/20/15 (C) (D)	1,600	1,484
Simon Property Group L.P.‡
5.750%, 12/01/15	910	1,004
SL Green Realty‡
5.000%, 08/15/18	180	174
SLM MTN
5.625%, 08/01/33 (D)	595	474
5.050%, 11/14/14	690	666
5.000%, 04/15/15	120	112
Sparebank 1 Boligkreditt
1.250%, 10/25/13 (C)	745	748
Stadshypotek
1.450%, 09/30/13 (C)	1,245	1,252
Standard Chartered
3.200%, 05/12/16 (C)	1,245	1,234
State Street
4.956%, 03/15/18	1,260	1,333

SEI Institutional Managed Trust / Annual Report / September 30, 2011	81

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sumitomo Mitsui Banking
3.150%, 07/22/15 (C) (D)	$1,360	$1,402
3.100%, 01/14/16 (C)	200	206
SunTrust Preferred Capital I
5.853%, 12/15/11 (B)	259	196
Svensk Exportkredit
3.250%, 09/16/14	1,484	1,576
1.750%, 10/20/15	1,820	1,846
Swedbank Hypotek
2.950%, 03/28/16 (C)	800	835
2.125%, 08/31/16 (C)	555	557
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (C)	1,300	1,593
TNK-BP Finance
7.500%, 07/18/16 (C)	230	239
Toronto-Dominion Bank
1.625%, 09/14/16 (C)	2,710	2,701
Toyota Motor Credit MTN
3.400%, 09/15/21	1,180	1,190
Travelers
3.900%, 11/01/20	475	487
UBS MTN
4.875%, 08/04/20	320	308
3.875%, 01/15/15	820	817
2.250%, 01/28/14	1,050	1,023
UDR MTN
5.000%, 01/15/12‡	2,000	2,014
US Bancorp MTN
2.450%, 07/27/15	350	359
Wachovia
5.250%, 08/01/14	2,570	2,696
Wachovia Capital Trust III
5.570%, 05/31/16 (B)	2,850	2,337
WEA Finance
7.125%, 04/15/18 (C)	3,000	3,427
6.750%, 09/02/19 (C)	1,230	1,367
4.625%, 05/10/21 (C)	505	482
Wells Fargo
4.600%, 04/01/21	160	171
3.676%, 06/15/16 (D)	680	708
Wells Fargo Bank
4.750%, 02/09/15	2,095	2,183
Wells Fargo Capital X
5.950%, 12/15/36	760	741
Westpac Banking
4.875%, 11/19/19	105	110
3.000%, 12/09/15	1,055	1,072
Woodbourne Capital Trust II
1.360%, 04/08/49 (B) (C)	375	127
Woodbourne Capital Trust III
1.360%, 04/08/49 (B) (C)	500	170
Woodbourne Capital Trust IV
1.360%, 04/08/49 (B) (C)	275	93

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WR Berkley
5.375%, 09/15/20	$405	$416
XL Group
5.750%, 10/01/21	300	299

		327,998

Health Care — 1.1%
Amgen
5.650%, 06/15/42	1,060	1,282
Boston Scientific
6.400%, 06/15/16	675	754
Coventry Health Care
5.950%, 03/15/17	1,092	1,224
5.450%, 06/15/21	255	275
Giant Funding
8.250%, 02/01/18 (C)	190	190
Gilead Sciences
4.500%, 04/01/21	925	997
GlaxoSmithKline Capital
5.650%, 05/15/18	810	979
HCA
7.500%, 11/15/95	3,800	2,850
Humana
7.200%, 06/15/18	1,150	1,362
Life Technologies
5.000%, 01/15/21	910	942
Medtronic
4.450%, 03/15/20	730	827
Roche Holdings
7.000%, 03/01/39 (C)	430	615
6.000%, 03/01/19 (C)	1,410	1,723
Sanofi-Aventis
2.625%, 03/29/16	880	911
Stryker
2.000%, 09/30/16	445	447
Tenet Healthcare
8.875%, 07/01/19	900	952
Thermo Fisher Scientific
3.600%, 08/15/21	350	363
3.200%, 03/01/16	435	457
UnitedHealth Group
6.875%, 02/15/38	100	131
6.000%, 06/15/17	51	58
5.800%, 03/15/36	280	324
5.700%, 10/15/40	510	582
3.875%, 10/15/20	530	560
WellPoint
6.800%, 08/01/12	1,000	1,049
5.875%, 06/15/17	2,190	2,505
Wyeth
5.950%, 04/01/37	1,100	1,401

		23,760

82	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 1.1%
Allied Waste North America
6.875%, 06/01/17	$260	$278
Boeing
4.875%, 02/15/20	1,380	1,575
Burlington Northern Santa Fe
5.750%, 05/01/40	287	338
Caterpillar
5.200%, 05/27/41	785	918
3.900%, 05/27/21	550	593
Cedar Brakes I LLC
8.500%, 02/15/14 (C)	722	746
Complete Production Services
8.000%, 12/15/16	1,005	1,005
Continental Airlines Pass-Through Trust, Ser 1999-2
7.256%, 03/15/20	2,749	2,804
Continental Airlines Pass-Through Trust, Ser 2007-1
5.983%, 04/19/22 (D)	1,610	1,618
Continental Airlines, Ser 2009-1
9.000%, 07/08/16	2,736	2,955
Delta Air Lines Pass-Through Trust, Ser 2007-1
6.821%, 08/10/22	1,437	1,448
Hutchison Whampoa International
5.750%, 09/11/19 (C)	895	961
JetBlue Airways, Ser 2004-2
0.661%, 08/15/16 (B)	2,807	2,484
Kansas City Southern de Mexico
12.500%, 04/01/16	522	599
Lockheed Martin
3.350%, 09/15/21	1,035	1,025
Northrop Grumman
1.850%, 11/15/15	1,140	1,133
Raytheon
3.125%, 10/15/20	430	428
United Air Lines
9.750%, 01/15/17	213	234
United Parcel Service
4.500%, 01/15/13	980	1,029
Verisk Analytics
5.800%, 05/01/21	495	556
Waste Management
7.375%, 05/15/29	330	419
2.600%, 09/01/16	290	291

		23,437

Information Technology — 0.4%
Adobe Systems
4.750%, 02/01/20	587	617
Cisco Systems
5.500%, 01/15/40	270	311

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fiserv
3.125%, 06/15/16	$505	$511
Freescale Semiconductor
10.125%, 12/15/16	60	61
Hewlett-Packard
6.000%, 09/15/41	900	949
3.000%, 09/15/16	359	362
Intel
3.300%, 10/01/21	2,525	2,579
International Business Machines
1.950%, 07/22/16	835	842
Microsoft
5.300%, 02/08/41	1,435	1,767
National Semiconductor
6.600%, 06/15/17	170	203

		8,202

Materials — 0.6%
ArcelorMittal
5.500%, 03/01/21 (D)	371	332
Barrick North America Finance
4.400%, 05/30/21	1,230	1,261
Braskem America Finance
7.125%, 07/22/41 (C)	560	511
CF Industries
7.125%, 05/01/20	70	80
CodelCo
4.750%, 10/15/14 (C)	470	500
Dow Chemical
8.550%, 05/15/19	1,033	1,324
FMG Resources
6.375%, 02/01/16 (C)	120	108
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	1,390	1,491
Novelis
8.750%, 12/15/20	460	451
Potash Corp of Saskatchewan
4.875%, 03/30/20	280	314
PPG Industries
6.650%, 03/15/18	435	535
5.750%, 03/15/13	435	463
Rio Tinto Finance USA
6.500%, 07/15/18	2,990	3,587
3.750%, 09/20/21	490	488
Steel Dynamics
6.750%, 04/01/15	810	796
Teck Resources
10.250%, 05/15/16	52	61
6.250%, 07/15/41	646	678
Vale Overseas
6.875%, 11/21/36	1,510	1,629

		14,609

SEI Institutional Managed Trust / Annual Report / September 30, 2011	83

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 1.3%
America Movil
6.125%, 03/30/40	$595	$619
5.625%, 11/15/17	440	489
5.000%, 03/30/20	750	792
2.375%, 09/08/16	835	807
American Tower
5.050%, 09/01/20	259	259
4.500%, 01/15/18	920	921
AT&T
6.500%, 09/01/37	1,380	1,612
6.450%, 06/15/34	625	719
6.400%, 05/15/38	290	337
5.550%, 08/15/41	1,370	1,475
5.500%, 02/01/18	710	820
5.100%, 09/15/14	1,530	1,680
3.875%, 08/15/21	40	41
AT&T Mobility LLC
6.500%, 12/15/11	1,455	1,471
BellSouth
4.750%, 11/15/12	170	177
British Telecommunications PLC
9.875%, 12/15/30	50	72
Cellco Partnership
8.500%, 11/15/18	520	693
7.375%, 11/15/13	275	308
CenturyLink
7.600%, 09/15/39	493	443
Deutsche Telekom International Finance
5.750%, 03/23/16	1,380	1,520
France Telecom
2.750%, 09/14/16	1,005	997
Frontier Communications
9.000%, 08/15/31	210	179
8.250%, 04/15/17	870	844
Intelsat Jackson Holdings
9.500%, 06/15/16	180	182
8.500%, 11/01/19	250	244
New Cingular Wireless Services
8.125%, 05/01/12	1,595	1,659
Rogers Communications
6.800%, 08/15/18	450	547
6.750%, 03/15/15	1,015	1,187
Sprint Capital
8.750%, 03/15/32	1,010	877
Telefonica Emisiones SAU
6.221%, 07/03/17	110	111
5.877%, 07/15/19	130	128
5.462%, 02/16/21	70	66
5.134%, 04/27/20	790	736
Telefonica Moviles Chile
2.875%, 11/09/15 (C)	505	483

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telemar Norte Leste SA
5.500%, 10/23/20 (C)	$820	$779
Verizon Communications
6.100%, 04/15/18	465	554
6.000%, 04/01/41 (D)	680	827
5.500%, 02/15/18	1,920	2,226
Verizon Global Funding
7.750%, 12/01/30	1,060	1,457
Verizon New York
6.875%, 04/01/12	660	679

		30,017

Utilities — 2.2%
AEP Texas Central Transition Funding
5.090%, 07/01/15	3,600	3,990
Ameren
8.875%, 05/15/14	690	781
Aquila
11.875%, 07/01/12	2,535	2,726
Calpine
7.500%, 02/15/21 (C)	860	822
Carolina Power & Light
3.000%, 09/15/21	760	765
Cedar Brakes II LLC
9.875%, 09/01/13 (C)	920	945
Cleveland Electric Illuminating
8.875%, 11/15/18	685	926
CMS Energy
5.050%, 02/15/18	680	672
2.750%, 05/15/14	415	406
Dominion Resources
8.875%, 01/15/19	1,510	2,013
4.900%, 08/01/41	230	238
1.950%, 08/15/16	265	264
Duke Energy
6.300%, 02/01/14	140	155
Duke Energy Carolinas
5.625%, 11/30/12	1,470	1,542
EDF
4.600%, 01/27/20 (C)	145	152
Enel Finance International
6.000%, 10/07/39 (C)	895	754
Energy Future Holdings
10.000%, 12/01/20	686	669
Exelon
5.625%, 06/15/35	1,060	1,106
Exelon Generation
6.250%, 10/01/39	45	52
5.200%, 10/01/19	40	43
FirstEnergy, Ser B
6.450%, 11/15/11	23	23
FirstEnergy, Ser C
7.375%, 11/15/31 (D)	1,735	2,140

84	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Great Plains Energy
4.850%, 06/01/21	$143	$151
Hydro Quebec
2.000%, 06/30/16	1,275	1,301
KCP&L Greater Missouri Operations
8.270%, 11/15/21	2,700	3,387
Korea Hydro & Nuclear Power
3.125%, 09/16/15 (C) (D)	720	704
LG&E and KU Energy
4.375%, 10/01/21 (C)	745	745
Midamerican Energy Holdings
6.500%, 09/15/37	1,445	1,807
6.125%, 04/01/36	330	395
National Grid
6.300%, 08/01/16	355	408
Nisource Finance
6.800%, 01/15/19	2,261	2,637
Oncor Electric Delivery
6.800%, 09/01/18	1,075	1,307
Pacific Gas & Electric
8.250%, 10/15/18	210	280
5.800%, 03/01/37	800	930
Panhandle Eastern Pipeline
8.125%, 06/01/19	2,500	3,169
PPL Electric Utilities
3.000%, 09/15/21	490	489
PPL WEM Holdings
3.900%, 05/01/16 (C)	600	629
Progress Energy
6.850%, 04/15/12	526	543
PSEG Power
2.750%, 09/15/16	320	319
Public Service of Colorado
4.750%, 08/15/41	115	128
Public Service of New Mexico
7.950%, 05/15/18	1,805	2,071
Puget Energy
6.000%, 09/01/21	700	694
PVNGS II Funding
8.000%, 12/30/15	1,733	1,905
Sempra Energy
2.000%, 03/15/14	1,135	1,147
Texas-New Mexico Power
9.500%, 04/01/19 (C)	1,380	1,812

		48,142

Total Corporate Obligations (Cost $608,446) ($ Thousands)		609,228

U.S. TREASURY OBLIGATIONS — 11.4%
U.S. Treasury Bills
0.000%, 11/10/11 (A) (H)	10	10
U.S. Treasury Bonds
8.000%, 11/15/21 (D)	7,743	12,094

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.625%, 02/15/25	$3,895	$6,273
5.000%, 05/15/37	10,460	14,562
4.750%, 02/15/41	605	827
4.500%, 02/15/36 (D)	3,918	5,073
4.375%, 11/15/39 to 05/15/41 (D)	28,026	36,186
4.250%, 11/15/40 (D)	2,217	2,804
3.875%, 08/15/40 (H)	24,080	28,610
3.750%, 08/15/41	11,197	13,036
3.543%, 02/15/41 (A)	6,560	2,653
U.S. Treasury Inflation Protected Security
3.875%, 04/15/29	522	786
3.625%, 04/15/28	2,105	3,028
3.000%, 07/15/12	7,388	7,596
2.500%, 01/15/29	1,863	2,391
2.375%, 01/15/25 to 01/15/27 (I)	1,181	1,463
2.125%, 02/15/41 (D)	5,380	6,871
2.000%, 01/15/26	91	108
1.750%, 01/15/28	54	63
U.S. Treasury Notes
4.250%, 11/15/17	5,705	6,728
3.125%, 05/15/21	5,003	5,553
2.125%, 08/15/21 (D)	13,211	13,444
1.875%, 02/28/14	2,100	2,176
1.875%, 09/30/17	4,335	4,501
1.500%, 07/31/16 to 08/31/18 (D)	18,660	19,128
1.375%, 09/30/18	1,496	1,489
1.000%, 08/31/16 to 09/30/16 (D)	40,808	40,891
0.625%, 07/15/14	7,287	7,331
0.500%, 05/31/13	100	100
0.375%, 06/30/13 (D)	1,739	1,743
0.375%, 07/31/13	1,462	1,465
0.250%, 09/15/14	2,183	2,172

Total U.S. Treasury Obligations (Cost $225,550) ($ Thousands)		251,155

ASSET-BACKED SECURITIES — 7.2%

Automotive — 0.2%
Ally Auto Receivables Trust, Ser 2011-4, Cl A4
1.140%, 06/15/16	675	673
Avis Budget Rental Car Funding AESOP, Ser 2010- 3A, Cl A
4.640%, 05/20/16 (C)	600	643
Avis Budget Rental Car Funding AESOP, Ser 2010- 5A, Cl A
3.150%, 03/20/17 (C)	140	144
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	102	104

SEI Institutional Managed Trust / Annual Report / September 30, 2011	85

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hertz Vehicle Financing, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (C)	$1,100	$1,191
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A4
1.300%, 02/15/18	601	601
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/16 (C)	492	503
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	871	888

		4,747

Credit Cards — 0.7%
Capital One Multi-Asset Execution Trust, Ser 2004-A4, Cl A4
0.449%, 03/15/17 (B)	316	316
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.309%, 09/15/15 (B)	602	601
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.289%, 01/15/16 (B)	127	127
Chase Issuance Trust, Ser 2005-A6, Cl A6
0.299%, 07/15/14 (B)	450	450
Chase Issuance Trust, Ser 2005-A11, Cl A
0.299%, 12/15/14 (B)	1,395	1,395
Citibank Credit Card Issuance Trust, Ser 2005- A2, Cl A2
4.850%, 03/10/17	200	226
Citibank Omni Master Trust, Ser 2009-A8, Cl A8
2.329%, 05/16/16 (B) (C)	2,109	2,127
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.979%, 08/15/18 (B) (C)	3,888	4,068
DBRR Trust, Ser 2011-LC2
4.537%, 04/12/21	1,320	1,379
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.529%, 12/15/14 (B)	583	588
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	739	756
MBNA Master Credit Card Trust, Ser 1997-B, Cl A
0.389%, 08/15/14 (B)	2,697	2,697
World Financial Network Credit Card Master Trust, Ser 2009-A, Cl A
4.600%, 09/15/15	1,206	1,211

		15,941

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mortgage Related Securities — 1.1%
ABS Home Equity Loan Trust, Ser 2001-HE3, Cl A1
0.769%, 11/25/31 (B)	$337	$273
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.505%, 04/25/28 (B)	50	38
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.475%, 03/25/30 (B)	3,059	976
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.280%, 08/25/30	2,635	2,557
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.335%, 03/25/37 (B)	1,202	1,157
Centex Home Equity, Ser 2006-A, Cl AV4
0.485%, 06/25/36 (B)	4,917	2,617
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.275%, 12/25/36 (B)	94	91
Conseco Finance, Ser 2001-D, Cl A5
6.690%, 11/15/32 (B)	764	771
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	1	1
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	6	5
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.705%, 05/25/39 (B) (C)	1,208	993
HSBC Home Equity Loan Trust, Ser 2005-3, Cl A1
0.491%, 01/20/35 (B)	2,536	2,336
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.390%, 01/20/36 (B)	3,362	3,132
HSBC Home Equity Loan Trust, Ser 2006-3, Cl A2V
0.361%, 03/20/36 (B)	530	528
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.275%, 01/25/37 (B)	43	42
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.285%, 12/25/36 (B)	14	14
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.835%, 01/25/32 (B)	270	235

86	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Option One Mortgage Loan Trust, Ser 2007-1, Cl 2A3
0.375%, 01/25/37 (B)	$9,500	$3,029
Option One Mortgage Loan Trust, Ser 2007-6, Cl 2A4
0.485%, 07/25/37 (B)	4,574	1,460
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.790%, 02/25/25	857	844
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.395%, 01/25/37 (B)	6,450	2,309
Terwin Mortgage Trust, Ser 2005-9HGS, Cl A1
4.000%, 08/25/35 (B) (C)	159	155
Truman Capital Mortgage Loan Trust, Ser 2006-1, Cl A
0.495%, 03/25/36 (B) (C)	360	249

		23,812

Other Asset-Backed Securities — 5.2%
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.486%, 06/14/37 (B) (C)	2,526	2,248
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	1,330	1,351
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/16	515	519
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	750	749
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.529%, 11/14/33 (B) (C)	3,089	2,726
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.457%, 02/25/35 (B)	2,200	2,097
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.247%, 10/27/36 (B)	1,000	910
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.635%, 09/25/35 (B)	3,528	3,233
CIT Education Loan Trust, Ser 2007-1, Cl A
0.448%, 03/25/42 (B) (C)	2,215	2,028
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/37	1,970	1,310
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (B)	624	603

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.835%, 06/25/33 (B)	$38	$33
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.695%, 10/25/35 (B)	3,426	3,289
Countrywide Asset-Backed Certificates, Ser 2007-5, Cl 2A1
0.335%, 09/25/47 (B)	945	925
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.035%, 10/25/47 (B)	4,808	3,488
Countrywide Home Equity Loan Trust, Ser 2002-E, Cl A
0.489%, 10/15/28 (B)	55	53
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl A2
0.529%, 02/15/34 (B)	838	500
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.469%, 12/15/35 (B)	1,551	749
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.336%, 11/15/36 (B)	206	156
Countrywide Home Equity Loan Trust, Ser 2007-GW, Cl A
0.779%, 11/15/28 (B)	167	133
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	433	441
Educational Funding of the South, Ser 2011-1, Cl A2
0.903%, 04/25/35 (B)	2,100	1,944
First Horizon ABS Trust, Ser 2004-HE2, Cl A
0.455%, 02/25/34 (B)	855	579
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16	765	779
GE Seaco Finance, Ser 2005-1A, Cl A
0.480%, 11/17/20 (B) (C)	3,281	3,093
Genesis Funding, Ser 2006- 1A, Cl G1
0.470%, 12/19/32 (B) (C)	2,937	2,592
Goal Capital Funding Trust, Ser 2006-1, Cl A3
0.432%, 11/25/26 (B)	2,150	2,027
Green Tree Financial, Ser 1993-4, Cl A5
7.050%, 01/15/19	1,337	1,351
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	432	441

SEI Institutional Managed Trust / Annual Report / September 30, 2011	87

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/38 (B) (C)	$2,500	$2,797
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/38 (B) (C)	1,064	1,136
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
3.104%, 03/18/29 (B)	675	540
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.713%, 06/19/29 (B)	350	280
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/29	1,300	1,213
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.686%, 02/20/30 (B)	375	300
Greenpoint Manufactured Housing, Ser 2000-6
2.187%, 11/22/31	500	414
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.706%, 02/20/32 (B)	575	376
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.187%, 03/13/32 (B)	700	445
GSAMP Trust, Ser 2003-SEA, Cl A1
0.635%, 02/25/33 (B)	2,436	1,742
GSAMP Trust, Ser 2006-SEA1, Cl A
0.535%, 05/25/36 (B) (C)	480	390
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.815%, 11/25/35 (B)	3,552	2,730
Illinois Student Assistance Commission, Ser 2010-1, Cl A3
1.153%, 07/25/45 (B)	3,100	2,975
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/18	1,828	1,908
Lehman XS Trust, Ser 2005- 5N, Cl 1A1
0.535%, 11/25/35 (B)	1,476	1,080
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.565%, 05/25/46 (B)	5,081	1,082
Master Specialized Loan Trust, Ser 2007-2, Cl A
0.585%, 05/25/37 (B) (C)	6,984	2,178
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	3,109	3,133
Morgan Stanley Dean Witter Capital Heloc Trust, Ser 2005-1, Cl A
0.425%, 07/25/17 (B)	400	333

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.455%, 03/23/37 (B)	$535	$485
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.393%, 11/23/22 (B)	914	892
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.333%, 10/26/26 (B)	1,157	1,147
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.382%, 05/27/25 (B)	1,592	1,456
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.962%, 11/25/24 (B)	1,854	1,914
Origen Manufactured Housing, Ser 2006-A, Cl A2
3.708%, 10/15/37 (B)	3,050	1,921
Origen Manufactured Housing, Ser 2007-A, Cl A2
3.708%, 04/15/37 (B)	5,900	3,599
Park Place Securities, Ser 2004-WCW1, Cl M2
0.915%, 09/25/34 (B)	3,747	3,331
PG&E Energy Recovery Funding, Ser 2005-1, Cl A4
4.370%, 06/25/14	224	227
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.330%, 12/25/33 (B)	188	128
Residential Asset Mortgage Products, Ser 2003-RS2, Cl AII
0.915%, 03/25/33 (B)	48	32
RSB Bondco, Ser 2007-A, Cl A3
5.820%, 06/28/19	775	927
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.686%, 05/15/28 (B)	1,428	1,372
SLM Student Loan Trust, Ser 2003-4, Cl A5A
1.097%, 03/15/33 (B) (C)	167	162
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.637%, 12/15/25 (B) (C)	850	799
SLM Student Loan Trust, Ser 2003-14, Cl A5
0.483%, 01/25/23 (B)	2,128	2,094
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.423%, 07/25/23 (B)	594	575
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.363%, 07/27/26 (B)	1,621	1,572

88	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2006-4, Cl A5
0.353%, 10/25/25 (B)	$315	$307
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.363%, 01/25/27 (B)	1,540	1,454
SLM Student Loan Trust, Ser 2006-5, Cl A6B
0.373%, 10/25/40 (B)	1,980	1,681
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.313%, 01/25/22 (B)	431	428
SLM Student Loan Trust, Ser 2008-4, Cl A2
1.303%, 07/25/16 (B)	766	775
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.803%, 10/25/17 (B)	347	347
SLM Student Loan Trust, Ser 2008-9, Cl A
1.753%, 04/25/23 (B)	1,107	1,138
Small Business Administration, Ser 2003-P10A, Cl 1
4.524%, 02/10/13	395	409
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.443%, 10/28/28 (B)	816	813
South Carolina Student Loan, Ser 2005, Cl A2
0.446%, 12/01/20 (B)	1,850	1,745
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.325%, 03/25/37 (B)	1,629	1,575
Structured Asset Securities, Ser 2008-BC4, Cl A3
0.485%, 11/25/37 (B)	2,597	2,428
TAL Advantage, Ser 2006-1A
0.421%, 04/20/21 (B) (C)	710	646
TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/25 (C)	1,431	1,357
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/26 (C)	233	233
Textainer Marine Containers, Ser 2005-1A, Cl A
0.480%, 05/15/20 (B) (C)	1,659	1,543
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (C)	1,658	1,667
Trinity Rail Leasing, Ser 2006-1A, Cl A1
5.900%, 05/14/36 (C)	1,225	1,331
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (C)	2,157	2,168

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Triton Container Finance, Ser 2006-1A, Cl N
0.400%, 11/26/21 (B) (C)	$2,273	$2,072
Triton Container Finance, Ser 2007-1A, Cl N
0.370%, 02/26/19 (B) (C)	1,324	1,231

		113,380

Total Asset-Backed Securities (Cost $173,589) ($ Thousands)		157,880

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FHLB
5.500%, 07/15/36	1,580	2,039
0.321%, 02/10/12 (A)	4,560	4,555
FICO STRIPS
9.800%, 04/06/18	850	1,263
9.700%, 04/05/19	1,050	1,608
8.600%, 09/26/19	2,490	3,688
2.648%, 12/27/15 (A)	1,745	1,658
1.868%, 02/08/13 (A)	2,225	2,206
3.448%, 02/08/18 to 09/26/19 (A)	11,780	10,402
FNMA
7.918%, 10/09/19 (A)	1,520	1,156
6.250%, 05/15/29	2,110	2,992
5.250%, 08/01/12	1,860	1,937
Resolution Funding STRIPS
3.315%, 01/15/16 (A)	2,730	2,601
Tennessee Valley Authority
5.250%, 09/15/39	880	1,127
4.625%, 09/15/60	1,370	1,659
3.875%, 02/15/21	1,510	1,700

Total U.S. Government Agency Obligations (Cost $35,880) ($ Thousands)		40,591

MUNICIPAL BONDS — 1.3%
Birmingham Commercial Development Authority, Ser A, RB Callable 10/01/20 @ 100
5.500%, 04/01/41	70	75
Brazos Higher Education Authority, Ser 2006-2, RB
1.726%, 06/25/42 (B)	1,250	1,050
City of Chicago, O’Hare International Airport Revenue, Ser A, RB Callable 01/01/21 @ 100
5.625%, 01/01/35	90	99
City of Chicago, O’Hare International Airport Revenue, Ser C, RB Callable 01/01/21 @ 100
5.500%, 01/01/31	190	208

SEI Institutional Managed Trust / Annual Report / September 30, 2011	89

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

County of Clark Nevada, Ser A, RB, AGM Callable 01/01/20 @ 100
5.250%, 07/01/39	$110	$114
County of Clark Nevada, Ser C, RB
6.820%, 07/01/45	595	737
Florida Educational Loan Marketing, Sub-Ser B, AMT, RB Callable 11/08/11 @ 100
0.555%, 12/01/36 (B)	2,400	1,998
Los Angeles Community College District, GO
6.750%, 08/01/49	570	764
Los Angeles Department of Airports, Ser A, RB Callable 05/15/19 @ 100
5.250%, 05/15/39	120	130
Los Angeles Department of Airports, Ser A, RB Callable 05/15/20 @ 100
5.000%, 05/15/35	150	159
Los Angeles Department of Water & Power, RB
6.574%, 07/01/45	840	1,090
Metropolitan Atlanta Rapid Transit Authority, RB Callable 07/01/19 @ 100
5.000%, 07/01/39	100	104
Municipal Electric Authority of Georgia, RB
6.655%, 04/01/57	320	338
6.637%, 04/01/57	560	598
New Jersey State Turnpike Authority, RB
7.102%, 01/01/41	730	977
New York Liberty Development, RB
5.250%, 10/01/35	210	214
North Texas Tollway Authority, RB
6.718%, 01/01/49	653	828
Pennsylvania Higher Education Assistance Agency, RB
1.113%, 05/01/46 (B)	4,825	4,523
San Mateo County Community College District, Ser B, GO Callable 09/01/16 @ 100
5.000%, 09/01/38	40	42
Santa Clara Valley Transportation Authority, RB
5.876%, 04/01/32	690	825
State of California, GO
7.600%, 11/01/40	725	897
7.300%, 10/01/39	2,735	3,252
6.650%, 03/01/22	1,375	1,592

Description		Face Amount ($ Thousands) (1)	Market Value ($ Thousands)

State of Illinois, GO
5.877%, 03/01/19		$1,200	$1,281
5.665%, 03/01/18		3,180	3,423
5.365%, 03/01/17		480	513
5.100%, 06/01/33		2,725	2,463

Total Municipal Bonds (Cost $25,478) ($ Thousands)			28,294

SOVEREIGN DEBT — 0.8%
Chile Government International Bond
3.250%, 09/14/21		745	726
Hungary Government International Bond
7.625%, 03/29/41		148	144
Japan Finance Organization for Municipalities
4.000%, 01/13/21		1,800	2,001
Malaysia Government Bond
4.262%, 09/15/16	MYR	9,750	3,169
Mexican Bonos
8.000%, 06/11/20	MXP	57,030	4,566
Mexico Government International Bond
5.750%, 10/12/10		976	961
5.125%, 01/15/20 (D)		623	675
Province of Quebec Canada
2.750%, 08/25/21		865	857
Qatar Government International Bond
4.000%, 01/20/15 (C)		1,420	1,495
RSHB Capital
6.299%, 05/15/17 (C)		700	689
Russian Foreign Bond — Eurobond
7.500%, 03/31/30		142	160
United Mexican States MTN
6.050%, 01/11/40		248	280
United Mexican States, Ser A MTN
7.500%, 04/08/33		176	233
6.750%, 09/27/34		748	920

Total Sovereign Debt (Cost $17,172) ($ Thousands)			16,876

LOAN PARTICIPATIONS — 0.7%
Allison Transmission
2.980%, 08/07/14		896	843
Aramark
2.244%, 01/26/14		121	117
0.036%, 01/26/14		18	17
Aramark LOC
0.089%, 01/26/14		12	11

90	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aramark, Term Loan B
3.496%, 07/26/16	$267	$258
Charter Communications, Term C Loan
3.620%, 09/06/16	1,286	1,241
DAE Aviation, Tranche B-1
5.260%, 07/31/14	287	270
DAE Aviation, Tranche B-2
5.260%, 09/27/14	276	259
First Data
4.235%, 03/24/18	1,515	1,224
First Data, Term Loan B-2
2.985%, 09/24/14	1,837	1,592
Harrah’s Operating, Term Loan B-2
3.253%, 01/28/15	394	327
3.235%, 01/28/15	212	176
Insight Midwest
2.000%, 04/07/14	222	218
1.970%, 04/07/14	384	376
Las Vegas Sands, Delayed Draw
2.720%, 11/23/16	233	222
Las Vegas Sands, Term B Loan
2.720%, 11/23/16	1,029	981
Pinafore
4.250%, 09/21/16	451	441
Sungard Data Systems
3.894%, 02/28/16	238	229
3.858%, 02/28/16	119	114
Sunguard
3.899%, 02/28/16	737	709
3.871%, 02/28/16	51	49
Telesat Canada, U.S. Term I Loan
3.240%, 10/31/14	1,031	998
Telesat Canada, U.S. Term II Loan
3.240%, 10/31/14	89	86
Texas Competitive Electric Holdings, Extending Term Loan
4.772%, 10/10/17	959	638
4.726%, 10/10/17	901	600
Tribune
3.930%, 06/04/09 (G)	366	189
Univision Communications
4.471%, 09/29/14	2,185	1,983
UPC Financing Partnership
3.688%, 12/30/16	85	81
1.972%, 12/31/14	648	612

Total Loan Participations (Cost $16,761) ($ Thousands)		14,861

Description	Shares/Contracts	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%
Citigroup Capital XII (B)	41	$1,031
Citigroup Capital XIII (B)	11	280

Total Preferred Stock (Cost $1,293) ($ Thousands)		1,311

COMMON STOCK — 0.0%
SemGroup, Cl A*	1,294	26

Total Common Stock (Cost $40) ($ Thousands)		26

	Number of Warrants

WARRANT — 0.0%
SemGroup Warrants, Expires 2014*	1,362	6

Total Warrant (Cost $0) ($ Thousands)		6

PURCHASED OPTION — 0.0%
CDX.NA.HY.16 Future put Expires 12/12/11, Strike Price $94*	6,900,000	30

Total Purchased Option (Cost $48) ($ Thousands)		30

AFFILIATED PARTNERSHIP — 4.2%
SEI Liquidity Fund, L.P.
0.130%**† (F)	95,555,579	92,036

Total Affiliated Partnership (Cost $95,556) ($ Thousands)		92,036

CASH EQUIVALENT — 10.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	220,468,811	220,469

Total Cash Equivalent (Cost $220,469) ($ Thousands)		220,469

Total Investments — 118.3% (Cost $2,578,512) ($ Thousands)		$2,604,249

WRITTEN OPTIONS — 0.0%
CDX.NA.HY.16 Future Put, Expires 08/17/91, Strike Price $94.00*	(6,900,000)	(411)
December 2011 10 Year U.S. Treasury Bond Future Put, Expires 11/19/11, Strike Price $128.00*	(121)	(26)
December 2011 10 Year U.S. Treasury Bond Future Call, Expires 11/19/11, Strike Price $142.00*	(121)	(442)

SEI Institutional Managed Trust / Annual Report / September 30, 2011	91

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2011

Description	Contracts	Market Value ($ Thousands)

November 2020 U.S. CPI Consumers NSA Call, Expires: 11/21/20 Strike Price Inflation: 0.00%*	(3,990,000)	$(27)

Total Written Options (Premiums Received $(789)) ($ Thousands)		(906)

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	50	Dec-2012	$179
U.S. 10-Year Treasury Note	22	Dec-2011	(6)
U.S. 2-Year Treasury Note	(252)	Jan-2012	52
U.S. 5-Year Treasury Note	(154)	Dec-2011	45
U.S. Long Treasury Bond	(105)	Dec-2011	(386)
U.S. Ultra Long Treasury Bond	154	Jan-2012	2,343

			$2,227

For the year ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
11/16/11	EUR	15,455	USD	21,979	$1,252
11/16/11	USD	6,937	CAD	6,866	(354)

					$898

A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2011, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup Global Markets	11/16/11	10,246	14,591	$851
Citigroup Global Markets	11/16/11	6,937	6,866	(354)
Morgan Stanley & Co, Inc	11/16/11	5,209	7,387	401

				$898

A summary of outstanding swap agreements held by the Fund at September 30, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	France 4.25 04/19	SELL	0.25	09/20/16	(6,125)	$(104)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,590	(868)
Credit Suisse	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/49	3,055	(985)
Deutsche Bank	Cmbx.Na.Am.1	SELL	0.50	10/12/52	(1,640)	(123)
Deutsche Bank	Cmbx.Na.Am.4	BUY	(0.50)	02/17/51	984	152
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	410	32
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	375	29
Deutsche Bank	Metlife Inc., 5.0% 06/15/15	SELL	1.00	06/20/18	(1,590)	(168)
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	405	32
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	370	29

						$(1,974)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	0.00%	3-Month LIBOR	02/15/41	5,780,000	$(234)
Deutsche Bank	IOS.FN30.450.10	1 Month LIBOR	01/12/41	3,723,883	(44)
Morgan Stanley	3.93%	3-Month LIBOR	05/15/41	3,225,000	(847)
Morgan Stanley	IOS.FN30.500.10	1 Month LIBOR	01/12/41	2,684,323	(26)
Morgan Stanley	IOS.FN30.550.08	1 Month LIBOR	01/12/39	2,607,222	(40)

					$(1,191)

92	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	TRX.NA.AAA.1.DEC11	Negative Index Spread Differential	Commencing Index Spread	01/01/12	780	$(7)
Morgan Stanley	TRX.NA.AAA.1.DEC11	Negative Index Spread Differential	Commencing Index Spread	01/01/12	430	(4)

						$(11)

Percentages are based on a Net Assets of $2,200,836 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011

(1)	In U.S. dollars unless otherwise indicated.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	The rate reported is the effective yield at time of purchase.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effects as of September 30, 2011. The date reported on the Schedule of Investments is the final maturity date.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)	This security or a partial position of this security is on loan at September 30, 2011. The total value of securities on loan at September 30, 2011 was $93,143 ($ Thousands).

(E)	Security in default on interest payments.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2011 was $92,036 ($ Thousands).

(G)	Unsettled bank loan. Interest rate not available.

(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(I)	Security, or portion thereof, has been pledged as collateral on open swaps contracts.

ABS — Asset-Backed Security

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

LOC — Line of Credit

L.P. — Limited Partnership

LIBOR — London Inter Bank Offered Rate

MTN — Medium Term Note

MYR — Malaysian Ringgit

MXP — Mexican Peso

NCUA — National Credit Union Administration

NY — New York

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	93

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Concluded)

September 30, 2011

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$1,171,486	$—	$1,171,486
Corporate Obligations	—	609,225	3	609,228
U.S. Treasury Obligations	—	251,155	—	251,155
Asset-Backed Securities	—	157,880	—	157,880
U.S. Government Agency Obligations	—	40,591	—	40,591
Municipal Bonds	—	28,294	—	28,294
Sovereign Debt	—	16,876	—	16,876
Loan Participations	—	14,861	—	14,861
Preferred Stock	1,311	—	—	1,311
Warrant	—	6	—	6
Purchased Option	30	—	—	30
Common Stock	26	—	—	26
Affiliated Partnership	—	92,036	—	92,036
Cash Equivalent	220,469	—	—	220,469

Total Investments in Securities	$221,836	$2,382,410	$3	$2,604,249

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$2,227	$—	$—	$2,227
Written Options	(468)	(438)	—	(906)
Forwards	—	898	—	898
Credit Default Swaps	—	(1,974)	—	(1,974)
Total Return Swaps	—	(11)	—	(11)
Interest Rate Swaps	—	(1,191)	—	(1,191)

Total Other Financial Instruments	$1,759	$(2,716)	$—	$(957)

*	Futures contracts, forwards and swaps are valued at the unrealized appreciation (depreciation) on the instruments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Mortgage-Backed Securities
Beginning balance as of October 1, 2010	$5,118
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	(5,118)

Ending balance as of September 30, 2011	$—

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—

Investments in Corporate Obligations
Beginning balance as of October 1, 2010	$3,285
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	(3,282)

Ending balance as of September 30, 2011	$3

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—

Investments in Loan Participations
Beginning balance as of October 1, 2010	$818
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	2
Net purchases/sales	(10)
Net transfer in and/or out of Level 3	(810)

Ending balance as of September 30, 2011	$—

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—

During the year ended September 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

94	SEI Institutional Managed Trust / Annual Report / September 30, 2011

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 51.2%

Agency Mortgage-Backed Obligations — 41.4%
FHLB CMO, Ser 2007-1067, Cl 1
5.300%, 06/15/12	$216	$220
FHLMC
11.000%, 02/17/21	394	441
10.000%, 03/17/26 to 10/01/30	1,308	1,549
7.500%, 01/01/32 to 09/01/38	1,563	1,815
6.500%, 10/01/31 to 09/01/38	2,584	2,891
6.000%, 08/01/15 to 10/01/38	6,655	7,336
5.500%, 08/23/17 to 03/01/38	11,166	12,222
5.000%, 03/01/34 to 08/01/41	10,532	11,399
4.500%, 04/01/35 to 10/01/41	14,290	15,317
4.000%, 10/01/33 to 04/01/41	11,932	12,569
3.500%, 12/01/25	3,298	3,441
FHLMC ARM (A)
6.398%, 02/01/37	285	307
6.347%, 10/01/37	446	489
6.101%, 06/01/37	49	54
6.056%, 10/01/37	133	140
6.012%, 04/01/37 to 10/01/37	279	302
6.004%, 11/01/36	210	227
5.992%, 04/01/37	228	243
5.983%, 06/01/38	482	521
5.961%, 01/01/37	824	890
5.949%, 11/01/36	69	73
5.942%, 07/01/37	383	415
5.929%, 06/01/36 to 03/01/37	593	635
5.880%, 03/01/37	21	23
5.794%, 11/01/36	596	629
5.767%, 07/01/38	251	272
5.748%, 05/01/37	378	404
5.739%, 05/01/37	691	735
5.729%, 12/01/36	397	422
5.690%, 03/01/36	96	104
5.679%, 03/01/36	104	112

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.673%, 06/01/37	$359	$388
5.655%, 04/01/37	86	91
5.599%, 08/01/39	380	412
5.591%, 10/01/38	93	101
5.295%, 05/01/38	293	312
5.058%, 07/01/36	351	377
5.012%, 05/01/37	495	526
4.986%, 01/01/35	293	314
4.962%, 10/01/36	395	416
4.917%, 02/01/36	768	820
4.294%, 12/01/36	608	643
4.263%, 10/01/36	1,151	1,217
3.263%, 03/01/36	948	1,012
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/23	1,270	1,345
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	571	661
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	566	655
FHLMC CMO, Ser 2002-48, Cl 1A
6.318%, 07/25/33 (A)	8	9
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	95	111
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	124	145
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	130	149
FHLMC CMO, Ser 2005-2945, Cl SA
11.882%, 03/15/20 (A)	102	120
FHLMC CMO, Ser 2005-2953, Cl PG
5.500%, 03/15/35	549	647
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/35	217	244
FHLMC CMO, Ser 2005-3028, Cl PG
5.500%, 09/15/35	129	146
FHLMC CMO, Ser 2005-3035, Cl PA
5.500%, 09/15/35	57	64
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.981%, 04/15/35	272	263
FHLMC CMO, Ser 2006-3153, Cl EO, PO
2.182%, 05/15/36	216	202
FHLMC CMO, Ser 2007-3316, Cl GD
5.500%, 06/15/35	750	820
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.771%, 11/15/37 (A)	362	38
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.821%, 05/15/38 (A)	456	54
FHLMC CMO, Ser 2008-3455, Cl AC
5.000%, 06/15/38	457	499

SEI Institutional Managed Trust / Annual Report / September 30, 2011	95

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/38	$243	$281
FHLMC CMO, Ser 2009-3508, Cl PK
4.000%, 02/15/39	132	140
FHLMC CMO, Ser 2009-3510, Cl OD, PO
3.502%, 02/15/37	240	215
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	308	325
FHLMC CMO, Ser 2009-3604, Cl PO, PO
2.231%, 05/15/36	446	417
FHLMC CMO, Ser 2009-3607, Cl TO, PO
3.797%, 10/15/39	233	205
FHLMC CMO, Ser 2009-3613, Cl HJ
5.500%, 12/15/39	2,070	2,273
FHLMC CMO, Ser 2010-3621, PO
1.537%, 01/15/40	164	156
FHLMC CMO, Ser 2010-3626, Cl MB
5.000%, 03/15/32	162	175
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/36	2,117	2,265
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/36	864	1,016
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/40	413	67
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/34	561	68
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/37	796	111
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/35	944	117
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/37	765	112
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/37	477	76
FHLMC CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	371	412
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/29	725	111
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/36	1,030	1,213
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/28	206	234
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/28	420	442

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 239, Cl S30, IO
7.471%, 08/15/36 (A)	$843	$110
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/32	482	558
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/32	362	409
FHLMC CMO, Ser 2587, Cl CO, PO
1.184%, 03/15/32	150	149
FHLMC CMO, Ser 2591, Cl QO
4.500%, 03/15/18	300	322
FHLMC CMO, Ser 2631, Cl SA
14.430%, 06/15/33 (A)	212	253
FHLMC CMO, Ser 2691, Cl SE
9.220%, 12/15/28 (A)	44	44
FHLMC CMO, Ser 2695, Cl OB, PO
28.139%, 10/15/33	69	61
FHLMC CMO, Ser 2695, Cl SX
16.028%, 10/15/33 (A)	70	76
FHLMC CMO, Ser 2698, Cl SV
8.656%, 11/15/33 (A)	57	57
FHLMC CMO, Ser 2725, Cl SC
8.743%, 11/15/33 (A)	71	73
FHLMC CMO, Ser 2754, Cl JG
4.500%, 03/15/33	—	—
FHLMC CMO, Ser 2812, Cl NO, PO
23.736%, 10/15/33	81	73
FHLMC CMO, Ser 2864, Cl NB
5.500%, 07/15/33	1,007	1,138
FHLMC CMO, Ser 2865, Cl GO, PO
1.733%, 10/15/33	3	3
FHLMC CMO, Ser 2897, Cl EO, PO
31.155%, 10/15/31	10	10
FHLMC CMO, Ser 2903, Cl UZ
5.500%, 07/15/31	37	37
FHLMC CMO, Ser 2950, Cl JO, PO
2.398%, 03/15/20	149	144
FHLMC CMO, Ser 2990, Cl LK
0.599%, 10/15/34 (A)	432	431
FHLMC CMO, Ser 3001, Cl HP
21.084%, 05/15/35 (A)	119	160
FHLMC CMO, Ser 3006, Cl QS
19.533%, 07/15/35 (A)	303	424
FHLMC CMO, Ser 3012, Cl GK
23.719%, 06/15/35 (A)	133	202
FHLMC CMO, Ser 3137, Cl XP
6.000%, 04/15/36	237	267
FHLMC CMO, Ser 3217, Cl CX, IO
6.361%, 09/15/36 (A)	774	105
FHLMC CMO, Ser 3225, Cl EO, PO
1.894%, 10/15/36	370	346
FHLMC CMO, Ser 3262, Cl SG, IO
6.171%, 01/15/37 (A)	772	93
FHLMC CMO, Ser 3342, Cl VG
6.000%, 11/15/23	300	337

96	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 3373, Cl TO, PO
2.099%, 04/15/37	$118	$110
FHLMC CMO, Ser 3383, Cl SA, IO
6.221%, 11/15/37 (A)	850	109
FHLMC CMO, Ser 3422, Cl SE
16.877%, 02/15/38 (A)	78	96
FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/37	360	38
FHLMC CMO, Ser 3607, Cl BO, PO
1.848%, 04/15/36	100	93
FHLMC CMO, Ser 3611, Cl PO, PO
2.560%, 07/15/34	176	165
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/30	2,704	2,840
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	633	669
FHLMC CMO, Ser 3632, Cl BS
16.737%, 02/15/40 (A)	100	144
FHLMC CMO, Ser 3652, Cl AP
4.500%, 03/15/40	1,315	1,430
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/32	820	82
FHLMC CMO, Ser 6960, Cl SJ
8.806%, 10/15/33 (A)	234	241
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/42	861	1,037
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/43 (A)	215	247
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/43	460	528
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/43	144	160
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/43	606	707
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/43	675	801
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/44	226	274
FHLMC CMO, Ser T-76, Cl 2A
4.787%, 10/25/37 (A)	336	347
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/23	430	454
FHLMC Multi-family Structured Pass-Through Certificates, Ser 2009-K003, Cl AAB
4.768%, 05/25/18	342	381
FHLMC Multi-family Structured Pass-Through Certificates, Ser 2011-K010, Cl A1
3.320%, 07/25/20	2	2
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	344	407

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC TBA
3.500%, 10/15/26	$1,860	$1,938
2.400%, 12/15/41	701	747
FNMA
7.500%, 10/01/37 to 04/01/39	1,171	1,362
7.000%, 04/01/32 to 01/01/39	664	765
6.500%, 05/01/27 to 10/01/38	2,519	2,839
6.000%, 10/01/19 to 10/01/39	21,980	24,397
5.500%, 02/01/21 to 05/01/39	8,609	9,398
5.000%, 01/01/20 to 09/01/41	36,784	39,829
4.640%, 01/01/21	497	557
4.540%, 01/01/20	490	545
4.530%, 12/01/19	493	548
4.500%, 04/01/25 to 08/01/41	3,648	3,957
4.390%, 05/01/21	250	276
4.380%, 04/01/21	500	551
4.369%, 02/01/20	493	543
4.303%, 07/01/21	1,193	1,307
4.300%, 04/01/21	250	274
4.250%, 04/01/21	750	819
4.240%, 06/01/21	1,000	1,093
4.066%, 07/01/20	400	430
4.060%, 07/01/21	1,000	1,081
4.000%, 10/01/33 to 05/01/37	1,857	1,965
3.738%, 06/01/18	899	963
3.590%, 12/01/20	494	520
3.505%, 09/01/20	985	1,031
3.500%, 01/01/26	3,273	3,422
3.430%, 10/01/20	989	1,030
3.290%, 10/01/20	350	362
3.230%, 11/01/20	350	361
2.970%, 11/01/18	493	508
2.690%, 10/01/17	350	359
FNMA ARM (A)
6.328%, 09/01/36	381	391
6.317%, 02/01/37	599	629
6.313%, 10/01/36	48	52
6.277%, 09/01/37	96	106
6.200%, 08/01/36	135	147
6.124%, 12/01/36	55	60
6.092%, 11/01/37	94	102
6.070%, 07/01/37	430	458
6.052%, 10/01/37	120	130
6.032%, 09/01/37	45	49
6.028%, 01/01/37	63	68
5.988%, 07/01/37	77	84
5.977%, 04/01/37	90	97
5.960%, 09/01/37	22	23
5.957%, 01/01/37	116	125
5.939%, 03/01/37	69	75
5.925%, 07/01/37	155	168
5.922%, 04/01/37	125	133
5.917%, 04/01/36	332	356
5.897%, 09/01/37	275	296

SEI Institutional Managed Trust / Annual Report / September 30, 2011	97

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.879%, 09/01/37	$72	$78
5.878%, 02/01/37	66	71
5.874%, 11/01/36	190	203
5.848%, 09/01/36	109	113
5.842%, 09/01/37	180	195
5.828%, 12/01/36	254	267
5.785%, 10/01/37	44	47
5.729%, 10/01/37	74	80
5.690%, 11/01/36	277	294
5.629%, 01/01/23	213	232
5.586%, 12/01/36	532	560
5.500%, 07/01/37	426	454
5.490%, 02/01/39	231	250
5.393%, 11/01/37	483	513
5.091%, 07/01/37	234	248
4.633%, 09/01/36	283	299
3.719%, 11/01/37	282	297
3.265%, 03/01/36	330	349
2.599%, 05/01/36	480	509
2.569%, 06/01/36	563	596
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/35	1,230	160
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	373	409
FNMA CMO, Ser 2000-18, Cl EC, PO
2.673%, 10/25/23	127	118
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	217	252
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	95	109
FNMA CMO, Ser 2002-81, Cl JO, PO
1.322%, 04/25/32	111	109
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/33	380	435
FNMA CMO, Ser 2003-131, Cl SK
15.731%, 01/25/34 (A)	215	266
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/23	1,000	1,141
FNMA CMO, Ser 2003-23, Cl PG
5.500%, 01/25/32	338	349
FNMA CMO, Ser 2003-35, Cl EA, PO
2.618%, 05/25/33	157	145
FNMA CMO, Ser 2003-56, Cl AZ
5.500%, 08/25/31	431	446
FNMA CMO, Ser 2004-46, Cl EP, PO
1.582%, 03/25/34	198	189
FNMA CMO, Ser 2004-52, Cl PX, PO
1.797%, 09/25/32	122	120
FNMA CMO, Ser 2004-61, Cl CO, PO
11.356%, 10/25/31	71	68
FNMA CMO, Ser 2004-61, Cl BO, PO
1.834%, 10/25/32	133	129
FNMA CMO, Ser 2004-89, Cl SM
17.230%, 09/25/24 (A)	568	795

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2005-106, Cl US
23.707%, 11/25/35 (A)	$843	$1,241
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/35	1,864	2,049
FNMA CMO, Ser 2005-118, Cl PN
6.000%, 01/25/32	500	532
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/35	184	202
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	101	113
FNMA CMO, Ser 2005-72, Cl SB
16.289%, 08/25/35 (A)	262	322
FNMA CMO, Ser 2005-88, Cl QO, PO
21.051%, 11/25/33	7	7
FNMA CMO, Ser 2005-90, Cl ES
16.289%, 10/25/35 (A)	202	253
FNMA CMO, Ser 2006-105, Cl ME
5.500%, 11/25/36	1,000	1,172
FNMA CMO, Ser 2006-117, Cl GS, IO
6.415%, 12/25/36 (A)	296	45
FNMA CMO, Ser 2006-118, Cl A2
0.255%, 12/25/36 (A)	237	226
FNMA CMO, Ser 2006-15, Cl OP, PO
2.588%, 03/25/36	142	126
FNMA CMO, Ser 2006-27, Cl OH, PO
2.058%, 04/25/36	161	150
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	309	324
FNMA CMO, Ser 2006-56, Cl FC
0.525%, 07/25/36 (A)	335	335
FNMA CMO, Ser 2006-59, Cl QO, PO
1.764%, 01/25/33	132	127
FNMA CMO, Ser 2006-59, Cl CO, PO
1.172%, 08/25/35	12	12
FNMA CMO, Ser 2006-60, Cl DO, PO
2.043%, 04/25/35	156	149
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	562	684
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	140	166
FNMA CMO, Ser 2007-100, Cl SM, IO
6.215%, 10/25/37 (A)	638	87
FNMA CMO, Ser 2007-101, Cl A2
0.485%, 06/27/36 (A)	228	227
FNMA CMO, Ser 2007-112, Cl SA, IO
6.215%, 12/25/37 (A)	530	66
FNMA CMO, Ser 2007-114, Cl A6
0.435%, 10/27/37 (A)	200	199
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/35	1,000	1,140
FNMA CMO, Ser 2007-116, Cl HI, IO
6.338%, 01/25/38 (A)	353	28
FNMA CMO, Ser 2007-27, Cl MA
5.500%, 11/25/29	61	62

98	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-29, Cl SG
21.885%, 04/25/37 (A)	$82	$117
FNMA CMO, Ser 2007-54, Cl FA
0.635%, 06/25/37 (A)	353	352
FNMA CMO, Ser 2007-65, Cl KI, IO
6.385%, 07/25/37 (A)	592	75
FNMA CMO, Ser 2007-72, Cl EK, IO
6.165%, 07/25/37 (A)	580	75
FNMA CMO, Ser 2007-75, Cl EO, PO
2.029%, 01/25/36	242	234
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/36	1,000	1,155
FNMA CMO, Ser 2007-83, Cl PC
6.000%, 10/25/33	1,000	1,050
FNMA CMO, Ser 2007-85, Cl SG
15.664%, 09/25/37 (A)	150	186
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (A)	841	10
FNMA CMO, Ser 2008-4, Cl SD, IO
5.765%, 02/25/38 (A)	1,020	116
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	250	289
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/39	374	398
FNMA CMO, Ser 2009-105, Cl CB
6.000%, 12/25/39	740	830
FNMA CMO, Ser 2009-11, Cl LC
4.500%, 03/25/49	434	467
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	661	740
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	516	71
FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	819	863
FNMA CMO, Ser 2009-70, Cl CO, PO
2.744%, 01/25/37	373	336
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	588	638
FNMA CMO, Ser 2009-84, Cl WS, IO
5.665%, 10/25/39 (A)	425	51
FNMA CMO, Ser 2009-86, Cl BO, PO
4.236%, 03/25/37	2,548	2,425
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/39	284	40
FNMA CMO, Ser 2009-86, Cl OT, PO
3.444%, 10/25/37	317	281
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/14	1,232	85
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	269	295
FNMA CMO, Ser 2009-99, Cl WA
6.286%, 12/25/39 (A)	397	442
FNMA CMO, Ser 2009-99, Cl SC, IO
5.945%, 12/25/39 (A)	446	56

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	$691	$751
FNMA CMO, Ser 2010-1, Cl WA
6.153%, 02/25/40 (A)	181	204
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/40 (A)	198	227
FNMA CMO, Ser 2010-23, Cl KS, IO
6.865%, 02/25/40 (A)	750	104
FNMA CMO, Ser 2010-35, Cl SB, IO
6.185%, 04/25/40 (A)	540	57
FNMA CMO, Ser 2010-39, Cl OT, PO
1.585%, 10/25/35	167	159
FNMA CMO, Ser 2010-43, Cl HJ
5.500%, 05/25/40	1,427	1,594
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/38	500	553
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/40	408	444
FNMA CMO, Ser 2010-68, Cl SA, IO
4.765%, 07/25/40 (A)	1,379	177
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	228	258
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (A)	1,049	1,161
FNMA CMO, Ser 2011-39, Cl ZA
6.000%, 11/25/32	1,538	1,734
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/41	637	684
FNMA CMO, Ser 2011-M2, Cl A3
3.764%, 07/25/21	1,000	1,057
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A1
7.000%, 12/25/41	644	728
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/41	395	434
FNMA Grantor Trust CMO, Ser 2002-T1, Cl A1
6.500%, 11/25/31	409	466
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/42	454	522
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/44	422	495
FNMA TBA
6.000%, 11/01/37 to 12/01/37	16,100	17,613
5.500%, 10/01/41 to 10/25/41	4,749	5,153
5.000%, 11/01/37 to 10/01/38	6,415	6,890
4.000%, 10/14/39 to 10/25/41	9,495	9,952
3.500%, 10/01/40 to 11/01/40	15,100	15,699
3.000%, 10/25/26 to 11/25/26	9,070	9,334
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.865%, 06/25/42 (A)	541	103

SEI Institutional Managed Trust / Annual Report / September 30, 2011	99

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.173%, 12/25/42 (A)	$293	$347
FNMA Whole Loan CMO, Ser 2003-W12, Cl 1A8
4.550%, 06/25/43	263	283
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/33	81	95
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	283	330
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	532	621
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	706	834
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.455%, 03/25/45 (A)	726	725
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	360	422
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.455%, 02/25/36 (A)	317	317
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.495%, 11/25/46 (A)	464	464
GNMA
7.500%, 10/15/37	292	342
7.000%, 09/15/31	110	128
6.500%, 12/15/32 to 12/15/35	1,747	1,996
6.000%, 01/15/40	1,553	1,734
4.500%, 11/15/39	3,540	3,862
4.000%, 03/20/26 to 09/20/26	18,144	19,359
3.500%, 02/20/41 to 03/20/41	651	682
GNMA ARM (A)
4.000%, 04/20/41 to 05/20/41	1,176	1,253
3.500%, 05/20/41 to 08/20/41	2,491	2,628
3.000%, 07/20/41 to 08/20/41	729	761
2.500%, 02/20/34 (A)	612	634
GNMA CMO, Ser 1999-47, Cl Z
7.500%, 12/20/29	555	684
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	916	1,042
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	164	186
GNMA CMO, Ser 2003-97, Cl SA, IO
6.321%, 11/16/33 (A)	611	129
GNMA CMO, Ser 2004-11, Cl SX
16.831%, 02/20/34 (A)	37	57

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2004-28, Cl SV
8.769%, 04/20/34 (A)	$420	$453
GNMA CMO, Ser 2004-34, Cl JO, PO
2.818%, 02/20/34	132	129
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (A)	188	195
GNMA CMO, Ser 2004-85, Cl PO, PO
2.241%, 01/17/33	61	59
GNMA CMO, Ser 2004-87, Cl SB
7.408%, 03/17/33 (A)	298	319
GNMA CMO, Ser 2005-28, PO
3.288%, 02/17/33	400	352
GNMA CMO, Ser 2005-78, Cl A
5.000%, 07/16/33	1,704	1,872
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	400	483
GNMA CMO, Ser 2006-34, Cl PO, PO
1.848%, 07/20/36	99	92
GNMA CMO, Ser 2006-38, Cl SG, IO
6.419%, 09/20/33 (A)	600	48
GNMA CMO, Ser 2007-17, Cl AF
0.429%, 04/16/37 (A)	524	522
GNMA CMO, Ser 2007-26, Cl SW, IO
5.969%, 05/20/37 (A)	869	125
GNMA CMO, Ser 2007-27, Cl SD, IO
5.969%, 05/20/37 (A)	511	82
GNMA CMO, Ser 2007-72, Cl US, IO
6.320%, 11/20/37 (A)	326	44
GNMA CMO, Ser 2007-78, Cl SA, IO
6.301%, 12/16/37 (A)	3,052	514
GNMA CMO, Ser 2007-82, Cl SA, IO
6.299%, 12/20/37 (A)	440	59
GNMA CMO, Ser 2007-9, Cl CI, IO
5.969%, 03/20/37 (A)	674	90
GNMA CMO, Ser 2008-10, Cl S, IO
5.600%, 02/20/38 (A)	675	81
GNMA CMO, Ser 2008-29, Cl PO, PO
3.209%, 02/17/33	150	138
GNMA CMO, Ser 2008-33, Cl XS, IO
7.471%, 04/16/38 (A)	336	49
GNMA CMO, Ser 2008-55, Cl SA, IO
5.969%, 06/20/38 (A)	772	103
GNMA CMO, Ser 2009-106, Cl AS, IO
6.171%, 11/16/39 (A)	724	91
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	426	66
GNMA CMO, Ser 2009-24, Cl DS, IO
6.069%, 03/20/39 (A)	1,154	130
GNMA CMO, Ser 2009-25, Cl SE, IO
7.369%, 09/20/38 (A)	544	89
GNMA CMO, Ser 2009-43, Cl SA, IO
5.720%, 06/20/39 (A)	642	76
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,683	1,882

100	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-6, Cl SH, IO
5.810%, 02/20/39 (A)	$532	$65
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	258	35
GNMA CMO, Ser 2009-65, Cl TS, IO
6.170%, 12/20/38 (A)	1,031	123
GNMA CMO, Ser 2009-66, Cl XS, IO
6.571%, 07/16/39 (A)	6,207	931
GNMA CMO, Ser 2009-67, Cl SA, IO
5.821%, 08/16/39 (A)	445	53
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/39	500	595
GNMA CMO, Ser 2009-79, Cl OK, PO
3.176%, 11/16/37	552	499
GNMA CMO, Ser 2009-83, Cl TS, IO
5.870%, 08/20/39 (A)	781	98
GNMA CMO, Ser 2010-14, Cl CO, PO
3.044%, 08/20/35	125	101
GNMA CMO, Ser 2010-157, Cl OP, PO
3.742%, 12/20/40	484	400
GNMA CMO, Ser 2010-4, Cl NS, IO
6.161%, 01/16/40 (A)	6,659	989
GNMA CMO, Ser 2010-47, Cl PX, IO
6.470%, 06/20/37 (A)	1,096	147
GNMA, Ser 2011-137
5.540%, 10/01/41	1,000	1,125
GNMA TBA
3.500%, 12/15/41	5,700	5,904
3.000%, 10/20/41	625	627
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	1,210	1,256
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.674%, 10/07/20 (A)	2,619	2,623
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.671%, 11/05/20 (A)	1,445	1,449
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.594%, 11/06/17 (A)	2,375	2,376
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.624%, 02/06/20 (A)	1,785	1,785

		402,407

Non-Agency Mortgage-Backed Obligations — 9.8%
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.370%, 02/02/37 (A) (B)	278	263
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/48 (A) (B)	325	326

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/48 (A) (B)	$200	$202
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/48 (A) (B)	300	304
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/58 (A) (B)	197	202
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.218%, 02/25/45 (A)	1,202	958
Americold Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/29 (B)	483	504
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.367%, 05/24/36 (A) (B)	240	238
ASG Resecuritization Trust, Ser 2009-2, Cl G60
5.345%, 05/24/36 (A) (B)	100	95
ASG Resecuritization Trust, Ser 2009-3, Cl A65
5.235%, 03/26/37 (A) (B)	871	859
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.395%, 10/28/36 (A) (B)	138	134
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	177	180
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	205	211
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	177	177
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	399	401
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	95	96
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	139	139
Banc of America Funding, Ser 2004-3, Cl 1A7
5.500%, 10/25/34	43	44
Banc of America Funding, Ser 2004-C, Cl 1A1
5.033%, 12/20/34 (A)	98	92
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.538%, 08/26/35 (A) (B)	219	229

SEI Institutional Managed Trust / Annual Report / September 30, 2011	101

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	$111	$112
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-PB2, Cl B
6.309%, 06/11/35	145	145
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-PB2, Cl A4
6.186%, 06/11/35	667	669
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	143	144
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (A)	1,260	1,353
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/43	100	107
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	300	290
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (A)	100	109
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (A)	215	232
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/46	225	243
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	97	101
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/45	1,344	1,402
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-1, Cl A2
5.381%, 01/15/49	205	205
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.785%, 05/25/18 (A)	128	121

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.685%, 08/25/18 (A)	$57	$54
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	93	95
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/34	200	204
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	141	145
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (B)	599	610
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/37 (B)	245	245
BCAP LLC Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/37 (A) (B)	70	70
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/37 (A) (B)	175	177
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.198%, 04/26/37 (A) (B)	360	357
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/37 (A) (B)	115	112
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.011%, 04/26/35 (A) (B)	131	128
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
5.127%, 07/26/45 (A) (B)	315	297
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
1.019%, 01/26/36 (A) (B)	202	196
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.952%, 02/26/47 (A) (B)	76	70
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/36 (A) (B)	221	222
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/37 (A) (B)	206	200
BCAP LLC Trust, Ser 2011-RR5
0.386%, 05/28/36 (A) (B)	286	266
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.837%, 07/26/36 (A) (B)	277	265
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.020%, 05/25/34 (A)	124	122

102	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.220%, 08/25/35 (A)	$201	$187
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	65	66
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	27	27
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	180	181
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, IO
0.298%, 06/11/41 (A) (B)	2,618	40
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.295%, 10/12/42 (A)	1,505	1,654
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.620%, 03/11/39 (A)	100	109
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
6.680%, 10/25/18	97	82
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.685%, 01/25/34 (A)	68	68
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.791%, 02/25/37 (A)	80	76
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.753%, 02/25/37 (A)	148	141
Chase Mortgage Finance, Ser 2007-A2, Cl 2A1
2.861%, 07/25/37 (A)	183	173
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.775%, 07/25/37 (A)	176	154
Citicorp Mortgage Securities, Ser 2003-6, Cl 1A2
4.500%, 05/25/33	22	22
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/43 (A)	120	121
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.886%, 12/10/49 (A)	485	522
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/35	137	134
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
5.240%, 11/25/38 (A) (B)	276	269

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.729%, 02/25/35 (A) (B)	$119	$113
Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.315%, 02/25/47 (A) (B)	201	197
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.425%, 02/25/46 (A) (B)	184	168
Citigroup, Ser 2005-CD1, Cl AM
5.399%, 07/15/44 (A)	281	289
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.106%, 01/15/46 (A) (B)	17,871	44
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, IO
0.167%, 12/11/49 (A) (B)	14,471	122
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	178	184
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (B)	1	1
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (B)	393	392
Commercial Mortgage Pass-Through Certificates, Ser 2004-LB4A, Cl A5
4.840%, 10/15/37	960	1,001
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-34, Cl A6
5.250%, 09/25/33	142	143
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/33	298	293
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.470%, 08/25/18 (A)	57	57
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/34	525	545
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	174	177
Credit Suisse First Boston Mortgage Securities, Ser 2001-CK6, Cl A3
6.387%, 08/15/36	15	15

SEI Institutional Managed Trust / Annual Report / September 30, 2011	103

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	$129	$131
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP3, Cl A3
5.603%, 07/15/35	71	72
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	376	386
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/33	375	390
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/33	138	147
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	171	175
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.628%, 10/25/33 (A)	1,216	1,027
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (A)	221	230
Credit Suisse First Boston Mortgage Securities, Ser 2003-CPN1, Cl B
4.723%, 03/15/35	126	126
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	718	730
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	378	398
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/37	188	188
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.850%, 03/15/39 (A)	215	225
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	571	587
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	1,500	1,569
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (B)	61	61
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.218%, 06/28/47 (A) (B)	161	155
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.749%, 09/26/46 (A) (B)	193	184

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/37 (A) (B)	$73	$71
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/50 (A) (B)	100	93
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/37 (B)	217	218
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.871%, 07/28/36 (A) (B)	187	176
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.471%, 08/28/47 (A) (B)	538	538
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.218%, 03/27/46 (A) (B)	569	568
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	215	224
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (B)	741	760
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A2
3.386%, 07/10/44 (B)	455	461
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.714%, 02/25/20 (A)	113	115
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.348%, 04/26/37 (A) (B)	99	97
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (B)	799	833
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (B)	1,134	1,116
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/20 (B)	348	361
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	190	192
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	132	132
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (A) (B)	763	801
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	986	995

104	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Commercial Mortgage, Ser 2002-2A, Cl A3
5.349%, 08/11/36	$1,315	$1,339
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	1,889	1,931
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl A2
6.700%, 04/15/34	10	10
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	53	53
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl D
5.671%, 05/10/40 (A)	94	94
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	179	188
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/45 (A)	361	345
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.303%, 10/19/33 (A)	235	221
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/33	202	200
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/33	370	381
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/35	245	258
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/20	134	138
GMAC Mortgage Loan Trust, Ser 2010-1, Cl A
4.250%, 07/25/40 (B)	8	8
Greenwich Capital Commercial Funding, Ser 2002-C1, Cl A4
4.948%, 01/11/35	1,337	1,361
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (A)	176	177
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (A) (C)	1,505	1,592
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	524	537
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	673	714

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.074%, 07/10/38 (A)	$2,250	$2,423
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	1,205	1,249
GS Mortgage Securities II, Ser 2005-GG4, Cl A4
4.761%, 07/10/39	114	120
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.856%, 11/10/39 (A) (B)	3,355	77
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/44 (A)	1,725	1,721
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.447%, 10/25/33 (A)	549	543
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/34	235	242
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 2A3
5.500%, 06/25/35	79	79
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.735%, 06/25/35 (A)	133	129
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/37	50	47
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.685%, 10/25/34 (A)	1,650	1,473
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/51 (B)	733	773
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	149	155
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.585%, 05/25/36 (A)	139	124
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.585%, 08/25/36 (A)	194	168
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (A)	134	134
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB3, Cl A3
6.465%, 11/15/35	77	77

SEI Institutional Managed Trust / Annual Report / September 30, 2011	105

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl A2
5.050%, 12/12/34	$161	$166
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (A)	46	46
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB4, Cl C
6.450%, 05/12/34 (A)	192	192
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	84	84
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	37	37
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	512	542
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1
5.038%, 03/15/46 (A)	1,005	1,078
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	179	182
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.115%, 06/12/43 (A)	13,824	96
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.384%, 05/15/47 (A)	150	135
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	1,556	1,607
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A1S
5.284%, 05/15/47	38	38
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	108	110
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl ASB
5.857%, 02/15/51	167	178

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.440%, 06/12/47	$1,200	$1,246
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	228	236
JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (B)	337	368
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (B)	993	1,029
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/32 (B)	139	139
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (B)	672	669
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A3
4.171%, 08/15/46	336	344
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.749%, 07/25/34 (A)	62	60
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.759%, 09/25/34 (A)	81	77
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A1
4.485%, 02/25/35 (A)	37	37
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.749%, 08/25/34 (A)	572	541
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.903%, 11/25/33 (A)	280	257
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.808%, 08/25/34 (A)	288	248
JPMorgan Resecuritization Trust, Ser 2010-4, Cl 7A1
4.285%, 08/26/35 (A) (B)	151	148
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.130%, 07/15/44 (A)	129	136
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	113	115

106	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	$36	$36
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	101	104
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	374	379
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.169%, 02/15/41 (A) (B)	8,283	85
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	200	216
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.067%, 06/15/38 (A)	125	137
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	64	67
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	40	41
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A3
5.933%, 07/15/40	481	503
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/40	452	477
LVII Resecuritization Trust, Ser 2009-2, Cl A4
3.000%, 09/27/37 (A) (B)	200	192
LVII Resecuritization Trust, Ser 2009-2, Cl A5
3.000%, 09/27/37 (A) (B)	300	300
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.729%, 11/21/34 (A)	261	255
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	204	204
Master Resecuritization Trust, Ser 2005, Cl PO, PO
8.734%, 05/28/35 (B)	121	85
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	611	634
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	61	63
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	127	132

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/33	$300	$311
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.739%, 07/25/33 (A)	60	55
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.239%, 02/25/34 (A)	671	667
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (A)	127	130
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.505%, 01/12/44 (A)	120	106
Merrill Lynch Mortgage Trust, Ser 2005-MKB2, Cl A4
5.204%, 09/12/42 (A)	279	298
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.855%, 05/12/39 (A)	150	166
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, IO
0.344%, 12/12/49 (A) (B)	3,765	47
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	1,400	1,493
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.710%, 04/25/29 (A)	101	86
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	105	106
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/45	82	84
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	76	78
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
6.656%, 11/14/42 (A)	51	52
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/47	1,285	1,396
Morgan Stanley Capital I, Ser 2006-HQ8, Cl AM
5.647%, 03/12/44 (A)	134	133
Morgan Stanley Capital I, Ser 2006-IQ12, Cl ANM
5.310%, 12/15/43	291	291

SEI Institutional Managed Trust / Annual Report / September 30, 2011	107

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (A)	$300	$324
Morgan Stanley Capital I, Ser 2007-HQ11, IO
0.404%, 02/12/44 (A) (B)	9,609	79
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	119	119
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/49	846	908
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.795%, 06/11/42 (A)	100	112
Morgan Stanley Capital I, Ser 2009-IO, Cl A1
3.000%, 07/17/56 (B)	99	99
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/49	578	586
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/49	314	325
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	20	20
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	111	112
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	111	114
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	306	316
Morgan Stanley Reremic Trust, Ser 2009-IO, Cl A2
5.000%, 07/17/56 (B)	250	255
Morgan Stanley Reremic Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/40 (B)	250	261
Morgan Stanley Reremic Trust, Ser 2011-IO, Cl A
2.500%, 03/23/51 (B)	800	798
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.313%, 03/15/30 (A)	406	431
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/34	117	124
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
20.722%, 02/25/34	50	35

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RBSSP Resecuritization Trust, Ser 2010-4, Cl 12A1
4.500%, 03/26/21 (B)	$201	$200
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/37 (A) (B)	250	248
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/33	222	223
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/18	187	193
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/34	298	261
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	704	710
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/17	108	111
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	139	142
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.701%, 12/25/34 (A)	843	746
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	26	26
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.189%, 09/25/33 (A)	176	163
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	76	75
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (A)	118	117
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/58 (A) (B)	232	232
Station Place Securitization Trust, Ser 2010-1, Cl A
1.231%, 12/20/42 (A) (B)	500	499
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.942%, 06/25/34 (A)	104	98
Structured Asset Securities, Ser 2003-16, Cl A3
0.735%, 06/25/33 (A)	164	155
Structured Asset Securities, Ser 2003-24A, Cl 3A2
2.519%, 07/25/33 (A)	355	307

108	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2003-32, Cl 1A1
5.218%, 11/25/33 (A)	$116	$121
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/33	240	242
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.013%, 12/25/33 (A)	126	124
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/33	389	379
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A1
5.544%, 08/15/39 (A)	18	18
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.947%, 08/15/39 (A)	1,000	1,081
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	375	388
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	899	1,048
Vericrest Opportunity Loan Transferee, Ser 2011-NL1A, Cl A1
5.926%, 12/26/50 (B)	174	175
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	69	70
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (B)	21	22
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	122	122
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.446%, 08/25/33 (A)	155	145
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.476%, 08/25/33 (A)	72	67
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.589%, 09/25/33 (A)	252	239
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.621%, 10/25/33 (A)	278	263
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.817%, 06/25/33 (A)	58	64
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	754	781

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	$115	$120
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.577%, 06/25/34 (A)	167	161
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.577%, 06/25/34 (A)	111	108
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	232	243
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/34	610	646
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	237	237
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	295	304
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-C, Cl A6
2.657%, 02/25/33 (A)	169	161
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 2A5
4.417%, 10/25/33 (A)	91	91
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.443%, 11/25/33 (A)	176	177
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (A)	65	64
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A8
4.889%, 05/25/34 (A)	5	5
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.749%, 12/25/34 (A)	267	257
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.848%, 12/25/34 (A)	131	126
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.749%, 12/25/34 (A)	267	254
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.698%, 06/25/34 (A)	465	460

SEI Institutional Managed Trust / Annual Report / September 30, 2011	109

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.832%, 07/25/34 (A)	$248	$231
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.682%, 09/25/34 (A)	133	124
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.747%, 10/25/34 (A)	273	260
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.747%, 10/25/34 (A)	136	129
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/20	92	95
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.759%, 06/25/35 (A)	240	222
WF-RBS Commercial Mortgage Trust, Ser C3, Cl A4
4.375%, 03/15/44 (B)	125	126

		95,126

Total Mortgage-Backed Securities (Cost $480,405) ($ Thousands)		497,533

CORPORATE OBLIGATIONS — 21.5%

Consumer Discretionary — 1.3%
CBS
7.875%, 07/30/30	90	114
5.750%, 04/15/20	25	28
Comcast
6.500%, 01/15/17	1,275	1,498
5.850%, 11/15/15 (C)	465	527
Comcast Cable Communications
8.375%, 03/15/13 (C)	587	645
Comcast Cable Holdings
10.125%, 04/15/22	45	64
COX Communications
5.450%, 12/15/14	70	77
Cox Enterprises
7.375%, 07/15/27 (B)	50	60
Daimler Finance LLC
7.300%, 01/15/12	170	173
6.500%, 11/15/13	80	88
Daimler Finance North America
3.875%, 09/15/21 (B) (C)	270	263
2.625%, 09/15/16 (B) (C)	150	146
1.875%, 09/15/14 (B) (C)	765	755

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DIRECTV Holdings
6.000%, 08/15/40	$515	$550
4.600%, 02/15/21	100	103
Discovery Communications
4.375%, 06/15/21 (C)	53	55
Gap
5.950%, 04/12/21	698	657
Historic TW
9.150%, 02/01/23	200	274
Johnson Controls
4.250%, 03/01/21	65	68
Lowe’s MTN
7.110%, 05/15/37	110	148
NBCUniversal Media
5.950%, 04/01/41	50	56
4.375%, 04/01/21 (C)	221	227
2.875%, 04/01/16	422	430
Newell Rubbermaid
4.700%, 08/15/20	47	48
News America
7.300%, 04/30/28	150	175
7.250%, 05/18/18	50	58
6.650%, 11/15/37	25	27
6.150%, 03/01/37 (C)	707	755
6.150%, 02/15/41	63	67
Staples
9.750%, 01/15/14	80	93
TCI Communications
8.750%, 08/01/15 (C)	210	256
7.125%, 02/15/28	200	245
Thomson Reuters
5.950%, 07/15/13	213	230
4.700%, 10/15/19	75	81
3.950%, 09/30/21	107	107
Time Warner
7.625%, 04/15/31	620	774
6.250%, 03/29/41 (C)	225	257
4.750%, 03/29/21 (C)	205	215
Time Warner Cable
8.250%, 04/01/19 (C)	200	250
7.300%, 07/01/38	110	134
6.750%, 07/01/18	800	931
5.875%, 11/15/40	250	256
5.500%, 09/01/41 (C)	719	711
4.000%, 09/01/21	310	303

		12,979

Consumer Staples — 0.7%
Altria Group
10.200%, 02/06/39 (C)	145	210
4.750%, 05/05/21	200	207
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	1,095	1,422
5.375%, 11/15/14	220	246

110	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bunge Finance
8.500%, 06/15/19	$120	$149
Cencosud
5.500%, 01/20/21 (B)	180	180
Clorox
5.000%, 03/01/13	90	95
Coca-Cola
1.800%, 09/01/16 (B)	525	527
CVS Caremark
6.125%, 09/15/39	40	47
5.750%, 05/15/41	220	246
Diageo Capital
4.828%, 07/15/20 (C)	90	101
Diageo Finance BV
5.500%, 04/01/13	205	219
Kraft Foods
6.500%, 02/09/40 (C)	780	953
6.125%, 08/23/18 (C)	225	265
5.375%, 02/10/20	211	239
Kroger
7.500%, 04/01/31	30	40
5.400%, 07/15/40	14	15
PepsiCo
7.900%, 11/01/18	11	15
3.000%, 08/25/21	31	31
2.500%, 05/10/16 (C)	395	409
SABMiller
5.500%, 08/15/13 (B)	90	97
Wal-Mart Stores
5.625%, 04/15/41 (C)	590	727

		6,440

Energy — 1.2%
Anadarko Petroleum
7.625%, 03/15/14 (C)	180	202
BP Capital Markets
3.875%, 03/10/15	185	196
Canadian Natural Resources
7.200%, 01/15/32	50	64
CenterPoint Energy Resources
5.950%, 01/15/14	70	76
ConocoPhillips
6.000%, 01/15/20	100	122
Devon Energy
5.600%, 07/15/41	260	300
2.400%, 07/15/16 (C)	420	426
Encana
6.500%, 05/15/19 (C)	150	179
6.500%, 02/01/38	675	770
Energen
4.625%, 09/01/21	465	461
Energy Transfer Partners
9.000%, 04/15/19 (C)	225	271

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ENI
5.700%, 10/01/40 (B)	$300	$302
Enterprise Products Operating
5.700%, 02/15/42	40	42
Halliburton
6.150%, 09/15/19 (C)	80	97
Husky Energy
7.250%, 12/15/19 (C)	233	285
Kerr-McGee
6.950%, 07/01/24 (C)	545	637
Marathon Petroleum
6.500%, 03/01/41 (B)	190	205
Occidental Petroleum
1.750%, 02/15/17	35	35
Petro-Canada
6.800%, 05/15/38	475	574
6.050%, 05/15/18	115	134
Plains All American Pipeline
6.650%, 01/15/37	72	80
Pride International
6.875%, 08/15/20	175	202
Rockies Express Pipeline
3.900%, 04/15/15 (B)	560	574
Schlumberger Investment
3.300%, 09/14/21 (B)	47	47
1.950%, 09/14/16 (B)	505	502
Shell International Finance BV
5.500%, 03/25/40	210	261
4.300%, 09/22/19 (C)	300	337
3.100%, 06/28/15	60	64
Southern Union
8.250%, 11/15/29	675	796
Spectra Energy Capital
8.000%, 10/01/19 (C)	200	251
Statoil
3.125%, 08/17/17	50	53
Suncor Energy
6.500%, 06/15/38	100	117
Talisman Energy
7.750%, 06/01/19	365	448
TC Pipelines
4.650%, 06/15/21	65	67
Tennessee Gas Pipeline
8.000%, 02/01/16	1,000	1,162
Tosco
7.800%, 01/01/27	65	90
TransCanada Pipelines
7.125%, 01/15/19	50	63
6.500%, 08/15/18	175	214
Transcontinental Gas Pipeline
5.400%, 08/15/41 (B)	40	42
Transocean
6.500%, 11/15/20 (C)	120	131
Union Pacific Resources Group
7.150%, 05/15/28	52	59

SEI Institutional Managed Trust / Annual Report / September 30, 2011	111

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Williams
7.875%, 09/01/21	$817	$969
Williams, Ser A
7.500%, 01/15/31	215	252

		12,159

Financials — 13.0%
ABB Treasury Center USA
4.000%, 06/15/21 (B)	275	277
2.500%, 06/15/16 (B)	1,085	1,109
Abbey National Treasury Services
4.000%, 04/27/16 (C)	600	554
ACE INA Holdings
5.600%, 05/15/15	100	112
Achmea Hypotheekbank
3.200%, 11/03/14 (B)	1,075	1,136
Aflac
8.500%, 05/15/19 (C)	25	30
6.450%, 08/15/40	25	25
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (B)	30	32
Allstate
5.000%, 08/15/14	70	77
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	610	646
American Express
7.250%, 05/20/14	105	119
7.000%, 03/19/18 (C)	170	201
American Express Credit MTN
7.300%, 08/20/13	680	744
5.125%, 08/25/14	390	422
2.800%, 09/19/16 (C)	785	781
1.208%, 06/24/14 (A)	135	134
American Honda Finance MTN
3.875%, 09/21/20 (B)	495	495
American International Group
5.850%, 01/16/18 (C)	325	322
4.250%, 09/15/14 (C)	285	277
Andina de Fomento
3.750%, 01/15/16	90	91
ANZ National Int’l
2.375%, 12/21/12 (B)	100	101
AON
6.250%, 09/30/40	19	23
3.500%, 09/30/15	11	11
ASIF Global Financing XIX
4.900%, 01/17/13 (B)	186	188
Associates Corp of North America
6.950%, 11/01/18	200	221
Australia & New Zealand Banking Group
3.700%, 01/13/15 (B)	530	551

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America
7.375%, 05/15/14	$600	$619
6.500%, 08/01/16	1,325	1,316
6.100%, 06/15/17	2,600	2,421
6.000%, 09/01/17	445	428
5.750%, 12/01/17	110	103
5.650%, 05/01/18	1,615	1,533
5.625%, 07/01/20	75	69
5.420%, 03/15/17	100	87
5.000%, 05/13/21	700	625
4.500%, 04/01/15	150	142
3.750%, 07/12/16	570	519
3.625%, 03/17/16	155	141
Bank of Montreal
2.850%, 06/09/15 (B)	280	296
Bank of New York Mellon MTN
4.600%, 01/15/20	40	44
3.550%, 09/23/21	34	34
2.950%, 06/18/15 (C)	125	130
Bank of Nova Scotia
3.400%, 01/22/15	94	99
2.375%, 12/17/13 (C)	100	103
2.150%, 08/03/16 (B)	215	219
1.450%, 07/26/13 (B)	1,505	1,520
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (B)	100	106
Barclays Bank
5.200%, 07/10/14	150	153
5.125%, 01/08/20	760	745
5.000%, 09/22/16 (C)	1,450	1,453
2.500%, 01/23/13	150	149
BB&T
5.700%, 04/30/14	195	213
4.900%, 06/30/17 (C)	200	213
3.950%, 04/29/16 (C)	160	169
3.850%, 07/27/12	150	153
Bear Stearns
7.250%, 02/01/18	1,500	1,768
Berkshire Hathaway
3.750%, 08/15/21 (C)	1,313	1,332
Berkshire Hathaway Finance
5.400%, 05/15/18 (C)	690	788
BlackRock
6.250%, 09/15/17 (C)	145	168
Blackstone Holdings Finance
5.875%, 03/15/21 (B)	295	305
Boeing Capital
2.900%, 08/15/18	265	274
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/16 (B)	255	265
Canadian Imperial Bank of Commerce
2.600%, 07/02/15 (B) (C)	655	682
Capital One Financial
7.375%, 05/23/14	225	251

112	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.750%, 09/15/17	$145	$165
4.750%, 07/15/21 (C)	540	541
Caterpillar Financial Services MTN
7.150%, 02/15/19 (C)	110	141
5.850%, 09/01/17	140	166
CDP Financial
3.000%, 11/25/14 (B)	900	941
Charles Schwab
4.950%, 06/01/14	20	22
Chase Capital II
0.754%, 02/01/27 (A)	560	412
Citigroup
8.125%, 07/15/39 (C)	675	809
6.875%, 03/05/38	685	744
6.500%, 08/19/13 (C)	250	263
6.375%, 08/12/14 (C)	300	318
6.125%, 05/15/18	115	123
6.010%, 01/15/15	325	345
6.000%, 08/15/17	620	658
5.375%, 08/09/20	360	373
5.300%, 01/07/16 (C)	575	598
3.953%, 06/15/16 (C)	500	499
0.862%, 08/25/36 (A)	1,500	981
Citigroup Funding
1.875%, 10/22/12	680	691
CME Group
5.750%, 02/15/14	46	51
CNA Financial
6.500%, 08/15/16	155	167
5.875%, 08/15/20	72	74
5.750%, 08/15/21	245	247
Comerica
3.000%, 09/16/15	35	35
CommonWealth‡
6.650%, 01/15/18	60	67
6.250%, 08/15/16	100	107
Commonwealth Bank of Australia
2.125%, 03/17/14 (B)	1,250	1,255
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/10 (B)	100	105
5.250%, 05/24/41	480	526
Credit Suisse NY
6.000%, 02/15/18 (C)	370	375
Credit Suisse NY MTN
5.300%, 08/13/19	250	253
4.375%, 08/05/20	285	276
Credit Suisse USA
5.125%, 08/15/15	170	179
Deutsche Bank
4.875%, 05/20/13	750	775
3.875%, 08/18/14 (C)	100	102
2.375%, 01/11/13	1,355	1,346
Dexia Credit Local
2.750%, 04/29/14 (B)	1,795	1,768

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Discover Financial Services
6.450%, 06/12/17	$250	$260
DnB Boligkreditt
2.100%, 10/14/15 (B)	1,890	1,913
ERAC USA Finance
2.250%, 01/10/14 (B)	58	58
ERP Operating‡
5.750%, 06/15/17 (C)	125	140
5.125%, 03/15/16	830	890
Farmers Exchange Capital
7.200%, 07/15/48 (B)	1,321	1,424
7.050%, 07/15/28 (B)	480	514
FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/13 (B) (D)	250	244
FUEL Trust
3.984%, 06/15/16 (B)	200	196
General Electric Capital MTN
6.875%, 01/10/39 (C)	495	568
6.750%, 03/15/32 (C)	965	1,102
6.000%, 08/07/19	645	726
5.900%, 05/13/14	850	929
5.875%, 01/14/38	1,100	1,127
5.625%, 09/15/17	700	769
5.500%, 01/08/20 (C)	180	196
5.400%, 02/15/17	200	218
5.375%, 10/20/16 (C)	350	384
5.300%, 02/11/21	300	311
4.625%, 01/07/21 (C)	599	622
0.539%, 08/07/18 (A)	850	740
Goldman Sachs Group MTN
7.500%, 02/15/19 (C)	700	781
6.250%, 09/01/17	650	678
6.250%, 02/01/41	190	185
6.150%, 04/01/18 (C)	780	808
6.000%, 05/01/14	750	794
6.000%, 06/15/20 (C)	975	1,003
5.375%, 03/15/20	950	943
5.250%, 10/15/13	140	145
5.250%, 07/27/21	870	858
3.625%, 02/07/16 (C)	1,060	1,032
GTP Acquisition Partners I
4.347%, 06/15/16 (B)	144	145
Hartford Financial Services Group
5.500%, 03/30/20	215	210
HCP MTN‡
6.750%, 02/01/41 (C)	150	161
6.700%, 01/30/18	975	1,053
6.300%, 09/15/16	375	401
6.000%, 06/15/14	500	531
5.650%, 12/15/13	386	405
Health Care‡
6.125%, 04/15/20	1,775	1,851
Health Care REIT‡
6.500%, 03/15/41	145	138

SEI Institutional Managed Trust / Annual Report / September 30, 2011	113

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Healthcare Realty Trust‡
6.500%, 01/17/17	$1,400	$1,511
HSBC Bank
4.125%, 08/12/20 (B)	100	99
1.625%, 07/07/14 (B)	200	201
HSBC Bank USA NY
4.625%, 04/01/14	175	179
HSBC Finance
6.676%, 01/15/21 (B)	1,000	983
5.500%, 01/19/16	140	146
4.750%, 07/15/13 (C)	160	165
HSBC Holdings
5.100%, 04/05/21 (C)	390	402
HSBC Holdings PLC
6.800%, 06/01/38 (C)	230	230
International Lease Finance
7.125%, 09/01/18 (B)	500	502
6.750%, 09/01/16 (B)	500	501
Itau Unibanco Holding MTN
6.200%, 04/15/20 (B)	120	121
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (B)	200	211
Jefferies Group
6.450%, 06/08/27	160	154
6.250%, 01/15/36	120	109
5.125%, 04/13/18 (C)	240	225
John Deere Capital MTN
5.750%, 09/10/18	100	121
JPMorgan Chase
6.000%, 01/15/18	115	128
5.600%, 07/15/41	350	366
4.350%, 08/15/21	50	51
3.450%, 03/01/16	385	387
JPMorgan Chase Bank
6.000%, 10/01/17	2,327	2,446
JPMorgan Chase Capital XIII
1.196%, 09/30/34 (A)	500	388
JPMorgan Chase Capital XXV
6.800%, 10/01/37	283	285
KeyBank
5.800%, 07/01/14 (C)	250	270
Kilroy Realty‡
6.625%, 06/01/20	175	190
5.000%, 11/03/15	130	135
4.800%, 07/15/18	310	299
Korea Development Bank
3.250%, 03/09/16 (C)	374	361
Lazard Group
7.125%, 05/15/15 (C)	438	484
6.850%, 06/15/17	609	671
Lincoln National
4.850%, 06/24/21	10	10

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lloyds TSB Bank
6.375%, 01/21/21 (C)	$1,125	$1,109
5.800%, 01/13/20 (B)	310	295
M&T Bank
5.375%, 05/24/12	80	82
Macquarie Group
7.300%, 08/01/14	1,475	1,597
7.300%, 08/01/14 (B)	120	130
6.250%, 01/14/21 (B)	96	91
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (B)	640	964
MassMutual Global Funding II
2.875%, 04/21/14 (B)	100	103
MBNA Capital B
1.054%, 02/01/27 (A)	500	322
Merrill Lynch
6.875%, 04/25/18	100	98
6.400%, 08/28/17	150	146
6.150%, 04/25/13	140	140
6.050%, 05/16/16 (C)	920	828
MetLife
6.750%, 06/01/16	390	449
6.400%, 12/15/36 (C)	695	616
5.700%, 06/15/35 (C)	145	155
Metropolitan Life Global Funding I
5.125%, 06/10/14 (B) (C)	100	108
2.500%, 01/11/13 (B)	310	313
2.500%, 09/29/15 (B)	520	524
Monumental Global Funding
5.500%, 04/22/13 (B)	65	69
Morgan Stanley MTN
7.300%, 05/13/19	920	948
6.625%, 04/01/18	1,770	1,756
6.250%, 08/28/17 (C)	200	197
5.950%, 12/28/17	100	97
5.750%, 08/31/12 (C)	180	186
5.750%, 01/25/21	100	92
5.625%, 09/23/19	285	267
5.550%, 04/27/17	100	96
5.500%, 01/26/20	700	643
5.500%, 07/28/21	125	116
5.450%, 01/09/17	470	453
4.750%, 04/01/14	620	589
4.200%, 11/20/14 (C)	156	153
National Australia Bank
3.750%, 03/02/15 (B) (C)	120	125
3.000%, 07/27/16 (B)	180	180
2.500%, 01/08/13 (B)	150	152
National Bank of Canada
1.650%, 01/30/14 (B)	870	884
National City
6.875%, 05/15/19	50	57
4.900%, 01/15/15	200	217

114	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National City Bank
0.703%, 06/07/17 (A)	$1,300	$1,190
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	60	86
2.625%, 09/16/12	25	25
Nationwide Mutual Insurance
9.375%, 08/15/39 (B)	110	128
6.600%, 04/15/34 (B)	35	32
New York Life Global Funding
4.650%, 05/09/13 (B)	150	158
3.000%, 05/04/15 (B)	720	748
New York Life Insurance
6.750%, 11/15/39 (B)	255	315
Nomura Holdings
6.700%, 03/04/20 (C)	115	129
5.000%, 03/04/15	40	42
4.125%, 01/19/16	60	61
Nordea Bank
4.875%, 05/13/21 (B) (C)	230	197
Nordea Eiendomskreditt
1.875%, 04/07/14 (B)	985	998
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (B)	470	553
PACCAR Financial MTN
1.550%, 09/29/14	35	35
Pacific Life Global Funding MTN
5.150%, 04/15/13 (B)	100	104
5.000%, 05/15/17 (B)	50	53
Pipeline Funding
7.500%, 01/15/30 (B)	1,500	1,677
PNC Funding
5.125%, 02/08/20	90	100
2.700%, 09/19/16	570	570
Post Apartment Homes
4.750%, 10/15/17	700	736
Power Receivables Financial
6.290%, 01/01/12 (B)	18	18
Principal Life Income Funding Trusts MTN
5.300%, 12/14/12	125	131
5.300%, 04/24/13 (C)	125	133
5.100%, 04/15/14	225	242
Protective Life
8.450%, 10/15/39	137	158
Prudential Financial MTN
5.625%, 05/12/41	90	85
Prudential Holdings
8.695%, 12/18/23 (B)	1,200	1,514
1.225%, 12/18/17 (A) (B)	750	699
Prudential Insurance of America
8.300%, 07/01/25 (B)	150	196
Rabobank Nederland MTN
3.200%, 03/11/15 (B)	200	207

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Royal Bank of Canada MTN
2.300%, 07/20/16 (C)	$120	$121
Simon Property Group‡
10.350%, 04/01/19	130	174
6.750%, 05/15/14	50	56
5.650%, 02/01/20	38	42
Sparebank 1 Boligkreditt
1.250%, 10/25/13 (B)	390	392
Stadshypotek
1.450%, 09/30/13 (B)	1,049	1,055
Standard Chartered
3.200%, 05/12/16 (B) (C)	490	486
Svensk Exportkredit
3.250%, 09/16/14 (C)	667	708
Swedbank Hypotek
2.950%, 03/28/16 (B)	425	444
2.125%, 08/31/16 (B)	495	496
Toronto-Dominion Bank
2.500%, 07/14/16	72	74
2.200%, 07/29/15 (B)	100	103
1.625%, 09/14/16 (B)	1,695	1,689
Toyota Motor Credit MTN
3.400%, 09/15/21	740	746
3.200%, 06/17/15	87	91
2.000%, 09/15/16	200	199
Travelers
3.900%, 11/01/20	300	308
Travelers Property Casualty
7.750%, 04/15/26	100	132
UBS MTN
5.875%, 12/20/17 (C)	120	123
5.750%, 04/25/18 (C)	100	103
US Bancorp MTN
2.875%, 11/20/14	138	143
2.450%, 07/27/15	250	257
Wachovia
5.750%, 06/15/17	485	546
Wachovia Bank MTN
6.000%, 11/15/17	875	970
4.875%, 02/01/15	600	632
0.677%, 03/15/16 (A)	400	357
WEA Finance
7.500%, 06/02/14 (B)	1,140	1,272
7.125%, 04/15/18 (B)	60	69
6.750%, 09/02/19 (B)	70	78
4.625%, 05/10/21 (B) (C)	245	234
Wells Fargo
5.625%, 12/11/17 (C)	180	204
3.676%, 06/15/16 (C)	390	406
Westpac Banking MTN
4.875%, 11/19/19 (C)	260	272
3.000%, 12/09/15	515	523
1.099%, 03/31/14 (A) (B)	1,200	1,204

SEI Institutional Managed Trust / Annual Report / September 30, 2011	115

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WR Berkley
5.375%, 09/15/20	$180	$185
XL Group
5.750%, 10/01/21	145	145
ZFS Finance USA Trust IV
5.875%, 05/09/32 (A) (B)	1,750	1,735

		126,037

Health Care — 0.4%
Amgen
5.750%, 03/15/40	62	75
5.650%, 06/15/42	657	795
4.500%, 03/15/20	22	25
3.450%, 10/01/20	50	51
Coventry Health Care
5.950%, 03/15/17	508	569
5.450%, 06/15/21	120	130
Gilead Sciences
4.500%, 04/01/21	425	458
Life Technologies
5.000%, 01/15/21	425	440
Medco Health Solutions
2.750%, 09/15/15	35	35
Pharmacia
6.500%, 12/01/18	120	150
Roche Holdings
7.000%, 03/01/39 (B)	265	379
Sanofi-Aventis
2.625%, 03/29/16	465	481
Stryker
2.000%, 09/30/16	275	276
Thermo Fisher Scientific
3.200%, 03/01/16	225	236
UnitedHealth Group
6.875%, 02/15/38	90	118

		4,218

Industrials — 0.9%
American Airlines, 2011-1 Cl A Pass-Through Trust
5.250%, 01/31/21	19	17
American Airlines, 2011-2 Cl A Pass-Through Trust
8.625%, 10/15/21	80	80
BAE Systems Holdings
5.200%, 08/15/15 (B)	90	99
Burlington Northern Santa Fe
7.290%, 06/01/36	90	127
5.750%, 03/15/18	950	1,119
5.750%, 05/01/40	131	154
5.400%, 06/01/41	50	56
4.700%, 10/01/19	75	84
3.450%, 09/15/21 (C)	16	16

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Canadian National Railway
5.850%, 11/15/17	$50	$60
Cargill
7.350%, 03/06/19 (B)	250	319
Caterpillar
5.200%, 05/27/41	460	538
Continental Airlines Pass-Through Trust, Ser 1999-2
7.256%, 03/15/20	271	277
Continental Airlines Pass-Through Trust, Ser 2000-1
8.048%, 11/01/20	370	385
Continental Airlines Pass-Through Trust, Ser 2009-2
7.250%, 11/10/19	190	198
Continental Airlines Pass-Through Trust, Ser A
5.983%, 04/19/22 (C)	540	542
CSX
6.250%, 03/15/18	155	187
Danaher
3.900%, 06/23/21	22	24
Delta Air Lines Pass-Through Trust, Ser 2010-1
6.200%, 07/02/18 (C)	566	583
Delta Air Lines Pass-Through Trust, Ser 2010-2
4.950%, 05/23/19	49	48
Eaton
7.625%, 04/01/24	75	102
Fluor
3.375%, 09/15/21	68	68
Hutchison Whampoa International
5.750%, 09/11/19 (B)	355	381
JetBlue Airways Pass-Through Trust, 2004-1 G-1
0.722%, 12/15/13 (A)	449	410
Koninklijke Philips Electronics
5.750%, 03/11/18	24	28
Lockheed Martin
5.720%, 06/01/40	82	94
3.350%, 09/15/21	650	644
2.125%, 09/15/16	37	37
Norfolk Southern
6.000%, 05/23/11 (C)	158	187
Northrop Grumman
1.850%, 11/15/15	540	537
Pitney Bowes
5.600%, 03/15/18	25	26
5.000%, 03/15/15	50	53
4.875%, 08/15/14	50	54
Ryder System MTN
3.600%, 03/01/16	35	37
Tyco International
7.000%, 12/15/19	30	37

116	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tyco International Finance
8.500%, 01/15/19	$50	$65
Union Pacific
4.163%, 07/15/22 (B) (C)	131	140
United Parcel Service of America
8.375%, 04/01/20	50	70
United Technologies
8.875%, 11/15/19	110	155
Verisk Analytics
5.800%, 05/01/21	220	247
Waste Management
4.750%, 06/30/20	93	101
2.600%, 09/01/16	180	180

		8,566

Information Technology — 0.7%
Adobe Systems
4.750%, 02/01/20	265	278
Arrow Electronics
6.875%, 07/01/13	25	27
6.875%, 06/01/18	95	106
6.000%, 04/01/20	45	48
Cisco Systems
5.900%, 02/15/39	150	180
5.500%, 01/15/40 (C)	265	306
Dell
5.650%, 04/15/18	90	102
Fiserv
3.125%, 06/15/16	295	299
Hewlett-Packard
6.000%, 09/15/41	660	696
4.375%, 09/15/21	39	40
3.000%, 09/15/16	172	173
HP Enterprise Services
7.450%, 10/15/29 (C)	125	154
Intel
4.800%, 10/01/41	65	70
3.300%, 10/01/21	1,640	1,675
International Business Machines
8.000%, 10/15/38	100	151
1.950%, 07/22/16	515	520
Intuit
5.750%, 03/15/17	75	84
Microsoft
5.300%, 02/08/41	775	954
4.500%, 10/01/40	14	15
1.625%, 09/25/15	90	92
National Semiconductor
3.950%, 04/15/15	100	107
Oracle
5.375%, 07/15/40 (B)	17	20
5.000%, 07/08/19 (C)	200	231
Xerox
8.250%, 05/15/14	90	102

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.500%, 05/15/21	$13	$13

		6,443

Materials — 0.2%
ArcelorMittal
5.500%, 03/01/21	178	159
BHP Billiton Finance USA
6.500%, 04/01/19 (C)	125	154
CRH America
6.000%, 09/30/16	31	33
Dow Chemical
8.550%, 05/15/19	523	670
7.600%, 05/15/14	190	216
E.I. du Pont de Nemours
5.600%, 12/15/36	80	98
4.900%, 01/15/41	25	28
1.950%, 01/15/16	40	40
Potash Corp of Saskatchewan
6.500%, 05/15/19	50	61
PPG Industries
9.000%, 05/01/21	145	203
Praxair
5.200%, 03/15/17	70	81
4.375%, 03/31/14	75	81
Rio Tinto Finance USA
3.750%, 09/20/21	90	90
Rio Tinto Finance USA Ltd.
8.950%, 05/01/14	80	95
Teck Resources
6.250%, 07/15/41 (C)	297	311
Union Carbide
7.750%, 10/01/96	50	60

		2,380

Telecommunication Services — 1.1%
America Movil
6.125%, 03/30/40	285	296
2.375%, 09/08/16 (C)	350	338
American Tower
5.050%, 09/01/20 (C)	124	124
4.500%, 01/15/18 (C)	445	446
AT&T
8.000%, 11/15/31	13	18
6.400%, 05/15/38	135	157
6.300%, 01/15/38	435	498
5.550%, 08/15/41	960	1,034
5.500%, 02/01/18	100	115
5.350%, 09/01/40	423	442
4.850%, 02/15/14 (C)	200	215
BellSouth Telecommunications
6.300%, 12/15/15	137	146
British Telecommunications
5.950%, 01/15/18 (C)	200	222

SEI Institutional Managed Trust / Annual Report / September 30, 2011	117

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

British Telecommunications PLC
9.875%, 12/15/30	$45	$65
Cellco Partnership
8.500%, 11/15/18	230	307
7.375%, 11/15/13	240	269
Centel Capital
9.000%, 10/15/19	65	73
CenturyLink
7.600%, 09/15/39	320	288
6.450%, 06/15/21	120	111
Deutsche Telekom International Finance BV
6.000%, 07/08/19	175	202
France Telecom
8.500%, 03/01/31	50	69
2.750%, 09/14/16	665	660
GTE
8.750%, 11/01/21 (C)	300	419
6.840%, 04/15/18	150	181
Qwest
6.750%, 12/01/21	156	153
Telecom Italia Capital
6.999%, 06/04/18	150	150
4.950%, 09/30/14	620	597
Telefonica Emisiones SAU
6.221%, 07/03/17 (C)	205	207
5.462%, 02/16/21	23	22
2.582%, 04/26/13	695	673
Telefonica Moviles Chile
2.875%, 11/09/15 (B) (C)	210	201
Telemar Norte Leste SA
5.500%, 10/23/20 (B)	450	428
Verizon Communications
6.000%, 04/01/41	115	140
5.850%, 09/15/35	40	47
Verizon Global Funding
7.750%, 12/01/30	610	838
Vodafone Group
5.450%, 06/10/19	75	88

		10,239

Utilities — 2.0%
AEP Texas Central Transition Funding
5.170%, 01/01/18	575	673
5.090%, 07/01/15	1,300	1,441
AGL Capital
5.250%, 08/15/19	50	56
4.450%, 04/15/13	120	124
Alabama Power
6.125%, 05/15/38	18	23
5.875%, 12/01/22	95	117
Ameren
8.875%, 05/15/14	310	351

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Water Capital
6.085%, 10/15/17	$100	$117
Appalachian Power
5.950%, 05/15/33	100	115
Aquila
11.875%, 07/01/12	1,210	1,301
Arizona Public Service
5.050%, 09/01/41	47	51
Atmos Energy
4.950%, 10/15/14	75	82
Carolina Power & Light
5.300%, 01/15/19 (C)	175	206
3.000%, 09/15/21	514	518
CenterPoint Energy
6.500%, 05/01/18	50	59
CenterPoint Energy Resources
4.500%, 01/15/21	81	83
Cleveland Electric Illuminating
8.875%, 11/15/18	320	433
7.880%, 11/01/17	170	214
Consolidated Edison of New York
5.700%, 06/15/40	38	46
Consumers Energy
6.700%, 09/15/19 (C)	100	127
Dominion Resources
8.875%, 01/15/19	700	933
6.400%, 06/15/18	180	217
4.900%, 08/01/41 (C)	105	109
1.950%, 08/15/16	165	164
Duke Energy
6.300%, 02/01/14	120	133
3.550%, 09/15/21	76	76
Duke Energy Carolinas
4.300%, 06/15/20	39	43
Duke Energy Indiana
3.750%, 07/15/20	52	55
EDF
4.600%, 01/27/20 (B)	65	68
Enel Finance International
6.000%, 10/07/39 (B)	375	316
5.125%, 10/07/19 (B)	100	94
Exelon Generation
6.250%, 10/01/39	40	46
5.200%, 10/01/19	35	38
4.000%, 10/01/20	120	119
Florida Power & Light
5.125%, 06/01/41	28	33
Great Plains Energy
4.850%, 06/01/21	60	63
Hydro Quebec
2.000%, 06/30/16 (C)	585	597
Jersey Central Power & Light
7.350%, 02/01/19 (C)	100	127
Kansas City Power & Light
5.300%, 10/01/41	100	102

118	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Korea Hydro & Nuclear Power
3.125%, 09/16/15 (B) (C)	$350	$342
LG&E and KU Energy
4.375%, 10/01/21 (B)	360	360
Massachusetts Electric
5.900%, 11/15/39 (B)	55	68
MidAmerican Energy
5.300%, 03/15/18	200	232
MidAmerican Energy Holdings
6.500%, 09/15/37	195	244
6.125%, 04/01/36	100	120
National Grid
6.300%, 08/01/16	170	195
Nevada Power
7.125%, 03/15/19 (C)	110	137
5.375%, 09/15/40	12	14
Niagara Mohawk Power
4.881%, 08/15/19 (B)	80	89
Nisource Finance
6.125%, 03/01/22	1,000	1,133
Northern States Power
6.250%, 06/01/36 (C)	100	133
5.350%, 11/01/39	19	23
Oncor Electric Delivery
6.800%, 09/01/18	460	559
Pacific Gas & Electric
8.250%, 10/15/18	60	80
5.625%, 11/30/17	525	612
5.400%, 01/15/40	42	47
3.250%, 09/15/21	12	12
Pacificorp
6.250%, 10/15/37	90	116
5.650%, 07/15/18	175	211
Panhandle Eastern Pipeline
6.200%, 11/01/17	625	726
PPL Electric Utilities
3.000%, 09/15/21	235	234
PPL WEM Holdings
3.900%, 05/01/16 (B)	275	288
Progress Energy
6.850%, 04/15/12	229	236
PSEG Power
5.500%, 12/01/15	100	111
5.320%, 09/15/16	40	44
5.125%, 04/15/20	45	49
4.150%, 09/15/21	33	33
2.750%, 09/15/16	200	199
Public Service Electric & Gas MTN
5.375%, 11/01/39	28	34
2.700%, 05/01/15	45	47
Public Service of Colorado
4.750%, 08/15/41	55	61
Public Service of Oklahoma
5.150%, 12/01/19	33	37

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sempra Energy
8.900%, 11/15/13	$180	$205
6.000%, 10/15/39	50	61
2.000%, 03/15/14 (C)	545	551
Southern
1.950%, 09/01/16	26	26
Southern California Edison
5.500%, 03/15/40	50	62
3.875%, 06/01/21	22	24
Southern Power
5.150%, 09/15/41	11	11
Southwestern Public Service
8.750%, 12/01/18	90	123
Texas-New Mexico Power
9.500%, 04/01/19 (B)	1,290	1,694
Wisconsin Electric Power
2.950%, 09/15/21	3	3

		19,056

Total Corporate Obligations (Cost $201,271) ($ Thousands)		208,517

U.S. TREASURY OBLIGATIONS — 19.0%
U.S. Treasury Bills
0.020%, 11/10/11 to 12/08/11 (D) (F)	50	50
U.S. Treasury Bonds
8.875%, 08/15/17	1,690	2,434
8.750%, 05/15/20 to 08/15/20	775	1,218
8.500%, 02/15/20	425	655
8.125%, 08/15/19	798	1,189
8.000%, 11/15/21	504	787
7.625%, 02/15/25	1,575	2,537
7.500%, 11/15/16	1,200	1,591
6.750%, 08/15/26	250	384
6.500%, 11/15/26	200	301
6.375%, 08/15/27	50	75
6.250%, 05/15/30	200	306
6.125%, 11/15/27	500	737
5.500%, 08/15/28	1,100	1,536
4.750%, 02/15/41	381	521
4.500%, 02/15/36	938	1,215
4.375%, 05/15/40 to 05/15/41 (C)	10,469	13,524
4.250%, 11/15/40 (C)	1,977	2,500
3.875%, 08/15/40	15,940	18,939
3.750%, 08/15/41 (C)	8,092	9,421
3.250%, 12/31/16	1,100	1,225
2.625%, 12/31/14	500	534
2.375%, 10/31/14	500	529
U.S. Treasury Inflation Protected Security
2.500%, 01/15/29	105	135
2.125%, 02/15/41	2,053	2,622

SEI Institutional Managed Trust / Annual Report / September 30, 2011	119

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Treasury Notes
4.750%, 08/15/17	$2,720	$3,275
4.250%, 11/15/17 (F)	5,460	6,439
3.500%, 02/15/18	2,000	2,272
3.125%, 10/31/16 to 05/15/21 (C)	8,467	9,407
2.750%, 05/31/17 to 12/31/17	5,435	5,921
2.250%, 07/31/18	500	528
2.125%, 08/15/21 (C)	17,237	17,541
1.875%, 09/30/17	545	566
1.500%, 06/30/16 to 08/31/18 (C)	13,355	13,712
1.375%, 09/30/18	726	722
1.000%, 08/31/16 to 09/30/16 (C)	21,547	21,591
0.875%, 01/31/12	9,755	9,781
0.625%, 07/15/14	1,390	1,398
0.375%, 06/30/13 to 07/31/13	2,090	2,095
0.250%, 09/15/14	990	985
U.S. Treasury STRIPS (D)
6.291%, 05/15/24	200	145
5.118%, 11/15/27	200	125
5.044%, 05/15/26	100	67
5.000%, 08/15/25	100	69
4.966%, 11/15/31	50	27
4.871%, 08/15/27	700	443
4.867%, 02/15/24	75	55
4.810%, 05/15/36	100	46
4.763%, 02/15/27	700	452
4.758%, 05/15/29	100	59
4.714%, 08/15/19	1,350	1,178
4.710%, 08/15/24	500	358
4.698%, 02/15/28	600	372
4.693%, 05/15/28	600	369
4.624%, 05/15/27	515	330
4.576%, 05/15/34	175	87
4.545%, 08/15/30	325	184
4.541%, 11/15/33	350	177
4.544%, 11/15/20	1,250	1,043
4.536%, 02/15/34	250	125
4.518%, 02/15/30	1,000	576
4.470%, 11/15/32	150	78
4.455%, 11/15/29	300	174
4.454%, 05/15/33	375	193
4.453%, 08/15/33	300	153
4.422%, 11/15/30	950	533
4.350%, 02/15/32	150	80
4.339%, 11/15/26	1,000	652
4.312%, 11/15/24	150	106
4.283%, 02/15/17	3,660	3,441
4.271%, 05/15/30	200	114
4.120%, 05/15/19	875	771
3.829%, 08/15/18	400	361
3.809%, 11/15/17	1,550	1,429

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.805%, 02/15/22	$600	$477
3.727%, 08/15/20	3,350	2,816
3.664%, 02/15/18	725	663
3.623%, 05/15/31	185	102
3.433%, 08/15/21	100	81
3.385%, 11/15/16	200	189
3.125%, 11/15/21	200	161
3.113%, 05/15/20	3,824	3,246
3.094%, 05/15/18	250	227
3.037%, 02/15/16	100	96
2.775%, 02/15/15	100	98
2.753%, 02/15/20	200	172
1.179%, 02/15/14	1,200	1,190

Total U.S. Treasury Obligations (Cost $168,158) ($ Thousands)		185,088

ASSET-BACKED SECURITIES — 6.4%

Automotive — 0.7%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (B)	68	69
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	84	85
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/15	89	90
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	225	226
Ally Auto Receivables Trust, Ser 2011-1, Cl A2
0.810%, 10/15/13	157	157
Ally Auto Receivables Trust, Ser 2011-1, Cl A3
1.380%, 01/15/15	85	86
Ally Auto Receivables Trust, Ser 2011-4, Cl A4
1.140%, 06/15/16	328	327
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A3
1.770%, 03/17/14	33	33
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	110	110
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	127	127
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/15	75	75
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A2
0.840%, 11/10/14	195	195

120	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/16	$259	$259
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	100	100
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (B)	37	38
Bank of America Auto Trust, Ser 2009-3A, Cl A3
1.670%, 12/15/13 (B)	53	53
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/17 (B)	100	102
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (B)	83	84
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	24	24
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	74	74
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A3
0.910%, 08/08/13	250	250
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A3
2.590%, 10/15/13 (B)	235	237
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	100	102
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	72	72
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (B)	200	200
Huntington Auto Trust, Ser 2011-1A, Cl A2
0.760%, 04/15/14 (B)	240	240
Huntington Auto Trust, Ser 2011-1A, Cl A4
1.310%, 11/15/16 (B)	200	200
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	80	80
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/17	90	91
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/15	64	64

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/17	$71	$72
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A4
1.300%, 02/15/18	290	290
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/16 (B)	169	169
Mercedes-Benz Auto Receivables Trust, Ser 2010-1A, Cl A3
1.420%, 08/15/14	171	172
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/16 (B)	230	235
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A3
0.870%, 07/15/14	95	95
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	75	76
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A4
2.390%, 06/15/17 (B)	100	102
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl B
2.060%, 06/15/17 (B)	43	43
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	190	190
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/15	125	127
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A3
0.980%, 10/15/14	250	251
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	145	149
USAA Auto Owner Trust, Ser 2009-2, Cl A3
1.540%, 02/18/14	64	64
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A3
1.490%, 06/16/14 (B)	70	70
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A2
1.080%, 07/15/13 (B)	50	50
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	424	432
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/15	135	138

		6,575

SEI Institutional Managed Trust / Annual Report / September 30, 2011	121

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 0.8%
Capital One Multi-Asset Execution Trust, Ser 2004-A4, Cl A4
0.449%, 03/15/17 (A)	$154	$154
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.309%, 09/15/15 (A)	293	293
Chase Issuance Trust, Ser 2005-A11, Cl A
0.299%, 12/15/14 (A)	676	676
Chase Issuance Trust, Ser 2005-A6, Cl A6
0.299%, 07/15/14 (A)	219	219
Citibank Credit Card Issuance Trust, Ser 2005-A2, Cl A2
4.850%, 03/10/17	485	547
Citibank Credit Card Issuance Trust, Ser 2009-A4, Cl A4
4.900%, 06/23/16	435	483
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.979%, 08/15/18 (A) (B)	1,886	1,973
Citibank Omni Master Trust, Ser 2009-A8, Cl A8
2.329%, 05/16/16 (A) (B)	1,029	1,038
DBRR Trust, Ser 2011-LC2
4.537%, 04/12/21	500	522
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.529%, 12/15/14 (A)	231	233
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	426	436
MBNA Master Credit Card Trust, Ser 1997-B, Cl A
0.389%, 08/15/14 (A)	1,315	1,315
World Financial Network Credit Card Master Trust, Ser 2009-A, Cl A
4.600%, 09/15/15	499	501

		8,390

Mortgage Related Securities — 1.7%
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.285%, 01/25/34 (A)	505	426
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
0.885%, 12/25/34 (A)	1,087	959
Aegis Asset-Backed Securities Trust, Ser 2004-6, Cl M1
0.775%, 03/25/35 (A)	1,014	947
Arch Bay Asset-Backed Securities, Ser 2010-2, Cl A
4.125%, 04/25/57 (A) (B)	93	93

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Argent Securities, Ser 2003-W5, Cl M1
0.935%, 10/25/33 (A)	$418	$319
Asset-Backed Securities Home Equity, Ser 2005-HE6, Cl M1
0.725%, 07/25/35 (A)	844	810
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
0.975%, 11/25/34 (A)	1,576	1,368
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.605%, 08/25/35 (A)	1,525	1,243
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.335%, 03/25/37 (A)	425	409
BNC Mortgage Loan Trust, Ser 2008-4, Cl A3A
0.485%, 11/25/37 (A)	827	799
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	—	—
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	2	2
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.721%, 01/20/35 (A)	110	95
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.501%, 01/20/35 (A)	88	78
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.390%, 01/20/36 (A)	1,537	1,432
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.380%, 03/20/36 (A)	97	89
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2V
0.411%, 03/20/36 (A)	1,295	1,262
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.430%, 03/20/36 (A)	108	91
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.710%, 03/20/36 (A)	2,000	946
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/36	173	174
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.430%, 11/20/36 (A)	248	220
IXIS Real Estate Capital Trust, Ser 2005-HE1, Cl M2
0.970%, 06/25/35 (A)	558	510

122	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.585%, 07/25/34 (A) (B)	$190	$181
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
0.985%, 01/25/35 (A)	44	43
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.275%, 01/25/37 (A)	12	12
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/49	100	102
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.285%, 12/25/36 (A)	4	4
Option One Mortgage Loan Trust, Ser 2003-5, Cl M1
1.210%, 08/25/33 (A)	257	145
Residential Asset Securities, Ser 2005-EMX3, Cl AI4
0.605%, 09/25/35 (A)	216	213
Residential Asset Securities, Ser 2005-KS9, Cl A3
0.605%, 10/25/35 (A)	100	94
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/32 (B)	134	113
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/33	88	88
Saxon Asset Securities Trust, Ser 2004-1, Cl M1
1.030%, 03/25/35 (A)	1,684	1,217
Structured Asset Securities, Ser 2002- AL1, Cl A2
3.450%, 02/25/32	90	82
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/35	187	184
Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A1
5.682%, 06/25/51 (B)	150	150
Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A2
9.317%, 06/25/51 (B)	150	150
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 05/25/34 (A)	1,400	1,396

		16,446

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 3.2%
AH Mortgage Advance Trust, Ser 2011-1, PO
3.370%, 05/10/43 (B)	$667	$664
2.630%, 05/10/42 (B)	139	139
AH Mortgage Advance Trust, Ser 2011-2, Cl B1
6.900%, 09/15/43 (B)	120	120
AH Mortgage Advance Trust, Ser 2011-2, Cl A1
3.270%, 09/15/43 (B)	373	373
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	765	777
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/16	395	398
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	363	362
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.457%, 02/25/35 (A)	850	810
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.247%, 10/27/36 (A)	400	364
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/34	122	121
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/34	125	108
CIT Education Loan Trust, Ser 2007-1, Cl A
0.448%, 03/25/42 (A) (B)	893	818
CNH Equipment Trust, Ser 2009-C, Cl A3
1.850%, 12/16/13	10	10
CNH Equipment Trust, Ser 2009-C, Cl A4
3.000%, 08/17/15	560	572
CNH Equipment Trust, Ser 2010-A, Cl A3
1.540%, 07/15/14	204	204
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.695%, 10/25/35 (A)	732	702
EFS Volunteer, Ser 2010-1, Cl A2
1.103%, 10/25/35 (A) (B)	800	759
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16	480	489

SEI Institutional Managed Trust / Annual Report / September 30, 2011	123

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Seaco Finance Srl, Ser 2005-1A, Cl A
0.480%, 11/17/20 (A) (B)	$1,167	$1,100
Goal Capital Funding Trust, Ser 2006-1, Cl A3
0.432%, 11/25/26 (A)	984	928
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV2
0.295%, 10/25/36 (A)	222	220
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/18	666	695
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	1,013	1,021
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.455%, 03/23/37 (A)	249	226
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.393%, 11/23/22 (A)	341	333
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.333%, 10/26/26 (A)	561	556
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.382%, 05/27/25 (A)	742	679
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.962%, 11/25/24 (A)	865	893
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/33 (B)	47	47
Northstar Education Finance, Ser 2007-1, Cl A3
0.313%, 01/29/46 (A)	750	670
Park Place Securities, Ser 200-MHQ1, Cl M1
0.935%, 12/25/34 (A)	1,219	1,118
PennyMac Loan Trust, Ser 2010-NPL1, Cl A
4.250%, 05/25/50 (A) (B)	22	22
PennyMac Loan Trust, Ser 2010-NPL1, Cl M1
5.000%, 05/25/50 (A) (B)	150	148
PG&E Energy Recovery Funding, Ser 2005-1, Cl A4
4.370%, 06/25/14	152	155
Real Estate Asset Trust, Ser 2011-3A, Cl A1
5.440%, 06/25/31 (B)	80	81
Residential Asset Mortgage Products, Ser 2004-RZ1, Cl AI7
4.030%, 01/25/33 (A)	916	913

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.575%, 10/25/35 (A)	$150	$122
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/41 (B)	179	179
RSB Bondco, Ser 2007-A, Cl A1
5.470%, 10/01/14	54	55
RSB Bondco, Ser 2007-A, Cl A3
5.820%, 06/28/19	405	484
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.686%, 05/15/28 (A)	659	633
SLM Student Loan Trust, Ser 2003-14, Cl A5
0.483%, 01/25/23 (A)	980	964
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.423%, 07/25/23 (A)	288	279
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.363%, 07/27/26 (A)	737	715
SLM Student Loan Trust, Ser 2006-4, Cl A5
0.353%, 10/25/25 (A)	153	149
SLM Student Loan Trust, Ser 2006-5, Cl A6B
0.373%, 10/25/40 (A)	875	743
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.313%, 01/25/22 (A)	202	201
SLM Student Loan Trust, Ser 2008-4, Cl A2
1.303%, 07/25/16 (A)	265	268
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.803%, 10/25/17 (A)	130	130
SLM Student Loan Trust, Ser 2008-9, Cl A
1.753%, 04/25/23 (A)	486	499
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.443%, 10/28/28 (A)	356	355
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.535%, 11/25/35 (A)	1,076	982
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.505%, 06/25/35 (A)	100	92
Structured Asset Securities, Ser 2006-BC5, Cl A2
0.285%, 12/25/36 (A)	667	648
Structured Asset Securities, Ser 2006-BC6, Cl A2
0.315%, 01/25/37 (A)	886	869

124	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2006-GEL4, Cl A1
0.355%, 10/25/36 (A) (B)	$110	$110
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.385%, 07/25/36 (A)	1,667	1,427
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.325%, 03/25/37 (A)	537	519
TAL Advantage, Ser 2006-1A
0.421%, 04/20/21 (A) (B)	229	209
TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/25 (B)	504	478
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/26 (B)	233	233
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (B)	658	662
Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/27 (B)	328	347
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (B)	848	852

		30,799

Total Asset-Backed Securities (Cost $62,125) ($ Thousands)		62,210

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
FICO STRIPS
9.800%, 11/30/17	875	1,289
9.700%, 04/05/19	320	490
8.600%, 09/26/19	845	1,251
3.713%, 10/06/17 to 09/26/19 (D)	2,135	1,849
3.230%, 12/06/17 (D)	660	593
2.858%, 05/02/16 (D)	515	485
1.869%, 02/08/13 (D)	815	808
FNMA
5.375%, 06/12/17	50	61
3.477%, 06/01/17 (D)	600	545
Resolution Funding STRIPS
3.315%, 01/15/16 (D)	1,000	953
3.534%, 07/15/20 (D)	400	331
Tennessee Valley Authority
5.250%, 09/15/39	40	51
4.625%, 09/15/60	60	73

Total U.S. Government Agency Obligations (Cost $8,248) ($ Thousands)		8,779

MUNICIPAL BONDS — 0.8%
American Municipal Power, RB
7.499%, 02/15/50	80	104

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bay Area Toll Authority, RB
6.263%, 04/01/49	$1,330	$1,731
County of Clark, Ser C, RB
6.820%, 07/01/45	240	297
Los Angeles Community College District, GO
6.750%, 08/01/49	260	349
Los Angeles Department of Water & Power, RB
6.574%, 07/01/45	170	221
New Jersey State Turnpike Authority, RB
7.102%, 01/01/41	335	449
North Texas Tollway Authority, RB
6.718%, 01/01/49	318	403
Port Authority of New York & New Jersey, RB
5.647%, 11/01/40	105	122
State of California, GO
7.600%, 11/01/40	335	414
7.300%, 10/01/39	820	975
6.650%, 03/01/22	175	203
State of Illinois, GO
5.877%, 03/01/19	220	235
5.665%, 03/01/18	1,300	1,399
5.365%, 03/01/17	220	235
5.100%, 06/01/33	810	731

Total Municipal Bonds (Cost $6,582) ($ Thousands)		7,868

SOVEREIGN DEBT — 0.5%
Chile Government International Bond
3.250%, 09/14/21	360	351
Hungary Government International Bond
7.625%, 03/29/41	72	70
Israel Government AID Bond
2.400%, 11/15/19 (D)	500	421
2.311%, 03/15/19 (D)	1,000	862
2.110%, 08/15/17 (D)	1,000	909
Mexico Government International Bond
6.375%, 01/16/13 (C)	200	212
5.750%, 10/12/10	462	455
5.125%, 01/15/20 (C)	280	303
Province of Manitoba Canada
2.125%, 04/22/13	46	47
Province of Ontario Canada
2.950%, 02/05/15	240	254
Province of Quebec Canada
6.350%, 01/30/26	70	92
2.750%, 08/25/21	415	411
Qatar Government International Bond
4.000%, 01/20/15 (B)	645	679

Total Sovereign Debt (Cost $4,971) ($ Thousands)		5,066

SEI Institutional Managed Trust / Annual Report / September 30, 2011	125

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Concluded)

September 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 7.4%
SEI Liquidity Fund, L.P. 0.130%**† (E)	72,080,790	$72,081

Total Affiliated Partnership (Cost $72,081) ($ Thousands)		72,081

CASH EQUIVALENT — 8.4%
SEI Daily Income Trust, Prime
Obligation Fund, Cl A 0.010%**†	81,688,568	81,689

Total Cash Equivalent (Cost $81,689) ($ Thousands)		81,689

Total Investments — 116.1% (Cost $1,085,530) ($ Thousands)		$1,128,831

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTION* — 0.0%
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/23/20, Strike Inflation 0.00%	(1,490,000)	$(10)

Total Written Option (Premiums Received $(17)) ($ Thousands)		(10)

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(18)	Dec-2011	$(9)
U.S. 2-Year Treasury Note	(20)	Jan-2012	5
U.S. 5-Year Treasury Note	(80)	Dec-2011	25
U.S. Long Treasury Bond	(69)	Dec-2011	(255)
U.S. Ultra Long Treasury Bond	(31)	Jan-2012	(16)

			$(250)

For the year ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the Fund at September 30, 2011, is as follows

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Capital	France 4.25 04/19	SELL	0.25%	09/20/16	$(2,300)	$(39)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	100	(15)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	1,050	(18)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	1,050	9

						$(63)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Morgan Stanley	3.93%	3-month LIBOR	05/15/41	1,260	$(331)

126	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Percentages are based on a Net Assets of $972,449 ($ Thousands)

*	Non-Income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Investment in Affiliated Security (See Note 5).

‡	Real Estate Investment Trust

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effects as of September 30, 2011. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	This security or a partial position of this security is on loan at September 30, 2011 (see Note 9). The total value of securities on loan at September 30, 2011 was $70,168 ($ Thousands).

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of September 30, 2011 was $72,081 ($ Thousands).

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Administration

NY — New York

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

Amounts designated as “—” are $O or have been rounded to $O

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$497,533	$—	$497,533
Corporate Obligations	—	208,517	—	208,517
U.S. Treasury Obligations	—	185,088	—	185,088
Asset-Backed Securities	—	62,210	—	62,210
U.S. Government Agency Obligations	—	8,779	—	8,779
Municipal Bonds	—	7,868	—	7,868
Sovereign Debt	—	5,066	—	5,066
Affiliated Partnership	—	72,081	—	72,081
Cash Equivalent	81,689	—	—	81,689

Total Investments in Securities	$81,689	$1,047,142	$—	$1,128,831

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(250)	$—	$—	$(250)
Written Option	—	(10)	—	(10)
Credit Default Swaps	—	(63)	—	(63)
Interest Rate Swaps	—	(331)	—	(331)

Total Other Financial Instruments	$(250)	$(404)	$—	$(654)

During the year ended September 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	127

SCHEDULE OF INVESTMENTS

High Yield Bond Fund

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 79.3%

Consumer Discretionary — 21.6%
Academy
9.250%, 08/01/19 (A)	$1,295	$1,204
Adelphia Communications (Escrow Security)
10.250%, 06/15/11 (B)	150	—
0.000%, 01/15/09 (B)	225	—
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/04 (B)	25	—
Affinion Group
11.500%, 10/15/15	2,100	1,638
7.875%, 12/15/18	1,455	1,120
Allison Transmission
7.125%, 05/15/19 (A)	2,631	2,381
AMC Entertainment
9.750%, 12/01/20	2,645	2,394
8.750%, 06/01/19	190	187
AMC Networks
7.750%, 07/15/21 (A)	2,265	2,322
American Achievement
10.875%, 04/15/16 (A)	3,180	2,417
American Axle & Manufacturing Holdings
9.250%, 01/15/17 (A)	90	94
American Media
11.500%, 12/15/17 (A)	550	498
American Standard Americas
10.750%, 01/15/16 (A)	1,850	1,406
Ameristar Casinos
7.500%, 04/15/21 (A)	225	218
Armored Autogroup
9.250%, 11/01/18 (A)	1,235	991
Ashtead Capital
9.000%, 08/15/16 (A)	250	247
Aventine (Escrow Security)
0.000%, 10/15/49 (B) (I) (J) (K)	2,750	65

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avis Budget Car Rental
9.625%, 03/15/18	$435	$431
8.250%, 01/15/19	805	737
7.750%, 05/15/16	605	584
Beazer Homes USA
9.125%, 06/15/18	450	277
9.125%, 05/15/19	1,250	794
Belo
8.000%, 11/15/16	2,080	2,194
7.750%, 06/01/27	1,675	1,424
Bon-Ton Department Stores
10.250%, 03/15/14	790	632
Brands
6.625%, 04/01/21	320	322
Brown Shoe
7.125%, 05/15/19	975	824
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,175	788
Burlington Coat Factory Warehouse
10.000%, 02/15/19 (A)	6,400	5,440
Cablevision Systems
8.000%, 04/15/20	852	867
7.750%, 04/15/18	792	800
CCO Holdings
8.125%, 04/30/20	1,308	1,360
7.875%, 04/30/18	1,900	1,933
7.250%, 10/30/17	555	555
7.000%, 01/15/19	2,860	2,774
7.000%, 01/15/19 (A)	1,660	1,606
Cedar Fair
9.125%, 08/01/18	1,135	1,172
Cengage Learning Holdco PIK
13.750%, 07/15/15 (A)	3,527	2,010
Cequel Communications Holdings I and Cequel Capital
8.625%, 11/15/17 (A)	3,648	3,612
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (A)	963	580
Chrysler Group
8.250%, 06/15/21 (A)	1,865	1,436
8.000%, 06/15/19 (A)	1,070	835
Chukchansi Economic Development Authority
3.917%, 11/15/12 (A) (C)	1,945	1,318
Cinemark USA
7.375%, 06/15/21	390	369
CityCenter Holdings
7.625%, 01/15/16 (A)	960	902
CKE Restaurants
11.375%, 07/15/18	4,830	5,023
Claire’s Stores
8.875%, 03/15/19	710	511
Clear Channel Communications
9.000%, 03/01/21	2,230	1,656

128	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Clear Channel Worldwide Holdings
9.250%, 12/15/17	$2,460	$2,515
Columbus International
11.500%, 11/20/14 (A)	1,295	1,269
Community Health Systems
8.875%, 07/15/15	1,965	1,931
CSC Holdings
8.625%, 02/15/19	2,200	2,415
Dana Holding
6.750%, 02/15/21	1,823	1,732
6.500%, 02/15/19	1,718	1,632
Dave & Buster’s
11.000%, 06/01/18	1,270	1,260
Dave & Buster’s Parent
12.042%, 02/15/16 (A) (D)	6,445	3,577
DCP
10.750%, 08/15/15 (A)	2,220	1,845
Delphi
5.875%, 05/15/19 (A)	1,759	1,635
Dex One PIK
12.000%, 01/29/17	964	202
Diamond Resorts
12.000%, 08/15/18	3,000	2,813
DineEquity
9.500%, 10/30/18	5,255	5,216
DISH DBS
7.875%, 09/01/19	2,695	2,749
Dollar General PIK
11.875%, 07/15/17	1,505	1,663
Easton-Bell Sports
9.750%, 12/01/16	1,360	1,421
Echostar DBS
7.125%, 02/01/16	2,095	2,121
Eldorado Resorts
8.625%, 06/15/19 (A)	3,820	3,257
Empire Today
11.375%, 02/01/17 (A)	600	549
Entravision Communications
8.750%, 08/01/17	1,595	1,495
Equinox Holdings
9.500%, 02/01/16 (A)	940	940
Exide Technologies
8.625%, 02/01/18	1,300	1,209
Ferrellgas
9.125%, 10/01/17	2,100	2,121
6.500%, 05/01/21	1,875	1,594
Fontainebleau Las Vegas Holdings
11.000%, 06/15/15 (A) (B)	3,125	4
Ford Motor
7.450%, 07/16/31	1,165	1,315
Goodyear Tire & Rubber
10.500%, 05/15/16	141	153
8.750%, 08/15/20	380	391
8.250%, 08/15/20	905	921

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greektown Superholdings
13.000%, 07/01/15	$1,740	$1,757
13.000%, 07/01/15	2,740	2,767
GWR Operating Partnership LLP
10.875%, 04/01/17	760	783
Gymboree
9.125%, 12/01/18	1,025	758
Hanesbrands
8.000%, 12/15/16	1,445	1,528
6.375%, 12/15/20	1,085	1,052
Harrah’s Operating
11.250%, 06/01/17	5,135	5,180
10.000%, 12/15/18	4,408	2,623
Hertz
7.500%, 10/15/18	1,470	1,404
Hillman Group
10.875%, 06/01/18	710	703
10.875%, 06/01/18 (A)	140	139
Houghton Mifflin Harcourt Publishers
10.500%, 06/01/19 (A)	1,500	1,065
Icon Health & Fitness
11.875%, 10/15/16 (A)	615	560
Inergy
8.750%, 03/01/15	551	562
7.000%, 10/01/18	1,440	1,354
6.875%, 08/01/21	225	205
International Automotive Components Group SL
9.125%, 06/01/18 (A)	875	818
inVentiv Health
10.000%, 08/15/18 (A)	955	840
10.000%, 08/15/18 (A)	1,100	968
J. Crew Group
8.125%, 03/01/19	905	758
Jaguar Land Rover
8.125%, 05/15/21 (A)	1,305	1,148
Jarden
7.500%, 05/01/17	1,550	1,581
JC Penney
5.750%, 02/15/18	110	107
Kabel BW Erste Beteiligungs GmbH
7.500%, 03/15/19 (A)	2,325	2,261
Knowledge Learning
7.750%, 02/01/15 (A)	1,000	950
Lamar Media
7.875%, 04/15/18	542	542
Laureate Education
11.750%, 08/15/17 (A)	1,100	1,127
10.000%, 08/15/15 (A)	525	515
Lear
7.875%, 03/15/18	370	381
Levi Strauss
7.625%, 05/15/20	845	786

SEI Institutional Managed Trust / Annual Report / September 30, 2011	129

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Libbey Glass
10.000%, 02/15/15	$523	$548
Liberty Media LLC
8.250%, 02/01/30	1,970	1,867
Lions Gate Entertainment
10.250%, 11/01/16 (A)	2,290	2,198
Liz Claiborne
10.500%, 04/15/19 (A)	1,550	1,550
M/I Homes
5.625%, 11/15/18	1,820	1,638
Marina District Finance
9.875%, 08/15/18	1,770	1,478
9.500%, 10/15/15	305	275
McClatchy
11.500%, 02/15/17	2,845	2,468
MDC Partners
11.000%, 11/01/16	3,280	3,542
11.000%, 11/01/16 (A)	1,540	1,648
MediMedia USA
11.375%, 11/15/14 (A)	2,100	1,848
MGM Mirage
7.500%, 06/01/16	1,005	872
6.875%, 04/01/16	1,360	1,156
MGM Resorts International
11.375%, 03/01/18	4,140	4,140
11.125%, 11/15/17	1,625	1,783
9.000%, 03/15/20	3,840	3,989
Michaels Stores
11.910%, 11/01/11 (E)	365	376
7.750%, 11/01/18	955	893
Midwest Gaming Borrower
11.625%, 04/15/16 (A)	675	695
Millennium (Escrow Security)
7.625%, 11/15/26 (B)	175	—
MTR Gaming Group
11.500%, 08/01/19 (A)	5,000	4,012
Needle Merger Sub
8.125%, 03/15/19 (A)	570	496
Nexstar Broadcasting
8.875%, 04/15/17	1,875	1,852
Nielsen Finance
7.750%, 10/15/18	3,680	3,754
Norcraft
10.500%, 12/15/15	1,430	1,305
Ono Finance II
10.875%, 07/15/19 (A)	2,152	1,506
OSI Restaurant Partners
10.000%, 06/15/15	1,165	1,162
Peninsula Gaming
10.750%, 08/15/17	1,600	1,544
8.375%, 08/15/15	2,100	2,090
Petco Animal Supplies
9.250%, 12/01/18 (A)	950	950

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Phillips-Van Heusen
7.375%, 05/15/20	$2,890	$3,013
Quebecor Media
7.750%, 03/15/16	1,210	1,207
7.750%, 03/15/16	210	210
Quebecor Media (Escrow Security)
0.000%, 11/15/13 (B) (F)	1,725	35
0.000%, 03/15/16 (B)	1,915	38
Quiksilver
6.875%, 04/15/15	1,610	1,433
QVC
7.500%, 10/01/19 (A)	2,755	2,934
7.375%, 10/15/20 (A)	415	442
Reynolds Group Issuer
9.875%, 08/15/19 (A)	1,990	1,751
9.000%, 04/15/19 (A)	4,080	3,468
8.500%, 10/15/16 (A)	2,100	2,105
8.500%, 05/15/18 (A)	1,185	1,001
8.250%, 02/15/21 (A)	2,153	1,701
6.875%, 02/15/21 (A)	250	225
River Rock Entertainment Authority
9.750%, 11/01/11	4,515	3,307
RJ Tower
12.000%, 06/01/13 (B)	172	1
RSC Equipment Rental
10.250%, 11/15/19	100	98
10.000%, 07/15/17 (A)	1,750	1,838
8.250%, 02/01/21	3,449	2,983
Salem Communications
9.625%, 12/15/16	888	888
San Pasqual Casino
8.000%, 09/15/13 (A)	1,670	1,632
Sbarro
10.375%, 02/01/15 (B)	674	57
Sealy Mattress
8.250%, 06/15/14	2,776	2,616
Seneca Gaming
8.250%, 12/01/18 (A)	3,905	3,759
Service International
7.625%, 10/01/18	375	397
7.000%, 06/15/17	310	321
7.000%, 05/15/19	550	555
Seven Seas Cruises S de RL
9.125%, 05/15/19 (A)	1,265	1,252
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15 (A)	300	175
Simmons Bedding
11.250%, 07/15/15 (A)	1,325	1,366
Sinclair Television Group
9.250%, 11/01/17 (A)	1,520	1,596
8.375%, 10/15/18	1,575	1,551
Sirius XM Radio
9.750%, 09/01/15 (A)	1,425	1,543
8.750%, 04/01/15 (A)	1,300	1,407

130	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Stanadyne Holdings
13.080%, 02/15/15 (E)	$1,575	$1,504
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	750	705
Standard Pacific
10.750%, 09/15/16	955	936
Steinway Musical Instruments
7.000%, 03/01/14 (A)	347	347
Stoneridge
9.500%, 10/15/17 (A)	930	949
Tenneco
6.875%, 12/15/20	480	466
Travelport LLC
11.875%, 09/01/16	495	196
4.951%, 09/01/14 (C)	601	349
UCI International
8.625%, 02/15/19	610	565
United Rentals North America
10.875%, 06/15/16	2,600	2,808
9.250%, 12/15/19	770	799
8.375%, 09/15/20	2,822	2,589
Univision Communications
8.500%, 05/15/21 (A)	2,800	2,184
7.875%, 11/01/20 (A)	1,700	1,594
UPC Holding
9.875%, 04/15/18 (A)	4,060	4,060
Vail Resorts
6.500%, 05/01/19 (A)	1,000	985
Videotron
9.125%, 04/15/18	800	872
Visant
10.000%, 10/01/17	1,380	1,276
Visteon
6.750%, 04/15/19 (A)	520	468
WMG Acquisition
11.500%, 10/01/18 (A)	1,905	1,753
9.500%, 06/15/16	1,595	1,615
Wynn Las Vegas
7.750%, 08/15/20	1,100	1,155
XM Satellite Radio
13.000%, 08/01/13 (A)	3,680	4,122
7.625%, 11/01/18 (A)	4,555	4,601
YCC Holdings
10.250%, 02/15/16	3,340	2,839

		284,392

Consumer Staples — 3.5%
American Rock Salt
8.250%, 05/01/18 (A)	2,150	1,881
B&G Foods
7.625%, 01/15/18	310	320
Beverages & More
9.625%, 10/01/14 (A)	3,000	2,978

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BI-LO
9.250%, 02/15/19 (A)	$2,550	$2,473
Bumble Bee Acquisition
9.000%, 12/15/17 (A)	2,645	2,486
Bumble Bee Holdco SCA PIK
9.625%, 03/15/18 (A)	1,750	1,404
Central Garden and Pet
8.250%, 03/01/18	300	286
Constellation Brands
7.250%, 05/15/17	1,000	1,050
Cott Beverages
8.375%, 11/15/17	1,700	1,734
8.125%, 09/01/18	950	969
Dean Foods
7.000%, 06/01/16	820	773
Del Monte Foods
7.625%, 02/15/19 (A)	3,535	2,987
Diversey
8.250%, 11/15/19	1,075	1,282
Dole Food
8.000%, 10/01/16 (A)	205	210
Elizabeth Arden
7.375%, 03/15/21	200	200
Fleming
10.125%, 04/01/08 (B)	1,053	—
Michael Foods
9.750%, 07/15/18	830	857
NBTY
9.000%, 10/01/18	1,980	2,027
Pantry
7.750%, 02/15/14	2,000	1,960
Rite Aid
10.250%, 10/15/19	150	156
9.750%, 06/12/16	475	501
9.500%, 06/15/17	3,640	2,876
8.000%, 08/15/20	9,485	9,888
7.500%, 03/01/17	475	454
Spectrum Brands Holdings
9.500%, 06/15/18	520	554
Spectrum Brands Holdings PIK
12.000%, 08/28/19	1,787	1,935
SuperValu
8.000%, 05/01/16	1,095	1,035
US Foodservice
8.500%, 06/30/19 (A)	1,500	1,354
Viskase
9.875%, 01/15/18 (A)	1,150	1,162

		45,792

Energy — 6.8%
American Petroleum Tankers Parent
10.250%, 05/01/15	878	867
Antero Resources Finance
9.375%, 12/01/17	1,115	1,160

SEI Institutional Managed Trust / Annual Report / September 30, 2011	131

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aquilex Holdings
11.125%, 12/15/16	$900	$396
Arch Coal
8.750%, 08/01/16	975	1,033
7.250%, 06/15/21 (A)	275	265
7.000%, 06/15/19 (A)	450	427
Bill Barrett
7.625%, 10/01/19	800	786
Bluewater Holding BV
3.250%, 07/17/14 (A) (C)	500	370
BreitBurn Energy Partners
8.625%, 10/15/20	1,020	1,000
Brigham Exploration
8.750%, 10/01/18	790	845
6.875%, 06/01/19	200	195
Bristow Group
7.500%, 09/15/17	1,680	1,730
Calumet Specialty Products Partners
9.375%, 05/01/19 (A)	1,930	1,795
Chaparral Energy
8.250%, 09/01/21	1,880	1,716
Chesapeake Energy
6.875%, 08/15/18	2,400	2,472
6.875%, 11/15/20	44	46
6.625%, 08/15/20	1,089	1,122
Cloud Peak Energy Resources
8.250%, 12/15/17	675	700
Comstock Resources
7.750%, 04/01/19	3,940	3,684
Consol Energy
8.250%, 04/01/20	1,450	1,526
8.000%, 04/01/17	1,550	1,620
Continental Resources
7.375%, 10/01/20	2,200	2,277
Copano Energy
7.750%, 06/01/18	3,560	3,640
Crestwood Midstream Partners
7.750%, 04/01/19 (A)	1,750	1,698
Crosstex Energy
8.875%, 02/15/18	1,845	1,891
Dynegy Holdings
7.750%, 06/01/19	755	457
Eagle Rock Energy Partners L.P.
8.375%, 06/01/19 (A)	5,735	5,506
El Paso
7.750%, 01/15/32	295	342
7.250%, 06/01/18	280	313
Energy Transfer Equity
7.500%, 10/15/20	1,218	1,251
EV Energy Partners
8.000%, 04/15/19 (A)	870	840
Forest Oil
8.500%, 02/15/14	75	79
8.000%, 12/15/11	585	585

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.250%, 06/15/19	$2,910	$2,866
GMX Resources
11.375%, 02/15/19 (A)	510	367
Helix Energy Solutions Group
9.500%, 01/15/16 (A)	805	817
Hercules Offshore
10.500%, 10/15/17 (A)	905	855
Hilcorp Energy I
8.000%, 02/15/20 (A)	765	778
7.625%, 04/15/21 (A)	505	508
James River Escrow
7.875%, 04/01/19 (A)	1,920	1,613
Kinder Morgan Finance
6.000%, 01/15/18 (A)	3,080	3,049
Laredo Petroleum
9.500%, 02/15/19 (A)	1,255	1,318
Linn Energy
8.625%, 04/15/20	1,430	1,473
7.750%, 02/01/21	385	385
6.500%, 05/15/19 (A)	25	23
MarkWest Energy Partners
8.750%, 04/15/18	1,005	1,070
MEG Energy
6.500%, 03/15/21 (A)	616	590
Milagro Oil & Gas
10.500%, 05/15/16 (A)	1,700	1,360
Murray Energy
10.250%, 10/15/15 (A)	1,020	974
Newfield Exploration
7.125%, 05/15/18	3,040	3,146
6.875%, 02/01/20	850	876
NFR Energy
9.750%, 02/15/17 (A)	1,070	942
9.750%, 02/15/17 (A)	505	444
Oasis Petroleum
7.250%, 02/01/19 (A)	1,060	1,028
Ocean Rig
9.500%, 04/27/16	2,300	2,001
Parker Drilling
9.125%, 04/01/18	1,815	1,833
Penn Virginia
10.375%, 06/15/16	400	419
Petroleum Development
12.000%, 02/15/18	2,000	2,140
Pioneer Drilling
9.875%, 03/15/18	515	538
Plains Exploration & Production
10.000%, 03/01/16	85	92
7.750%, 06/15/15	75	77
7.625%, 06/01/18	550	564
7.625%, 04/01/20	325	334
7.000%, 03/15/17	1,575	1,575
Precision Drilling
6.500%, 12/15/21 (A)	255	251

132	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Quicksilver Resources
11.750%, 01/01/16	$1,000	$1,080
7.125%, 04/01/16	1,204	1,060
Regency Energy Partners
6.875%, 12/01/18	2,460	2,534
SandRidge Energy
8.000%, 06/01/18 (A)	290	273
7.500%, 03/15/21 (A)	3,530	3,248
Targa Resources Partners
7.875%, 10/15/18	1,845	1,863
Tesoro
9.750%, 06/01/19	950	1,026
Thermon Industries
9.500%, 05/01/17	1,056	1,098
Trinidad Drilling
7.875%, 01/15/19 (A)	550	547
Unit
6.625%, 05/15/21	300	298
Venoco
8.875%, 02/15/19	530	456

		90,423

Financials — 10.0%
Alliant Holdings I
11.000%, 05/01/15 (A)	2,950	3,002
Ally Financial
8.000%, 11/01/31	2,610	2,290
6.250%, 12/01/17	3,335	2,905
American Capital
7.960%, 12/31/13 (A)	285	281
American International Group
8.175%, 05/15/58 (C)	1,480	1,306
BAC Capital Trust VI
5.625%, 03/08/35	2,075	1,486
Bank of America
8.000%, 12/29/49 (C)	1,205	1,024
Bankrate
11.750%, 07/15/15	1,107	1,240
Cardtronics
8.250%, 09/01/18	1,750	1,820
Cemex Finance
9.500%, 12/14/16 (A)	250	181
CEVA Group
11.625%, 10/01/16 (A)	2,925	2,859
11.500%, 04/01/18 (A)	2,500	2,300
CIT Group
7.000%, 05/01/15	1	1
7.000%, 05/04/15 (A)	270	268
7.000%, 05/01/16	2,626	2,547
7.000%, 05/02/16 (A)	451	437
7.000%, 05/01/17	2,007	1,947
7.000%, 05/02/17 (A)	8,992	8,722
6.625%, 04/01/18 (A)	570	567

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Capital XXI
8.300%, 12/21/57 (C)	$870	$853
City National Bank
9.000%, 08/12/19	3,384	4,011
CNO Financial Group
9.000%, 01/15/18 (A)	1,450	1,501
Credit Acceptance
9.125%, 02/01/17	2,400	2,364
9.125%, 02/01/17 (A)	1,300	1,277
E*Trade Financial PIK
12.500%, 11/30/17	1,036	1,168
Fifth Third Capital Trust IV
6.500%, 04/15/37 (C)	1,520	1,444
FireKeepers Development Authority
13.875%, 05/01/15 (A)	3,450	3,899
Ford Motor Credit
6.625%, 08/15/17	1,145	1,192
5.000%, 05/15/18	2,470	2,386
Ford Motor Credit LLC
12.000%, 05/15/15	380	456
8.000%, 12/15/16	800	873
Fresenius US Finance II
9.000%, 07/15/15 (A)	300	331
Genworth Financial
6.150%, 11/15/66 (C)	695	347
HBOS Capital Funding
6.071%, 06/30/49 (A) (C)	1,435	861
Hellas Telecommunications II
6.881%, 01/15/15 (A) (B) (C)	2,250	—
HUB International Holdings
9.000%, 12/15/14 (A)	1,381	1,326
Icahn Enterprises
7.750%, 01/15/16	1,940	1,938
ILFC E-Capital Trust I
4.770%, 12/21/65 (A) (C)	830	577
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (C)	2,315	1,713
ING Groep
5.775%, 12/29/49 (C)	1,875	1,373
Interactive Data
10.250%, 08/01/18	1,000	1,057
International Lease Finance
8.250%, 12/15/20	400	392
Ironshore Holdings US
8.500%, 05/15/20 (A)	4,600	5,049
Kennedy-Wilson
8.750%, 04/01/19 (A)	2,250	2,098
Liberty Mutual Group
7.000%, 03/15/37 (A) (C)	1,275	1,077
Lyondell Chemical
8.000%, 11/01/17 (A)	973	1,048
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,200	—

SEI Institutional Managed Trust / Annual Report / September 30, 2011	133

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MPT Operating Partnership‡
6.875%, 05/01/21 (A)	$4,005	$3,805
National Life Insurance
10.500%, 09/15/39 (A)	990	1,343
NCO Group
11.875%, 11/15/14	2,450	2,230
NSG Holdings
7.750%, 12/15/25 (A)	3,000	2,910
Nuveen Investments
10.500%, 11/15/15	5,910	5,452
Offshore Group Investments
11.500%, 08/01/15	3,025	3,116
11.500%, 08/01/15 (A)	115	118
Ohio Casualty
7.300%, 06/15/14	905	981
Omega Healthcare Investors‡
7.500%, 02/15/20	3,495	3,530
6.750%, 10/15/22	840	801
PHH
9.250%, 03/01/16	980	1,007
Pinafore
9.000%, 10/01/18 (A)	1,133	1,161
Pinnacle Foods Finance
10.625%, 04/01/17	995	997
8.250%, 09/01/17	600	585
PNC Preferred Funding Trust II
6.181%, 03/29/49 (A) (C)	4,670	3,456
Regions Bank
7.500%, 05/15/18	750	742
Regions Financial
5.750%, 06/15/15	230	221
Regions Financing Trust II
6.625%, 05/15/47 (C)	2,055	1,665
RESPARCS Funding I MTN
8.000%, 06/30/11	740	178
Sabra Health Care
8.125%, 11/01/18‡	4,300	3,999
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	2,500	2,406
4.179%, 02/01/14 (A) (C)	500	438
Spencer Spirit Holdings
11.000%, 05/01/17 (A)	1,905	1,810
SunTrust Capital VIII
6.100%, 12/15/36 (C)	1,185	1,173
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,333
UPCB Finance III
6.625%, 07/01/20 (A)	450	423
USB Realty
6.091%, 12/29/49 (A) (C)	3,300	2,393
USI Holdings
9.750%, 05/15/15 (A)	4,619	4,157
XL Capital
6.500%, 12/31/49 (C)	1,600	1,256

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Yankee Acquisition, Ser B
9.750%, 02/15/17	$1,485	$1,370
8.500%, 02/15/15	900	864

		131,714

Health Care — 8.5%
Accellent
10.000%, 11/01/17	1,580	1,347
8.375%, 02/01/17	575	548
Alere
9.000%, 05/15/16	4,850	4,632
American Renal Associates Holdings
9.750%, 03/01/16	2,479	2,411
American Renal Holdings
8.375%, 05/15/18	1,620	1,628
Apria Healthcare Group
12.375%, 11/01/14	500	460
Aurora Diagnostics Holdings
10.750%, 01/15/18 (A)	3,505	3,400
Aviv Healthcare Properties
7.750%, 02/15/19	1,220	1,150
Biomet
11.625%, 10/15/17	4,100	4,254
10.000%, 10/15/17	6,245	6,432
Biomet PIK
10.375%, 10/15/17	4,905	5,028
BioScrip
10.250%, 10/01/15	4,420	4,420
Catalent Pharma Solutions PIK
9.500%, 04/15/15	4,960	4,526
ConvaTec Healthcare E
10.500%, 12/15/18 (A)	1,220	1,074
DaVita
6.625%, 11/01/20	256	246
DJO Finance
10.875%, 11/15/14	395	393
9.750%, 10/15/17 (A)	6,581	5,495
7.750%, 04/15/18 (A)	4,080	3,488
Elan Finance PLC
8.875%, 12/01/13	1,250	1,287
Endo Pharmaceuticals Holdings
7.250%, 01/15/22 (A)	1,910	1,915
7.000%, 07/15/19 (A)	3,790	3,804
Fresenius Medical Care US Finance
6.500%, 09/15/18 (A)	1,515	1,538
GCB Oncology (Escrow Security)
0.000%, 08/15/17	1,525	11
Giant Funding
8.250%, 02/01/18 (A)	1,200	1,200
HCA
9.875%, 02/15/17	105	113
7.500%, 02/15/22	3,090	2,851
6.500%, 02/15/20	455	445

134	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HCA Holdings
7.750%, 05/15/21 (A)	$2,585	$2,423
Health Management Associates
6.125%, 04/15/16	1,040	1,022
Healthsouth
7.750%, 09/15/22	745	676
7.250%, 10/01/18	510	484
INC Research
11.500%, 07/15/19 (A)	1,675	1,495
IVD Acquisition
11.125%, 08/15/19 (A)	495	481
Kindred Healthcare
8.250%, 06/01/19 (A)	3,890	2,971
Lantheus Medical Imaging
9.750%, 05/15/17	2,145	1,952
MedAssets
8.000%, 11/15/18 (A)	570	543
Multiplan
9.875%, 09/01/18 (A)	1,230	1,218
Mylan
7.875%, 07/15/20 (A)	1,630	1,703
7.625%, 07/15/17 (A)	270	281
6.000%, 11/15/18 (A)	1,215	1,182
OnCure Holdings
11.750%, 05/15/17	600	531
Radiation Therapy Services
9.875%, 04/15/17	2,100	1,790
Radnet Management
10.375%, 04/01/18	975	902
Select Medical
7.625%, 02/01/15	2,980	2,581
STHI Holding
8.000%, 03/15/18 (A)	3,360	3,242
Surgical Care Affiliates PIK
8.875%, 07/15/15 (A)	1,254	1,204
Symbion PIK
11.000%, 08/23/15	1,366	1,342
Tenet Healthcare
8.875%, 07/01/19	215	227
8.000%, 08/01/20	1,150	1,044
United Surgical Partners International
8.875%, 05/01/17	325	325
United Surgical Partners International PIK
9.250%, 05/01/17	1,300	1,300
Universal Health Services
7.000%, 10/01/18	1,850	1,806
Valeant Pharmaceuticals International
7.250%, 07/15/22 (A)	595	522
7.000%, 10/01/20 (A)	8,012	7,091
6.875%, 12/01/18 (A)	1,630	1,475
6.750%, 10/01/17 (A)	787	725
VWR Funding PIK
10.250%, 07/15/15	5,111	5,060

		111,694

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 10.8%
Accuride
9.500%, 08/01/18	$3,300	$3,036
ACL I
10.625%, 02/15/16 (A)	2,642	2,061
Actuant
6.875%, 06/15/17	2,000	2,040
Aircastle
9.750%, 08/01/18	645	664
Aleris International
10.000%, 12/15/16 (B)	1,800	—
9.000%, 12/15/14 (B)	725	—
Alion Science & Technology
10.250%, 02/01/15	1,000	610
Alion Science & Technology PIK
12.000%, 11/01/14	2,080	1,830
Alliant Techsystems
6.750%, 04/01/16	1,010	1,013
American Airlines 2011-2 Cl A Pass-Through Trust
8.625%, 10/15/21	800	796
American Axle & Manufacturing
7.875%, 03/01/17	2,505	2,355
American Tire Distributors
9.750%, 06/01/17	555	549
AMGH Merger Sub
9.250%, 11/01/18 (A)	2,629	2,629
Amsted Industries
8.125%, 03/15/18 (A)	775	802
ARAMARK Holdings PIK
8.625%, 05/01/16 (A)	1,180	1,162
Associated Materials
9.125%, 11/01/17	2,210	1,790
Atkore International
9.875%, 01/01/18 (A)	2,035	1,842
AWAS Aviation Capital
7.000%, 10/15/16 (A)	900	882
Baker & Taylor
11.500%, 07/01/13 (A)	1,150	868
BE Aerospace
6.875%, 10/01/20	840	876
Belden
9.250%, 06/15/19	680	734
Building Materials Corp of America
6.875%, 08/15/18 (A)	1,585	1,537
6.750%, 05/01/21 (A)	1,171	1,112
Case New Holland
7.875%, 12/01/17	735	783
Casella Waste Systems
11.000%, 07/15/14	170	180
7.750%, 02/15/19 (A)	900	851
CDRT Merger Sub
8.125%, 06/01/19 (A)	5,864	5,424

SEI Institutional Managed Trust / Annual Report / September 30, 2011	135

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CDW
12.535%, 10/12/17	$1,015	$969
8.000%, 12/15/18 (A)	700	686
Cemex Espana Luxembourg
9.250%, 05/12/20 (A)	1,250	812
Clean Harbors
7.625%, 08/15/16	405	422
Coleman Cable
9.000%, 02/15/18	1,965	1,916
Columbus McKinnon
7.875%, 02/01/19	400	388
CPM Holdings
10.875%, 09/01/14	2,105	2,231
DAE Aviation Holdings
11.250%, 08/01/15 (A)	1,065	1,076
Delta Air Lines
12.250%, 03/15/15 (A)	1,950	2,072
Delta Air Lines 2011-1 Cl B Pass-Through Trust
7.125%, 10/15/14	1,800	1,775
Ducommun
9.750%, 07/15/18 (A)	105	105
DynCorp International
10.375%, 07/01/17	4,510	3,935
Esterline Technologies
7.000%, 08/01/20	300	308
Express
8.750%, 03/01/18	700	735
General Cable
7.125%, 04/01/17	840	840
Global Aviation Holdings
14.000%, 08/15/13	2,559	1,766
Great Lakes Dredge & Dock
7.375%, 02/01/19	745	685
Griffon
7.125%, 04/01/18	1,660	1,465
Huntington Ingalls Industries
7.125%, 03/15/21 (A)	500	464
Intcomex
13.250%, 12/15/14	4,780	4,649
Interface
7.625%, 12/01/18	810	810
Interline Brands
7.000%, 11/15/18	1,335	1,305
International Lease Finance
8.750%, 03/15/17	2,560	2,573
8.625%, 09/15/15	1,035	1,027
6.250%, 05/15/19	150	130
5.750%, 05/15/16	215	191
International Wire Group Holdings
9.750%, 04/15/15 (A)	975	958
Iron Mountain
7.750%, 10/01/19	1,250	1,241

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kansas City Southern de Mexico
8.000%, 02/01/18	$750	$799
6.125%, 06/15/21	500	495
Kratos Defense & Security Solutions
10.000%, 06/01/17	3,635	3,617
Liberty Tire Recycling
11.000%, 10/01/16 (A)	2,500	2,550
Manitowoc
9.500%, 02/15/18	785	767
8.500%, 11/01/20	720	652
Marquette Transportation
10.875%, 01/15/17	850	819
Masonite International
8.250%, 04/15/21 (A)	1,160	1,047
Meritor
8.125%, 09/15/15	675	597
Mueller Water Products
8.750%, 09/01/20	585	576
7.375%, 06/01/17	1,180	920
Neehah Foundry PIK
15.000%, 07/29/15	98	95
Niska Gas Storage US
8.875%, 03/15/18	1,085	1,074
Nortek
8.500%, 04/15/21 (A)	1,240	998
Oshkosh
8.500%, 03/01/20	1,000	970
8.250%, 03/01/17	1,520	1,474
Ply Gem Industries
13.125%, 07/15/14	1,120	1,063
8.250%, 02/15/18	810	660
Polymer Group
7.750%, 02/01/19 (A)	1,390	1,387
Polypore International
7.500%, 11/15/17	2,105	2,116
Quality Distribution
9.875%, 11/01/18	4,000	3,860
RBS Global
8.500%, 05/01/18	1,210	1,159
Sabine Pass LNG L.P.
7.500%, 11/30/16	6,130	5,670
7.500%, 11/30/16 (A)	1,540	1,363
Seminole Indian Tribe of Florida
7.750%, 10/01/17 (A)	680	683
Sequa
13.500%, 12/01/15 (A)	500	530
11.750%, 12/01/15 (A)	3,400	3,570
ServiceMaster
7.250%, 03/01/38	1,515	1,000
ServiceMaster PIK
10.750%, 07/15/15 (A)	2,120	2,141
Spirit Aerosystems
7.500%, 10/01/17	935	968

136	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Swift Services Holdings
10.000%, 11/15/18	$550	$490
Swift Transportation
12.500%, 05/15/17 (A)	680	660
syncreon Global Ireland
9.500%, 05/01/18 (A)	3,112	2,925
Tempel Steel
12.000%, 08/15/16 (A)	860	927
Terex
10.875%, 06/01/16	950	1,007
8.000%, 11/15/17	985	872
Thermadyne Holdings
9.000%, 12/15/17	1,500	1,470
Ticketmaster Entertainment
10.750%, 08/01/16	4,890	5,135
Titan International
7.875%, 10/01/17	3,420	3,557
Tops Holding
10.125%, 10/15/15	530	530
Trimas
9.750%, 12/15/17	780	815
United Air Lines
12.000%, 11/01/13 (A)	1,155	1,169
United Air Lines, Ser 95A1
9.020%, 04/19/12 (B)	297	107
3.566%, 10/19/18	467	135
United Maritime Group
11.750%, 06/15/15	3,200	3,232
USG
8.375%, 10/15/18 (A)	1,255	1,048
6.300%, 11/15/16	1,485	1,088
WCA Waste
7.500%, 06/15/19 (A)	1,400	1,330

		142,077

Information Technology — 5.9%
Advanced Micro Devices
7.750%, 08/01/20	1,075	1,054
Amkor Technology
7.375%, 05/01/18	1,460	1,409
Aspect Software
10.625%, 05/15/17	3,700	3,718
Audatex North America
6.750%, 06/15/18 (A)	985	978
Avaya
9.750%, 11/01/15	1,460	1,066
7.000%, 04/01/19 (A)	2,640	2,244
Avaya PIK
10.125%, 11/01/15	2,883	2,111
Brocade Communications Systems
6.625%, 01/15/18	440	448
CommScope
8.250%, 01/15/19 (A)	1,920	1,872

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Compucom Systems
12.500%, 10/01/15 (A)	$5,880	$5,909
Eagle Parent
8.625%, 05/01/19 (A)	2,540	2,299
Fidelity National Information Services
7.875%, 07/15/20	600	624
7.625%, 07/15/17	1,230	1,279
First Data
12.625%, 01/15/21 (A)	1,709	1,265
11.250%, 03/31/16	1,190	803
9.875%, 09/24/15	1,540	1,290
8.875%, 08/15/20 (A)	830	780
8.250%, 01/15/21 (A)	1,052	831
7.375%, 06/15/19 (A)	315	280
First Data PIK
10.550%, 09/24/15	3,269	2,721
8.750%, 01/15/22 (A)	1,055	833
Freescale Semiconductor
10.125%, 03/15/18 (A)	212	220
9.250%, 04/15/18 (A)	3,750	3,853
8.050%, 02/01/20	485	439
GXS Worldwide
9.750%, 06/15/15	6,030	5,789
iGate
9.000%, 05/01/16 (A)	7,725	7,184
MagnaChip Semiconductor
10.500%, 04/15/18	2,000	2,110
Mantech International
7.250%, 04/15/18	485	480
MEMC Electronic Materials
7.750%, 04/01/19 (A)	790	675
NXP BV/NXP Funding LLC
9.750%, 08/01/18 (A)	2,840	2,968
NXP Funding LLC
10.000%, 07/15/13 (A)	364	390
9.500%, 10/15/15	30	31
Open Solutions
9.750%, 02/01/15 (A)	4,200	2,163
Sabre Holdings
8.350%, 03/15/16	1,380	1,128
Seagate HDD Cayman
7.750%, 12/15/18 (A)	1,165	1,142
Sensata Technologies BV
6.500%, 05/15/19 (A)	3,078	2,924
Spansion
7.875%, 11/15/17 (A)	1,275	1,249
SSI Investments II
11.125%, 06/01/18	855	851
STATS ChipPAC
7.500%, 08/12/15 (A)	2,375	2,280
Stratus Technologies Bermuda
12.000%, 03/29/15	2,243	1,963
Stream Global Services
11.250%, 10/01/14	1,000	1,023

SEI Institutional Managed Trust / Annual Report / September 30, 2011	137

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sungard Data Systems
10.250%, 08/15/15	$2,985	$3,015
7.375%, 11/15/18	810	753
Travelport
9.875%, 09/01/14	805	527
9.000%, 03/01/16	210	123
Unisys
12.750%, 10/15/14 (A)	898	1,015

		78,109

Materials — 6.1%
AK Steel
7.625%, 05/15/20	1,025	898
Aleris International
7.625%, 02/15/18 (A)	955	857
Algoma Acquisition
9.875%, 06/15/15 (A)	1,415	1,097
APERAM
7.750%, 04/01/18 (A)	1,170	1,018
Appleton Papers
10.500%, 06/15/15 (A)	505	495
ARD Finance PIK
11.125%, 06/01/18 (A)	1,556	1,260
Ardagh Packaging Finance
9.125%, 10/15/20 (A)	1,260	1,134
7.375%, 10/15/17 (A)	300	286
Ashland
9.125%, 06/01/17	1,620	1,792
Berry Plastics
10.250%, 03/01/16	710	618
9.750%, 01/15/21	1,275	1,084
Boise Paper Holdings
9.000%, 11/01/17	1,270	1,327
BWAY Holding
10.000%, 06/15/18	1,130	1,186
Cascades
7.750%, 12/15/17	700	665
Celanese US Holdings
6.625%, 10/15/18	550	569
Cemex
9.000%, 01/11/18 (A)	2,220	1,504
Chemtura
7.875%, 09/01/18	1,205	1,181
Clearwater Paper
7.125%, 11/01/18	865	859
Domtar
9.500%, 08/01/16	275	326
FMG Resources August 2006 Pty
7.000%, 11/01/15 (A)	1,035	963
6.875%, 02/01/18 (A)	210	185
6.375%, 02/01/16 (A)	100	90
Georgia-Pacific LLC
8.000%, 01/15/24	1,690	1,984

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Graham Packaging
8.250%, 01/01/17	$95	$96
8.250%, 10/01/18	1,110	1,116
Graphic Packaging International
9.500%, 06/15/17	1,265	1,354
7.875%, 10/01/18	1,170	1,199
Headwaters
7.625%, 04/01/19	1,215	929
Hexion US Finance
9.000%, 11/15/20	1,190	872
8.875%, 02/01/18	1,885	1,555
Huntsman International
8.625%, 03/15/20	435	423
8.625%, 03/15/21	905	867
Ineos Group Holdings PLC
8.500%, 02/15/16 (A)	1,030	762
JMC Steel Group
8.250%, 03/15/18 (A)	1,215	1,142
Kinove German Bondco GmbH
9.625%, 06/15/18 (A)	500	452
Longview Fibre Paper & Packaging
8.000%, 06/01/16 (A)	1,505	1,460
Lyondell Chemical
11.000%, 05/01/18	6,890	7,441
MacDermid
9.500%, 04/15/17 (A)	1,300	1,202
Midwest Vanadium Pty
11.500%, 02/15/18 (A)	1,100	869
Millar Western Forest Products
8.500%, 04/01/21 (A)	665	509
Mirabela Nickel
8.750%, 04/15/18 (A)	1,425	1,154
Momentive Performance Materials
9.000%, 01/15/21	2,155	1,476
Momentive Performance Materials PIK
2.078%, 06/04/17 (I) (J) (K)	1,794	1,569
Nalco
6.625%, 01/15/19 (A)	145	159
NewPage
11.375%, 12/31/14 (B)	380	282
Nexeo Solutions
8.375%, 03/01/18 (A)	1,610	1,590
Noranda Aluminium
Acquisition PIK
4.417%, 05/15/15 (C)	1,746	1,572
Nova Chemicals
8.625%, 11/01/19	350	379
Novelis
8.750%, 12/15/20	835	818
8.375%, 12/15/17	1,920	1,901
Packaging Dynamics
8.750%, 02/01/16 (A)	2,339	2,292
PH Glatfelter
7.125%, 05/01/16	250	246

138	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pregis
12.375%, 10/15/13	$3,581	$3,259
Rain CII Carbon
8.000%, 12/01/18 (A)	310	293
Reichhold Industries
9.000%, 08/15/14 (A)	1,969	1,339
Rhodia
6.875%, 09/15/20 (A)	1,970	2,266
Ryerson
12.000%, 11/01/15	1,215	1,215
Sealed Air
8.375%, 09/15/21 (A)	1,530	1,545
8.125%, 09/15/19 (A)	435	439
Solutia
8.750%, 11/01/17	1,150	1,225
7.875%, 03/15/20	865	910
Standard Steel
12.000%, 05/01/15 (A)	2,850	3,299
SunCoke Energy
7.625%, 08/01/19 (A)	2,435	2,380
Verso Paper Holdings
11.500%, 07/01/14	1,152	1,198
Vertellus Specialties
9.375%, 10/01/15 (A)	3,390	2,966
Vulcan Materials
7.500%, 06/15/21	280	261
6.500%, 12/01/16	280	258

		79,917

Telecommunication Services — 4.8%
Buccaneer Merger Sub
9.125%, 01/15/19 (A)	2,435	2,386
Cincinnati Bell
8.375%, 10/15/20	1,465	1,362
Clearwire Communications
12.000%, 12/01/15 (A)	2,300	1,949
12.000%, 12/01/15 (A)	3,085	2,599
12.000%, 12/01/17 (A)	1,604	966
Cogent Communications Group
8.375%, 02/15/18 (A)	590	608
Cricket Communications
7.750%, 10/15/20	1,815	1,579
7.750%, 10/15/20 (A)	120	103
Crown Castle International
9.000%, 01/15/15	1,365	1,447
Digicel Group
10.500%, 04/15/18 (A)	1,145	1,128
8.250%, 09/01/17 (A)	2,244	2,109
EH Holding
7.625%, 06/15/21 (A)	2,340	2,252
6.500%, 06/15/19 (A)	590	568
Frontier Communications
8.500%, 04/15/20	910	883

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GCI
8.625%, 11/15/19	$520	$542
Inmarsat Finance
7.375%, 12/01/17 (A)	2,125	2,130
Integra Telecom Holdings
10.750%, 04/15/16 (A)	1,405	1,243
Intelsat Jackson Holding
7.250%, 04/01/19 (A)	1,865	1,730
7.250%, 10/15/20 (A)	1,305	1,204
Intelsat Luxembourg
11.250%, 02/04/17	2,130	1,848
Intelsat Luxembourg PIK
11.500%, 02/04/17	2,112	1,816
11.500%, 02/04/17 (A)	3,915	3,367
ITC Deltacom
10.500%, 04/01/16	690	704
Level 3 Communications
11.875%, 02/01/19 (A)	670	636
Level 3 Escrow
8.125%, 07/01/19 (A)	400	354
Level 3 Financing
10.000%, 02/01/18	1,820	1,747
9.375%, 04/01/19 (A)	1,105	1,028
Lucent Technologies
6.450%, 03/15/29	1,740	1,444
MetroPCS Wireless
7.875%, 09/01/18	1,115	1,082
NII Capital
7.625%, 04/01/21	590	586
PAETEC Holding
9.875%, 12/01/18	1,960	2,053
8.875%, 06/30/17	700	735
Sable International Finance MTN
7.750%, 02/15/17 (A)	1,340	1,300
Satmex Escrow
9.500%, 05/15/17 (A)	640	618
Sprint Capital
8.750%, 03/15/32	5,295	4,600
Telcordia Technologies
11.000%, 05/01/18 (A)	3,315	4,127
Telesat Canada
12.500%, 11/01/17	760	851
Trilogy International Partners
10.250%, 08/15/16 (A)	75	74
Virgin Media Finance PLC
8.375%, 10/15/19	670	712
West
7.875%, 01/15/19	1,205	1,133
Wind Acquisition Finance
11.750%, 07/15/17 (A)	3,778	3,211
7.250%, 02/15/18 (A)	610	521

SEI Institutional Managed Trust / Annual Report / September 30, 2011	139

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Windstream
8.125%, 09/01/18	$585	$589
7.750%, 10/01/21	600	579
7.500%, 04/01/23	1,220	1,138

		63,641

Utilities — 1.3%
AES
9.750%, 04/15/16	870	935
Calpine
7.875%, 07/31/20 (A)	2,737	2,641
7.875%, 01/15/23 (A)	485	468
7.500%, 02/15/21 (A)	2,922	2,791
7.250%, 10/15/17 (A)	300	289
Elwood Energy
8.159%, 07/05/26	711	696
Energy Future Holdings
10.000%, 01/15/20	245	238
Energy Future Intermediate Holding
10.000%, 12/01/20	1,489	1,452
GenOn Energy
9.500%, 10/15/18	965	907
Mirant (Escrow Security)
0.000%, 07/15/04 (B)	450	5
Mirant Americas Generation LLC
8.500%, 10/01/21	1,130	972
North American Energy Alliance
10.875%, 06/01/16 (A)	1,100	1,141
NRG Energy
8.250%, 09/01/20	70	66
7.875%, 05/15/21 (A)	550	503
7.625%, 01/15/18 (A)	1,120	1,042
Public Service of New Mexico
7.950%, 05/15/18	2,600	2,983

		17,129

Total Corporate Obligations (Cost $1,107,253) ($ Thousands)		1,044,888

COLLATERALIZED DEBT OBLIGATIONS — 8.3%

Financials — 2.8%
ACAS CLO, Ser 2007-1A, Cl A1J
0.561%, 04/20/21 (A) (C)	5,207	4,270
CIFC Funding, Ser 2007-3A, Cl B
1.503%, 07/26/21 (A) (C)	2,500	1,754
CIT CLO, Ser 2007-1A, Cl D
2.351%, 06/20/21 (A) (C)	2,800	1,904
Commercial Industrial Finance, Ser 2006-1BA, Cl B2L
4.355%, 12/22/20 (C)	2,386	1,265
Commercial Industrial Finance, Ser 2006-2A
4.326%, 03/01/21 (A) (C)	3,138	1,648

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Industrial Finance, Ser 2006-2A, Cl B1L
1.926%, 03/01/21 (A) (C)	$1,980	$1,089
Commercial Industrial Finance, Ser 2007-1A
4.175%, 05/10/21 (C)	2,009	1,014
Emporia Preferred Funding, Ser 2007-3A, Cl C
1.153%, 04/23/21 (A) (C)	1,708	1,247
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.554%, 08/01/21 (A) (C)	13,673	11,075
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.754%, 08/01/21 (A) (C)	14,055	9,838
Rockwall CDO, Ser 2006-1A, Cl A2L
0.904%, 08/01/21 (A) (C)	3,017	1,931

		37,035

Other Asset-Backed Securities — 5.5%
ARES CLO Funds, Ser 2006- 5RA, Cl D
2.208%, 02/24/18 (A) (C)	1,253	808
Equinox Funding, Ser 2000- 1A, Cl A
0.887%, 11/15/12 (A) (C)	3,094	3,017
FM Leveraged Capital Fund, Ser 2006-2A, Cl B
0.756%, 11/15/20 (A) (C)	3,157	2,620
FM Leveraged Capital Fund, Ser 2006-2A, Cl D
1.886%, 11/15/20 (A) (C)	694	451
GSC Partners CDO Fund, Ser 2007-8A, Cl B
1.000%, 04/17/21 (A) (C)	2,386	1,579
Jasper CLO, Ser 2005-1A, Cl B
0.836%, 08/01/17 (A) (C)	1,826	1,306
Lightpoint CLO, Ser 2007-7A, Cl D
4.286%, 05/15/21 (A) (C)	2,956	1,862
Newstar Trust, Ser 2007-1A, Cl A1
0.559%, 09/30/22 (A) (C)	7,402	6,718
Red River CLO, Ser 2006-1A, Cl C
0.974%, 07/27/18 (A) (C)	5,456	3,519
Red River CLO, Ser 2006-1A, Cl D
1.904%, 07/27/18 (A) (C)	2,946	1,532
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.504%, 08/01/24 (A) (C)	50,064	38,549
Stone Tower CDO, Ser 2004-1A, Cl A1LA
0.753%, 01/29/20 (A) (C)	2,795	2,543
Tricadia CDO, Ser 2007-1AR, Cl A2L
0.819%, 02/28/16 (A) (C)	6,210	5,154
Westwood CDO, Ser 2007-2A, Cl D
2.053%, 04/25/22 (A) (C)	3,367	1,936

		71,594

Total Collateralized Debt Obligations (Cost $113,417) ($ Thousands)		108,629

140	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 5.8%
AL Gulf Coast Terminals
6.750%, 06/02/16	$466	$466
Alliance Laundry Systems
6.750%, 09/23/16	38	38
6.250%, 09/23/16	1,390	1,369
Alliant Holdings I
6.750%, 08/21/14	487	481
Asurion, 1st Lien Term Loan
5.500%, 06/10/18	955	899
Asurion, 2nd Lien Term Loan
9.000%, 05/20/19	3,300	3,132
Attachmate, 1st Lien Term Loan
6.500%, 02/25/17	1,750	1,680
Brock Holdings
10.000%, 03/16/18	390	352
Central Parking
2.400%, 05/22/14	608	501
Central Parking, 1st Lien
2.625%, 05/22/14	1,419	1,170
Claire’s Stores
3.003%, 05/27/14	150	126
2.989%, 05/27/14	717	603
Clear Channel
3.889%, 01/29/16	306	214
Clear Channel, Term Loan B
0.000%, 01/29/16 (G)	475	331
First Data
4.235%, 03/24/18	3,405	2,751
First Data, Initial Tranche B-1
2.985%, 09/24/14	1,400	1,214
First Data, Initial Tranche B-2
2.985%, 09/24/14	28	24
First Data, Term Loan B-3
2.985%, 09/24/14	248	215
Firth Rixson, Facility B
4.869%, 12/18/15	500	453
Firth Rixson, Facility C
5.369%, 12/20/16	500	456
Gambro Aktiebolag
4.980%, 05/24/16	665	655
4.480%, 11/24/16	521	492
Guitar Center, Extended Term Loan
5.620%, 04/09/17	1,833	1,604
Harbinger
10.000%, 01/28/12	4,497	4,497
Harrah’s Operating
9.500%, 01/28/15	2,948	2,855
3.369%, 01/28/15	9	7
3.253%, 01/28/15	1,226	1,020
Inc Research
7.000%, 07/12/18	900	852

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ineos Group, Term Loan B-2
7.501%, 12/16/13	$808	$804
Ineos Group, Term Loan C-2
8.001%, 12/16/14	927	927
Infor Global Enterprise Solutions
6.489%, 03/02/14	917	710
Infor Global Solutions
8.240%, 08/29/14	4,013	1,756
Infor Global Solutions, 2nd Lien
6.489%, 03/02/14	1,583	1,227
Intelsat Jackson Holdings
2.750%, 02/01/14	2,100	1,911
Kalispel Tribal Economic Authority
5.989%, 01/31/17	2,770	2,576
Lawson Software
6.750%, 07/05/17	2,250	2,126
Level 3 Financing (L)
0.000%, 04/21/12	1,000	—
Medical Card
12.000%, 09/15/15	1,458	1,386
Merrill Communications
7.500%, 12/24/12	1,100	1,055
Metroflag, 2nd Lien
14.000%, 01/06/09 (B)	300	—
MGM Mirage
7.000%, 02/21/14	1,489	1,401
NCO Group
8.000%, 05/15/13	893	866
Nelson Edu, Term Loan B-1L
2.869%, 07/05/14	1,000	793
Nuveen Investments, 2nd Lien
12.500%, 07/31/15	910	930
Obsidian Natural Gas Trust
7.000%, 11/02/15	2,367	2,367
PQ
6.740%, 06/14/14	1,297	1,142
Realogy
13.500%, 10/15/17	865	833
Realogy, Term B Loan
4.522%, 10/10/13	709	636
Rite Aid
4.500%, 02/17/18	2,138	1,970
Shield Finance
7.750%, 06/15/16	1,444	1,400
Simmons Holdco Unsecured (Escrow)
0.000%, 02/15/12	1,697	—
SpringLeaf Financial
5.500%, 05/06/17	1,860	1,607
Summit Material
6.500%, 12/03/15	1,290	1,239
Sun Healthcare
7.500%, 09/23/16	2,731	2,308
Targa Resources
3.323%, 02/09/15	866	866

SEI Institutional Managed Trust / Annual Report / September 30, 2011	141

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2011

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

3.253%, 02/09/15	$850	$850
Texas Competitive Electric Holdings, Extending Term Loan
4.772%, 10/10/17	958	637
4.726%, 10/10/17	900	599
3.726%, 10/10/14	5,837	4,104
Texas Competitive Electric Holdings, Term Loan
3.772%, 10/10/14	5	4
Thronox
7.000%, 10/14/15	1,399	1,386
Vertafore
9.750%, 10/27/17	450	430
Walter Investment Management
7.750%, 06/30/16	3,100	3,009
Wide Open West Finance
8.500%, 06/27/15	—	—
6.480%, 06/27/15	3,075	2,898
Zuffa
7.500%, 06/18/15	1,715	1,671

Total Loan Participations (Cost $80,226) ($ Thousands)		76,881

AUCTION RATE PREFERRED SECURITIES — 0.7%
BlackRock Insured Municipal Income Trust	13,750	1,279
BlackRock Municipal Income Trust	28,250	2,627
BlackRock Municipal Income Trust	13,250	1,232
BlackRock MuniVest Fund	12,750	1,186
Invesco Insured Municipal Trust	19,000	1,653
Invesco Van Kampen Senior Income Trust	18,250	1,643

Total Auction Rate Preferred Securities (Cost $9,002) ($ Thousands)		9,620

ASSET-BACKED SECURITIES — 0.2%

Other Asset-Backed Securities — 0.2%
Airplanes Pass-Through Trust, Ser 2001-1A
0.779%, 03/15/19 (C)	1,533	966
Cajun Global LLC, Ser 2011- 1A
5.955%, 02/20/41 (A)	1,260	1,310

Total Asset-Backed Securities (Cost $2,219) ($ Thousands)		2,276

MUNICIPAL BONDS — 0.7%
Buckeye Tobacco Settlement Finance Authority, Ser A- 2, RB
Callable 06/01/17 @ 100
5.375%, 06/01/24	210	164
5.125%, 06/01/24	610	463

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Golden State Tobacco Securitization, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	$2,510	$1,766
5.125%, 06/01/47	2,095	1,329
4.500%, 06/01/27	65	51
New Jersey Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	5,430	3,497
4.750%, 06/01/34	2,000	1,301

Total Municipal Bonds (Cost $8,346) ($ Thousands)		8,571

CONVERTIBLE BONDS — 0.4%
Hologic CV to 25.9110
2.000%, 12/15/37	970	908
Liberty Media CV to 16.7764
3.750%, 02/15/30	3,200	1,704
Liberty Media CV to 22.94686
4.000%, 11/15/29	1,715	978
Mirant CV to 14.7167
0.000%, 06/15/21 (B)	2,200	4
Nortel Networks
2.125%, 04/15/14 (B)	1,660	1,627
Vector Group CV to 59.3618
12.921%, 06/15/26 (C)	373	424

Total Convertible Bonds (Cost $5,672) ($ Thousands)		5,645

PREFERRED STOCK — 0.3%
Ally Financial (A) (C)	48	3,025
Dana Holding (A)	5	530
General Motors	5	168

Total Preferred Stock (Cost $4,207) ($ Thousands)		3,723

	Number of Warrants

WARRANTS — 0.2%
Alion Science & Technology, Expires 03/15/17*	1,790	—
CUI Acquisition (I) (J) (K)	47,444	2,948

Total Warrants (Cost $4,033) ($ Thousands)		2,948

COMMON STOCK — 0.2%
Aventine Renewable Energy Holdings* (A)	66,907	368
Core-Mark Holding*	740	23
Dana Holding*	67,046	704

142	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Description	Shares	Market Value ($ Thousands)

Delta Air Lines*	2,568	$19
Dex One*	31,547	18
LyondellBasell Industries, Cl A	26,951	658
Neenah Enterprises (K)*	17,244	78
Shreveport Gaming Holdings	13,948	—
United Continental Holdings*	35	1
VSS AHC, Cl A* (I) (J) (K)	27,106	323

Total Common Stock (Cost $4,859) ($ Thousands)		2,192

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.130%**† (H)	6,083	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	27,915,323	$27,915

Total Cash Equivalent (Cost $27,915) ($ Thousands)		27,915

Total Investments — 98.2% (Cost $1,367,155) ($ Thousands)		$1,293,294

A summary of outstanding swap agreements held by the Fund at September 30, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	CDX.NA.HY.SERIES 15	BUY	5.00%	12/20/15	$11,000	$976
Barclays Bank PLC	CDX.NA.HY.SERIES 13 12/14	BUY	5.00	12/20/14	14,355	(255)

						$721

Percentages are based on a Net Assets of $1,317,073 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011

†	Investment in Affiliated Security (see Note 5)

‡	Real Estate Investment Trust

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effects as of September 30, 2011. The date reported on the Schedule of Investments is the final maturity date.

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on September 30, 2011. The coupon on a step bond changes on a specified date.

(F)	This security or a partial position of this security is on loan at September 30, 2011 (see Note 9). The total market value of securities on loan at September 30, 2011 was $1,216 ($ Thousands).

(G)	Unsettled bank loan. Interest rate not available.

(H)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2011 was $6 ($ Thousands).

(I)	Security considered restricted. The total market value of such securities as of September 30, 2011 was $4,905 ($ Thousands) and represented 0.37% of Net Assets.

(J)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2011 was $4,905 ($ Thousands) and represented 0.37% of Net Assets.
(K)	Security considered illiquid. The total market value of such securities as of September 30, 2011 was $4,983 ($ Thousands) and represented 0.38% of Net Assets.

(L)	Unfunded Bank Loan

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

Amounts designated as “—” are $O or have been rounded to $O

SEI Institutional Managed Trust / Annual Report / September 30, 2011	143

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Concluded)

September 30, 2011

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,038,374	$6,514	$1,044,888
Collateralized Debt Obligations	—	—	108,629	108,629
Loan Participations	—	64,875	12,006	76,881
Auction Rate Preferred Securities	—	—	9,620	9,620
Asset-Backed Securities	—	966	1,310	2,276
Municipal Bonds	—	8,571	—	8,571
Convertible Bonds	—	4,663	982	5,645
Preferred Stock	698	3,025	—	3,723
Warrants	—	—	2,948	2,948
Common Stock	1,423	368	401	2,192
Affiliated Partnership	—	6	—	6
Cash Equivalent	27,915	—	—	27,915

Total Investments in Securities	$30,036	$1,120,848	$142,410	$1,293,294

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps*	$—	$721	$—	$721

Total Other Financial Instruments	$—	$721	$—	$721

*	Swaps are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Collateralized Debt Obligations	Loan Participations	Auction Rate Preferred Securities	Asset Backed Securities	Convertible Bonds	Warrants	Common Stock
Beginning balance as of October 1, 2010	$13,812	$38,280	$10,626	$6,515	$—	$4	$—	$2,273
Accrued discounts/premiums	(202)	1,247	(33)	—	—	—	—	—
Realized gain/(loss)	(1,627)	(921)	(438)	179	—	—	4,024	—
Change in unrealized appreciation/(depreciation)	2,704	8,038	548	680	50	—	(1,076)	(237)
Net purchases/sales	(5,449)	61,985	711	(1,050)	1,260	—	—	—
Net transfer in and/or out of Level 3	(2,724)	—	592	3,296	—	978	—	(1,635)

Ending balance as of September 30, 2011	$6,514	$108,629	$12,006	$9,620	$1,310	$982	$2,948	$401

Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$(137)	$(2,951)	$(38)	$(283)	$—	$—	$—	$(237)

During the year ended September 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

144	SEI Institutional Managed Trust / Annual Report / September 30, 2011

SCHEDULE OF INVESTMENTS

Real Return Fund

September 30, 2011

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Inflation Protected Security
2.500%, 07/15/16	$8,083	$9,289
2.000%, 01/15/14 to 01/15/16 (A)	100,225	108,434
1.875%, 07/15/13 to 07/15/15 (A)	36,972	39,413
1.625%, 01/15/15	37,270	40,106
1.250%, 04/15/14	29,383	30,786
0.625%, 04/15/13	29,207	29,745
0.500%, 04/15/15	46,913	48,815
0.125%, 04/15/16 (A)	48,771	50,390
U.S. Treasury Notes
1.500%, 08/31/18	13,825	13,892

Total U.S. Treasury Obligations (Cost $364,711) ($ Thousands)		370,870

AFFILIATED PARTNERSHIP — 19.9%
SEI Liquidity Fund, L.P. 0.140%*† (B)	74,248,418	74,248

Total Affiliated Partnership (Cost $74,248) ($ Thousands)		74,248

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%*†	13,456,714	13,457

Total Cash Equivalent (Cost $13,457) ($ Thousands)		13,457

Total Investments — 122.8% (Cost $452,416) ($ Thousands)		$458,575

Percentages are based on a Net Assets of $373,560 ($ Thousands)

*	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Investment in Affiliated Security (see Note 5)

(A)	This security or a partial position of this security is on loan at September 30, 2011 (see Note 9). The total market value of securities on loan at September 30, 2011 was $64,511 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total market value of such securities as of September 30, 2011 was $ 74,248 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Amounts designated as “—” are $O or have been rounded to $O

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$370,870	$—	$370,870
Affiliated Partnership	—	74,248	—	74,248
Cash Equivalent	13,457	—	—	13,457

Total Investments in Securities	$13,457	$445,118	$—	$458,575

During the year ended September 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	145

SCHEDULE OF INVESTMENTS

Multi-Strategy Alternative Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 84.2%
AQR Diversified Arbitrage Fund, Class I	3,296,251	$36,885
AQR Managed Futures Strategy Fund, Class I	3,058,784	30,282
Driehaus Active Income Fund	3,656,731	36,604
DWS Disciplined Market Neutral Fund, Institutional Class	1,193,954	11,235
Eaton Vance Global Macro Absolute Return Fund, Class I	2,827,173	27,819
JPMorgan Research Market Neutral Fund, Institutional Class	1,874,871	27,898
Merger Fund	2,725,429	42,490
TFS Market Neutral Fund	1,254,610	17,489
Turner Spectrum Fund, Institutional Class	1,317,518	15,086

Total Registered Investment Companies (Cost $254,318) ($ Thousands)		245,788

CASH EQUIVALENT — 15.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%*†	46,145,109	46,145

Total Cash Equivalent (Cost $46,145) ($ Thousands)		46,145

Total Investments — 100.0% (Cost $300,463) ($ Thousands)		$291,933

Percentages are based on Net Assets of $292,006 ($Thousands).

*	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Investment in Affiliated Security (See Note 5).

Cl — Class

As of September 30, 2011, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

During the year ended September 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

146	SEI Institutional Managed Trust / Annual Report / September 30, 2011

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Statements of Assets and Liabilities ($ Thousands)

September 30, 2011

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
ASSETS:
Investments, at value†	$1,480,196	*	$1,187,475	*	$1,263,491	*
Affiliated investment, at value††	146,922		96,283		208,094
Cash	10		25		—
Receivable for investment securities sold	21,621		11,724		31,510
Receivable for fund shares sold	1,139		443		320
Dividends and interest receivable	1,686		1,743		1,145
Receivable for variation margin	—		19		—
Prepaid Expenses	17		23		17
Total Assets	1,651,591		1,297,735		1,504,577
LIABILITIES:
Payable upon return on securities loaned	105,804		77,060		186,265
Payable for investment securities purchased	20,484		13,688		30,115
Payable for fund shares redeemed	1,436		1,319		1,303
Payable to custodian	—		—		23
Payable for variation margin	719		339		569
Administration fees payable	458		365		395
Investment advisory fees payable	439		322		420
Shareholder servicing fees payable Class A	184		188		139
Shareholder servicing fees payable Class I	—		1		1
Chief Compliance Officer fees payable	2		2		2
Administration servicing fees payable Class I	—		1		1
Accrued expense payable	123		105		111
Total Liabilities	129,649		93,390		219,344
Net Assets	$1,521,942		$1,204,345		$1,285,233
†Cost of investments	1,552,358		1,314,413		1,242,115
††Cost of affiliated investments	146,922		101,048		211,783
* Includes market value of securities on loan	100,274		73,116		177,214
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,521,988		$1,668,887		$1,601,909
Undistributed (distributions in excess of) net investment income	3,100		4,808		315
Accumulated net realized gain (loss) on investments, futures and foreign currency	70,138		(337,031)		(333,658)
Net unrealized appreciation (depreciation) on investments and affiliated investments	(72,162)		(131,703)		17,687
Net unrealized depreciation on futures contracts	(1,122)		(616)		(1,020)
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		—
Net Assets	$1,521,942		$1,204,345		$1,285,233
Net Asset Value, Offering and Redemption Price Per Share — Class A	$10.15		$14.13		$19.77
	($1,521,942,264 ÷ 150,010,170 shares	)	($1,197,272,257 ÷ 84,743,352 shares	)	($1,278,538,337 ÷ 64,675,181 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class E	N/A		N/A		N/A

Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$14.13		$19.57
			($7,073,126 ÷ 500,736 shares	)	($6,694,720 ÷ 342,140 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A		N/A		N/A

‡	See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

148	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund	Small Cap Value Fund		Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund‡	Mid-Cap Fund

$1,484,952	*	$1,406,309	*	$198,384 *	$374,494	*	$270,107 *	$248,648 *	$73,249	*
137,927		192,860		66,210	109,206		95,741	48,019	14,808
10		10		4	64		—	7	6
23,469		—		994	1,214		1,408	898	2,499
740		42,386		241	1,404		58	122	92
1,734		1,926		179	660		61	269	119
—		—		—	—		—	—	—
18		163		3	6		4	3	1
1,648,850		1,643,654		266,015	487,048		367,379	297,966	90,774

122,520		144,795		59,289	102,792		90,211	39,861	13,558
25,778		33,929		1,866	2,091		1,230	876	864
2,187		4,740		591	439		347	1,484	1,094
—		—		—	—		—	—	—
464		1,572		145	198		199	183	42
454		178		63	116		86	79	24
484		36		97	184		116	104	33
137		13		35	60		60	56	9
—		1		—	1		1	—	—
2		2		—	1		—	—	—
—		2		—	1		1	—	—
128		114		20	35		27	26	10
152,154		185,382		62,106	105,918		92,278	42,669	15,634
$1,496,696		$1,458,272		$203,909	$381,130		$275,101	$255,297	$75,140
1,459,246		832,268		224,462	431,776		316,227	265,743	88,471
141,918		195,697		66,210	113,011		98,691	48,313	15,132
116,488		137,997		55,648	96,575		84,713	37,783	12,771

$1,836,818		$ 927,595		$199,564	$529,757		$520,845	$298,137	$109,515
3,368		6,509		(48)	1,275		(122)	387	110
(364,378)		(44,209)		30,684	(88,292)		(196,305)	(25,542)	(18,906)
21,715		571,204		(26,078)	(61,087)		(49,070)	(17,389)	(15,546)
(827)		(2,827)		(213)	(523)		(247)	(295)	(33)
—		—		—	—		—	(1)	—
$1,496,696		$1,458,272		$203,909	$381,130		$275,101	$255,297	$75,140
$10.80		$31.03		$9.51	$14.26		$14.20	$10.39	$14.99
($1,495,782,732 ÷ 138,441,058 shares	)	($255,344,680 ÷ 8,229,185 shares	)	($203,909,320 ÷ 21,450,133 shares )	($377,221,776 ÷ 26,460,103 shares	)	($272,274,903 ÷ 19,179,075 shares )	($255,296,509 ÷ 24,574,361 shares )	($74,199,754 ÷ 4,948,696 shares	)
N/A		$31.17		N/A	N/A		N/A	N/A	N/A
		($1,195,728,724 ÷ 38,358,358 shares	)
N/A		$31.12		N/A	$14.15		$13.82	N/A	$14.99
		($7,198,282 ÷ 231,302 shares	)		($3,908,700 ÷ 276,197 shares	)	($2,826,542 ÷ 204,461 shares )		($940,337 ÷ 62,714 shares	)
$11.07		N/A		N/A	N/A		N/A	N/A	N/A
($913,252 ÷ 82,529 shares	)

SEI Institutional Managed Trust / Annual Report / September 30, 2011	149

Statements of Assets and Liabilities ($ Thousands)

September 30, 2011

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund
ASSETS:
Investments, at value†	$440,184	$450,887	$269,667
Affiliated investment, at value††	11,391	28,800	15,465
Cash	38	2,400	16
Foreign currency, at value†††	638	2,292	331
Cash collateral on futures contracts	—	—	—
Cash collateral on swaps contracts	—	—	—
Receivable for investment securities sold	—	15	—
Receivable for fund shares sold	667	34,384	725
Dividends and interest receivable	793	2,254	476
Receivable for variation margin	—	—	—
Swap contracts, at value††††	—	—	—
Unrealized gain on forward foreign currency contracts	—	5,070	—
Prepaid Expenses	5	4	3
Total Assets	453,716	526,106	286,683
LIABILITIES:
Payable upon return on securities loaned	—	—	—
Payable for investment securities purchased	—	—	6,239
Payable for fund shares redeemed	647	2,442	575
Payable for variation margin	133	498	222
Administration fees payable	133	140	81
Investment advisory fees payable	139	177	78
Shareholder servicing fees payable Class A	85	100	58
Shareholder servicing fees payable Class I	—	—	—
Chief Compliance Officer fees payable	1	1	—
Administration servicing fees payable Class I	—	—	—
Income distribution payable	—	—	—
Swap contracts, at value††††	—	—	—
Options written, at value#	—	—	—
Unrealized loss on forward foreign currency contracts	—	39	—
Accrued expense payable	37	42	22
Total Liabilities	1,175	3,439	7,275
Net Assets	$452,541	$522,667	$279,408
†Cost of investments	411,718	430,567	248,655
††Cost of affiliated investments	11,391	28,800	15,465
†††Cost of foreign currency/(overdraft of foreign currency)	672	2,352	348
††††Premiums received/(paid)	—	—	—
# Premiums received	—	—	—
* Includes market value of securities on loan	—	—	—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$471,029	$548,390	$246,907
Undistributed (distributions in excess of) net investment income	1,683	(5,910)	1,046
Accumulated net realized gain (loss) on investments, option contracts, futures, swap contracts and foreign currency	(48,403)	(44,744)	10,621
Net unrealized appreciation (depreciation) on investments, affiliated investments and option contracts	28,466	20,320	21,012
Net unrealized appreciation (depreciation) on futures contracts	(197)	(316)	(160)
Net unrealized appreciation (depreciation) on swap contracts	—	—	—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(37)	4,927	(18)
Net Assets	$452,541	$522,667	$279,408
Net Asset Value, Offering and Redemption Price Per Share — Class A	$11.49	$8.53	$9.77
	($452,489,456 ÷ 39,391,096 shares )	($522,646,677 ÷ 61,264,691 shares )	($279,407,540 ÷ 28,609,229 shares )
Net Asset Value, Offering and Redemption Price Per Share — Class I	$11.47	$8.44	N/A
	($51,613 ÷ 4,501 shares )	($20,685 ÷ 2,452 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

150	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Real Estate Fund		Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund

$133,844	*	$161,376	$2,291,744 *	$ 975,061 *	$1,265,373	*	$370,870	*	$245,788
38,368		4,901	312,505	153,770	27,921		87,705		46,145
—		2,958	2,135	697	537		—		—
—		—	933	—	—		—		—
—		100	—	—	—		—		—
—		—	1,950	—	—		—		—
247		83	336,011	122,497	2,502		—		—
4,566		365	3,252	871	2,293		767		389
357		465	14,378	5,443	29,673		1,107		90
—		—	438	4	—		—		—
—		—	5,934	1,253	1,104		—		—
—		—	1,252	—	—		—		—
2		2	23	10	17		3		3
177,384		170,250	2,970,555	1,259,606	1,329,420		460,452		292,415

31,708		—	95,556	72,081	6		74,248		—
2,326		11,022	662,704	211,968	9,433		12,256		—
223		184	1,956	1,118	1,197		243		282
—		3	124	71	—		—		—
42		17	506	223	388		42		69
68		50	463	210	473		67		36
22		—	111	11	56		6		—
—		—	3	—	—		—		—
—		—	37	1	2		1		—
—		—	3	—	—		—		—
—		—	460	108	653		—		—
—		—	6,314	1,209	—		—		—
—		—	906	10	—		—		—
—		—	354	—	—		—		—
12		19	222	147	139		29		22
34,401		11,295	769,719	287,157	12,347		86,892		409
$142,983		$158,955	$2,200,836	$ 972,449	$1,317,073		$373,560		$292,006
112,403		169,066	2,262,487	931,760	1,339,234		364,711		254,318
39,734		4,901	316,025	153,770	27,921		87,705		46,145
—		—	953	—	—		—		—
—		—	2,796	438	383		—		—
—		—	(789)	(17)	—		—		—
29,971		—	93,143	70,168	1,216		64,511		—

$179,397		$289,878	$2,244,034	$918,112	$1,548,108		$365,819		$304,155
1,133		984	(4,791)	107	7,003		916		1,118
(57,622)		(124,190)	(63,941)	11,566	(164,898)		666		(4,737)
20,075		(7,690)	25,620	43,308	(73,861)		6,159		(8,530)
—		(27)	2,227	(250)	—		—		—
—		—	(3,176)	(394)	721		—		—
—		—	863	—	—		—		—
$142,983		$158,955	$2,200,836	$ 972,449	$1,317,073		$373,560		$292,006
$11.67		$7.36	$11.14	$10.70	$6.92		$10.60		$9.57
($142,538,241 ÷ 12,215,140 shares	)	($158,936,150÷ 21,582,320 shares )	($2,185,134,827 ÷ 196,196,941 shares )	($972,448,780 ÷ 90,895,979 shares )	($1,316,157,619 ÷ 190,319,806 shares	)	($373,560,400 ÷ 35,249,382 shares	)	($292,005,819 ÷ 30,506,202 shares )
$11.64		$7.36	$11.13	N/A	$6.82		N/A		N/A
($444,891 ÷ 38,227 shares	)	($18,944 ÷ 2,575 shares )	($15,701,474 ÷ 1,410,557 shares )		($915,254 ÷ 134,144 shares	)

SEI Institutional Managed Trust / Annual Report / September 30, 2011	151

Statements of Operations ($ Thousands)

For the year ended September 30, 2011

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$25,497	$34,659	$18,523
Dividends from Affiliated Investments†*	40	23	33
Interest Income	7	5	7
Securities Lending Income — Net**	183	180	310
Less: Foreign Taxes Witheld	—	(6)	—
Total Investment Income	25,727	34,861	18,873
Expenses:
Investment Advisory Fees	6,295	5,449	6,489
Administration Fees	5,650	5,449	5,678
Shareholder Servicing Fees Class (A)	4,036	3,867	4,034
Shareholder Servicing Fees Class (I)	—	26	22
Shareholder Servicing Fees Class (Y)	—	—	—
Administration Servicing Fees Class (I)	—	26	22
Trustee Fees	31	31	32
Chief Compliance Officer Fees	8	7	7
Printing Fees	143	129	134
Professional Fees	99	88	93
Custodian/Wire Agent Fees	145	136	140
Registration Fees	43	52	54
Interest expense	—	—	—
Licensing Fees	—	—	—
Other Expenses	57	61	62
Total Expenses	16,507	15,321	16,767
Less:
Waiver of Investment Advisory Fees	(663)	(760)	(734)
Waiver of Shareholder Servicing Fees Class (A)	(1,389)	(624)	(1,460)
Waiver of Shareholder Servicing Fees Class (I)	—	(7)	(10)
Waiver of Shareholder Servicing Fees Class (Y)	—	—	—
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly*	(57)	(20)	(72)
Net Expenses	14,398	13,910	14,491
Net Investment Income (Loss)	11,329	20,951	4,382
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	94,694	193,650	319,004
Futures Contracts	1,631	736	2,966
Foreign Currency Transactions	(46)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(154,187)	(222,374)	(273,890)
Affiliated Investments	—	259	(210)
Futures Contracts	(2,012)	(1,252)	(2,663)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—
Net Increase (Decrease) in Net Assets from Operations	$(48,591)	$(8,030)	$49,589
†	Income is from the investment of collateral in an affiliated security.
‡	See Note 1 in Notes to Financial Statements.
*	See Note 5 in Notes to Financial Statements.
(1)	Includes realized gain of $40,461 ($ Thousands) due to an affiliated transaction (see Note 5).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

152	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund‡	Mid-Cap Fund

$28,496	$35,105	$2,335	$8,022	$2,169	$3,820	$1,817
35	41	8	8	8	7	4
7	4	16	4	2	1	1
239	258	293	272	559	280	35
—	(2)	(7)	(19)	(8)	(14)	(4)
28,777	35,406	2,645	8,287	2,730	4,094	1,853

6,872	526	1,639	3,468	2,606	2,068	545
6,010	3,859	882	1,867	1,403	1,113	470
4,291	1,483	630	1,317	992	795	333
—	22	—	17	10	—	2
2	—	—	—	—	—	—
—	22	—	17	10	—	2
34	34	5	11	8	6	3
8	9	1	2	2	2	1
149	157	22	43	33	27	14
102	100	14	29	21	18	9
152	150	22	46	35	28	12
51	48	8	18	13	9	4
—	—	1	1	1	—	—
—	119	—	—	—	—	—
67	70	17	25	21	26	9
17,738	6,599	3,241	6,861	5,155	4,092	1,404

(1,219)	—	(128)	(143)	(218)	(406)	—
(1,160)	(415)	(210)	(589)	(449)	(117)	—
—	(9)	—	(10)	—	—	—
(1)	—	—	—	—	—	—
—	(615)	—	—	—	—	—
(39)	(37)	(23)	(11)	(21)	(32)	(31)
15,319	5,523	2,880	6,108	4,467	3,537	1,373
13,458	29,883	(235)	2,179	(1,737)	557	480

183,924	49,578 (1)	34,081	102,565	120,192	55,367	19,551
3,656	2,828	834	591	411	844	865
(18)	—	(4)	1	—	(80)	—

(214,650)	(3,308)	(48,363)	(119,533)	(110,782)	(64,792)	(21,915)
104	(3,981)	—	194	101	315	54
(1,549)	243	(225)	(1,025)	(537)	(669)	(142)
—	—	(1)	(2)	—	36	—
$(15,075)	$75,243	$(13,913)	$(15,030)	$7,648	$(8,422)	$(1,107)

SEI Institutional Managed Trust / Annual Report / September 30, 2011	153

Statements of Operations ($ Thousands)

For the year ended September 30, 2011

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund
Investment Income:
Dividends	$11,069	$15,342	$6,517
Dividends from Affiliated Investments†*	9	11	7
Interest Income	2	33	1
Securities Lending Income — Net	—	—	—
Less: Foreign Taxes Witheld	(66)	(1,277)	(36)
Total Investment Income	11,014	14,109	6,489
Expenses:
Investment Advisory Fees	3,072	2,849	1,750
Administration Fees	1,654	1,534	942
Shareholder Servicing Fees Class (A)	1,181	1,095	673
Shareholder Servicing Fees Class (I)	—	—	—
Administration Servicing Fees Class (I)	—	—	—
Trustee Fees	9	8	5
Printing Fees	41	41	24
Professional Fees	29	29	17
Custodian/Wire Agent Fees	43	71	24
Registration Fees	13	10	7
Chief Compliance Officer Fees	2	2	1
Overdraft Fees	—	1	—
Interest expense	—	—	—
Licensing Fees	—	—	—
Other Expenses	19	42	11
Total Expenses	6,063	5,682	3,454
Less:
Waiver of Investment Advisory Fees	(1,311)	(808)	(756)
Waiver of Shareholder Servicing Fees Class (A)	(16)	—	—
Waiver of Shareholder Servicing Fees Class (I)	—	—	—
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly*	—	—	—
Net Expenses	4,736	4,874	2,698
Net Investment Income	6,278	9,235	3,791
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	52,464	15,626	25,324
Futures Contracts	687	787	(130)
Written Options	—	—	—
Swap Contracts	—	—	—
Foreign Currency Transactions	11	(10,369)	6
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(27,765)	(9,706)	(12,895)
Affiliated Investments	—	—	—
Futures Contracts	(358)	(459)	(261)
Written Options	—	—	—
Swap Contracts	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(37)	6,375	(18)
Net Increase (Decrease) in Net Assets from Operations	$31,280	$11,489	$15,817
†	Income is from the investment of collateral in an affiliated security.
*	See Note 5 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

154	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund	Real Return Fund	Multi-Strategy Alternative Fund

$2,472	$—	$121	$—	$852	$—	$5,733
6	3	78	25	50	5	6
—	5,048	86,551	30,953	129,189	11,113	—
65	—	70	32	—	2	—
—	—	—	(3)	(17)	—	—
2,543	5,051	86,820	31,007	130,074	11,120	5,739

1,122	629	6,034	2,427	7,661	696	3,811
604	550	6,144	2,471	5,500	1,107	889
430	393	5,446	2,207	3,919	791	635
1	—	39	—	10	—	—
1	—	39	—	10	—	—
4	3	43	17	31	6	5
12	14	180	75	136	30	24
10	10	136	57	92	22	17
16	13	185	76	140	28	23
7	5	75	28	45	7	16
1	1	10	4	8	2	1
—	—	—	—	—	—	—
—	—	809	—	7	—	—
—	—	—	—	—	—	—
8	31	412	306	171	11	8
2,216	1,649	19,552	7,668	17,730	2,700	5,429

(93)	(165)	(413)	(112)	(756)	—	(3,430)
(147)	(393)	(3,528)	(1,714)	(2,933)	(778)	(635)
(1)	—	(30)	—	(8)	(492)	—
—	(145)	—	—	—	—	(89)
(2)	—	—	—	—	—	—
1,973	946	15,581	5,842	14,033	1,430	1,275
570	4,105	71,239	25,165	116,041	9,690	4,464

51,224	918	10,859	20,537	57,151	1,621	(2,697)
—	(506)	(7,067)	(2,153)	—	(161)	—
—	—	1,047	163	—	—	—
—	—	(9,498)	(587)	(1,185)	—	—
2	—	(2,243)	—	1,668	—	—

(43,227)	(3,654)	38,992	4,812	(123,966)	1,678	(10,037)
237	—	(143)	—	1	—	—
—	(4)	2,390	(150)	—	93	—
—	—	(34)	22	—	—	—
—	—	7,204	669	1,764	—	—
(3)	—	1,685	—	—	—	—
$8,803	$859	$114,431	$48,478	$51,474	$12,921	$(8,270)

SEI Institutional Managed Trust / Annual Report / September 30, 2011	155

Statements of Changes in Net Assets ($ Thousands)

For the years or period ended September 30,

	Large Cap Fund(2)		Large Cap Value Fund		Large Cap Growth Fund
	2011	10/01/09 to 09/30/10	2011	2010	2011	2010
Operations:
Net Investment Income (Loss)	$11,329	$11,805	$20,951	$25,362	$4,382	$11,627
Net Realized Gain from Investments and Futures Contracts	96,325	30,848	194,386	128,574	321,970	195,691
Net Realized Gain (Loss) on Foreign Currency Transactions	(46)	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments and Futures Contracts	(156,199)	82,915	(223,367)	(14,902)	(276,763)	6,021
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets from Operations	(48,591)	125,568	(8,030)	139,034	49,589	213,339
Dividends and Distributions From:
Net Investment Income:
Class A	(11,257)	(9,179)	(21,590)	(28,231)	(6,569)	(11,922)
Class E	—	—	—	—	—	—
Class I	—	—	(124)	(153)	(18)	(35)
Class Y	—	—	—	—	—	—
Net Capital Gains:
Class A	(51,267)	(5,320)	—	—	—	—
Return of Capital:
Class A	—	—	—	—	—	—
Total Dividends and Distributions	(62,524)	(14,499)	(21,714)	(28,384)	(6,587)	(11,957)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	882,457	1,846,164	245,648	279,951	247,545	270,461
Reinvestment of Dividends and Distributions	59,713	13,994	20,560	26,863	6,245	11,357
Cost of Shares Redeemed	(705,012)	(575,328)	(543,203)	(756,272)	(620,143)	(914,247)
Increase (Decrease) in Net Assets Derived from Class A Transactions	237,158	1,284,830	(276,995)	(449,458)	(366,353)	(632,429)
Class E:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Increase in Net Assets Derived from Class E Transactions	—	—	—	—	—	—
Class I:
Proceeds from Shares Issued	—	—	2,046	2,902	3,100	2,408
Reinvestment of Dividends and Distributions	—	—	107	130	15	28
Cost of Shares Redeemed	—	—	(5,509)	(4,747)	(4,614)	(4,555)
Decrease in Net Assets Derived from Class I Transactions	—	—	(3,356)	(1,715)	(1,499)	(2,119)
Class Y:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Decrease in Net Assets Derived from Class Y Transactions	—	—	—	—	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	237,158	1,284,830	(280,351)	(451,173)	(367,852)	(634,548)
Net Increase (Decrease) in Net Assets	126,043	1,395,899	(310,095)	(340,523)	(324,850)	(433,166)
Net Assets:
Beginning of Year/Period	1,395,899	—	1,514,440	1,854,963	1,610,083	2,043,249
End of Year/Period	$1,521,942	$1,395,899	$1,204,345	$1,514,440	$1,285,233	$1,610,083
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Year or Period End	$3,100	$2,840	$4,808	$5,338	$315	$2,419
(1)	See Note 6 in Notes to Financial Statements.
(2)	Commenced operations on October 1, 2009.
(3)	Includes realized gain of $40,461 ($ Thousands) due to an affiliated transaction (see Note 5).
(4)	Includes redemptions as a result of an affiliated transaction (see Note 5).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

156	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Tax-Managed Large Cap Fund		S&P 500 Index Fund			Small Cap Fund(2)		Small Cap Value Fund		Small Cap Growth Fund
2011	2010	2011		2010	2011	10/01/09 to 09/30/10	2011	2010	2011	2010

$13,458	$15,082	$29,883		$26,258	$(235)	$245	$2,179	$2,641	$(1,737)	$(862)
187,580	90,748	52,406	(3)	3,939	34,915	17,066	103,156	38,352	120,603	48,602
(18)	—	—		—	(4)	(27)	1	(15)	—	1
(216,095)	37,787	(7,046)		98,457	(48,588)	22,297	(120,364)	24,309	(111,218)	(6,590)
—	—	—		—	(1)	1	(2)	6	—	—
(15,075)	143,617	75,243		128,654	(13,913)	39,582	(15,030)	65,293	7,648	41,151

(13,808)	(16,015)	(10,156)		(7,350)	(298)	(381)	(3,293)	(4,124)	—	—
—	—	(19,947)		(18,431)	—	—	—	—	—	—
—	—	(122)		(139)	—	—	(30)	(37)	—	—
(17)	(32)	—		—	—	—	—	—	—	—

—	—	—		—	(20,459)	(186)	—	—	—	—

—	—	—		—	—	—	—	—	—	(30)
(13,825)	(16,047)	(30,225)		(25,920)	(20,757)	(567)	(3,323)	(4,161)	—	(30)

401,064	344,698	966,434		174,347	180,209	443,002	95,848	186,381	79,496	142,613
12,604	14,652	9,817		6,982	19,893	548	3,104	3,804	—	28
(423,565)	(547,879)	(1,120,943	)(4)	(332,876)	(185,501)	(258,587)	(239,326)	(352,875)	(195,805)	(280,793)
(9,897)	(188,529)	(144,692)		(151,547)	14,601	184,963	(140,374)	(162,690)	(116,309)	(138,152)

—	—	442,098		266,963	—	—	—	—	—	—
—	—	19,086		17,440	—	—	—	—	—	—
—	—	(282,508)		(169,713)	—	—	—	—	—	—
—	—	178,676		114,690	—	—	—	—	—	—

—	—	1,842		2,805	—	—	1,818	2,142	1,913	1,301
—	—	81		90	—	—	28	34	—	—
—	—	(3,200)		(3,736)	—	—	(4,860)	(3,477)	(2,764)	(2,037)
—	—	(1,277)		(841)	—	—	(3,014)	(1,301)	(851)	(736)

218	50	—		—	—	—	—	—	—	—
16	32	—		—	—	—	—	—	—	—
(2,518)	(460)	—		—	—	—	—	—	—	—
(2,284)	(378)	—		—	—	—	—	—	—	—
(12,181)	(188,907)	32,707		(37,698)	14,601	184,963	(143,388)	(163,991)	(117,160)	(138,888)
(41,081)	(61,337)	77,725		65,036	(20,069)	223,978	(161,741)	(102,859)	(109,512)	(97,767)

1,537,777	1,599,114	1,380,547		1,315,511	223,978	—	542,871	645,730	384,613	482,380
$1,496,696	$1,537,777	$1,458,272		$1,380,547	$203,909	$223,978	$381,130	$542,871	$275,101	$384,613
$3,368	$3,548	$6,509		$6,641	$(48)	$(3)	$1,275	$1,236	$(122)	$(4)

SEI Institutional Managed Trust / Annual Report / September 30, 2011	157

Statements of Changes in Net Assets ($ Thousands)

For the years ended September 30,

	Tax-Managed Small/Mid Cap Fund‡
	2011	2010
Operations:
Net Investment Income	$557	$856
Net Realized Gain from Investments and Futures Contracts	56,211	21,226
Net Realized Gain (Loss) on Foreign Currency Transactions	(80)	(21)
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments and Futures Contracts	(65,146)	14,292
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	36	(37)
Net Increase (Decrease) in Net Assets from Operations	(8,422)	36,316
Dividends and Distributions From:
Net Investment Income:
Class A	(741)	(727)
Class I	—	—
Total Dividends and Distributions	(741)	(727)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	92,360	114,100
Reinvestment of Dividends and Distributions	663	648
Cost of Shares Redeemed	(128,906)	(112,458)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(35,883)	2,290
Class I:
Proceeds from Shares Issued	—	—
Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	—	—
Increase in Net Assets Derived from Class I Transactions	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(35,883)	2,290
Net Increase (Decrease) in Net Assets	(45,046)	37,879
Net Assets:
Beginning of Year/Period	300,343	262,464
End of Year/Period	$255,297	$300,343
Undistributed Net Investment Income Included in Net Assets at Year End	$387	$337
‡	See Note 1 in Notes to Financial Statements.
(1)	See Note 6 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

158	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Mid-Cap Fund		U.S. Managed Volatility Fund
2011	2010	2011	2010

$480	$706	$6,278	$5,117
20,416	25,301	53,151	22,600
—	—	11	—
(22,003)	(11,372)	(28,123)	21,791
—	—	(37)	—
(1,107)	14,635	31,280	49,508

(669)	(728)	(5,925)	(5,225)
(2)	(1)	(1)	—
(671)	(729)	(5,926)	(5,225)

84,175	110,681	307,919	195,255
542	620	5,322	4,794
(133,397)	(120,415)	(301,778)	(209,646)
(48,680)	(9,114)	11,463	(9,597)

593	591	99	32
2	1	1	—
(189)	(338)	(82)	(16)
406	254	18	16
(48,274)	(8,860)	11,481	(9,581)
(50,052)	5,046	36,835	34,702

125,192	120,146	415,706	381,004
$75,140	$125,192	$452,541	$415,706
$110	$244	$1,683	$1,165

SEI Institutional Managed Trust / Annual Report / September 30, 2011	159

Statements of Changes in Net Assets ($ Thousands)

For the years or periods ended September 30,

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Real Estate Fund
	2011	2010	2011	2010	2011	2010
Operations:
Net Investment Income (Loss)	$9,235	$4,285	$3,791	$2,734	$570	$1,045
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts, Written Options and Swap Contracts	16,413	6,114	25,194	8,265	51,224	21,172
Net Realized Gain (Loss) on Foreign Currency Transactions	(10,369)	(7,118)	6	—	2	(3)
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments, Futures Contracts, Written Options, Written Swaptions and Swap Contracts	(10,165)	11,196	(13,156)	17,124	(42,990)	29,623
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	6,375	(606)	(18)	—	(3)	2
Net Increase (Decrease) in Net Assets from Operations	11,489	13,871	15,817	28,123	8,803	51,839
Dividends and Distributions From:
Net Investment Income:
Class A	—	(792)	(3,483)	(2,727)	(2,950)	(5,227)
Class I	—	—	—	—	(8)	(6)
Net Capital Gains:
Class A	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Return of Capital:
Class A	—	(72)	—	—	—	(2,156)
Class I	—	—	—	—	—	(2)
Total Dividends and Distributions	—	(864)	(3,483)	(2,727)	(2,958)	(7,391)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	383,451	206,148	123,851	106,386	62,150	132,143
Reinvestment of Dividends and Distributions	—	807	2,931	2,337	2,812	6,463
Cost of Shares Redeemed	(202,820)	(103,209)	(96,110)	(69,982)	(149,135)	(183,367)
Increase (Decrease) in Net Assets Derived from Class A Transactions	180,631	103,746	30,672	38,741	(84,173)	(44,761)
Class I:
Proceeds from Shares Issued	108	102	—	—	482	183
Reinvestment of Dividends and Distributions	—	—	—	—	8	8
Cost of Shares Redeemed	(151)	(55)	—	—	(351)	(66)
Increase (Decrease) in Net Assets Derived from Class I Transactions	(43)	47	—	—	139	125
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	180,588	103,793	30,672	38,741	(84,034)	(44,636)
Net Increase (Decrease) in Net Assets	192,077	116,800	43,006	64,137	(78,189)	(188)
Net Assets:
Beginning of Year/Period	330,590	213,790	236,402	172,265	221,172	221,360
End of Year/Period	$522,667	$330,590	$279,408	$236,402	$142,983	$221,172
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Year or Period End	$(5,910)	$(6,384)	$1,046	$658	$1,133	$(89)
(1)	See Note 6 in Notes to Financial Statements.
(2)	Commenced operations on March 31, 2010.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

160	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Enhanced Income Fund		Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund(2)
2011	2010	2011	2010	2011	2010	2011	2010	2011	2010	2011	03/31/10 to 09/30/10

$4,105	$4,262	$71,239	$102,782	$25,165	$26,290	$116,041	$125,624	$9,690	$1,877	$4,464	$(315)
412	(27,682)	(4,659)	79,072	18,547	26,003	55,966	59,192	1,460	2,003	(2,697)	(2,040)
—	—	(2,243)	760	(587)	—	1,668	—	—	—	—	—
(3,658)	36,331	48,409	144,048	5,353	22,586	(122,201)	83,585	1,771	3,629	(10,037)	1,507
—	(4)	1,685	(1,145)	—	—	—	—	—	—	—	—
859	12,907	114,431	325,517	48,478	74,879	51,474	268,401	12,921	7,509	(8,270)	(848)

(3,390)	(6,383)	(73,839)	(103,593)	(26,670)	(28,602)	(113,644)	(119,601)	(8,787)	(2,579)	(3,346)	—
—	(1)	(501)	(594)	—	—	(273)	(29)	—	—	—	—

—	—	—	—	(27,315)	(3,238)	(8,342)	(3,632)	(2,621)	(147)	—	—
—	—	—	—	—	—	(4)	(1)	—	—	—	—

—	—	—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—	—
(3,390)	(6,384)	(74,340)	(104,187)	(53,985)	(31,840)	(122,263)	(123,263)	(11,408)	(2,726)	(3,346)	—

135,626	102,789	572,326	743,435	554,048	649,744	955,560	998,870	249,201	206,992	184,224	207,501
3,119	5,926	68,024	96,256	50,869	30,458	102,267	103,955	10,424	2,541	3,086	—
(114,501)	(211,761)	(830,368)	(1,175,131)	(504,670)	(523,255)	(1,174,249)	(1,034,815)	(128,503)	(56,959)	(74,743)	(15,598)
24,244	(103,046)	(190,018)	(335,440)	100,247	156,947	(116,422)	68,010	131,122	152,574	112,567	191,903

3	16	5,333	8,103	—	—	16,503	1,773	—	—	—	—
—	1	363	411	—	—	225	29	—	—	—	—
—	(47)	(7,692)	(6,049)	—	—	(17,360)	(198)	—	—	—	—
3	(30)	(1,996)	2,465	—	—	(632)	1,604	—	—	—	—
24,247	(103,076)	(192,014)	(332,975)	100,247	156,947	(117,054)	69,614	131,122	152,574	112,567	191,903
21,716	(96,553)	(151,923)	(111,645)	94,740	199,986	(187,843)	214,752	132,635	157,357	100,951	191,055

137,239	233,792	2,352,759	2,464,404	877,709	677,723	1,504,916	1,290,164	240,925	83,568	191,055	—
$158,955	$137,239	$2,200,836	$2,352,759	$972,449	$877,709	$1,317,073	$1,504,916	$373,560	$240,925	$292,006	$191,055
$984	$791	$(4,791)	$(2,520)	$107	$99	$7,003	$8,158	$916	$12	$1,118	$—

SEI Institutional Managed Trust / Annual Report / September 30, 2011	161

Financial Highlights

For the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2011	$10.77	$0.08		$(0.22)	$(0.14)	$(0.08)	$(0.40)	$(0.48)	$10.15	(1.71)%	$1,521,942	0.89%	0.89%	1.02%	0.70%	100%
2010(11)	10.00	0.10		0.80	0.90	(0.08)	(0.05)	(0.13)	10.77	9.00	1,395,899	0.89	0.89	1.02	0.96	90
Large Cap Value Fund
Class A
2011	$14.75	$0.22		$(0.61)	$(0.39)	$(0.23)	$—	$(0.23)	$14.13	(2.89)%	$1,197,272	0.89%	0.89%	0.98%	1.35%	63%
2010	13.83	0.21		0.94	1.15	(0.23)	—	(0.23)	14.75	8.43	1,504,082	0.89	0.89	0.98	1.48	64
2009	15.79	0.30		(1.92)	(1.62)	(0.34)	—	(0.34)	13.83	(9.88)	1,843,530	0.89	0.90	0.99	2.51	69
2008	23.97	0.40		(6.10)	(5.70)	(0.41)	(2.07)	(2.48)	15.79	(25.95)	2,381,011	0.88	0.88	0.97	2.09	53
2007	23.54	0.41		2.69	3.10	(0.41)	(2.26)	(2.67)	23.97	13.91	3,616,120	0.86	0.86	0.97	1.74	36
Class I
2011	$14.76	$0.18		$(0.62)	$(0.44)	$(0.19)	$—	$(0.19)	$14.13	(3.14)%	$7,073	1.11%	1.11%	1.23%	1.13%	63%
2010	13.83	0.18		0.95	1.13	(0.20)	—	(0.20)	14.76	8.23	10,358	1.11	1.11	1.24	1.25	64
2009	15.78	0.26		(1.90)	(1.64)	(0.31)	—	(0.31)	13.83	(10.05)	11,433	1.11	1.12	1.24	2.19	69
2008	23.95	0.36		(6.11)	(5.75)	(0.35)	(2.07)	(2.42)	15.78	(26.13)	10,861	1.11	1.11	1.22	1.85	53
2007	23.52	0.35		2.69	3.04	(0.35)	(2.26)	(2.61)	23.95	13.64	29,072	1.11	1.11	1.22	1.49	36
Large Cap Growth Fund
Class A
2011	$19.66	$0.06		$0.14	$0.20	$(0.09)	$—	$(0.09)	$19.77	0.97%	$1,278,538	0.89%	0.89%	1.03%	0.27%	108%
2010	17.62	0.12		2.04	2.16	(0.12)	—	(0.12)	19.66	12.29	1,602,130	0.89	0.89	1.03	0.63	83
2009	18.39	0.11		(0.77)	(0.66)	(0.11)	—	(0.11)	17.62	(3.47)	2,034,096	0.89	0.90	1.04	0.74	96
2008	23.74	0.08		(5.35)	(5.27)	(0.08)	—	(0.08)	18.39	(22.26)	2,472,052	0.88	0.88	1.02	0.37	78
2007	19.95	0.06		3.78	3.84	(0.05)	—	(0.05)	23.74	19.26	3,622,963	0.86	0.86	1.02	0.26	55
Class I
2011	$19.47	$0.01		$0.14	$0.15	$(0.05)	$—	$(0.05)	$19.57	0.73%	$6,695	1.11%	1.11%	1.28%	0.05%	108%
2010	17.44	0.08		2.02	2.10	(0.07)	—	(0.07)	19.47	12.06	7,953	1.11	1.11	1.28	0.41	83
2009	18.20	0.07		(0.76)	(0.69)	(0.07)	—	(0.07)	17.44	(3.69)	9,153	1.11	1.12	1.29	0.51	96
2008	23.48	0.03		(5.29)	(5.26)	(0.02)	—	(0.02)	18.20	(22.43)	7,695	1.11	1.11	1.27	0.13	78
2007	19.75	—	*	3.73	3.73	— *	—	—	23.48	18.91	25,196	1.11	1.11	1.27	0.01	55
Tax-Managed Large Cap Fund
Class A
2011	$11.02	$0.10		$(0.22)	$(0.12)	$(0.10)	$—	$(0.10)	$10.80	(1.20)%	$1,495,783	0.89%	0.89%	1.03%	0.78%	72%
2010	10.19	0.10		0.84	0.94	(0.11)	—	(0.11)	11.02	9.26	1,534,797	0.89	0.89	1.04	0.95	58
2009	11.08	0.13		(0.87)	(0.74)	(0.15)	—	(0.15)	10.19	(6.44)	1,596,020	0.89	0.90	1.04	1.54	67
2008	14.70	0.15		(3.62)	(3.47)	(0.15)	—	(0.15)	11.08	(23.76)	2,148,949	0.88	0.88	1.02	1.13	61
2007	12.68	0.14		2.01	2.15	(0.13)	—	(0.13)	14.70	17.05	2,892,866	0.86	0.86	1.02	1.02	44
Class Y
2011	$11.24	$0.14		$(0.21)	$(0.07)	$(0.10)	$—	$(0.10)	$11.07	(0.68)%	$913	0.56%	0.56%	0.73%	1.14%	72%
2010	10.37	0.01		0.97	0.98	(0.11)	—	(0.11)	11.24	9.54	2,980	0.56	0.56	0.74	1.28	58
2009	11.24	0.16		(0.88)	(0.72)	(0.15)	—	(0.15)	10.37	(6.12)	3,094	0.56	0.57	0.74	1.85	67
2008	14.87	0.19		(3.66)	(3.47)	(0.16)	—	(0.16)	11.24	(23.52)	3,220	0.56	0.56	0.72	1.44	61
2007	12.79	0.18		2.04	2.22	(0.14)	—	(0.14)	14.87	17.43	4,711	0.56	0.56	0.72	1.32	44

162	SEI Institutional Managed Trust / Annual Report / September 30, 2011

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
Class A
2011	$31.30	$0.55	$(0.26	)(14)	$0.29	$(0.56)	$—	$(0.56)	$31.03	0.75%	$255,345	0.43%	0.43%	0.53%	1.61%	61%
2010	29.01	0.56	2.29		2.85	(0.56)	—	(0.56)	31.30	9.93	325,796	0.43	0.43	0.54	1.85	20
2009	32.43	0.57	(3.12)		(2.55)	(0.61)	(0.26)	(0.87)	29.01	(7.33)	451,069	0.43	0.43	0.55	2.31	29
2008	44.71	0.68	(10.10)		(9.42)	(0.70)	(2.16)	(2.86)	32.43	(22.30)	462,947	0.41	0.41	0.53	1.77	27
2007(4)	41.45	0.34	3.09		3.43	(0.17)	—	(0.17)	44.71	8.28	650,792	0.40	0.40	0.43	1.55	2
2007(5)	38.38	0.63	3.70		4.33	(0.68)	(0.58)	(1.26)	41.45	11.38	621,898	0.40	0.40	0.43	1.59	6
Class E
2011	$31.42	$0.61	$(0.25	)(14)	$0.36	$(0.61)	$—	$(0.61)	$31.17	0.96%	$1,195,729	0.25%	0.25%	0.29%	1.76%	61%
2010	29.12	0.61	2.29		2.90	(0.60)	—	(0.60)	31.42	10.10	1,046,410	0.25	0.25	0.29	2.02	20
2009	32.54	0.61	(3.12)		(2.51)	(0.65)	(0.26)	(0.91)	29.12	(7.16)	855,876	0.25	0.25	0.30	2.44	29
2008	44.85	0.75	(10.14)		(9.39)	(0.76)	(2.16)	(2.92)	32.54	(22.19)	805,606	0.25	0.25	0.53	1.95	27
2007(4)	41.57	0.30	3.17		3.47	(0.19)	—	(0.19)	44.85	8.34	1,072,141	0.25	0.25	0.53	1.70	2
2007(5)	38.48	0.69	3.72		4.41	(0.74)	(0.58)	(1.32)	41.57	11.57	1,127,189	0.25	0.25	0.53	1.74	6
Class I
2011	$31.37	$0.47	$(0.25	)(14)	$0.22	$(0.47)	$—	$(0.47)	$31.12	0.56%	$7,198	0.65%	0.65%	0.79%	1.35%	61%
2010	29.07	0.49	2.29		2.78	(0.48)	—	(0.48)	31.37	9.66	8,341	0.65	0.65	0.79	1.63	20
2009	32.47	0.51	(3.12)		(2.61)	(0.53)	(0.26)	(0.79)	29.07	(7.53)	8,566	0.65	0.65	0.80	2.07	29
2008	44.74	0.60	(10.12)		(9.52)	(0.59)	(2.16)	(2.75)	32.47	(22.49)	5,498	0.65	0.65	0.78	1.53	27
2007(4)	41.51	0.28	3.09		3.37	(0.14)	—	(0.14)	44.74	8.12	13,233	0.65	0.65	0.78	1.29	2
2007(5)	38.43	0.53	3.71		4.24	(0.58)	(0.58)	(1.16)	41.51	11.12	14,346	0.65	0.65	0.78	1.34	6
Small Cap Fund
Class A
2011	$11.14	$(0.01)	$(0.55)		$(0.56)	$(0.01)	$(1.06)	$(1.07)	$9.51	(6.54)%	$203,909	1.14%	1.14%	1.28%	(0.09)%	123%
2010(11)	10.00	0.01	1.15		1.16	(0.01)	(0.01)	(0.02)	11.14	11.64	223,978	1.14	1.14	1.29	0.10	115
Small Cap Value Fund
Class A
2011	$15.45	$0.07	$(1.16)		$(1.09)	$(0.10)	$—	$(0.10)	$14.26	(7.15)%	$377,222	1.14%	1.14%	1.28%	0.41%	70%
2010	13.66	0.07	1.82		1.89	(0.10)	—	(0.10)	15.45	13.93	535,938	1.14	1.15	1.29	0.46	69
2009	15.38	0.11	(1.62)		(1.51)	(0.13)	(0.08)	(0.21)	13.66	(9.31)	638,341	1.14	1.16	1.29	1.03	110
2008	21.26	0.09	(3.22)		(3.13)	(0.07)	(2.68)	(2.75)	15.38	(16.02)	846,492	1.13	1.15	1.28	0.55	91
2007	21.28	0.04	2.23		2.27	(0.14)	(2.15)	(2.29)	21.26	10.70	1,122,027	1.11	1.13	1.27	0.19	86
Class I
2011	$15.34	$0.03	$(1.15)		$(1.12)	$(0.07)	$—	$(0.07)	$14.15	(7.40)%	$3,908	1.36%	1.36%	1.53%	0.20%	70%
2010	13.56	0.04	1.81		1.85	(0.07)	—	(0.07)	15.34	13.73	6,933	1.36	1.37	1.54	0.25	69
2009	15.29	0.08	(1.62)		(1.54)	(0.11)	(0.08)	(0.19)	13.56	(9.59)	7,389	1.36	1.38	1.54	0.77	110
2008	21.17	0.05	(3.21)		(3.16)	(0.04)	(2.68)	(2.72)	15.29	(16.21)	8,395	1.36	1.39	1.53	0.31	91
2007	21.21	(0.01)	2.21		2.20	(0.09)	(2.15)	(2.24)	21.17	10.41	14,089	1.36	1.38	1.52	(0.04)	86
Small Cap Growth Fund
Class A
2011	$14.69	$(0.07)	$(0.42)		$(0.49)	$—	$—	$—	$14.20	(3.34)%	$272,275	1.11%	1.12%	1.28%	(0.43)%	125%
2010	12.96	(0.03)	1.76		1.73	— (2)	—	—	14.69	13.36	380,910	1.11	1.11	1.29	(0.21)	99
2009	13.98	0.02	(1.04)		(1.02)	— *	—	—	12.96	(7.27)	478,405	1.11	1.12	1.29	0.17	163
2008	21.91	0.01	(6.22)		(6.21)	(0.01)	(1.71)	(1.72)	13.98	(30.36)	638,257	1.11	1.12	1.28	0.04	124
2007	18.56	(0.09)	3.44		3.35	—	—	—	21.91	18.05	1,154,000	1.11	1.13	1.27	(0.43)	135
Class I
2011	$14.34	$(0.12)	$(0.40)		$(0.52)	$—	$—	$—	$13.82	(3.63)%	$2,826	1.36%	1.37%	1.53%	(0.69)%	125%
2010	12.68	(0.06)	1.72		1.66	—	—	—	14.34	13.09	3,703	1.36	1.36	1.54	(0.45)	99
2009	13.71	(0.02)	(1.01)		(1.03)	—	—	—	12.68	(7.51)	3,975	1.36	1.37	1.55	(0.17)	163
2008	21.57	(0.03)	(6.12)		(6.15)	—	(1.71)	(1.71)	13.71	(30.57)	3,368	1.36	1.37	1.53	(0.19)	124
2007	18.32	(0.14)	3.39		3.25	—	—	—	21.57	17.74	9,323	1.36	1.38	1.52	(0.67)	135

SEI Institutional Managed Trust / Annual Report / September 30, 2011	163

Financial Highlights

For the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Small/Mid Cap Fund‡
Class A
2011	$10.81	$0.02	$(0.41)	$(0.39)	$(0.03)		$—	$(0.03)	$10.39	(3.66)%	$255,297	1.11%	1.12%	1.29%	0.17%	105%
2010	9.42	0.03	1.39	1.42	(0.03)		—	(0.03)	10.81	15.05	300,343	1.11	1.13	1.29	0.30	75
2009	10.16	0.04	(0.73)	(0.69)	(0.05)		—	(0.05)	9.42	(6.62)	262,464	1.11	1.15	1.30	0.50	136
2008	14.14	0.05	(3.19)	(3.14)	(0.04)		(0.80)	(0.84)	10.16	(23.34)	318,520	1.11	1.13	1.28	0.41	96
2007	13.10	0.04	2.00	2.04	(0.06)		(0.94)	(1.00)	14.14	16.00	416,945	1.11	1.14	1.27	0.31	72
Mid-Cap Fund
Class A
2011	$15.80	$0.06	$(0.79)	$(0.73)	$(0.08)		$—	$(0.08)	$14.99	(4.67)%	$74,200	1.02%	1.04%	1.06%	0.36%	151%
2010	13.92	0.08	1.88	1.96	(0.08)		—	(0.08)	15.80	14.13	124,569	1.02	1.04	1.04	0.51	185
2009	14.87	0.11	(0.94)	(0.83)	(0.12)		—	(0.12)	13.92	(5.34)	119,872	1.02	1.02	1.04	0.95	143
2008	22.22	0.11	(5.28)	(5.17)	(0.09)		(2.09)	(2.18)	14.87	(25.45)	126,509	1.02	1.02	1.03	0.58	126
2007	20.40	0.06	3.40	3.46	(0.10)		(1.54)	(1.64)	22.22	17.51	183,287	1.01	1.01	1.02	0.26	176
Class I
2011	$15.81	$0.03	$(0.81)	$(0.78)	$(0.04)		$—	$(0.04)	$14.99	(4.95)%	$940	1.26%	1.28%	1.31%	0.18%	151%
2010	13.92	0.04	1.89	1.93	(0.04)		—	(0.04)	15.81	13.91	623	1.26	1.28	1.29	0.30	185
2009	14.86	0.05	(0.89)	(0.84)	(0.10)		—	(0.10)	13.92	(5.47)	274	1.26	1.26	1.30	0.48	143
2008(6)	22.56	0.06	(5.63)	(5.57)	(0.04)		(2.09)	(2.13)	14.86	(26.82)	52	1.26	1.26	1.27	0.33	126
U.S. Managed Volatility Fund
Class A
2011	$10.81	$0.16	$0.67	$0.83	$(0.15)		$—	$(0.15)	$11.49	7.63%	$452,489	1.00%	1.00%	1.28%	1.33%	71%
2010	9.65	0.14	1.16	1.30	(0.14)		—	(0.14)	10.81	13.61	415,669	1.00	1.00	1.29	1.37	53
2009	11.25	0.13	(1.59)	(1.46)	(0.14)		—	(0.14)	9.65	(12.88)	380,987	1.00	1.00	1.29	1.56	126
2008	13.45	0.10	(1.69)	(1.59)	(0.10)		(0.51)	(0.61)	11.25	(12.38)	458,668	1.00	1.00	1.27	0.85	85
2007	12.02	0.15	1.74	1.89	(0.14)		(0.32)	(0.46)	13.45	16.09	585,858	1.04	1.04	1.27	1.19	112
Class I
2011	$10.79	$0.14	$0.66	$0.80	$(0.12)		$—	$(0.12)	$11.47	7.39%	$52	1.25%	1.25%	1.53%	1.14%	71%
2010	9.63	0.11	1.17	1.28	(0.12)		—	(0.12)	10.79	13.38	37	1.25	1.25	1.54	1.08	53
2009	11.24	0.12	(1.61)	(1.49)	(0.12)		—	(0.12)	9.63	(13.17)	17	1.25	1.25	1.55	1.38	126
2008	13.43	0.09	(1.71)	(1.62)	(0.06)		(0.51)	(0.57)	11.24	(12.58)	6	1.25	1.25	1.57	0.71	85
2007(9)	13.54	0.01	(0.05)	(0.04)	(0.07)		—	(0.07)	13.43	(0.32)	1	1.36	1.36	1.86	0.19	112
Global Managed Volatility Fund
Class A
2011	$8.21	$0.18	$0.14	$0.32	$—		$—	$—	$8.53	3.90%	$522,646	1.11%	1.11%	1.29%	2.11%	68%
2010	7.82	0.13	0.29	0.42	(0.03	)(2)	—	(0.03)	8.21	5.37	330,526	1.11	1.11	1.31	1.62	91
2009	9.07	0.12	(1.37)	(1.25)	—		—	—	7.82	(13.78)	213,773	1.13 (3)	1.13 (3)	1.35	1.59	155
2008	11.22	0.12	(1.92)	(1.80)	(0.18)		(0.17)	(0.35)	9.07	(16.60)	204,156	1.11	1.11	1.31	1.24	113
2007	10.37	0.17	0.85	1.02	(0.11)		(0.06)	(0.17)	11.22	9.88	275,748	1.11	1.11	1.32	1.56	119
Class I
2011	$8.15	$0.15	$0.14	$0.29	$—		$—	$—	$8.44	3.56%	$21	1.36%	1.36%	1.54%	1.78%	68%
2010	7.76	0.16	0.25	0.41	(0.02	)(2)	—	(0.02)	8.15	5.32	64	1.36	1.36	1.57	2.00	91
2009	9.02	0.11	(1.37)	(1.26)	—		—	—	7.76	(13.97)	17	1.38 (3)	1.38 (3)	1.62	1.56	155
2008	11.20	0.14	(1.97)	(1.83)	(0.18)		(0.17)	(0.35)	9.02	(16.86)	10	1.36	1.36	1.56	1.49	113
2007(9)	11.45	0.01	(0.26)	(0.25)	—		—	—	11.20	(2.18)	1	1.36	1.36	2.26	0.23	119
Tax-Managed Managed Volatility Fund
Class A
2011	$9.24	$0.14	$0.52	$0.66	$(0.13)		$—	$(0.13)	$9.77	7.13%	$279,408	1.00%	1.00%	1.28%	1.41%	63%
2010	8.14	0.12	1.10	1.22	(0.12)		—	(0.12)	9.24	15.17	236,402	1.00	1.00	1.29	1.39	28
2009	9.02	0.12	(0.88)	(0.76)	(0.12)		—	(0.12)	8.14	(8.28)	172,265	1.00	1.00	1.29	1.69	94
2008(10)	10.00	0.10	(1.02)	(0.92)	(0.06)		—	(0.06)	9.02	(9.24)	96,523	1.00	1.00	1.29	1.43	65

164	SEI Institutional Managed Trust / Annual Report / September 30, 2011

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Real Estate Fund
Class A
2011	$11.58	$0.04		$0.25	$0.29	$(0.20)		$—	$(0.20)	$11.67	2.41%	$142,538	1.14%		1.14%		1.28%		0.33%	83%
2010	9.42	0.05		2.46	2.51	(0.35	)(12)	—	(0.35)	11.58	27.37	220,866	1.14		1.15		1.29		0.50	69
2009	13.73	0.16		(4.18)	(4.02)	(0.29	)(2)	—	(0.29)	9.42	(28.69)	221,228	1.14		1.15		1.29		2.08	97
2008	18.20	0.13		(3.11)	(2.98)	(0.38)		(1.11)	(1.49)	13.73	(17.15)	251,359	1.13		1.13		1.27		0.86	52
2007	18.43	0.30		0.76	1.06	(0.36)		(0.93)	(1.29)	18.20	5.49	244,991	1.11		1.12		1.27		1.55	84
Class I
2011	$11.57	$(0.01)		$0.28	$0.27	$(0.20)		$—	$(0.20)	$11.64	2.19%	$445	1.36%		1.36%		1.53%		(0.07)%	83%
2010	9.41	—	*	2.49	2.49	(0.33	)(12)	—	(0.33)	11.57	27.12	306	1.36		1.37		1.54		0.00	69
2009	13.72	0.09		(4.12)	(4.03)	(0.28	)(2)	—	(0.28)	9.41	(28.83)	132	1.36		1.37		1.55		1.26	97
2008(6)	18.55	0.13		(3.49)	(3.36)	(0.36)		(1.11)	(1.47)	13.72	(18.89)	25	1.36		1.36		1.52		0.86	52
Enhanced Income Fund
Class A
2011	$7.46	$0.20		$(0.14)	$0.06	$(0.16)		$—	$(0.16)	$7.36	0.83%	$158,936	0.60%		0.60%		1.05%		2.61%	174%
2010	7.21	0.18		0.30	0.48	(0.23)		—	(0.23)	7.46	6.78	137,223	0.60		0.60		1.06		2.45	77
2009	8.21	0.29		(1.09)	(0.80)	(0.20)		—	(0.20)	7.21	(9.56)	233,747	0.60		0.60		1.06		4.30	132
2008	9.92	0.49		(1.68)	(1.19)	(0.52)		—	(0.52)	8.21	(12.42)	314,795	0.60		0.60		1.04		5.40	42
2007	10.11	0.57		(0.27)	0.30	(0.49)		—	(0.49)	9.92	2.96	620,931	0.60		0.60		1.03		5.67	43
Class I
2011	$7.45	$0.18		$(0.12)	$0.06	$(0.15)		$—	$(0.15)	$7.36	0.72%	$19	0.85%		0.85%		1.30%		2.36%	174%
2010	7.20	0.16		0.29	0.45	(0.20)		—	(0.20)	7.45	6.35	16	0.85		0.85		1.33		2.21	77
2009	8.20	0.25		(1.06)	(0.81)	(0.19)		—	(0.19)	7.20	(9.79)	45	0.85		0.85		1.31		3.73	132
2008	9.91	0.43		(1.63)	(1.20)	(0.51)		—	(0.51)	8.20	(12.61)	16	0.85		0.85		1.29		4.82	42
2007(9)	10.25	0.15		(0.35)	(0.20)	(0.14)		—	(0.14)	9.91	(2.01)	11	1.09		1.09		1.56		5.78	43
Core Fixed Income Fund
Class A
2011	$10.93	$0.36		$0.22	$0.58	$(0.37)		$—	$(0.37)	$11.14	5.43%	$2,185,135	0.71	%(13)	0.71	%(13)	0.89	%(13)	3.25%	473%
2010	9.98	0.44		0.95	1.39	(0.44)		—	(0.44)	10.93	14.25	2,335,314	0.67		0.67		0.85		4.20	283
2009	9.37	0.50		0.62	1.12	(0.51)		—	(0.51)	9.98	12.55	2,450,746	0.67		0.67		0.86		5.42	329
2008	10.19	0.51		(0.82)	(0.31)	(0.51)		—	(0.51)	9.37	(3.25)	3,686,633	0.66		0.66		0.84		5.12	335
2007	10.29	0.50		(0.10)	0.40	(0.50)		—	(0.50)	10.19	4.00	4,600,629	0.64		0.64		0.84		4.89	413
Class I
2011	$10.92	$0.33		$0.23	$0.56	$(0.35)		$—	$(0.35)	$11.13	5.20%	$15,701	0.93	%(13)	0.93	%(13)	1.14	%(13)	3.03%	473%
2010	9.97	0.41		0.96	1.37	(0.42)		—	(0.42)	10.92	14.01	17,445	0.89		0.89		1.10		3.96	283
2009	9.36	0.48		0.62	1.10	(0.49)		—	(0.49)	9.97	12.32	13,658	0.89		0.89		1.11		5.21	329
2008	10.19	0.49		(0.84)	(0.35)	(0.48)		—	(0.48)	9.36	(3.58)	8,090	0.90		0.90		1.09		4.87	335
2007	10.29	0.41		(0.03)	0.38	(0.48)		—	(0.48)	10.19	3.74	12,890	0.89		0.89		1.09		3.96	413
U.S. Fixed Income Fund
Class A
2011	$10.81	$0.30		$0.26	$0.56	$(0.32)		$(0.35)	$(0.67)	$10.70	5.43%	$972,449	0.66%		0.66%		0.87%		2.85%	337%
2010	10.28	0.33		0.60	0.93	(0.36)		(0.04)	(0.40)	10.81	9.22	877,709	0.66		0.66		0.86		3.12	299
2009(8)	10.00	0.08		0.27	0.35	(0.07)		—	(0.07)	10.28	3.55	677,723	0.66		0.66		0.87		3.23	51
High Yield Bond Fund
Class A
2011	$7.27	$0.55		$(0.32)	$0.23	$(0.54)		$(0.04)	$(0.58)	$6.92	2.96%	$1,316,158	0.89%		0.89%		1.13%		7.38%	82%
2010	6.52	0.64		0.74	1.38	(0.61)		(0.02)	(0.63)	7.27	21.98	1,503,070	0.89		0.89		1.13		9.22	113
2009	6.57	0.60		(0.02)	0.58	(0.56)		(0.07)	(0.63)	6.52	11.88	1,289,964	0.89		0.89		1.15		11.03	98
2008	8.26	0.66		(1.60)	(0.94)	(0.66)		(0.09)	(0.75)	6.57	(12.09)	1,076,379	0.88		0.88		1.13		8.73	69
2007	8.38	0.67		(0.11)	0.56	(0.68)		—	(0.68)	8.26	6.72	1,247,613	0.86		0.86		1.12		7.89	91
Class I
2011	$7.28	$0.53		$(0.42)	$0.11	$(0.53)		$(0.04)	$(0.57)	$6.82	1.19%	$915	1.11%		1.11%		1.37%		7.06%	82%
2010	6.53	0.63		0.74	1.37	(0.60)		(0.02)	(0.62)	7.28	21.76	1,846	1.11		1.11		1.40		8.96	113
2009	6.58	0.58		(0.01)	0.57	(0.55)		(0.07)	(0.62)	6.53	11.65	200	1.11		1.11		1.40		10.45	98
2008(6)	8.26	0.66		(1.61)	(0.95)	(0.64)		(0.09)	(0.73)	6.58	(12.20)	47	1.11		1.11		1.38		8.96	69

SEI Institutional Managed Trust / Annual Report / September 30, 2011	165

Financial Highlights

For the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Real Return Fund
Class A
2011	$10.51	$0.33	$0.13	$0.46	$(0.27)	$(0.10)	$(0.37)	$10.60	4.51%	$373,560	0.45%	0.45%	0.85%	3.06%	77%
2010	10.19	0.12	0.40	0.52	(0.19)	(0.01)	(0.20)	10.51	5.20	240,925	0.45	0.45	0.86	1.18	94
2009(8)	10.00	0.10	0.09	0.19	—	—	—	10.19	1.90	83,568	0.45	0.45	0.88	4.11	23
Multi-Strategy Alternative Fund
Class A
2011	$9.93	$0.20	$(0.41)	$(0.21)	$(0.15)	$—	$(0.15)	$9.57	(2.16)%	$292,006	0.50%	0.50%	2.13%	1.76%	25%
2010(7)	10.00	(0.02)	(0.05)	(0.07)	—	—	—	9.93	(0.70)	191,055	0.50	0.50	2.19	(0.42)	49

‡	See Note 1 in Notes to Financial Statements.
†	Returns and turnover rates are for the period indicated and have not been annualized.
*	Amount represents less than $0.01.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2)	Includes return of capital of less than $0.01.
(3)	The expense ratios include overdraft fees. Had these fees been excluded the ratios would have been 1.11% and 1.36% for Class A and Class I, respectively.
(4)	For the six months ended September 30, 2007. The Fund’s fiscal year end changed from March 31 to September 30. All ratios for the period have been annualized.
(5)	For the year or period ended March 31.
(6)	Commenced operations on October 1, 2007. All ratios for the period have been annualized.
(7)	Commenced operations on March 31, 2010. All ratios for the period have been annualized.
(8)	Commenced operations on July 2, 2009. All ratios for the period have been annualized.
(9)	Commenced operations on June 29, 2007. All ratios for the period have been annualized.
(10)	Commenced operations on December 20, 2007. All ratios for the period have been annualized.
(11)	Commenced operations on October 1, 2009. All ratios for the period have been annualized.
(12)	Includes return of capital of $0.10.
(13)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.67%, 0.67% and 0.85 for Class A and 0.89%, 0.89% and 1.10% for Class I, respectively.
(14)	The amount shown for the year ended September 30, 2011, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuting market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

166	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Notes to Financial Statements

September 30, 2011

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 21 funds: Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return, Prime Obligation and Multi-Strategy Alternative Funds (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Real Estate and Multi-Strategy Alternative Funds. The Trust is registered to offer: Class A shares of the Funds; Class E shares of the S&P 500 Fund; Class G shares of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed, Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds; Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds; and Class Y shares of the Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

Effective September 6, 2011, the Tax-Managed Small Cap Fund changed its name to the Tax-Managed Small/Mid Cap Fund.

As of September 30, 2011, the Prime Obligation Fund and the Class G shares had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or

SEI Institutional Managed Trust / Annual Report / September 30, 2011	167

Notes to Financial Statements (Continued)

September 30, 2011

security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Global Managed Volatility Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

The Assets of the Multi-Strategy Alternative Fund consist primarily of investments in underlying registered investment companies, which are valued at their respective daily net assets in accordance with pricing procedures approved by their respective Boards.

In accordance with GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determing fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

168	SEI Institutional Managed Trust / Annual Report / September 30, 2011

The valuation techniques used by the Funds to measure fair value during the year ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended September 30, 2011, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open forward foreign currency contracts as of September 30, 2011, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds

SEI Institutional Managed Trust / Annual Report / September 30, 2011	169

Notes to Financial Statements (Continued)

September 30, 2011

record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open futures contracts as of September 30, 2011, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities. To the extent consistent with its Investment Objective and Strategies, a Fund may also invest in financial option/swaption contracts to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open option/swaption contracts as of September 30, 2011, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, a Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever

170	SEI Institutional Managed Trust / Annual Report / September 30, 2011

actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open swap agreements as of September 30, 2011, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	171

Notes to Financial Statements (Continued)

September 30, 2011

Restricted Securities — At September 30, 2011, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at September 30, 2011, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Fund
Titanium Asset Management PIPE	2,000	10/06/09	10/06/09	$8	$2	0.00%

Small Cap Value Fund
Verde Realty PIPE	21,100	02/16/07	02/16/07	$696	$356	0.09%

Small Cap Growth Fund
Rentech Warrant	19,400	04/20/07	04/20/07	$—	$—	0.00%
Titanium Asset Management PIPE	140,900	06/14/07	06/14/07	845	107	0.04
Value Creation	145,600	08/10/06	08/10/06	1,491	145	0.05

				$2,336	$252	0.09%

Real Estate Fund
Verde Realty PIPE	21,400	02/16/07	02/16/07	$706	$361	0.25%

Enhanced Income Fund
JHT Holding, 2nd Lien	$43	12/16/08	12/16/08	$52	$14	0.01%

High Yield Bond Fund
Aventine (Escrow Security)	$2,750	04/21/10	04/21/10	$—	$65	0.00%
CUI Acquisition Warrants	47	09/06/11	09/06/11	4,033	2,948	0.22
Momentive Performance Materials PIK	1,794	12/07/10	12/07/10	1,605	1,569	0.12
VSS AHC, Cl A	27,106	10/08/09	10/08/09	485	323	0.03

				$6,123	$4,905	0.37%

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Real Return and Multi-Strategy Alternative Funds; are declared and paid annually for the Global Managed Volatility Fund; and declared daily and paid monthly for the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Investments in REITs — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds retain a redemption fee based on a dollar threshold for redemptions, or a series of redemptions from a single identifiable source that in the aggregate exceed a specified dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($Thousands)	Redemption Fee
Large Cap Fund	$50,000	0.50%
Large Cap Value Fund	50,000	0.50
Large Cap Growth Fund	50,000	0.50
Tax-Managed Large Cap Fund	50,000	0.50
S&P 500 Index Fund	50,000	0.15
Small Cap Fund	25,000	1.00
Small Cap Value Fund	25,000	1.00
Small Cap Growth Fund	25,000	1.00
Tax-Managed Small/Mid Cap Fund	25,000	1.00
Mid-Cap Fund	10,000	0.75
U.S. Managed Volatility Fund	25,000	0.50
Global Managed Volatility Fund	25,000	0.75
Tax-Managed Managed Volatility Fund	25,000	0.50
Real Estate Fund	10,000	1.00
Enhanced Income Fund	10,000	0.75
Core Fixed Income Fund	50,000	0.60
U.S. Fixed Income Fund	50,000	0.60
High Yield Bond Fund	25,000	1.00
Real Return Fund	10,000	0.25
Multi-Strategy Alternative Fund	25,000	0.25

For the year ended September 30, 2011, the Funds did not retain any redemption fees. Such fees, if any, are retained by the Funds for the benefit of the remaining shareholders.

172	SEI Institutional Managed Trust / Annual Report / September 30, 2011

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of September 30, 2011, the Core Fixed Income Fund and U.S. Fixed Income Fund are the buyers (“receiving protection”) on a total notional amount of $8.2 million and $2.2 million, respectively, and are the sellers (“providing protection”) on a total notional amount of $9.4 million and $2.3 million, respectively. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$(232,738)	$(446,177)	$(265,621)	—	$(944,536)
Maximum potential amount of future payments	$(1,590,000)	$(6,125,000)	$(1,640,000)	—	$(9,355,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

U.S. FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	—	$(167,544)	—	—	$(167,544)
Maximum potential amount of future payments	—	$(2,300,000)	—	—	$(2,300,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	173

Notes to Financial Statements (Continued)

September 30, 2011

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-200	—	—	$6,125,000	—	—	$6,125,000
201-400	—	—	—	$1,590,000	—	$1,590,000
> than 400	—	—	—	—	$1,640,000	$1,640,000
Total	—	—	$6,125,000	$1,590,000	$1,640,000	$9,355,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
U.S. FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-200	—	—	$2,300,000	—	—	$2,300,000
> than 200	—	—	—	—	—	—
Total	—	—	$2,300,000	—	—	$2,300,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments or Schedule of Investments and the Statement of Operations.

The fair value of derivative instruments as of September 30, 2011 was as follows:

	Asset Derivatives			Liability Derivatives
	Year ended September 30, 2011 ($ Thousands)			Year ended September 30, 2011 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global Managed Volatility Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$5,070		Unrealized loss on forward foreign currency contracts	$39
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	139	*	Net Assets — Unrealized depreciation on futures contracts	455	*

Total Derivatives not accounted for as hedging instruments		$5,209			$494

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$2,619	*	Net Assets — Unrealized depreciation on futures contracts	$392	*
	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	1,191	†
	Investments, at value	30		Options written, at value	906
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,252		Unrealized loss on forward foreign currency contracts	354
Equity contracts	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	11	†
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	274	†	Net Assets — Unrealized depreciation on swap contracts	2,248	†

Total Derivatives not accounted for as hedging instruments		$4,175			$5,102

U.S. Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$30	*	Net Assets — Unrealized depreciation on futures contracts	$280	*
	Investments, at value	—		Options written, at value	10
	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	331	†
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	9	†	Net Assets — Unrealized depreciation on swap contracts	72	†

Total Derivatives not accounted for as hedging instruments		$39			$693

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Summary Schedules of Investments or Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

174	SEI Institutional Managed Trust / Annual Report / September 30, 2011

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2011.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands)

Derivatives Not Accounted for as Hedging Instruments:	Options	Futures	Forward Currency Contracts	Swaps	Total
Small Cap Fund
Equity contracts	$—	$834	$—	$—	$834
Foreign exchange contracts	—	—	1	—	1
Total	$—	$834	$1	$—	$835
Tax Managed Small/Mid Cap Fund
Equity contracts	$—	$844	$—	$—	$844
Foreign exchange contracts	—	—	(39)	—	(39)
Total	$—	$844	$(39)	$—	$805
Global Managed Volatility Fund
Equity contracts	$—	$787	$—	$—	$787
Foreign exchange contracts	—	—	(10,293)	—	(10,293)
Total	$—	$787	$(10,293)	$—	$(9,506)
Core Fixed Income Fund
Interest rate contracts	$1,016	$(7,067)	$—	$(5,406)	$(11,457)
Credit contracts	—	—	—	(4,166)	(4,166)
Equity Contracts	—	—	—	74	74
Foreign exchange contracts	—	—	(2,288)	—	(2,288)
Total	$1,016	$(7,067)	$(2,288)	$(9,498)	$(17,837)
U.S. Fixed Income Fund
Interest rate contracts	$163	$(2,153)	$—	$51	$(1,939)
Credit contracts	—	—	—	(638)	(638)
Total	$163	$(2,153)	$—	$(587)	$(2,577)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments:	Options	Futures	Forward Currency Contracts	Swaps	Total
Tax-Managed Small/Mid Cap Fund
Equity contracts	$—	$(669)	$—	$—	$(669)
Foreign exchange contracts	—	—	36	—	36
Total	$—	$(669)	$36	$—	$(633)
Global Managed Volatility Fund
Equity contracts	$—	$(459)	$—	$—	$(459)
Foreign exchange contracts	—	—	6,500	—	6,500
Total	$—	$(459)	$6,500	$—	$6,041
Core Fixed Income Fund
Interest rate contracts	$(52)	$2,390	$—	$2,058	$4,396
Credit contracts	—	—	—	5,157	5,157
Equity contracts	—	—	—	(11)	(11)
Foreign exchange contacts	—	—	1,726	—	1,726
Total	$(52)	$2,390	$1,726	$7,204	$11,268
U.S. Fixed Income Fund
Interest rate contracts	$22	$(150)	$—	$(331)	$(459)
Credit contracts	—	—	—	1,000	1,000
Total	$22	$(150)	$—	$669	$541

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Written options transactions entered into during the year ended September 30, 2011 are summarized as follows:

	Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of year	447	$401
Written	10,892,378	1,880
Expired	(276)	(241)
Closing buys	(2,307)	(1,251)
Balance at the end of year	10,890,242	$789

SEI Institutional Managed Trust / Annual Report / September 30, 2011	175

Notes to Financial Statements (Continued)

September 30, 2011

		U.S. Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of year	110	$73
Written	1,490,145	164
Expired	(55)	(59)
Closing buys	(200)	(161)
Balance at the end of year	1,490,000	$17

At September 30, 2011 the Funds had cash and/or securities at least equal to the value of written options.

5. ADMINISTRATION, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for an annual fee of 0.35% of the average daily net assets of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap Class A, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, High Yield Bond, Real Return and Multi-Strategy Alternative Funds; 0.15% of the average daily net assets of the Tax-Managed Large Cap Class Y; 0.22% of the average daily net assets of the S&P 500 Index Fund; and 0.28% of the average daily net assets of the Core Fixed Income and U.S. Fixed Income Funds. The Administrator has agreed voluntarily to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator’s sole discretion.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclusive of short sale expenses, interest expense and acquired fund fee expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations
Large Cap Fund, Class A	0.3900%	0.8900%
Large Cap Value Fund, Class A	0.3500	0.8900
Large Cap Value Fund, Class I	0.3500	1.1100

	Advisory Fees	Voluntary Expense Limitations
Large Cap Growth Fund, Class A	0.4000%	0.8900%
Large Cap Growth Fund, Class I	0.4000	1.1100
Tax-Managed Large Cap Fund, Class A	0.4000	0.8900
Tax-Managed Large Cap Fund, Class Y	0.4000	0.5600
S&P 500 Index Fund, Class A	0.0300	0.4300
S&P 500 Index Fund, Class E	0.0300	0.2500
S&P 500 Index Fund, Class I	0.0300	0.6500
Small Cap Fund, Class A	0.6500	1.1400
Small Cap Value Fund, Class A	0.6500	1.1400
Small Cap Value Fund, Class I	0.6500	1.3600
Small Cap Growth Fund, Class A	0.6500	1.1100
Small Cap Growth Fund, Class I	0.6500	1.3600
Tax-Managed Small/Mid Cap Fund, Class A	0.6500	1.1100
Mid-Cap Fund, Class A	0.4000	1.0200
Mid-Cap Fund, Class I	0.4000	1.2600
U.S. Managed Volatility Fund, Class A	0.6500	1.0000
U.S. Managed Volatility Fund, Class I	0.6500	1.2500
Global Managed Volatility Fund, Class A	0.6500	1.1100
Global Managed Volatility Fund, Class I	0.6500	1.3600
Tax-Managed Managed Volatility Fund, Class A	0.6500	1.0000
Real Estate Fund, Class A	0.6500	1.1400
Real Estate Fund, Class I	0.6500	1.3600
Enhanced Income Fund, Class A	0.4000	0.6000
Enhanced Income Fund, Class I	0.4000	0.8500
Core Fixed Income Fund, Class A	0.2750	0.6700
Core Fixed Income Fund, Class I	0.2750	0.8900
U.S. Fixed Income, Class A	0.2750	0.6600
High Yield Bond Fund, Class A	0.4875	0.8900
High Yield Bond Fund, Class I	0.4875	1.1100
Real Return, Class A	0.2200	0.4500
Multi-Strategy Alternative Fund, Class A	1.5000	0.5000

As of September 30, 2011, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Large Cap Fund
AQR Capital Management, LLC
Aronson+Johnson+Ortiz, L.P.
Brown Investment Advisory Incorporated
Delaware Management Company
LSV Asset Management
Neuberger Berman Management LLC
Waddell + Reed Investment Management Company
WestEnd Advisors LLC
Large Cap Value Fund
Aronson + Johnson + Ortiz, LP
INTECH Investment Management, LLC
Lazard Asset Management LLC
LSV Asset Management
Tocqueville Asset Management LP

176	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Investment Sub-Adviser
Large Cap Growth Fund
Brown Investment Advisory Incorporated
Delaware Management Company
INTECH Investment Management, LLC
Neuberger Berman Management LLC
Tax-Managed Large Cap Fund
AQR Capital Management, LLC
Aronson + Johnson + Ortiz, LP
Brown Investment Advisory Incorporated
Delaware Management Company
LSV Asset Management
Neuberger Berman Management LLC
Parametric Portfolio Associates
Waddell + Reed Investment Management Company
WestEnd Advisors LLC
S&P 500 Index Fund
SSgA Funds Management, Inc.
Small Cap Fund
Allianz Global Investors Capital LLC
AQR Capital Management, LLC
Integrity Asset Management, LLC
JP Morgan Investment Management Company
Los Angeles Capital Management and Equity Research, Inc.
Robeco Investment Management, Inc.
Wellington Management Company, LLP
Small Cap Value Fund
Artisan Partners Limited Partnership
Lee Munder Capital Group LLC
LSV Asset Management
Martingale Asset Management, L.P.
Robeco Investment Management, Inc.
Security Capital Research + Management Incorporated
Wellington Management Company, LLP
William Blair + Company, LLC
Small Cap Growth Fund
Allianz Global Investors Capital LLC
AQR Capital Management, LLC
Janus Capital Management, LLC
Los Angeles Capital Management and Equity Research, Inc.
Tax-Managed Small/Mid Cap Fund
Century Capital Management, LLC
Lee Munder Capital Group LLC
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Parametric Portfolio Associates
Wellington Management Company, LLP
William Blair + Company, LLC
Mid-Cap Fund
JP Morgan Investment Management Company
Lee Munder Capital Group LLC
Quantitative Management Associates LLC
U.S. Managed Volatility Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP

Investment Sub-Adviser
LSV Asset Management
Global Managed Volatility Fund
Acadian Asset Management LLC
Analytic Investors, LLC
Tax-Managed Managed Volatility Fund
Analytic Investors LLC
Aronson + Johnson + Ortiz, LP
LSV Asset Management
Parametric Portfolio Associates
Real Estate Fund
Security Capital Research and Management, Inc.
Urdang Capital Management
Enhanced Income Fund
Ares Management LLC
Wellington Management Company, LLP
Core Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management Inc.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
U.S. Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management LLC
Brigade Capital Management, LLC
Delaware Management Company
Guggenheim Investment Management, LLC
J.P. Morgan Investment Management, Inc.
Real Return Fund
Wellington Management Company, LLP
Multi-Strategy Alternative Fund
Turner Investment Partners, Inc.

Under the investment sub-advisory agreements, each party receives an annual fee paid by SIMC.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the “Shareholder Servicing Plans”) under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares, and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to the Class Y shares, will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	177

Notes to Financial Statements (Continued)

September 30, 2011

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended September 30, 2011 were as follows ($ Thousands):

Large Cap Fund	$395
Large Cap Value Fund	196
Large Cap Growth Fund	276
Tax-Managed Large Cap Fund	87
S&P 500 Index Fund	58
Small Cap Fund	84
Small Cap Value Fund	83
Small Cap Growth Fund	185
Tax-Managed Small/Mid Cap Fund	141
Mid-Cap Fund	52
U.S. Managed Volatility Fund	63
Tax-Managed Managed Volatility Fund	37
Real Estate Fund	31

$1,688

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the year ended September 30, 2011, the Distributor retained 100% of the shareholder servicing fees, less the shareholder servicing fee waiver, and 100% of the administration servicing fees.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers of the Administrator or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

LSV Asset Management (a partially owned subsidiary of SIMC) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, Tax-Managed Small/Mid Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended September 30, 2011 were as follows ($ Thousands):

Large Cap Fund	$331
Large Cap Value Fund	564
Tax-Managed Large Cap Fund	361
Small Cap Value Fund	481
Tax-Managed Small/Mid Cap Fund	165
U.S. Managed Volatility Fund	386
Tax-Managed Managed Volatility Fund	214

$2,502

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the year ended September 30, 2011, can be found on the Statement of Operations and Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

Affiliated Transaction — On February 25, 2011, the S&P 500 Index Fund participated in a transaction with an affiliated fund. The Fund sold securities in the amount of $767,016,288 resulting in realized gains of $40,460,815.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved by the SEI Funds’ board of trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the fiscal year ended September 30, 2011, the Trust borrowed funds from SEI Liquid Asset Prime Obligation Fund. The total amount of borrowing and interest paid on the borrowing are as follows ($ Thousands).

Borrowing Fund	Amount Borrowed	Interest Paid
High Yield Bond	$512,981	$7
Large Cap Growth	9,500	—
Large Cap Value	14,000	—
Mid Cap	10,846	—
Real Estate	18,974	—
Small Cap Fund	12,500	1
Small Cap Growth	19,600	1
Small Cap Value	14,200	1
Tax-Managed Small/Mid Cap	9,897	—
U.S. Managed Volatility	4,531	—

The Trust had no outstanding loans under the interfund lending agreement at September 30, 2011.

178	SEI Institutional Managed Trust / Annual Report / September 30, 2011

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the years or period ended September 30, 2011

	Large Cap Fund(1)		Large Cap Value Fund		Large Cap Growth Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund
	2011	10/01/09 to 09/30/10	2011	2010	2011	2010	2011	2010	2011		2010
Class A:
Shares Issued	76,628	183,286	15,386	19,666	11,453	14,496	33,056	32,509	29,348		5,739
Shares Issued in Lieu of Cash Distributions	5,309	1,354	1,248	1,902	288	610	1,037	1,408	284		236
Shares Redeemed	(61,580)	(54,987)	(33,831)	(52,909)	(28,552)	(49,047)	(34,953)	(51,272)	(31,813	)(3)	(11,115)
Total Class A Transactions	20,357	129,653	(17,197)	(31,341)	(16,811)	(33,941)	(860)	(17,355)	(2,181)		(5,140)
Class E:
Shares Issued	—	—	—	—	—	—	—	—	12,648		8,945
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	—	553		587
Shares Redeemed	—	—	—	—	—	—	—	—	(8,142)		(5,625)
Total Class E Transactions	—	—	—	—	—	—	—	—	5,059		3,907
Class I:
Shares Issued	—	—	125	200	142	131	—	—	54		92
Shares Issued in Lieu of Cash Distributions	—	—	7	9	1	1	—	—	2		3
Shares Redeemed	—	—	(333)	(334)	(210)	(248)	—	—	(91)		(124)
Total Class I Transactions	—	—	(201)	(125)	(67)	(116)	—	—	(35)		(29)
Class Y:
Shares Issued	—	—	—	—	—	—	18	5	—		—
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	1	2	—		—
Shares Redeemed	—	—	—	—	—	—	(201)	(41)	—		—
Total Class Y Transactions	—	—	—	—	—	—	(182)	(34)	—		—
Increase (Decrease) in Share Transactions	20,357	129,653	(17,398)	(31,466)	(16,878)	(34,057)	(1,042)	(17,389)	2,843		(1,262)

	Small Cap Fund(1)		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund
	2011	10/01/09 to 09/30/10	2011	2010	2011	2010	2011	2010	2011	2010
Class A:
Shares Issued	15,415	43,949	5,548	12,391	4,689	9,938	7,540	11,004	4,700	7,278
Shares Issued in Lieu of Cash Distributions	1,753	53	179	275	—	2	56	64	31	43
Shares Redeemed	(15,817)	(23,903)	(13,960)	(24,708)	(11,437)	(20,925)	(10,796)	(11,156)	(7,665)	(8,052)
Total Class A Transactions	1,351	20,099	(8,233)	(12,042)	(6,748)	(10,985)	(3,200)	(88)	(2,934)	(731)
Class I:
Shares Issued	—	—	106	147	113	99	—	—	35	42
Shares Issued in Lieu of Cash Distributions	—	—	2	2	—	—	—	—	—	—
Shares Redeemed	—	—	(284)	(242)	(166)	(154)	—	—	(11)	(23)
Total Class I Transactions	—	—	(176)	(93)	(53)	(55)	—	—	24	19
Increase (Decrease) in Share Transactions	1,351	20,099	(8,409)	(12,135)	(6,801)	(11,040)	(3,200)	(88)	(2,910)	(712)

SEI Institutional Managed Trust / Annual Report / September 30, 2011	179

Notes to Financial Statements (Continued)

September 30, 2011

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund
	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010
Class A:
Shares Issued	25,913	19,047	44,541	25,777	12,304	12,259	4,879	12,707	18,045	13,933
Shares Issued in Lieu of Cash Distributions	450	479	—	101	292	275	227	652	416	814
Shares Redeemed	(25,421)	(20,567)	(23,526)	(12,968)	(9,577)	(8,110)	(11,962)	(17,761)	(15,277)	(28,772)
Total Class A Transactions	942	(1,041)	21,015	12,910	3,019	4,424	(6,856)	(4,402)	3,184	(14,025)
Class I:
Shares Issued	8	3	12	13	—	—	39	17	1	2
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	1	1	—	—
Shares Redeemed	(6)	(2)	(18)	(7)	—	—	(27)	(6)	—	(6)
Total Class I Transactions	2	1	(6)	6	—	—	13	12	1	(4)
Increase (Decrease) in Share Transactions	944	(1,040)	21,009	12,916	3,019	4,424	(6,843)	(4,390)	3,185	(14,029)

	Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund(2)
	2011	2010	2011	2010	2011	2010	2011	2010	2011	03/31/10 to 09/30/10
Class A:
Shares Issued	52,351	71,455	52,968	62,360	128,071	142,465	23,421	19,945	18,501	20,817
Shares Issued in Lieu of Cash Distributions	6,214	9,212	4,890	2,912	13,788	14,881	985	246	312	—
Shares Redeemed	(76,072)	(112,569)	(48,184)	(49,991)	(158,177)	(148,528)	(12,072)	(5,476)	(7,546)	(1,578)
Total Class A Transactions	(17,507)	(31,902)	9,674	15,281	(16,318)	8,818	12,334	14,715	11,267	19,239
Class I:
Shares Issued	487	772	—	—	2,215	247	—	—	—	—
Shares Issued in Lieu of Cash Distributions	33	40	—	—	30	4	—	—	—	—
Shares Redeemed	(706)	(584)	—	—	(2,364)	(29)	—	—	—	—
Total Class I Transactions	(186)	228	—	—	(119)	222	—	—	—	—
Increase (Decrease) in Share Transactions	(17,693)	(31,674)	9,674	15,281	(16,437)	9,040	12,334	14,715	11,267	19,239

(1)	Commenced operations on October 1, 2009.
(2)	Commenced operations on March 31, 2010.
(3)	Includes redemptions as a result of an affiliated transaction (see Note 5).
Amounts designated as “—” are zero or have been rounded to zero.

7. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the year ended September 30, 2011, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$1,729,947	$1,729,947
Sales	—	1,541,195	1,541,195
Large Cap Value Fund
Purchases	—	949,519	949,519
Sales	—	1,221,240	1,221,240
Large Cap Growth Fund
Purchases	—	1,684,200	1,684,200
Sales	—	1,954,964	1,954,964
Tax-Managed Large Cap Fund
Purchases	—	1,209,506	1,209,506
Sales	—	1,194,734	1,194,734
S&P 500 Index Fund
Purchases	—	1,012,906	1,012,906
Sales	—	1,009,394	1,009,394
Small Cap Fund
Purchases	—	295,085	295,085
Sales	—	300,630	300,630

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Small Cap Value Fund
Purchases	$—	$359,211	$359,211
Sales	—	496,830	496,830
Small Cap Growth Fund
Purchases	—	485,025	485,025
Sales	—	603,112	603,112
Tax-Managed Small/Mid Cap Fund
Purchases	—	322,231	322,231
Sales	—	355,027	355,027
Mid-Cap Fund
Purchases	—	190,794	190,794
Sales	—	237,116	237,116
U.S. Managed Volatility Fund
Purchases	—	339,492	339,492
Sales	—	326,444	326,444
Global Managed Volatility Fund
Purchases	—	413,414	413,414
Sales	—	278,955	278,955
Tax-Managed Managed Volatility
Purchases	—	193,729	193,729
Sales	—	163,469	163,469
Real Estate Fund
Purchases	—	139,358	139,358
Sales	—	222,198	222,198

180	SEI Institutional Managed Trust / Annual Report / September 30, 2011

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Enhanced Income Fund
Purchases	$93,341	$44,234	$137,575
Sales	94,574	26,974	121,548
Core Fixed Income Fund
Purchases	9,191,133	796,869	9,988,002
Sales	9,181,632	991,441	10,173,073
U.S Fixed Income Fund
Purchases	2,585,290	342,716	2,928,006
Sales	2,498,658	343,715	2,842,373
High Yield Bond Fund
Purchases	3,060	1,072,923	1,075,983
Sales	2,999	1,225,587	1,228,586
Real Return Fund
Purchases	368,292	—	368,292
Sales	236,992	—	236,992
Multi-Strategy Alternative Fund
Purchases	—	135,645	135,645
Sales	—	61,017	61,017

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2011, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2010. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ended December 31, 2011.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, return of capital, investments in swaps, investments in passive foreign investment companies, investments in partnerships, municipal bonds, collateralized debt obligations, distribution reclassification, expiration of capital losses, REIT income reclassification, redemption in-kind transaction, foreign currency transactions, accretion and amortization on defaulted bonds reclassification and net operating losses have been reclassified to/from the following accounts as of September 30, 2011:

	Paid-in-Capital ($ Thousands)	Undistributed Net Investment Income/(Loss) ($ Thousands)	Accumulated Realized Gain/(loss) ($ Thousands)
Large Cap Fund	$—	$188	$(188)
Large Cap Value Fund	—	233	(233)
Large Cap Growth Fund	(338,510)	101	338,409
Tax-Managed Large Cap Fund	(48,103)	187	47,916
S&P 500 Index Fund	40,116	210	(40,326)
Small Cap Fund	—	488	(488)
Small Cap Value Fund	—	1,183	(1,183)
Small Cap Growth Fund	(1,411)	1,619	(208)
Tax-Managed Small/Mid Cap Fund	—	234	(234)
Mid-Cap Fund	—	57	(57)
U.S. Managed Volatility	—	166	(166)
Global Managed Volatility Fund	(904)	(8,761)	9,665
Tax-Managed Managed Volatility Fund	—	80	(80)
Real Estate Fund	(2,160)	3,610	(1,450)
Enhanced Income Fund	—	(522)	522
Core Fixed Income Fund	81	830	(911)
U.S. Fixed Income Fund	—	1,513	(1,513)
High Yield Bond Fund	(56,802)	(3,279)	60,081
Real Return Fund	—	1	(1)

The tax character of dividends and distributions paid during the fiscal years or periods ended September 30, 2011 and September 30, 2010 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2011	$55,525	$6,999	$—	$62,524
	2010	12,021	2,478	—	14,499
Large Cap Value Fund	2011	21,714	—		21,714
	2010	28,384	—	—	28,384
Large Cap Growth Fund	2011	6,587	—	—	6,587
	2010	11,957	—	—	11,957
Tax-Managed Large Cap Fund	2011	13,825	—	—	13,825
	2010	16,047	—	—	16,047
S&P 500 Index Fund	2011	30,225	—	—	30,225
	2010	25,920	—	—	25,920
Small Cap Fund	2011	18,003	2,754	—	20,757
	2010	553	14	—	567
Small Cap Value Fund	2011	3,323	—	—	3,323
	2010	4,161	—	—	4,161

SEI Institutional Managed Trust / Annual Report / September 30, 2011	181

Notes to Financial Statements (Continued)

September 30, 2011

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Small Cap Growth Fund	2011	$—	$—	$—	$—
	2010	—	—	30	30
Tax-Managed Small/Mid Cap Fund	2011	741	—	—	741
	2010	727	—	—	727
Mid-Cap Fund	2011	671	—	—	671
	2010	729	—	—	729
U.S. Managed Volatility Fund	2011	5,926	—	—	5,926
	2010	5,225	—	—	5,225
Global Managed Volatility Fund	2011	—	—	—	—
	2010	792	—	72	864
Tax-Managed Managed Volatility Fund	2011	3,483	—	—	3,483
	2010	2,727	—	—	2,727
Real Estate Fund	2011	2,958	—	—	2,958
	2010	5,233	—	2,158	7,391
Enhanced Income Fund	2011	3,390	—	—	3,390
	2010	6,384	—	—	6,384
Core Fixed Income Fund	2011	74,340	—	—	74,340
	2010	104,187	—	—	104,187
U.S. Fixed Income Fund	2011	50,305	3,680	—	53,985
	2010	31,840	—	—	31,840
High Yield Bond Fund	2011	122,263	—	—	122,263
	2010	123,263	—	—	123,263
Real Return Fund	2011	11,366	42	—	11,408
	2010	2,708	18	—	2,726
Multi-Strategy Alternative Fund	2011	3,346	—	—	3,346
	2010	—	—	—	—

As of fiscal year ended September 30, 2011, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Post October Currency Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributions Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$24,895	$67,355	$—	$—	$(46)	$(92,240)	$(10)	$(46)
Large Cap Value Fund	4,792	—	(303,613)	—	—	(165,717)	(4)	(464,542)
Large Cap Growth Fund	270	—	(319,983)	—	—	3,023	14	(316,676)
Tax-Managed Large Cap Fund	3,376	—	(333,278)	—	(18)	(10,197)	(5)	(340,122)
S&P 500 Index Fund	6,503	—	(32,308)	—	—	556,478	4	530,677
Small Cap Fund	8,973	24,666	—	—	—	(29,239)	(55)	4,345
Small Cap Value Fund	1,352	—	(81,078)	—	(1)	(68,815)	(85)	(148,627)
Small Cap Growth Fund	—	—	(193,437)	—	—	(52,182)	(125)	(245,744)
Tax-Managed Small/Mid Cap Fund	392	—	(22,976)	—	(15)	(20,244)	3	(42,840)
Mid-Cap Fund	111	—	(17,641)	—	—	(16,841)	(4)	(34,375)
U.S. Managed Volatility Fund	1,683	—	(46,055)	—	—	25,884	—	(18,488)
Global Managed Volatility Fund	—	—	(43,632)	—	—	22,553	(4,644)	(25,723)
Tax-Managed Managed Volatility Fund	1,045	11,182	—	—	—	20,274	—	32,501
Real Estate Fund	1,813	—	(45,087)	—	—	6,294	604	(36,376)
Enhanced Income Fund	985	—	(124,218)	—	—	(7,690)	—	(130,923)
Core Fixed Income Fund	20,595	—	—	(49,687)	(112)	(4,423)	(9,571)	(43,198)
U.S. Fixed Income Fund	20,591	6,044	—	—	—	29,800	(2,098)	54,337
High Yield Bond Fund	15,096	—	(160,799)	—	—	(77,207)	(8,125)	(231,035)
Real Return Fund	2,997	71	—	—	—	4,662	11	7,741
Multi-Strategy Alternative Fund	1,118	—	(1,945)	(2,715)	—	(8,607)	—	(12,149)

182	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Post October losses represent losses realized on investment transactions from November 1, 2010 through September 30, 2011 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2014 ($ Thousands)	Expires 2013 ($ Thousands)	Expires 2012 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Large Cap Value Fund	$—	$303,613	$—	$—	$—	$—	$—	$—	$303,613
Large Cap Growth Fund	—	248,707	64,163	—	—	—	—	7,113	319,983
Tax-Managed Large Cap Fund	—	264,576	52,636	—	—	—	—	16,066	333,278
S&P 500 Index Fund	—	31,068	1,240	—	—	—	—	—	32,308
Small Cap Value Fund	—	81,078	—	—	—	—	—	—	81,078
Small Cap Growth Fund	—	182,805	10,632	—	—	—	—	—	193,437
Tax-Managed Small/Mid Cap Fund	—	22,976	—	—	—	—	—	—	22,976
Mid-Cap Fund	—	14,531	3,110	—	—	—	—	—	17,641
U.S. Managed Volatility Fund	—	46,055	—	—	—	—	—	—	46,055
Global Managed Volatility Fund	—	31,146	12,486	—	—	—	—	—	43,632
Real Estate Fund	—	—	45,087	—	—	—	—	—	45,087
Enhanced Income Fund	26,775	61,656	31,834	3,427	526	—	—	—	124,218
High Yield Bond Fund	2,772	61,490	63,877	3,037	21,474	8,149	—	—	160,799
Multi-Strategy Alternative Fund	1,945	—	—	—	—	—	—	—	1,945

During the fiscal year ended September 30, 2011, the following Funds utilized capital loss carryforward to offset capital gains and/or had expired capital loss carryforwards:

	Utilized Capital Loss Carry Forwards ($ Thousands)	Expired Capital Loss Carry Forwards ($ Thousands)
Large Cap Value Fund	$163,583	$—
Large Cap Growth Fund	287,461	338,510
Tax-Managed Large Cap Fund	155,358	48,103
S&P 500 Index Fund	4,600	—
Small Cap Value Fund	89,061	—
Small Cap Growth Fund	108,975	—
Tax-Managed Small/Mid Cap Fund	52,255	—
Mid-Cap Fund	18,832	—
U.S. Managed Volatility Fund	51,891	—
Global Managed Volatility Fund	15,506	—
Tax-Managed Managed Volatility Fund	13,382	—
Core Fixed Income Fund	39,374	—
High Yield Bond Fund	—	57,113

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For Federal income tax purposes, the cost of securities owned at September 30, 2011, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to straddles, investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2011, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,719,358	$105,311	$(197,551)	$(92,240)
Large Cap Value Fund	1,449,475	112,832	(278,549)	(165,717)
Large Cap Growth Fund	1,468,562	165,863	(162,840)	3,023
Tax-Managed Large Cap Fund	1,633,076	219,169	(229,366)	(10,197)
S&P 500 Index Fund	1,042,691	631,191	(74,713)	556,478
Small Cap Fund	293,833	14,267	(43,506)	(29,239)
Small Cap Value Fund	552,515	30,518	(99,333)	(68,815)
Small Cap Growth Fund	417,786	16,976	(68,914)	(51,938)

SEI Institutional Managed Trust / Annual Report / September 30, 2011	183

Notes to Financial Statements (Concluded)

September 30, 2011

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Tax-Managed Small/Mid Cap Fund	$316,911	$26,638	$(46,882)	$(20,244)
Mid-Cap Fund	104,898	1,918	(18,759)	(16,841)
U.S. Managed Volatility Fund	425,654	54,669	(28,748)	25,921
Global Managed Volatility Fund	461,745	38,127	(20,185)	17,942
Tax-Managed Managed Volatility Fund	264,840	34,812	(14,520)	20,292
Real Estate Fund	165,918	31,180	(24,886)	6,294
Enhanced Income Fund	173,967	697	(8,387)	(7,690)
Core Fixed Income Fund	2,606,299	129,424	(131,474)	(2,050)
U.S. Fixed Income Fund	1,098,644	48,688	(18,501)	30,187
High Yield Bond Fund	1,371,087	31,824	(109,617)	(77,793)
Real Return Fund	453,913	6,595	(1,933)	4,662
Multi-Strategy Alternative Fund	300,540	1,302	(9,909)	(8,607)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2011, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

10. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

In the normal course of business, the Multi-Strategy Alternative Fund invests substantially in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Fund may be affected by events in these industries. The Funds Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

The market values of the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

11. RECENT ACCOUNTING PRONOUNCEMENT

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control of Repurchase Agreements” ASU 2011-03 is an amendment to Topic 860 “Transfers and Servicing”. These amendments simplify the accounting for repurchase agreements by eliminating the requirement that the transferor demonstrate it has adequate collateral to fund substantially all the cost of purchasing replacement assets. As a result, more arrangements could be accounted for as secured borrowings rather than sales. The guidance applies to public and nonpublic companies and is effective for interim and annual reporting periods beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not allowed. At this time, management is evaluating the implications of ASU 2011-03 and its impact on the financial statements.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the Financial Statements.

184	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
SEI Institutional Managed Trust:

We have audited the accompanying statements of assets and liabilities of the SEI Institutional Managed Trust, comprising the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund (formerly, Tax-Managed Small Cap Fund), Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund, and Multi-Strategy Alternative Fund (twenty of the funds constituting the SEI Institutional Managed Trust, collectively, the “Funds”), including the schedules of investments or summary schedules of investments, as applicable, as of September 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodians and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Institutional Managed Trust as of September 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

November 29, 2011

SEI Institutional Managed Trust / Annual Report / September 30, 2011	185

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of September 30, 2011.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	85	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 71 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	85	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 68 yrs. old	Trustee	since 1996	Self-Employed Consultant, Newfound Consultants Inc. since April 1997.	85	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, L.P., and Adviser Managed Trust.

186	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003.	85	Director, Sunoco, Inc.; Director, Excelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 54 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	85	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 63 yrs. Old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	85	Trustee/Director of Ariel Mutual Funds, and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 69 yrs. old	Trustee	since 2007	Private Investor since 1994.	85	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 68 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	85	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	President & CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 49 yrs. old	Controller and Chief Financial Officer	since 2011	Director, Fund Accounting, Global Fund Services (March 2011, September 2002 to March 2005 and 1997-2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009); Director, Portfolio Accounting, SEI Investments Global Fund Services (March 2005 to June 2006)	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 48 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since 2010.	N/A	N/A

SEI Institutional Managed Trust / Annual Report / September 30, 2011	187

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 43 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
James Ndiaye One Freedom Valley Drive Oaks, PA 19456 43 yrs. old	Vice President and Assistant Secretary	since 2005	Vice President and Assistant Secretary of SIMC since 2005.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 40 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 35 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008.	N/A	N/A
John J. McCue One Freedom Valley Drive Oaks, PA 19456 48 yrs. old	Vice President	since 2004	Director of Portfolio Implementation for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A
Keri E. Rohn One Freedom Valley Drive Oaks, PA 19456 31 yrs. old	Privacy Officer and Anti-Money Laundering Compliance Officer	since 2009	Compliance Officer of SEI Investments Company, June 2003-present.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, L.P. and Adviser Managed Trust.

188	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 04/01/11	Ending Account Value 09/30/11	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$846.00	0.89%	$4.13
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.60	0.89%	$4.52
Large Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$824.60	0.89%	$4.08
Class I Shares	$1,000.00	$823.50	1.11%	$5.08
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.60	0.89%	$4.52
Class I Shares	$1,000.00	$1,019.50	1.11%	$5.63
Large Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$862.90	0.89%	$4.17
Class I Shares	$1,000.00	$861.80	1.11%	$5.19
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.60	0.89%	$4.52
Class I Shares	$1,000.00	$1,019.50	1.11%	$5.63

	Beginning Account Value 04/01/11	Ending Account Value 09/30/11	Annualized Expense Ratios	Expense Paid During Period*
Tax-Managed Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$844.80	0.89%	$4.12
Class Y Shares	$1,000.00	$846.90	0.56%	$2.61
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.60	0.89%	$4.52
Class Y Shares	$1,000.00	$1,022.25	0.56%	$2.85
S&P 500 Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$860.30	0.43%	$2.01
Class E Shares	$1,000.00	$860.90	0.25%	$1.18
Class I Shares	$1,000.00	$859.30	0.65%	$3.04
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.90	0.43%	$2.19
Class E Shares	$1,000.00	$1,023.80	0.25%	$1.28
Class I Shares	$1,000.00	$1,021.80	0.65%	$3.30
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$753.60	1.14%	$5.02
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.34	1.14%	$5.78

SEI Institutional Managed Trust / Annual Report / September 30, 2011	189

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 04/01/11	Ending Account Value 09/30/11	Annualized Expense Ratios	Expense Paid During Period*
Small Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$771.10	1.14%	$5.07
Class I Shares	$1,000.00	$769.90	1.36%	$6.04
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.34	1.14%	$5.78
Class I Shares	$1,000.00	$1,018.24	1.36%	$6.89
Small Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$760.60	1.11%	$4.91
Class I Shares	$1,000.00	$758.90	1.36%	$6.00
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.49	1.11%	$5.63
Class I Shares	$1,000.00	$1,018.24	1.36%	$6.89
Tax-Managed Small/Mid Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$784.90	1.11%	$4.98
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.49	1.11%	$5.63
Mid-Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$783.80	1.02%	$4.57
Class I Shares	$1,000.00	$782.90	1.26%	$5.65
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.94	1.02%	$5.18
Class I Shares	$1,000.00	$1,018.73	1.26%	$6.40
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$936.90	1.00%	$4.86
Class I Shares	$1,000.00	$935.50	1.25%	$6.08
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.05	1.00%	$5.07
Class I Shares	$1,000.00	$1,018.79	1.25%	$6.34
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$978.20	1.11%	$5.51
Class I Shares	$1,000.00	$976.90	1.36%	$6.74
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.49	1.11%	$5.63
Class I Shares	$1,000.00	$1,018.25	1.36%	$6.88
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$942.30	1.00%	$4.88
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.05	1.00%	$5.07

	Beginning Account Value 04/01/11	Ending Account Value 09/30/11	Annualized Expense Ratios	Expense Paid During Period*
Real Estate Fund
Actual Fund Return
Class A Shares	$1,000.00	$880.80	1.14%	$5.38
Class I Shares	$1,000.00	$879.80	1.36%	$6.42
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.34	1.14%	$5.78
Class I Shares	$1,000.00	$1,018.24	1.36%	$6.89
Enhanced Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$982.10	0.60%	$2.99
Class I Shares	$1,000.00	$981.50	0.85%	$4.23
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.05	0.60%	$3.05
Class I Shares	$1,000.00	$1,020.80	0.85%	$4.31
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,044.90	0.67%	$3.45
Class I Shares	$1,000.00	$1,043.80	0.89%	$4.57
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.70	0.67%	$3.41
Class I Shares	$1,000.00	$1,020.60	0.89%	$4.52
U.S. Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,056.00	0.66%	$3.41
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.75	0.66%	$3.35
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$948.60	0.89%	$4.36
Class I Shares	$1,000.00	$935.60	1.11%	$5.38
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.59	0.89%	$4.52
Class I Shares	$1,000.00	$1,019.51	1.11%	$5.62
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,014.80	0.45%	$2.28
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.80	0.45%	$2.29
Multi-Strategy Alternative Fund
Actual Fund Return
Class A Shares	$1,000.00	$956.00	0.50%	$2.46
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.55	0.50%	$2.55

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).

190	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

At the June 21-22, 2011 and September 13-14, 2011 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Sub-Advisory Agreements and approved the selection of the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•	the nature, extent and quality of the services provided to the Funds under the Sub-Advisory Agreements, including the resources of the Sub-Advisers and their affiliates dedicated to the Funds;

SEI Institutional Managed Trust / Annual Report / September 30, 2011	191

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (continued)

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Sub-Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•	the profitability of the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; and

•	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Sub-Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Advisers’ personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Sub-Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Sub-Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Sub-Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and concluded that the Funds’ various service providers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Sub-Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Sub-Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of the Sub-Advisers is reasonable and supported renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

192	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Institutional Managed Trust / Annual Report / September 30, 2011	193

Notice to Shareholders (Unaudited)

For shareholders who do not have a September 30, 2011, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2011, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended September 30, 2011, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	Return of Capital	Total Distributions (Tax Basis)	(C) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)
Large Cap Fund	11%	89%	0%	100%	46%
Large Cap Value Fund	0%	100%	0%	100%	100%
Large Cap Growth Fund	0%	100%	0%	100%	100%
Tax-Managed Large Cap Fund	0%	100%	0%	100%	100%
S&P 500 Index Fund	0%	100%	0%	100%	92%
Small Cap Fund	13%	87%	0%	100%	14%
Small Cap Value Fund	0%	100%	0%	100%	92%
Small Cap Growth Fund	0%	0%	0%	0%	0%
Tax-Managed Small/Mid Cap Fund	0%	100%	0%	100%	100%
Mid-Cap Fund	0%	100%	0%	100%	100%
U.S. Managed Volatility Fund	0%	100%	0%	100%	100%
Global Managed Volatility Fund	0%	0%	0%	0%	0%
Tax-Managed Managed Volatility	0%	100%	0%	100%	100%
Real Estate Fund(6)	0%	100%	0%	100%	0%
Enhanced Income Fund	0%	100%	0%	100%	0%
Core Fixed Income Fund	0%	100%	0%	100%	0%
U.S. Fixed Income Fund	7%	93%	0%	100%	0%
High Yield Bond Fund	0%	100%	0%	100%	0%
Real Return Fund	1%	99%	0%	100%	0%
Multi-Strategy Alternative Fund	0%	100%	0%	100%	31%

Fund	(D) Qualifying Dividend Income (15% Tax Rate for QDI) (2)	(E) U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
Large Cap Fund	46%	1%	1%	100%
Large Cap Value Fund	100%	1%	1%	0%
Large Cap Growth Fund	100%	1%	1%	0%
Tax-Managed Large Cap Fund	100%	1%	1%	0%
S&P 500 Index Fund	91%	1%	1%	0%
Small Cap Fund	12%	1%	1%	100%
Small Cap Value Fund	96%	1%	1%	0%
Small Cap Growth Fund	0%	0%	0%	0%
Tax-Managed Small/Mid Cap Fund	100%	1%	1%	0%
Mid-Cap Fund	100%	1%	1%	0%
U.S. Managed Volatility Fund	100%	1%	1%	0%
Global Managed Volatility Fund	0%	0%	0%	0%
Tax-Managed Managed Volatility	100%	1%	1%	0%
Real Estate Fund(6)	0%	0%	0%	0%
Enhanced Income Fund	0%	5%	100%	0%
Core Fixed Income Fund	0%	9%	86%	0%
U.S. Fixed Income Fund	0%	8%	60%	100%
High Yield Bond Fund	0%	0%	95%	0%
Real Return Fund	0%	88%	1%	100%
Multi-Strategy Alternative Fund	73%	3%	2%	0%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	Information reflects Fund activity based on Fund’s December 31, 2010 tax reporting year.

Items (A) and (B) are based on the percentages of each Fund’s total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of each Fund.

Item (E) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

194	SEI Institutional Managed Trust / Annual Report / September 30, 2011

SEI INSTITUTIONAL MANAGED TRUST ANNUAL REPORT SEPTEMBER 30, 2011

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-087 (9/11)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s board of trustees has determined that the Registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Messrs. Sullivan and Harris are independent trustees as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (KPMG) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for fiscal year 2011 and for fiscal year 2010 as follows:

		Fiscal Year 2011			Fiscal Year 2010
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved		All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees (1)	$545,000	$0	N/A	$513,500	$0		N/A
(b)	Audit-Related Fees	$25,000	$0	N/A	$0	$0		N/A
(c)	Tax Fees	$0	$0	N/A	$0	$139,500	(2)	N/A
(d)	All Other Fees (2)	$0	$234,500	N/A	$0	$229,500		N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See section (g)(1).

(e)(1) All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant ‘s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-

approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2011	FYE 2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal year 2011 and fiscal year 2010 were $234,500 and $369,000, respectively. Non-audit fees consist of SAS No. 70 / SSAE No. 16 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax compliance and consulting services.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant’s board of trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Items 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund and Tax-Managed Managed Volatility Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund and Multi-Strategy Alternative Fund is included as part of the report to shareholders filed under Item 1 of this form.

Schedule of Investments

Large Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 14.6%
Abercrombie & Fitch, Cl A	24,315	$1,497
Amazon.com*	23,207	5,018
American Axle & Manufacturing Holdings* (A)	52,600	401
American Eagle Outfitters	94,400	1,106
Apollo Group, Cl A*	192,000	7,605
Autoliv (A)	13,600	660
Autozone*	3,600	1,149
Bayerische Motoren Werke	56,560	3,791
Bed Bath & Beyond*	129,744	7,436
Best Buy (A)	96,100	2,239
Big Lots*	27,800	968
BorgWarner*	12,668	767
Career Education* (A)	48,029	627
Carnival	2,700	82
CBS, Cl B	533,840	10,880
Coach	327,548	16,977
Comcast, Cl A	95,300	1,992
Ctrip.com International ADR* (A)	92,900	2,988
Darden Restaurants	15,100	645
DIRECTV, Cl A*	143,070	6,045
Discovery Communications, Cl A*	55,060	2,071
DISH Network, Cl A*	69,800	1,749
Foot Locker	77,000	1,547
Ford Motor*	252,400	2,441
Fossil*	68,628	5,563
GameStop, Cl A* (A)	45,800	1,058
Gannett (A)	59,800	570
Gap	80,200	1,302
Goodyear Tire & Rubber *	203,500	2,053
Guess?	14,900	425
Harley-Davidson	251,784	8,644
Harman International Industries	17,600	503
ITT Educational Services* (A)	34,400	1,980
Johnson Controls	301,991	7,963
Kohl’s	130,701	6,418
Las Vegas Sands*	83,359	3,196
Limited Brands	21,600	832
Lowe’s	672,602	13,008
Macy’s	338,790	8,917
McDonald’s	98,831	8,679
MGM Mirage* (A)	24,500	228
News, Cl A	72,600	1,123
Nike, Cl B	130,957	11,198
Nordstrom	148,801	6,797
Omnicom Group	14,300	527
Pool (A)	7,427	194
priceline.com* (A)	14,125	6,349
RadioShack (A)	39,200	456
Service International	50,857	466
Staples	268,300	3,568
Starbucks	65,800	2,454
Starwood Hotels & Resorts Worldwide	61,845	2,401
Target	228,949	11,228

Description	Shares	Market Value ($ Thousands)

Time Warner	140,443	$4,209
Time Warner Cable, Cl A	130,770	8,195
TJX	27,600	1,531
TRW Automotive Holdings*	15,300	501
Tupperware Brands	4,200	226
VF (A)	20,004	2,431
Viacom, Cl B	24,400	945
Walt Disney	46,100	1,390
Warnaco Group*	8,400	387
Washington Post, Cl B	1,500	491
Whirlpool (A)	21,700	1,083
Wyndham Worldwide	3,100	88
Wynn Resorts	1,400	161
Yum! Brands	35,261	1,741
		222,160

Consumer Staples — 9.6%
Altria Group	78,900	2,115
Anheuser-Busch InBev ADR	81,752	4,331
Archer-Daniels-Midland	37,800	938
Bunge (A)	10,400	606
Casey’s General Stores (A)	1,300	57
Clorox	3,000	199
Coca-Cola	185,650	12,543
Coca-Cola Enterprises	39,000	970
ConAgra Foods	83,200	2,015
Constellation Brands, Cl A*	9,200	166
Corn Products International	21,300	836
Costco Wholesale	208,310	17,106
CVS Caremark	162,500	5,457
Dr Pepper Snapple Group	25,900	1,004
Estee Lauder, Cl A	54,679	4,803
Herbalife	41,300	2,214
Kimberly-Clark	61,488	4,367
Kraft Foods, Cl A	22,900	769
Kroger	305,446	6,708
Lorillard	24,886	2,755
Mead Johnson Nutrition, Cl A	196,120	13,499
PepsiCo	74,086	4,586
Philip Morris International	141,380	8,819
Procter & Gamble	294,401	18,600
Reynolds American	25,500	956
Safeway (A)	131,800	2,192
Smithfield Foods*	91,500	1,784
Tyson Foods, Cl A	169,889	2,949
Walgreen	251,100	8,259
Wal-Mart Stores	143,766	7,461
Whole Foods Market (A)	96,900	6,328
		145,392

Energy — 9.3%
Apache	25,100	2,014
Atwood Oceanics* (A)	18,400	632
Baker Hughes	5,619	259
BG Group ADR (A)	14,685	1,401
Canadian Natural Resources	219,518	6,425
Chesapeake Energy (A)	23,900	611
Chevron	256,600	23,741
Cimarex Energy	4,800	267
ConocoPhillips	336,320	21,296
Core Laboratories	43,637	3,920
CVR Energy*	50,900	1,076
Devon Energy	41,600	2,306

1	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Large Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

EOG Resources	99,313	$7,052
Exxon Mobil	248,400	18,041
FMC Technologies* (A)	165,798	6,234
Halliburton	129,370	3,948
Helix Energy Solutions Group*	20,200	265
Hess	64,300	3,373
Marathon Oil	180,000	3,885
Marathon Petroleum	62,350	1,687
McDermott International*	41,500	447
Murphy Oil	59,600	2,632
National Oilwell Varco	63,280	3,241
Noble	16,100	473
Noble Energy	38,900	2,754
Occidental Petroleum	38,500	2,753
Patterson-UTI Energy	47,300	820
Range Resources (A)	24,142	1,411
Schlumberger	156,008	9,318
SEACOR Holdings	5,900	473
Tesoro* (A)	102,200	1,990
Transocean (A)	7,700	368
Valero Energy	291,000	5,174
W&T Offshore (A)	36,607	504
Williams	7,200	175
		140,966

Financials — 11.9%
ACE	70,400	4,266
Aflac	44,400	1,552
Alexandria Real Estate Equities †	1,000	61
Allstate	59,700	1,414
American Express	25,700	1,154
American Financial Group	51,847	1,611
Ameriprise Financial	76,600	3,015
Annaly Capital Management † (A)	51,600	858
Assurant	87,500	3,132
Astoria Financial	7,700	59
AvalonBay Communities † (A)	1,500	171
Bank of America	436,500	2,672
Bank of New York Mellon	108,800	2,022
Berkshire Hathaway, Cl B*	75,900	5,392
BlackRock	3,700	548
Boston Properties †	2,400	214
Brandywine Realty Trust †	67,500	541
Camden Property Trust †	1,200	66
Capital One Financial (A)	209,030	8,284
CBL & Associates Properties † (A)	59,300	674
Charles Schwab (A)	383,306	4,320
Chubb	103,400	6,203
Citigroup	423,900	10,860
CME Group	25,037	6,169
CNA Financial	25,700	577
Comerica	81,957	1,883
Commerce Bancshares	41,000	1,425
CommonWealth †	17,600	334
Digital Realty Trust †	1,700	94
Discover Financial Services	261,900	6,008
Endurance Specialty Holdings	14,700	502
Equity Residential †	5,000	259
Essex Property Trust †	500	60

Description	Shares	Market Value ($ Thousands)

Everest Re Group	8,500	$675
Federal Realty Investment Trust †	1,000	83
Fifth Third Bancorp	317,700	3,209
Franklin Resources	12,700	1,214
Fulton Financial	9,600	73
Goldman Sachs Group	17,300	1,636
Hartford Financial Services Group	155,800	2,515
HCC Insurance Holdings	1,500	41
HCP †	6,500	228
Health Care † (A)	2,900	136
Hospitality Properties Trust †	89,900	1,909
Host Hotels & Resorts †	11,300	124
Huntington Bancshares	647,600	3,108
IntercontinentalExchange* (A)	48,750	5,765
Jones Lang LaSalle	14,500	751
JPMorgan Chase	711,160	21,420
Keycorp	783,400	4,646
Kimco Realty †	6,400	96
Liberty Property Trust †	1,800	52
Lincoln National	155,100	2,424
Loews	20,500	708
Macerich †	2,200	94
MetLife	37,500	1,050
MFA Financial †	108,000	758
Moody’s (A)	31,600	962
Morgan Stanley	58,200	786
Plum Creek Timber † (A)	2,600	90
PNC Financial Services Group	154,000	7,421
Popular*	778,800	1,168
ProAssurance	16,700	1,203
ProLogis †	6,700	163
Protective Life	25,800	403
Prudential Financial	77,400	3,627
Public Storage †	2,400	267
Rayonier †	2,100	77
Reinsurance Group of America, Cl A	16,800	772
Senior Housing Properties Trust †	28,600	616
Simon Property Group †	4,800	528
SL Green Realty †	1,400	81
State Street	58,800	1,891
Torchmark	38,550	1,344
Travelers	131,400	6,403
UDR †	3,200	71
Unum Group (A)	180,000	3,773
US Bancorp	151,200	3,559
Validus Holdings	23,900	596
Ventas †	4,251	210
Vornado Realty Trust †	3,100	231
Wells Fargo	624,400	15,061
Weyerhaeuser †	8,900	138
		180,556

Health Care — 12.3%
Abbott Laboratories	75,200	3,846
Aetna	132,100	4,802
Allergan	170,566	14,051
AmerisourceBergen (A)	69,500	2,590
Amgen	253,518	13,931

2	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Large Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Biogen Idec*	6,900	$643
Bristol-Myers Squibb	23,700	744
Cardinal Health	40,900	1,713
Celgene*	107,877	6,680
Chemed	3,470	191
Cigna	31,500	1,321
Community Health Systems*	10,500	175
Covance* (A)	142,688	6,485
Coventry Health Care*	5,700	164
Covidien	92,249	4,068
DaVita*	70,631	4,427
Eli Lilly	97,700	3,612
Endo Pharmaceuticals Holdings*	31,100	871
Express Scripts*	223,883	8,299
Forest Laboratories*	44,100	1,358
Gilead Sciences*	89,800	3,484
Health Net*	100,100	2,373
Hill-Rom Holdings	6,500	195
Humana	60,100	4,371
Idexx Laboratories* (A)	72,378	4,992
Illumina* (A)	66,141	2,706
Intuitive Surgical*	19,818	7,219
Johnson & Johnson (A)	256,840	16,363
McKesson	29,200	2,123
Medco Health Solutions*	37,200	1,744
Medicis Pharmaceutical, Cl A	5,400	197
Medtronic	36,200	1,203
Merck	382,800	12,521
Mylan Laboratories*	20,900	355
Novo Nordisk ADR	38,350	3,817
Omnicare (A)	55,200	1,404
PDL BioPharma (A)	120,700	670
Perrigo	38,200	3,710
Pfizer	989,500	17,494
UnitedHealth Group	204,771	9,444
Waters*	36,902	2,786
WellPoint	121,800	7,951
Zimmer Holdings*	13,600	728
		187,821

Industrials — 8.5%
3M	20,606	1,479
ABB ADR	211,155	3,607
AGCO*	25,500	882
Alaska Air Group*	12,800	721
Alliant Techsystems (A)	3,949	215
Avery Dennison	36,100	906
Boeing	16,000	968
Briggs & Stratton	11,651	157
Caterpillar	31,100	2,296
Con-way	7,500	166
CSX	79,900	1,492
Cummins	29,980	2,448
Danaher	144,112	6,044
Eaton	17,700	628
EMCOR Group	23,800	484
Expeditors International of Washington	88,000	3,568
FedEx	22,000	1,489
Fluor	151,892	7,071
Foster Wheeler*	47,300	841

Description	Shares	Market Value ($ Thousands)

Gardner Denver	17,500	$1,112
General Dynamics	51,100	2,907
General Electric	885,200	13,491
Granite Construction	7,300	137
Harsco	26,300	510
HNI (A)	5,500	105
Honeywell International	73,760	3,239
Huntington Ingalls Industries* (A)	5,416	132
ITT	23,300	979
KBR	138,300	3,268
L-3 Communications Holdings	48,200	2,987
Lockheed Martin (A)	61,200	4,445
Norfolk Southern	19,000	1,159
Northrop Grumman (A)	101,300	5,284
Owens Corning*	8,500	184
Parker Hannifin	48,410	3,056
Precision Castparts	82,728	12,861
Raytheon	106,237	4,342
Republic Services	58,724	1,648
Roper Industries	80,296	5,533
RR Donnelley & Sons	57,000	805
Ryder System	25,600	960
Simpson Manufacturing	6,200	155
Stericycle*	89,460	7,221
Thomas & Betts*	11,600	463
Timken	59,100	1,940
Tyco International	83,576	3,406
Union Pacific	74,820	6,111
United Continental Holdings* (A)	28,300	548
United Technologies	35,412	2,492
URS*	42,290	1,254
US Airways Group* (A)	63,900	351
Waste Management (A)	21,500	700
		129,247

Information Technology — 22.3%
Accenture, Cl A (A)	127,030	6,692
Activision Blizzard	206,100	2,453
Adobe Systems*	438,183	10,591
Altera	43,380	1,368
Amdocs*	23,500	637
Amphenol, Cl A	118,789	4,843
Ansys*	104,142	5,107
Apple*	129,445	49,342
Applied Materials	77,300	800
Autodesk*	237,584	6,600
Avnet*	17,500	456
Broadcom, Cl A	129,410	4,308
CA	49,700	965
Cisco Systems	628,700	9,739
Citrix Systems*	136,133	7,424
Cognizant Technology Solutions, Cl A*	94,082	5,899
Computer Sciences	39,300	1,055
Convergys*	32,000	300
Corning	101,200	1,251
Dell*	165,900	2,348
DST Systems	14,217	623
EMC*	404,986	8,501

3	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Large Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Fidelity National Information Services	33,000	$803
Genpact*	261,390	3,761
Google, Cl A*	54,877	28,228
Harris (A)	26,600	909
Hewlett-Packard	178,100	3,998
Ingram Micro, Cl A*	37,800	610
Intel	1,093,099	23,316
International Business Machines	52,226	9,141
Intuit	155,570	7,380
Juniper Networks*	211,496	3,650
Kla-Tencor (A)	31,100	1,190
Lam Research*	16,900	642
Lexmark International, Cl A*	18,500	500
LSI Logic*	187,600	972
Marvell Technology Group*	16,700	243
Mastercard, Cl A	57,183	18,136
Microchip Technology (A)	117,660	3,660
Micron Technology* (A)	152,000	766
Microsoft	509,406	12,679
Molex (A)	5,000	102
Motorola Solutions	39,400	1,651
National Instruments	204,370	4,672
NetApp*	202,429	6,870
Oracle	641,475	18,436
Polycom*	109,400	2,010
Qualcomm	462,194	22,476
SAIC* (A)	61,500	726
Salesforce.com* (A)	37,086	4,238
SanDisk*	18,200	734
Seagate Technology	34,100	351
Symantec*	139,400	2,272
TE Connectivity	33,800	951
Tech Data*	19,800	856
Teradata*	85,700	4,588
VeriFone Holdings*	21,835	765
VeriSign (A)	173,300	4,958
Visa, Cl A	95,400	8,178
Vishay Intertechnology*	38,100	318
Western Digital*	86,200	2,217
Xerox	140,500	979
		340,234

Materials — 2.3%
Agrium	16,200	1,080
Air Products & Chemicals	24,060	1,837
Allegheny Technologies	7,410	274
Ashland	14,400	636
Ball	18,000	558
Cabot	22,900	567
CF Industries Holdings	3,400	420
Cliffs Natural Resources	16,400	839
Commercial Metals	17,200	164
Dow Chemical	108,400	2,435
Eastman Chemical	42,900	2,940
Freeport-McMoRan Copper & Gold, Cl B	148,800	4,531
Huntsman	117,500	1,136
International Paper	68,700	1,597
Monsanto	102,059	6,128
Newmont Mining	6,900	434

Description	Shares	Market Value ($ Thousands)

Nucor (A)	10,600	$335
PPG Industries	1,600	113
Praxair	16,800	1,570
Rock-Tenn, Cl A	12,600	614
Sealed Air	19,100	319
Sigma-Aldrich	23,629	1,460
Steel Dynamics	111,800	1,109
Syngenta ADR	75,300	3,906
Westlake Chemical (A)	4,300	147
Worthington Industries	5,700	80
		35,229

Telecommunication Services — 3.5%
American Tower, Cl A*	127,471	6,858
AT&T	719,380	20,517
Crown Castle International* (A)	163,000	6,629
NII Holdings*	16,300	439
Telephone & Data Systems (A)	30,000	638
Verizon Communications	477,911	17,587
		52,668

Utilities — 2.6%
AES*	117,200	1,144
Alliant Energy	63,700	2,464
Ameren	82,100	2,444
American Electric Power	200,146	7,609
Atmos Energy	21,600	701
Consolidated Edison	14,900	850
Constellation Energy Group	60,800	2,314
DTE Energy	20,500	1,005
Edison International	62,500	2,391
Entergy	93,700	6,211
Exelon	79,600	3,392
FirstEnergy	1,800	81
NV Energy	68,200	1,003
Public Service Enterprise Group	114,700	3,827
Sempra Energy	78,000	4,017
		39,453
Total Common Stock (Cost $1,545,888) ($ Thousands)		1,473,726

AFFILIATED PARTNERSHIP — 7.0%
SEI Liquidity Fund, L.P. 0.
130%**†† (B)	105,803,821	105,804
Total Affiliated Partnership (Cost $105,804) ($ Thousands)		105,804

CASH EQUIVALENTS — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	41,118,451	41,118
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund, 0.010%	1,338,185	1,338
Total Cash Equivalents (Cost $42,456) ($ Thousands)		42,456

4	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Large Cap Fund

September 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (C)(D) — 0.3%
U.S. Treasury Bills
0.062%, 12/15/11	$5,132	$5,132

Total U.S. Treasury Obligation (Cost $5,132) ($ Thousands)		5,132

Total Investments — 106.9% (Cost $1,699,280) ($ Thousands)		$1,627,118

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index
E-MINI	422	Dec-2011	$(864)
S&P Mid 400 Index
E-MINI	48	Dec-2011	(258)

			$(1,122)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,521,942 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 was $100,274 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2011 was $105,804 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

5	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Large Cap Fund

September 30, 2011

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,473,726	$—	$—	$1,473,726
Affiliated Partnership	—	105,804	—	105,804
Cash Equivalents	41,118	1,338	—	42,456
U.S. Treasury Obligation	—	5,132	—	5,132

Total Investments in Securities	$1,514,844	$112,274	$—	$1,627,118

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,122)	$—	$—	$(1,122)

Total Other Financial Instruments	$(1,122)	$—	$—	$(1,122)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Large Cap Value Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Consumer Discretionary — 8.3%
American Eagle Outfitters	119,900	$1,405
Apollo Group, Cl A*	57,100	2,262
Autoliv (A)	23,600	1,145
Bed Bath & Beyond*	35,000	2,006
Best Buy (A)	29,200	680
CBS, Cl B	274,900	5,602
Coach	64,500	3,343
Comcast, Cl A (A)	261,300	5,432
Dillard’s, Cl A	24,100	1,048
DIRECTV, Cl A*	86,200	3,642
Ford Motor*	492,800	4,765
GameStop, Cl A* (A)	51,200	1,183
Gannett	108,900	1,038
Gap (A)	68,100	1,106
Goodyear Tire & Rubber*	264,100	2,665
Home Depot	92,300	3,034
International Game Technology	94,000	1,366
ITT Educational Services* (A)	26,300	1,514
Kohl’s	106,900	5,249
Lear	29,500	1,265
Lowe’s	235,900	4,562
Macy’s	169,500	4,461
Mattel	66,600	1,724
McGraw-Hill (A)	106,950	4,385
Newell Rubbermaid	491,885	5,839
RadioShack (A)	71,700	833
Staples (A)	240,900	3,204
Target	72,400	3,550
Time Warner (A)	209,100	6,267
Time Warner Cable, Cl A	56,900	3,566
TJX	63,955	3,548
Viacom, Cl B	101,600	3,936
Walt Disney	128,400	3,873
Whirlpool (A)	20,300	1,013

		100,511

Consumer Staples — 8.8%
Altria Group	66,800	1,791
Archer-Daniels-Midland	98,000	2,431
Campbell Soup (A)	156,100	5,053
Coca-Cola	85,350	5,766
Coca-Cola Enterprises	57,700	1,435
Colgate-Palmolive	55,050	4,882
Corn Products International	32,200	1,264
CVS Caremark	337,200	11,323
Energizer Holdings*	29,500	1,960
General Mills	37,400	1,439
Herbalife	60,000	3,216
Kraft Foods, Cl A	119,850	4,025
Kroger	225,200	4,945
Molson Coors Brewing, Cl B (A)	44,600	1,767
Philip Morris International	39,100	2,439
Procter & Gamble	367,100	23,193
Ralcorp Holdings*	28,500	2,186
Safeway (A)	209,400	3,482
Smithfield Foods*	80,300	1,566
SUPERVALU (A)	111,437	742
Unilever (A)	79,300	2,497
Walgreen	156,900	5,161

Description	Shares	Market Value ($ Thousands)

Wal-Mart Stores	251,610	$13,059

		105,622

Energy — 11.8%
Anadarko Petroleum	17,800	1,122
Apache	80,450	6,455
Chesapeake Energy (A)	19,600	501
Chevron	424,100	39,238
ConocoPhillips	318,500	20,167
CVR Energy*	61,800	1,307
Devon Energy	103,300	5,727
EXCO Resources	127,500	1,367
Exxon Mobil	253,450	18,408
Halliburton	47,600	1,453
Hess	98,900	5,188
Marathon Oil	215,800	4,657
Marathon Petroleum	107,900	2,920
Murphy Oil	158,150	6,984
National Oilwell Varco	33,500	1,716
Noble	30,000	880
Occidental Petroleum	91,300	6,528
QEP Resources	46,300	1,253
Schlumberger	71,350	4,262
Tesoro*	219,000	4,264
Valero Energy	316,000	5,619
Weatherford International*	176,450	2,154

		142,170

Financials — 20.3%
ACE	84,900	5,145
Aflac	230,350	8,051
Allstate	118,500	2,807
American Express	111,450	5,004
American Financial Group	85,400	2,653
Ameriprise Financial	165,800	6,526
Annaly Capital Management †	70,600	1,174
Assurant	85,200	3,050
Bank of America	1,232,600	7,543
Bank of New York Mellon	80,300	1,493
BB&T (A)	53,000	1,131
Berkshire Hathaway, Cl B*	75,200	5,342
Capital One Financial (A)	77,300	3,063
CB Richard Ellis Group, Cl A*	221,000	2,975
CBL & Associates Properties † (A)	103,900	1,180
Chubb	155,300	9,317
Citigroup	486,030	12,452
Discover Financial Services	244,800	5,616
Duke Realty †	105,100	1,103
Endurance Specialty Holdings	39,000	1,332
Everest Re Group	55,335	4,393
Fidelity National Financial, Cl A	276,881	4,203
Fifth Third Bancorp	627,700	6,340
Franklin Resources	23,200	2,219
Goldman Sachs Group	54,695	5,171
Hartford Financial Services Group	137,500	2,219
Hospitality Properties Trust †	128,100	2,720
Huntington Bancshares	870,300	4,178
Invesco	155,300	2,409
Jones Lang LaSalle	21,000	1,088
JPMorgan Chase	1,005,500	30,286
Keycorp	646,200	3,832

1	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Large Cap Value Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Lazard, Cl A	164,244	$3,466
Lincoln National	141,800	2,216
MetLife	134,100	3,756
Morgan Stanley	136,300	1,840
PNC Financial Services Group	250,700	12,081
Popular*	959,100	1,439
ProAssurance	21,300	1,534
Prudential Financial	175,600	8,229
Raymond James Financial (A)	64,300	1,669
Regions Financial	213,000	709
Reinsurance Group of America, Cl A	31,300	1,438
Senior Housing Properties Trust †	58,200	1,254
State Street	69,200	2,225
Travelers	114,400	5,575
Unum Group	190,000	3,982
US Bancorp	171,000	4,025
Wells Fargo	1,188,400	28,664
Weyerhaeuser †	278,650	4,333

		244,450

Health Care — 14.1%
Abbott Laboratories	28,700	1,468
Aetna	233,300	8,481
AmerisourceBergen (A)	101,700	3,790
Amgen	217,000	11,924
Cardinal Health	55,100	2,308
Cigna	87,300	3,661
Coventry Health Care*	71,500	2,060
Covidien	34,500	1,522
Eli Lilly	105,100	3,885
Endo Pharmaceuticals Holdings*	38,700	1,083
Express Scripts*	44,900	1,664
Forest Laboratories*	173,550	5,344
Gilead Sciences*	159,400	6,185
Health Net*	97,200	2,305
Humana	64,100	4,662
Johnson & Johnson	272,450	17,358
McKesson	22,000	1,599
Medtronic	38,200	1,270
Merck	609,200	19,927
Myriad Genetics*	121,300	2,273
Pfizer	2,115,200	37,397
St. Jude Medical	101,200	3,662
UnitedHealth Group	217,300	10,022
Warner Chilcott, Cl A*	148,700	2,126
WellPoint	215,000	14,035

		170,011

Industrials — 9.0%
AGCO*	36,500	1,262
Boeing	62,550	3,785
Briggs & Stratton (A)	192,349	2,599
Dover	47,200	2,200
EMCOR Group (A)	57,300	1,165
Emerson Electric	65,800	2,718
Gardner Denver	27,800	1,767
General Dynamics	103,300	5,877
General Electric	1,905,500	29,040
Honeywell International	40,800	1,791
Huntington Ingalls Industries*	10,016	244

Description	Shares	Market Value ($ Thousands)

Illinois Tool Works	72,500	$3,016
Ingersoll-Rand (A)	160,420	4,506
ITT	108,250	4,546
KBR	160,800	3,800
L-3 Communications Holdings	53,500	3,315
Lockheed Martin (A)	65,900	4,787
Navistar International*	31,800	1,021
Norfolk Southern	27,100	1,654
Northrop Grumman (A)	181,400	9,462
Parker Hannifin	7,500	473
Raytheon	117,500	4,802
RR Donnelley & Sons (A)	107,300	1,515
Ryder System	35,800	1,343
Teleflex	64,200	3,452
Timken	60,500	1,986
Tyco International	53,662	2,186
Union Pacific	45,200	3,691

		108,003

Information Technology — 11.8%
Activision Blizzard (A)	222,800	2,651
Adobe Systems*	157,950	3,818
Amdocs*	57,500	1,559
Apple*	4,500	1,715
Automatic Data Processing	87,650	4,133
Avnet*	67,400	1,758
Blue Coat Systems*	75,558	1,049
CA	78,000	1,514
Cisco Systems	1,086,750	16,834
Computer Sciences	48,900	1,313
Corning	327,600	4,049
Dell*	149,100	2,110
Fairchild Semiconductor International*	78,700	850
Fidelity National Information Services	53,600	1,303
Google, Cl A*	6,400	3,292
Harris (A)	42,100	1,438
Hewlett-Packard	265,300	5,956
Hitachi ADR	83,256	4,115
Ingram Micro, Cl A*	105,100	1,695
Intel	1,467,250	31,297
International Business Machines	7,400	1,295
LSI Logic*	860,300	4,456
Marvell Technology Group*	100,200	1,456
Mastercard, Cl A	10,650	3,378
Micron Technology* (A)	161,000	811
Microsoft	700,950	17,447
Oracle	87,300	2,509
Seagate Technology	95,200	978
Symantec*	204,900	3,340
TE Connectivity	87,300	2,457
Tech Data*	38,500	1,664
Texas Instruments	80,000	2,132
Total System Services	242,450	4,105
Vishay Intertechnology* (A)	103,400	864
Western Digital*	41,200	1,060
Xerox	309,100	2,155

		142,556

Materials — 5.0%
Agrium	18,000	1,200

2	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Large Cap Value Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Air Products & Chemicals	15,900	$1,214
Alpha Natural Resources*	53,000	938
Ball	30,800	956
BHP Billiton ADR (A)	35,148	2,335
CF Industries Holdings	8,600	1,061
Domtar	7,800	532
Dow Chemical	247,500	5,559
E.I. Du Pont de Nemours	100,300	4,009
Eastman Chemical	51,700	3,543
Ferro*	319,100	1,963
Freeport-McMoRan Copper & Gold, Cl B	203,400	6,194
Huntsman	121,500	1,175
International Paper	158,600	3,687
Newmont Mining	178,700	11,240
Owens-Illinois*	364,350	5,509
Rock-Tenn, Cl A	49,000	2,385
Sealed Air	119,832	2,001
Vulcan Materials (A)	94,100	2,593
WR Grace*	82,950	2,762

		60,856

Telecommunication Services — 3.5%
AT&T	1,014,900	28,945
Telephone & Data Systems (A)	66,700	1,417
Verizon Communications (A)	311,400	11,460

		41,822

Utilities — 5.0%
Alliant Energy	51,200	1,980
Ameren	124,600	3,709
American Electric Power	235,400	8,950
CMS Energy (A)	95,000	1,880
Constellation Energy Group	51,900	1,975
DTE Energy	54,600	2,677
Edison International	99,600	3,810
Entergy	133,600	8,856
Exelon (A)	149,800	6,383
GenOn Energy*	312,206	868
NextEra Energy	70,050	3,784
PG&E	105,400	4,459
Pinnacle West Capital	42,300	1,816
PPL (A)	60,500	1,727
Public Service Enterprise Group	105,800	3,531
Sempra Energy	65,900	3,394

		59,799

Total Common Stock (Cost $1,303,315) ($ Thousands)		1,175,800

EXCHANGE TRADED FUND — 0.6%
SPDR Gold Shares	48,800	7,714
Total Exchange Traded Fund (Cost $7,137) ($ Thousands)		7,714

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 6.0%
SEI Liquidity Fund, L.P.
0.130%**†† (B)	77,060,229	$72,295

Total Affiliated Partnership (Cost $77,060) ($ Thousands)		72,295

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	23,988,205	23,988

Total Cash Equivalent (Cost $23,988) ($ Thousands)		23,988

U.S. TREASURY OBLIGATIONS (C) (D) — 0.3%
U.S. Treasury Bills
0.059%, 12/15/11	$2,820	2,820
0.025%, 12/08/11	1,141	1,141

Total U.S. Treasury Obligations (Cost $3,961) ($ Thousands)		3,961

Total Investments — 106.6% (Cost $1,415,461) ($ Thousands)		$1,283,758

3	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Large Cap Value Fund

September 30, 2011

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	236	Dec-2011	$(575)
Russell 2000 Index E-MINI	8	Dec-2011	(41)

			$(616)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,204,345 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 was $73,116 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of September 30, 2011 was $72,295 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,175,800	$—	$—	$1,175,800
Exchange Traded Fund	7,714	—	—	7,714
Affiliated Partnership	—	72,295	—	72,295
Cash Equivalent	23,988	—	—	23,988
U.S. Treasury Obligations	—	3,961	—	3,961

Total Investments in Securities	$1,207,502	$76,256	$—	$1,283,758

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(616)	$—	$—	$(616)

Total Other Financial Instruments	$(616)	$—	$—	$(616)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Large Cap Growth Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%‡

Consumer Discretionary — 14.7%
Abercrombie & Fitch, Cl A	49,002	$3,017
Advance Auto Parts	1,600	93
Amazon.com*	43,042	9,307
AMC Networks, Cl A* (A)	9,600	307
Apollo Group, Cl A*	246,200	9,752
Autonation* (A)	8,700	285
Autozone*	10,769	3,437
Big Lots*	2,400	84
BorgWarner* (A)	45,331	2,744
Carmax* (A)	5,300	126
CBS, Cl B	74,600	1,520
Charter Communications, Cl A*	32,900	1,541
Chico’s FAS	17,100	196
Chipotle Mexican Grill, Cl A* (A)	8,900	2,696
Coach	287,495	14,901
Comcast, Cl A	68,600	1,434
Ctrip.com International ADR* (A)	186,400	5,995
DIRECTV, Cl A*	105,000	4,436
DISH Network, Cl A*	11,700	293
Dollar Tree*	39,900	2,997
Expedia	4,100	105
Family Dollar Stores	800	41
Ford Motor*	35,400	342
Fossil*	154,488	12,523
H&R Block (A)	110,900	1,476
Home Depot	4,300	141
ITT Educational Services* (A)	—	—
John Wiley & Sons, Cl A	24,600	1,093
Johnson Controls	1,300	34
Kohl’s	78,807	3,869
Las Vegas Sands*	154,618	5,928
Liberty Global, Cl A* (A)	4,100	148
Limited Brands	19,600	755
Lowe’s	338,500	6,547
McDonald’s	126,527	11,112
McGraw-Hill	58,600	2,403
NetFlix* (A)	23,200	2,625
Nike, Cl B	101,050	8,641
O’Reilly Automotive*	2,100	140
Panera Bread, Cl A*	600	62
Polaris Industries	12,900	645
priceline.com* (A)	36,325	16,327
Ross Stores	33,600	2,644
Staples	537,700	7,152
Starbucks	122,260	4,559
Starwood Hotels & Resorts Worldwide	114,706	4,453
Tempur-Pedic International*	47,200	2,483
Tiffany	6,300	383
Time Warner (A)	93,726	2,809
Time Warner Cable, Cl A	45,500	2,851
Tractor Supply	42,900	2,683
Tupperware Brands	11,500	618
Ulta Salon Cosmetics & Fragrance*	25,700	1,599
Under Armour, Cl A* (A)	1,300	86

Description	Shares	Market Value ($ Thousands)

VF (A)	37,107	$4,509
Viacom, Cl B	68,500	2,654
Virgin Media (A)	11,000	268
Weight Watchers International (A)	22,300	1,299
Wynn Resorts	25,300	2,911
Yum! Brands	102,724	5,074

		189,153

Consumer Staples — 11.7%
Altria Group	448,097	12,013
Brown-Forman, Cl B	3,800	267
Church & Dwight (A)	43,000	1,901
Coca-Cola (A)	235,110	15,884
Coca-Cola Enterprises	99,200	2,468
Colgate-Palmolive	900	80
ConAgra Foods	26,300	637
Corn Products International	11,300	443
Costco Wholesale	237,775	19,526
Estee Lauder, Cl A	60,105	5,280
Flowers Foods (A)	64,800	1,261
General Mills	4,700	181
Green Mountain Coffee Roasters* (A)	4,200	390
Hansen Natural*	14,100	1,231
Herbalife	61,400	3,291
HJ Heinz (A)	37,600	1,898
Hormel Foods	41,300	1,116
Kellogg	24,900	1,324
Kimberly-Clark	63,427	4,504
Kroger	249,321	5,475
Lorillard	24,532	2,716
McCormick (A)	28,100	1,297
Mead Johnson Nutrition, Cl A	233,546	16,075
PepsiCo	93,271	5,773
Philip Morris International	134,097	8,365
Procter & Gamble	127,059	8,027
Reynolds American	44,400	1,664
Sara Lee	225,000	3,679
Tyson Foods, Cl A	213,287	3,703
Walgreen	426,100	14,015
Wal-Mart Stores	88,785	4,608
Whole Foods Market	11,100	725

		149,817

Energy — 9.0%
Arch Coal	800	12
Baker Hughes	86,657	4,000
BG Group ADR (A)	26,879	2,564
Cabot Oil & Gas	43,800	2,712
Cameron International*	4,400	183
Canadian Natural Resources	396,813	11,615
CARBO Ceramics (A)	11,500	1,179
Chevron	47,100	4,358
Concho Resources*	36,000	2,561
Consol Energy	28,600	970
Core Laboratories (A)	80,556	7,236
El Paso	158,600	2,772
EOG Resources (A)	196,118	13,926
EXCO Resources	11,500	123
Exxon Mobil	229,700	16,683
FMC Technologies* (A)	364,494	13,705
Halliburton	81,800	2,497

1	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Large Cap Growth Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Helmerich & Payne	11,800	$479
HollyFrontier	140,260	3,678
Kinder Morgan (A)	7,900	205
National Oilwell Varco	63,468	3,251
Oil States International*	4,200	214
Patterson-UTI Energy	11,600	201
Pioneer Natural Resources	3,700	243
QEP Resources	14,400	390
Range Resources (A)	48,738	2,849
SandRidge Energy* (A)	259,600	1,443
Schlumberger	236,582	14,131
SM Energy	25,500	1,547

		115,727

Financials — 3.8%
American Express	14,500	651
Boston Properties †	22,800	2,031
Camden Property Trust †	29,500	1,630
CB Richard Ellis Group, Cl A*	151,400	2,038
Charles Schwab (A)	689,159	7,767
CME Group	49,358	12,162
Comerica	96,237	2,211
Digital Realty Trust † (A)	1,800	99
Discover Financial Services	34,500	791
Equity Residential †	9,400	488
Erie Indemnity, Cl A	9,100	648
Essex Property Trust †	6,000	720
Federal Realty Investment Trust †	1,700	140
Federated Investors, Cl B	2,300	40
IntercontinentalExchange* (A)	97,850	11,572
Lazard, Cl A	2,100	44
Macerich †	1,400	60
Moody’s (A)	93,600	2,850
Plum Creek Timber † (A)	7,600	264
Public Storage † (A)	3,900	434
Rayonier †	44,650	1,643
Simon Property Group †	800	88
TD Ameritrade Holding	14,100	208
Validus Holdings	3,400	84
Weyerhaeuser †	52,200	812

		49,475

Health Care — 14.0%
Abbott Laboratories	4,700	240
Agilent Technologies*	28,200	881
Alexion Pharmaceuticals* (A)	81,800	5,240
Allergan	236,245	19,462
AMERIGROUP* (A)	19,700	769
AmerisourceBergen (A)	119,200	4,443
Baxter International	2,900	163
Becton Dickinson	20,000	1,466
Biogen Idec*	32,600	3,037
Brookdale Senior Living, Cl A*	24,900	312
C.R. Bard	25,900	2,267
Cardinal Health	36,200	1,516
CareFusion *	27,900	668
Cerner *	28,100	1,926
Charles River Laboratories International*	17,900	512
Cooper	6,000	475
Covance*	255,415	11,608
Covidien	120,918	5,332

Description	Shares	Market Value ($ Thousands)

DaVita*	131,489	$8,240
Edwards Lifesciences*	7,400	527
Express Scripts*	405,013	15,014
Gen-Probe*	28,900	1,655
HCA Holdings*	5,200	105
Henry Schein*	13,500	837
Idexx Laboratories* (A)	135,991	9,379
Illumina* (A)	219,015	8,962
Intuitive Surgical* (A)	35,631	12,980
Johnson & Johnson (A)	122,836	7,826
Kinetic Concepts* (A)	29,500	1,944
Laboratory Corp of America Holdings*	54,100	4,277
Lincare Holdings (A)	23,400	527
McKesson	29,000	2,108
Medco Health Solutions*	53,300	2,499
Mednax*	15,500	971
Medtronic	21,300	708
Mettler Toledo International*	1,000	140
Mylan Laboratories*	16,500	281
Novo Nordisk ADR (A)	76,932	7,656
Perrigo (A)	80,650	7,832
Pharmasset*	30,900	2,545
Quest Diagnostics	3,100	153
Regeneron Pharmaceuticals* (A)	20,100	1,170
Sirona Dental Systems*	7,200	305
St. Jude Medical	17,700	641
Stryker	6,400	302
SXC Health Solutions*	15,300	852
Techne	21,300	1,449
United Therapeutics*	11,400	427
UnitedHealth Group	131,689	6,073
Varian Medical Systems*	7,700	402
Vertex Pharmaceuticals* (A)	60,600	2,699
Waters*	68,601	5,179
Watson Pharmaceuticals* (A)	35,300	2,409

		179,391

Industrials — 9.4%
3M	32,655	2,345
ABB ADR	379,642	6,484
Babcock & Wilcox*	7,900	154
Boeing	29,678	1,796
C.H. Robinson Worldwide (A)	39,200	2,684
Caterpillar	139,900	10,330
Chicago Bridge & Iron	23,200	664
Cooper Industries, Cl A	19,900	918
Copart*	38,200	1,494
CSX	140,900	2,631
Danaher	267,512	11,219
Deere	1,200	78
Dun & Bradstreet	9,900	606
Expeditors International of Washington	176,600	7,161
Fastenal (A)	3,300	110
Fluor	264,282	12,303
Gardner Denver	5,200	331
Graco	27,700	946
Harsco	3,400	66
Hertz Global Holdings*	102,300	910
Honeywell International	13,600	597

2	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Large Cap Growth Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

IHS, Cl A*	25,900	$1,938
Ingersoll-Rand	10,300	289
JB Hunt Transport Services	10,200	368
Kansas City Southern*	1,800	90
Landstar System	16,200	641
Lockheed Martin (A)	18,100	1,315
Masco (A)	18,200	130
Parker Hannifin	12,200	770
Polypore International*	900	51
Precision Castparts	43,379	6,744
Raytheon	65,885	2,693
Republic Services	108,932	3,057
Rockwell Automation	26,600	1,490
Roper Industries	154,366	10,637
Spirit Aerosystems Holdings, Cl A*	5,600	89
Stericycle* (A)	205,308	16,572
Towers Watson, Cl A	1,600	96
TransDigm Group*	32,500	2,654
Tyco International	73,037	2,976
United Technologies	38,961	2,741
UTI Worldwide	1,700	22
Verisk Analytics, Cl A*	13,500	469
Waste Connections	16,200	548
WESCO International*	4,700	157
WW Grainger (A)	200	30

		120,394

Information Technology — 31.2%
Accenture, Cl A (A)	223,683	11,784
Adobe Systems*	335,900	8,119
Alliance Data Systems* (A)	20,600	1,910
Altera	70,300	2,217
Amphenol, Cl A	213,575	8,708
Ansys*	187,240	9,182
Apple*	200,563	76,450
Ariba*	6,600	183
Arrow Electronics*	7,100	197
Atmel*	58,700	474
Autodesk*	2,500	69
Automatic Data Processing	48,600	2,291
Avago Technologies	800	26
Cadence Design Systems*	43,200	399
Ciena* (A)	17,900	201
Citrix Systems*	254,903	13,900
Cognizant Technology Solutions, Cl A* (A)	186,652	11,703
Compuware*	8,300	64
Cypress Semiconductor	24,600	368
DST Systems	2,800	123
eBay*	27,600	814
Electronic Arts*	16,300	333
EMC*	172,028	3,611
Factset Research Systems (A)	14,200	1,263
Fiserv*	5,400	274
Flir Systems	27,600	691
Fortinet*	19,500	328
Gartner*	37,100	1,294
Genpact*	469,962	6,763
Global Payments	39,800	1,607
Google, Cl A*	79,609	40,949
Informatica*	48,900	2,003

Description	Shares	Market Value ($ Thousands)

Intel	213,385	$4,551
International Business Machines	33,274	5,824
Intuit	241,200	11,443
IPG Photonics*	14,900	647
Iron Mountain (A)	89,800	2,839
Juniper Networks*	120,414	2,078
Kla-Tencor	2,600	100
LSI Logic*	13,300	69
Mastercard, Cl A	91,900	29,147
Microsoft	379,093	9,436
National Instruments	367,444	8,400
NCR*	1,400	24
NetApp* (A)	291,964	9,909
Nvidia*	45,800	572
ON Semiconductor *	110,300	791
Oracle	358,220	10,295
Paychex (A)	125,200	3,302
Polycom*	303,100	5,568
Qualcomm	632,215	30,745
Rackspace Hosting* (A)	30,900	1,055
Rovi* (A)	—	—
Salesforce.com* (A)	66,678	7,620
Sina* (A)	—	—
Skyworks Solutions*	9,700	174
Solera Holdings	2,500	126
Teradata*	225,900	12,092
Texas Instruments	181,210	4,829
TIBCO Software*	42,000	940
Varian Semiconductor Equipment Associates*	12,200	746
VeriFone Holdings*	69,305	2,427
VeriSign	348,600	9,973
Visa, Cl A (A)	191,350	16,402
VistaPrint* (A)	4,800	130
Western Union	52,500	803
Xilinx	9,400	258

		401,613

Materials — 2.5%
Allegheny Technologies	13,666	506
Allied Nevada Gold* (A)	5,400	193
Ball	16,900	524
Celanese, Ser A	12,600	410
CF Industries Holdings	9,800	1,209
Crown Holdings*	107,200	3,282
E.I. Du Pont de Nemours	26,700	1,067
Freeport-McMoRan Copper & Gold, Cl B	40,600	1,236
International Flavors & Fragrances	15,800	888
LyondellBasell Industries, Cl A	13,700	335
Molycorp* (A)	40,700	1,338
Monsanto	80,686	4,844
Mosaic	17,300	847
Praxair	31,162	2,913
Rockwood Holdings*	3,900	132
Royal Gold	16,300	1,044
Scotts Miracle-Gro, Cl A (A)	4,400	196
Sherwin-Williams	6,800	505
Sigma-Aldrich	43,962	2,717

3	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Large Cap Growth Fund

September 30, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Syngenta ADR (A)	150,896	$7,827

		32,013

Telecommunication Services — 1.1%
Crown Castle International*	326,900	13,295
MetroPCS Communications*	68,000	592
Verizon Communications	13,500	497

		14,384

Utilities — 0.5%
American Electric Power	84,618	3,217
ITC Holdings	28,800	2,230
National Fuel Gas	1,300	64
Oneok	5,000	330

		5,841

Total Common Stock (Cost $1,236,432) ($ Thousands)		1,257,808

AFFILIATED PARTNERSHIP — 14.2%
SEI Liquidity Fund, L.P.
0.130%**†† (B)	186,265,391	182,576

Total Affiliated Partnership (Cost $186,265) ($ Thousands)		182,576

CASH EQUIVALENTS — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	25,517,997	25,518
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund, 0.010%	2,426,108	2,426

Total Cash Equivalents (Cost $27,944) ($ Thousands)		27,944

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.062%, 12/15/11	$1,699	1,699
0.025%, 12/08/11	1,558	1,558

Total U.S. Treasury Obligations (Cost $3,257) ($ Thousands)		3,257

Total Investments — 114.5% (Cost $1,453,898) ($ Thousands)		$1,471,585

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	301	Dec-2011	$(813)
Russell 2000 Index E- MINI	40	Dec-2011	(207)

			$(1,020)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,285,233 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This Security or a partial position of this security is on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 was $177,214 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2011 was $182,576 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

Ser — Series

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,257,808	$—	$—	$1,257,808
Affiliated Partnership	—	182,576	—	182,576
Cash Equivalents	25,518	2,426	—	27,944
U.S. Treasury Obligations	—	3,257	—	3,257

Total Investments in Securities	$1,283,326	$188,259	$—	$1,471,585

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,020)	$—	$—	$(1,020)

Total Other Financial Instruments	$(1,020)	$—	$—	$(1,020)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.0%

Consumer Discretionary — 13.9%
Abercrombie & Fitch, Cl A	23,560	$1,450
Amazon.com*	21,795	4,713
AMC Networks, Cl A*	1,675	54
American Eagle Outfitters	119,561	1,401
Apollo Group, Cl A*	195,978	7,763
Autoliv (A)	22,650	1,098
Bayerische Motoren Werke	53,978	3,618
Bed Bath & Beyond*	121,722	6,976
Best Buy (A)	72,159	1,681
Big Lots*	1,557	54
Blyth	4,100	227
BorgWarner*	15,572	943
Brinker International	3,400	71
Cablevision Systems, Cl A	6,700	105
Career Education* (A)	43,087	562
Carmax* (A)	1,883	45
Carnival	9,000	273
Cavco Industries*	130	5
CBS, Cl B	451,553	9,203
Chico’s FAS	4,700	54
Clear Channel Outdoor Holdings, Cl A*	5,800	54
Coach	300,249	15,562
Comcast, Cl A	121,894	2,548
Ctrip.com International ADR* (A)	80,684	2,595
Darden Restaurants	3,127	134
DeVry	1,021	38
Dick’s Sporting Goods*	3,700	124
DIRECTV, Cl A*	113,036	4,776
Discovery Communications, Cl C*	5,040	177
Discovery Communications, Cl A* (A)	36,072	1,357
DISH Network, Cl A*	15,063	378
Dollar Tree*	1,243	93
DR Horton	6,500	59
Family Dollar Stores	3,212	163
Federal Mogul, Cl A*	5,500	81
Ford Motor* (A)	225,407	2,180
Fortune Brands	1,837	99
Fossil*	67,363	5,460
GameStop, Cl A* (A)	44,722	1,033
Gannett	34,600	330
Gap (A)	59,800	971
Garmin (A)	2,100	67
Gentex	5,500	132
Genuine Parts	2,400	122
Goodyear Tire & Rubber*	135,187	1,364
Harley-Davidson	231,344	7,942
Harman International Industries	4,200	120
Hasbro	2,795	91
Home Depot	21,380	703
Interpublic Group	13,000	94
iRobot* (A)	2,400	60
ITT Educational Services* (A)	32,747	1,885
J.C. Penney (A)	4,030	108
Jarden	4,100	116

Description	Shares	Market Value ($ Thousands)

Johnson Controls	240,188	$6,334
Kohl’s	95,549	4,692
Lamar Advertising, Cl A* (A)	7,300	124
Las Vegas Sands*	73,220	2,807
Leggett & Platt	9,000	178
Lennar, Cl A	5,100	69
Liberty Global, Cl A* (A)	14,200	514
Liberty Media - Capital, Cl A	6,070	401
Liberty Media - Interactive, Cl A*	6,450	95
Liberty Media - Starz, Cl A*	906	58
Limited Brands	4,317	166
Lowe’s	569,040	11,005
Macy’s	331,340	8,721
Madison Square Garden, Cl A*	1,675	38
Marriott International, Cl A	7,099	193
McDonald’s	95,639	8,399
McGraw-Hill	5,300	217
Mohawk Industries*	2,829	121
NetFlix* (A)	2,089	236
New York Times, Cl A* (A)	10,200	59
News, Cl A	72,600	1,123
Nike, Cl B	120,799	10,330
Nordstrom	134,540	6,146
NVR*	100	60
Omnicom Group	4,000	147
O’Reilly Automotive*	6,600	440
PetSmart	1,608	69
Polaris Industries	600	30
priceline.com* (A)	12,935	5,814
RadioShack (A)	71,347	829
Ralph Lauren, Cl A	900	117
Ross Stores	1,571	124
Royal Caribbean Cruises (A)	3,900	85
Sears Holdings* (A)	900	52
Sirius XM Radio* (A)	19,560	30
Staples	260,927	3,470
Starbucks	91,107	3,397
Starwood Hotels & Resorts Worldwide	49,224	1,911
Target	247,603	12,142
Tempur-Pedic International*	15,900	837
Tiffany	1,800	110
Time Warner	118,323	3,546
Time Warner Cable, Cl A	124,373	7,794
TJX	27,887	1,547
Urban Outfitters*	763	17
VF (A)	22,128	2,689
Viacom, Cl B	38,400	1,488
Virgin Media (A)	12,500	304
Walt Disney	92,207	2,781
Warnaco Group*	3,194	147
Whirlpool (A)	26,000	1,298
Wyndham Worldwide	13,000	371
Yum! Brands	51,272	2,532

		207,516

Consumer Staples — 10.2%
Altria Group	86,575	2,321
Anheuser-Busch InBev ADR	68,168	3,611
Archer-Daniels-Midland	69,778	1,731

1	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Avon Products	11,636	$228
BJ’s Wholesale Club*	18,188	932
Brown-Forman, Cl B	1,500	105
Bunge	9,300	542
Campbell Soup	1,100	36
Clorox	2,769	184
Coca-Cola	182,111	12,303
Coca-Cola Enterprises	48,600	1,209
Colgate-Palmolive	5,620	498
ConAgra Foods	118,917	2,880
Constellation Brands, Cl A*	10,975	198
Corn Products International	30,800	1,209
Costco Wholesale	209,569	17,210
CVS Caremark	190,782	6,406
Dr Pepper Snapple Group	13,839	537
Energizer Holdings*	1,628	108
Estee Lauder, Cl A	53,654	4,713
General Mills	5,168	199
Green Mountain Coffee Roasters* (A)	1,251	116
Herbalife	33,200	1,780
Hershey	1,160	69
Hormel Foods	4,000	108
JM Smucker	9,600	700
Kellogg	3,608	192
Kimberly-Clark	60,600	4,303
Kraft Foods, Cl A	55,929	1,878
Kroger	269,851	5,926
Lorillard	26,289	2,910
McCormick	2,100	97
Mead Johnson Nutrition, Cl A	188,136	12,949
PepsiCo	94,856	5,872
Philip Morris International	124,558	7,770
Procter & Gamble	305,330	19,291
Reynolds American	34,600	1,297
Safeway (A)	145,100	2,413
Sara Lee	12,100	198
Smithfield Foods*	49,081	957
SUPERVALU (A)	54,456	363
Susser Holdings*	5,400	108
SYSCO	5,700	148
Tyson Foods, Cl A	203,429	3,531
Walgreen	226,237	7,441
Wal-Mart Stores	172,048	8,929
Whole Foods Market	99,657	6,508

		153,014

Energy — 9.8%
Anadarko Petroleum	6,656	420
Apache	31,072	2,493
Arch Coal	19,400	283
Baker Hughes	2,758	127
BG Group ADR (A)	16,240	1,549
Cameron International*	613	26
Canadian Natural Resources	214,236	6,271
Chesapeake Energy (A)	4,174	107
Chevron	256,751	23,755
Cimarex Energy	943	53
Complete Production Services* (A)	31,600	596
Concho Resources*	900	64
ConocoPhillips	326,204	20,655

Description	Shares	Market Value ($ Thousands)

Consol Energy	15,400	$522
Core Laboratories	35,681	3,205
CVR Energy*	42,143	891
Devon Energy	48,490	2,688
Diamond Offshore Drilling (A)	9,700	531
Energen	750	30
EOG Resources (A)	92,748	6,586
EQT	2,100	112
EXCO Resources	3,100	33
Exxon Mobil	272,146	19,766
FMC Technologies* (A)	171,724	6,457
Halliburton	104,136	3,178
Helmerich & Payne	9,295	377
Hess	57,287	3,005
HollyFrontier	3,400	89
Marathon Oil	152,134	3,283
Marathon Petroleum	76,067	2,058
McDermott International*	47,200	508
Murphy Oil	74,516	3,291
Nabors Industries*	38,748	475
National Oilwell Varco	69,442	3,557
Newfield Exploration*	2,500	99
Noble	19,700	578
Noble Energy	43,532	3,082
Occidental Petroleum	31,980	2,287
Oceaneering International	7,800	276
Oil States International*	3,100	158
Patriot Coal*	880	7
Patterson-UTI Energy	49,700	862
Peabody Energy	5,300	180
Pioneer Natural Resources	4,944	325
Plains Exploration & Production*	2,500	57
QEP Resources	3,500	95
Range Resources (A)	26,846	1,569
RPC (A)	4,300	70
Schlumberger	195,377	11,670
SEACOR Holdings	1,200	96
SM Energy	1,000	61
Spectra Energy	9,543	234
Sunoco	1,900	59
Teekay Shipping	3,100	70
Tesoro*	93,483	1,820
Tidewater (A)	1,850	78
Unit*	15,200	561
Valero Energy	225,179	4,004
W&T Offshore (A)	15,575	214
Weatherford International*	14,100	172
Whiting Petroleum*	3,400	119
Williams	39,629	965

		146,809

Financials — 11.7%
ACE	94,846	5,748
Affiliated Managers Group*	1,000	78
Aflac	56,690	1,981
Allstate	68,078	1,613
American Equity Investment Life Holding (A)	15,500	136
American Express	28,081	1,261
American Financial Group	61,500	1,911
Ameriprise Financial	84,290	3,318

2	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Annaly Capital Management †	60,288	$1,003
AON	4,050	170
Apartment Investment & Management, Cl A †	8,615	191
Arthur J. Gallagher	2,600	68
Assurant	79,100	2,832
AvalonBay Communities †	1,900	217
Bank of America	432,420	2,646
Bank of Hawaii	3,716	135
Bank of Montreal	1,470	82
Bank of New York Mellon	71,470	1,328
BB&T (A)	11,249	240
Berkshire Hathaway, Cl B* (A)	94,570	6,718
BlackRock	4,750	703
Boston Properties †	1,600	143
Brandywine Realty Trust †	131,500	1,053
BRE Properties, Cl A †	2,200	93
Camden Property Trust †	2,200	122
Capital One Financial (A)	181,999	7,213
CB Richard Ellis Group, Cl A*	2,800	38
CBL & Associates Properties †	51,300	583
Charles Schwab (A)	407,510	4,592
Chubb	101,164	6,069
Cincinnati Financial (A)	3,700	97
CIT Group*	5,100	155
Citigroup	314,295	8,052
CME Group	22,269	5,487
Comerica	71,526	1,643
Commerce Bancshares	37,205	1,293
CommonWealth †	20,801	395
Digital Realty Trust † (A)	1,300	72
Discover Financial Services	264,657	6,071
Duke Realty †	21,100	221
E*Trade Financial*	7,000	64
Equity Residential †	4,687	243
Erie Indemnity, Cl A	1,400	100
Everest Re Group	15,600	1,238
Federal Realty Investment Trust †	800	66
Fidelity National Financial, Cl A	5,399	82
Fifth Third Bancorp	280,147	2,830
First American Financial	2,100	27
First Citizens BancShares, Cl A	600	86
First Horizon National (A)	15,961	95
First Niagara Financial Group	4,000	36
Forest City Enterprises, Cl A* (A)	9,800	105
Franklin Resources	19,450	1,860
Goldman Sachs Group	26,579	2,513
Hanover Insurance Group	4,297	153
Hartford Financial Services Group	135,344	2,184
HCC Insurance Holdings	1,500	41
Highwoods Properties † (A)	750	21
Hospitality Properties Trust †	66,700	1,416
Host Hotels & Resorts †	19,688	215
Howard Hughes*	295	12
Huntington Bancshares	617,385	2,964
IntercontinentalExchange* (A)	41,891	4,954
Invesco	6,000	93

Description	Shares	Market Value ($ Thousands)

Jefferies Group	7,900	$98
Jones Lang LaSalle	21,700	1,124
JPMorgan Chase	644,177	19,403
Kemper	4,900	117
Keycorp	568,141	3,369
Kimco Realty †	3,600	54
Legg Mason	2,100	54
Liberty Property Trust † (A)	1,900	55
Lincoln National	111,010	1,735
Loews	3,100	107
M&T Bank	2,969	208
Macerich †	5,647	241
Mack-Cali Realty †	2,700	72
Maiden Holdings	12,500	92
Marsh & McLennan	9,266	246
Mercury General	1,700	65
MetLife	37,870	1,061
Moody’s (A)	3,838	117
Morgan Stanley	97,900	1,322
New York Community Bancorp	3,600	43
Northern Trust	2,850	100
NYSE Euronext	4,300	100
Old Republic International	5,100	45
People’s United Financial	4,725	54
Plum Creek Timber †	2,090	72
PNC Financial Services Group	142,069	6,846
Popular*	436,821	655
Principal Financial Group	8,000	181
Progressive	10,982	195
ProLogis †	5,906	143
Protective Life	6,700	105
Prudential Financial	71,100	3,332
Public Storage † (A)	4,106	457
Raymond James Financial (A)	47,025	1,221
Rayonier †	6,900	254
Regions Financial	365,506	1,217
Reinsurance Group of America, Cl A	21,100	970
Simon Property Group †	7,748	852
SLM	7,400	92
StanCorp Financial Group (A)	1,500	41
State Street	52,912	1,702
SunTrust Banks	27,800	499
SVB Financial Group*	1,550	57
T. Rowe Price Group	5,500	263
TD Ameritrade Holding	4,350	64
TFS Financial* (A)	6,058	49
Transatlantic Holdings	1,400	68
Travelers	120,867	5,890
Unum Group	153,968	3,227
US Bancorp	133,779	3,149
Validus Holdings	30,600	763
Ventas † (A)	3,400	168
Vornado Realty Trust †	5,348	399
Waddell & Reed Financial, Cl A	2,800	70
Walter Investment Management	876	20
Washington Federal	3,900	50
Weingarten Realty Investors † (A)	4,600	97

3	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Wells Fargo	611,901	$14,759
WesBanco	4,600	80
Weyerhaeuser †	9,119	142
XL Group, Cl A	12,400	233

		175,433

Health Care — 13.0%
Abbott Laboratories	92,543	4,732
Aetna	133,200	4,842
Agilent Technologies*	5,250	164
Alere*	1,700	33
Allergan	144,706	11,921
AmerisourceBergen (A)	70,652	2,633
Amgen	275,324	15,129
Amylin Pharmaceuticals* (A)	6,365	59
Baxter International	13,350	749
Becton Dickinson	7,100	521
Biogen Idec*	12,525	1,167
Boston Scientific*	36,600	216
Bristol-Myers Squibb	50,442	1,583
Bruker BioSciences*	8,200	111
C.R. Bard	3,700	324
Cardinal Health	42,500	1,780
CareFusion*	4,200	101
Celgene*	118,659	7,347
Cerner*	2,200	151
Charles River Laboratories International*	1,600	46
Chemed	4,126	227
Cigna	34,340	1,440
Community Health Systems*	1,600	27
Computer Programs & Systems	2,600	172
Cooper	2,100	166
Covance* (A)	122,721	5,578
Coventry Health Care*	52,700	1,518
Covidien	80,422	3,547
Cyberonics*	2,300	65
DaVita*	67,031	4,201
Dentsply International	1,003	31
Edwards Lifesciences*	1,400	100
Eli Lilly	107,461	3,973
Endo Pharmaceuticals Holdings*	43,600	1,220
Express Scripts* (A)	182,185	6,754
Forest Laboratories*	60,900	1,875
Gilead Sciences*	70,497	2,735
Health Net*	88,111	2,089
Henry Schein*	1,000	62
Hill-Rom Holdings	7,800	234
Hologic*	10,100	154
Hospira*	3,100	115
Humana	60,840	4,425
Idexx Laboratories* (A)	72,970	5,033
Illumina* (A)	57,255	2,343
Intuitive Surgical*	19,439	7,081
Invacare	9,200	212
Jazz Pharmaceuticals* (A)	3,000	124
Johnson & Johnson	278,618	17,751
Laboratory Corp of America Holdings*	1,250	99
Life Technologies*	17,591	676

Description	Shares	Market Value ($ Thousands)

McKesson	18,792	$1,366
Medco Health Solutions*	38,293	1,796
Mednax*	1,500	94
Medtronic	61,427	2,042
Merck	400,535	13,101
Mettler Toledo International*	2,150	301
Mylan Laboratories*	7,475	127
Novo Nordisk ADR (A)	31,800	3,165
Omnicare (A)	35,998	915
Par Pharmaceutical*	4,700	125
Patterson	2,100	60
PerkinElmer	21,850	420
Perrigo (A)	31,600	3,069
Pfizer	954,300	16,872
Pharmaceutical Product Development	2,000	51
Quest Diagnostics	1,304	64
St. Jude Medical	10,300	373
Stryker	4,191	197
SXC Health Solutions*	5,000	278
Techne	817	56
Tenet Healthcare*	9,200	38
Thermo Fisher Scientific*	20,191	1,022
Transcend Services*	800	18
UnitedHealth Group	224,892	10,372
Valeant Pharmaceuticals International	1,780	66
Varian Medical Systems*	1,641	86
Vertex Pharmaceuticals* (A)	1,507	67
Warner Chilcott, Cl A*	31,800	455
Waters*	37,044	2,796
Watson Pharmaceuticals*	2,900	198
WellPoint	98,900	6,456
Zimmer Holdings*	22,868	1,223

		194,905

Industrials — 8.7%
3M	28,366	2,036
ABB ADR	232,186	3,966
AGCO*	24,100	833
Alaska Air Group*	14,400	811
Alexander & Baldwin	2,500	91
Ametek	8,400	277
Armstrong World Industries (A)	4,700	162
Babcock & Wilcox*	1,536	30
Boeing	20,394	1,234
C.H. Robinson Worldwide	2,502	171
Carlisle	1,500	48
Caterpillar	32,319	2,386
Chicago Bridge & Iron	4,600	132
Cintas (A)	5,163	145
CNH Global*	1,600	42
Con-way	3,100	68
Cooper Industries, Cl A	5,300	244
Copart*	14,607	571
Crane	850	30
CSX	97,838	1,827
Cummins	18,415	1,504
Danaher (A)	141,955	5,954
Deere	10,864	701
Delta Air Lines*	8,100	61
Donaldson	1,900	104

4	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Dover	15,100	$704
Dun & Bradstreet	3,054	187
DXP Enterprises*	1,700	32
Eaton	22,358	794
Emerson Electric	20,734	857
Equifax	2,500	77
Expeditors International of Washington	72,400	2,936
Fastenal (A)	5,600	186
FedEx	22,413	1,517
Flowserve	2,004	148
Fluor	133,421	6,211
Gardner Denver	22,900	1,455
GATX	1,600	50
General Dynamics	44,994	2,560
General Electric	1,040,296	15,854
Goodrich	4,976	600
Graco	1,400	48
Harsco	7,572	147
Hertz Global Holdings*	4,200	37
Honeywell International	55,614	2,442
Hubbell, Cl B	500	25
Huntington Ingalls Industries* (A)	6,935	169
Illinois Tool Works	3,529	147
Ingersoll-Rand	3,300	93
Iron Mountain	3,625	115
ITT	11,200	470
John Bean Technologies	216	3
Joy Global	2,600	162
KBR	108,429	2,562
Kennametal	15,000	491
L-3 Communications Holdings	53,800	3,334
Lockheed Martin (A)	60,603	4,402
Manitowoc	4,100	27
Manpower	1,700	57
Masco (A)	7,600	54
MSC Industrial Direct, Cl A	2,000	113
Navistar International*	900	29
Norfolk Southern	25,796	1,574
Northrop Grumman	91,178	4,756
Oshkosh Truck*	24,685	388
Owens Corning*	4,679	101
PACCAR	11,934	404
Pall	2,322	98
Parker Hannifin	49,986	3,156
Pentair	2,400	77
Precision Castparts	74,974	11,655
Quanta Services*	22,700	426
Raytheon	130,624	5,339
Republic Services	57,345	1,609
Robert Half International	9,456	201
Rockwell Automation	3,000	168
Rockwell Collins (A)	3,450	182
Roper Industries	75,999	5,237
RR Donnelley & Sons	47,546	671
Ryder System	18,500	694
Shaw Group*	1,550	34
Skywest	821	9
Southwest Airlines	10,586	85
Spirit Aerosystems Holdings, Cl A*	2,400	38

Description	Shares	Market Value ($ Thousands)

Stanley Black & Decker	4,250	$209
Stericycle*	85,796	6,926
Textron (A)	5,200	92
Timken	49,531	1,626
Trimas*	2,600	39
Trinity Industries	5,700	122
Tyco International	54,712	2,230
Union Pacific	64,256	5,248
United Continental Holdings* (A)	13,151	255
United Parcel Service, Cl B	8,211	519
United Technologies	55,494	3,905
URS*	5,515	163
Waste Management	3,618	118
WW Grainger (A)	762	114

		130,991

Information Technology — 22.3%
Accenture, Cl A	126,866	6,683
Activision Blizzard	56,068	667
Adobe Systems*	362,339	8,758
Advanced Micro Devices* (A)	7,200	36
Advent Software* (A)	2,756	57
Akamai Technologies*	3,000	60
Alliance Data Systems* (A)	1,100	102
Altera	42,400	1,337
Amdocs*	38,900	1,055
Amphenol, Cl A	112,312	4,579
Analog Devices	2,100	66
Ansys*	97,902	4,801
Apple*	126,936	48,385
Applied Materials	185,583	1,921
Arrow Electronics*	5,000	139
Autodesk*	165,871	4,608
Automatic Data Processing	1,100	52
Avnet*	46,600	1,215
BMC Software*	6,848	264
Broadcom, Cl A	106,636	3,550
Broadridge Financial Solutions	7,069	142
CA	92,897	1,803
Cadence Design Systems*	11,100	102
Cisco Systems	647,869	10,036
Citrix Systems*	137,048	7,473
Cognizant Technology Solutions, Cl A*	89,580	5,617
Computer Sciences	21,400	575
Convergys* (A)	30,269	284
CoreLogic*	12,244	131
Corning	124,854	1,543
Dell*	87,488	1,238
Dolby Laboratories, Cl A*	1,235	34
DST Systems	19,031	834
eBay*	23,211	684
EchoStar, Cl A*	3,100	70
EMC*	336,335	7,060
Equinix*	800	71
F5 Networks*	10,800	767
Factset Research Systems (A)	2,609	232
Fidelity National Information Services	44,709	1,087
Fiserv*	1,300	66

5	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Flir Systems	1,900	$48
Genpact*	247,061	3,555
Global Payments	2,000	81
Google, Cl A*	52,993	27,259
Harris (A)	30,100	1,029
Hewlett-Packard	201,707	4,528
IAC*	1,076	43
Ingram Micro, Cl A*	39,100	631
Intel	1,079,376	23,023
Interactive Intelligence Group*	3,600	98
International Business Machines	64,371	11,267
International Rectifier*	3,500	65
Intuit	125,037	5,932
IPG Photonics*	1,600	69
JDS Uniphase*	3,700	37
Juniper Networks*	183,234	3,163
Kla-Tencor	1,400	54
Lam Research*	13,700	520
Lender Processing Services	1,632	22
Lexmark International, Cl A*	27,400	741
Liquidity Services*	800	26
LSI Logic*	204,900	1,061
Marvell Technology Group*	82,020	1,192
Mastercard, Cl A	54,569	17,307
Maxim Integrated Products	4,600	107
Microchip Technology (A)	94,234	2,932
Micron Technology* (A)	128,900	650
Microsoft	571,607	14,227
Monster Worldwide*	3,200	23
Motorola Solutions	22,681	950
National Instruments	175,818	4,019
NetApp*	181,969	6,176
Nuance Communications* (A)	30,000	611
Nvidia*	12,250	153
Oracle	614,753	17,668
Polycom*	93,328	1,714
QLogic*	4,200	53
Qualcomm	428,623	20,844
Rackspace Hosting*	1,378	47
Rambus* (A)	5,000	70
Red Hat*	20,846	881
Rovi* (A)	3,923	169
Salesforce.com* (A)	37,251	4,257
SanDisk*	13,942	562
Seagate Technology	88,600	911
Sina* (A)	5,956	427
Symantec*	138,135	2,252
TE Connectivity	12,900	363
Tech Data*	22,300	964
Teradata*	69,942	3,744
Teradyne* (A)	9,800	108
Texas Instruments	12,500	333
Total System Services	3,100	52
VeriFone Holdings*	22,000	770
VeriSign (A)	163,454	4,676
Visa, Cl A (A)	104,451	8,954
Vishay Intertechnology*	81,300	680
VistaPrint* (A)	1,200	32
VMware, Cl A*	2,000	161
WebMD Health, Cl A*	1,796	54

Description	Shares	Market Value ($ Thousands)

Western Digital*	49,018	$1,261
Xerox	164,628	1,148
Xilinx (A)	2,300	63
Yahoo!*	14,850	195
Zebra Technologies, Cl A*	2,400	74

		333,270

Materials — 2.6%
Air Products & Chemicals	24,350	1,860
AK Steel Holding (A)	2,313	15
Alcoa	14,234	136
Allegheny Technologies	18,266	676
Alpha Natural Resources*	617	11
Ashland	13,224	584
Ball	19,600	608
Bemis	2,400	70
Cabot	28,400	704
Celanese, Ser A	11,100	361
Cliffs Natural Resources	1,800	92
Domtar	14,000	954
Dow Chemical	93,360	2,097
E.I. Du Pont de Nemours	15,316	612
Eagle Materials	753	13
Eastman Chemical	36,400	2,494
Ecolab (A)	2,400	117
Freeport-McMoRan Copper & Gold, Cl B	209,715	6,386
Greif, Cl A	1,500	64
Huntsman	80,908	782
International Flavors & Fragrances	1,400	79
International Paper	86,200	2,004
Martin Marietta Materials (A)	550	35
MeadWestvaco	7,400	182
Monsanto	96,669	5,804
Mosaic	3,687	181
Nalco Holding	1,855	65
Newmont Mining	4,000	252
Nucor (A)	18,800	595
OM Group*	2,300	60
Owens-Illinois*	21,200	321
PPG Industries	18,100	1,279
Praxair	16,900	1,580
Reliance Steel & Aluminum	4,700	160
Rock-Tenn, Cl A	13,000	633
Rockwood Holdings*	11,500	387
RPM International	1,500	28
Sealed Air	6,700	112
Sherwin-Williams (A)	1,700	126
Sigma-Aldrich	24,520	1,515
Sonoco Products	1,500	42
Steel Dynamics	109,700	1,088
Syngenta ADR (A)	57,700	2,993
United States Steel (A)	1,568	34
Vulcan Materials (A)	1,097	30
Walter Energy	526	31
Westlake Chemical (A)	1,800	62

		38,314

Telecommunication Services — 3.6%
American Tower, Cl A*	122,591	6,595
AT&T	815,594	23,261
CenturyTel	13,815	457

6	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Crown Castle International*	145,289	$5,909
MetroPCS Communications*	3,342	29
NII Holdings*	2,900	78
SBA Communications, Cl A*	2,100	73
Sprint Nextel*	40,020	122
Telephone & Data Systems, Cl L	1,300	26
Telephone & Data Systems	1,900	40
US Cellular*	1,976	78
Verizon Communications (A)	466,738	17,176
Windstream (A)	19,223	224

		54,068

Utilities — 3.2%
AES*	8,780	86
Alliant Energy	35,200	1,361
Ameren	95,300	2,837
American Electric Power	224,436	8,533
American Water Works	12,600	380
Centerpoint Energy	4,900	96
CMS Energy	63,700	1,261
Consolidated Edison	3,191	182
Constellation Energy Group	38,947	1,482
Dominion Resources	10,166	516
DTE Energy	32,800	1,608
Duke Energy	20,661	413
Dynegy, Cl A* (A)	1,360	6
Edison International	99,700	3,813
Entergy	85,669	5,679
Exelon (A)	105,076	4,477
FirstEnergy	3,953	177
GenOn Energy*	10,318	29
Great Plains Energy	3,500	68
Hawaiian Electric Industries (A)	3,200	78
MDU Resources Group	2,200	42
National Fuel Gas	1,300	63
NextEra Energy	4,538	245
NiSource (A)	12,500	267
NRG Energy*	45,500	965
NSTAR	7,000	314
NV Energy	36,000	530
OGE Energy	2,612	125
Oneok	4,000	264
PG&E	8,566	362
PPL	4,200	120
Progress Energy	5,500	284
Public Service Enterprise Group	134,900	4,502
Questar	42,200	747
Sempra Energy	71,747	3,695
Southern	7,164	304
Southern Union	2,900	118
UGI	38,700	1,017
Wisconsin Energy	2,000	63
Xcel Energy	8,453	209

		47,318

Total Common Stock (Cost $1,455,932) ($ Thousands)		1,481,638

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 7.9%
SEI Liquidity Fund, L.P.
0.130%**††(B)	122,520,224	$118,529

Total Affiliated Partnership (Cost $122,520) ($ Thousands)		118,529

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	19,398,403	19,398

Total Cash Equivalent (Cost $19,398) ($ Thousands)		19,398

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
U.S. Treasury Bills
0.062%, 12/15/11	$3,314	3,314

Total U.S. Treasury Obligation (Cost $3,314) ($ Thousands)		3,314

Total Investments — 108.4% (Cost $1,601,164) ($ Thousands)		$1,622,879

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index
E-MINI	255	Dec-2011	$(641)
S&P Mid 400 Index
E-MINI	29	Dec-2011	(186)

			$(827)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,496,696 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 was $116,488 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of September 30, 2011 was $118,529 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

Ser — Series

7	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2011

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,481,638	$—	$—	$1,481,638
Affiliated Partnership	—	118,529	—	118,529
Cash Equivalent	19,398	—	—	19,398
U.S. Treasury Obligation	—	3,314	—	3,314

Total Investments in Securities	$1,501,036	$121,843	$—	$1,622,879

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(827)	$—	$—	$(827)

Total Other Financial Instruments	$(827)	$—	$—	$(827)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

8	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

S & P 500 Index Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1%

Consumer Discretionary — 10.3%
Abercrombie & Fitch, Cl A	12,400	$763
Amazon.com* (A)	49,600	10,725
Apollo Group, Cl A*	17,603	697
Autonation* (A)	8,226	270
Autozone*	4,094	1,307
Bed Bath & Beyond*	33,433	1,916
Best Buy (A)	39,641	924
Big Lots*	9,513	331
Cablevision Systems, Cl A	30,200	475
Carmax* (A)	29,700	708
Carnival (A)	61,384	1,860
CBS, Cl B	89,601	1,826
Chipotle Mexican Grill, Cl A* (A)	4,200	1,272
Coach	39,310	2,037
Comcast, Cl A	375,822	7,855
Darden Restaurants (A)	19,113	817
DeVry	7,200	266
DIRECTV, Cl A*	101,300	4,280
Discovery Communications, Cl A* (A)	37,600	1,414
DR Horton	35,449	321
Expedia (A)	27,500	708
Family Dollar Stores	16,822	856
Ford Motor*	520,680	5,035
Fortune Brands	19,119	1,034
GameStop, Cl A* (A)	16,400	379
Gannett (A)	26,647	254
Gap (A)	52,131	847
Genuine Parts	22,036	1,119
Goodyear Tire & Rubber*	32,993	333
H&R Block (A)	44,204	589
Harley-Davidson	33,208	1,140
Harman International Industries	9,800	280
Hasbro (A)	17,191	560
Home Depot	210,996	6,935
International Game Technology	43,056	626
Interpublic Group (A)	66,101	476
J.C. Penney (A)	18,980	508
Johnson Controls	90,557	2,388
Kohl’s	37,847	1,858
Leggett & Platt	18,054	357
Lennar, Cl A (A)	18,807	255
Limited Brands (A)	34,227	1,318
Lowe’s	173,436	3,354
Macy’s	55,564	1,463
Marriott International, Cl A (A)	37,552	1,023
Mattel	47,118	1,220
McDonald’s	140,770	12,362
McGraw-Hill	41,121	1,686
NetFlix* (A)	7,000	792
Newell Rubbermaid	36,747	436
News, Cl A	313,233	4,846
Nike, Cl B	52,094	4,455
Nordstrom	22,902	1,046
Omnicom Group (A)	38,004	1,400
O’Reilly Automotive*	18,700	1,246

Description	Shares	Market Value ($ Thousands)

priceline.com* (A)	6,880	$3,093
Pulte Homes*	42,482	168
Ralph Lauren, Cl A	9,100	1,180
Ross Stores	16,234	1,278
Scripps Networks Interactive, Cl A	12,300	457
Sears Holdings* (A)	4,765	274
Snap-on	8,153	362
Staples	92,214	1,227
Starbucks	99,758	3,720
Starwood Hotels & Resorts Worldwide	26,635	1,034
Target	91,519	4,488
Tiffany	16,573	1,008
Time Warner (A)	142,312	4,265
Time Warner Cable, Cl A	44,883	2,813
TJX (A)	51,567	2,860
Urban Outfitters*	15,700	350
VF (A)	12,114	1,472
Viacom, Cl B	77,901	3,018
Walt Disney (A)	253,727	7,652
Washington Post, Cl B (A)	655	214
Whirlpool	10,205	509
Wyndham Worldwide	20,802	593
Wynn Resorts	10,600	1,220
Yum! Brands	62,070	3,066

		149,569

Consumer Staples — 11.2%
Altria Group	283,256	7,594
Archer-Daniels-Midland	91,166	2,262
Avon Products	58,351	1,143
Brown-Forman, Cl B	14,095	989
Campbell Soup (A)	25,575	828
Clorox	16,842	1,117
Coca-Cola	312,953	21,143
Coca-Cola Enterprises	44,217	1,100
Colgate-Palmolive	66,593	5,906
ConAgra Foods	55,352	1,341
Constellation Brands, Cl A*	27,100	488
Costco Wholesale	60,018	4,929
CVS Caremark	184,035	6,180
Dean Foods*	19,500	173
Dr Pepper Snapple Group	30,200	1,171
Estee Lauder, Cl A	15,400	1,353
General Mills	88,882	3,419
Hershey	21,612	1,280
HJ Heinz (A)	44,349	2,239
Hormel Foods	19,400	524
JM Smucker	15,848	1,155
Kellogg	33,767	1,796
Kimberly-Clark	53,799	3,820
Kraft Foods, Cl A	241,398	8,106
Kroger	83,959	1,844
Lorillard	19,276	2,134
McCormick	17,861	825
Mead Johnson Nutrition, Cl A	27,434	1,888
Molson Coors Brewing, Cl B	21,046	834
PepsiCo	215,985	13,369
Philip Morris International	239,565	14,944
Procter & Gamble	374,501	23,661
Reynolds American (A)	45,580	1,708

1	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

S & P 500 Index Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Safeway (A)	44,046	$732
Sara Lee	76,687	1,254
SUPERVALU (A)	26,797	178
SYSCO	78,220	2,026
Tyson Foods, Cl A	40,490	703
Walgreen	121,744	4,004
Wal-Mart Stores (A)	239,944	12,453
Whole Foods Market (A)	22,000	1,437

		164,050

Energy — 11.1%
Anadarko Petroleum	68,280	4,305
Apache (A)	52,700	4,229
Baker Hughes	57,949	2,675
Cabot Oil & Gas	13,600	842
Cameron International*	33,000	1,371
Chesapeake Energy (A)	87,800	2,243
Chevron	272,978	25,256
ConocoPhillips (A)	187,443	11,869
Consol Energy	30,700	1,042
Denbury Resources* (A)	53,300	613
Devon Energy	56,313	3,122
Diamond Offshore Drilling (A)	9,600	525
El Paso	103,294	1,805
EOG Resources (A)	35,744	2,538
EQT	21,000	1,120
Exxon Mobil	662,198	48,095
FMC Technologies* (A)	33,600	1,263
Halliburton	126,279	3,854
Helmerich & Payne	14,300	581
Hess	40,475	2,123
Marathon Oil	95,256	2,056
Marathon Petroleum	47,978	1,298
Murphy Oil	26,263	1,160
Nabors Industries*	37,878	464
National Oilwell Varco	58,368	2,990
Newfield Exploration*	16,900	671
Noble (A)	34,300	1,007
Noble Energy (A)	24,500	1,735
Occidental Petroleum	111,059	7,941
Peabody Energy	35,000	1,186
Pioneer Natural Resources (A)	15,900	1,046
QEP Resources	23,300	631
Range Resources (A)	22,500	1,315
Rowan* (A)	17,497	528
Schlumberger	184,243	11,005
Southwestern Energy*	48,400	1,613
Spectra Energy (A)	87,061	2,136
Sunoco	15,257	473
Tesoro*	20,600	401
Valero Energy	76,808	1,366
Williams	78,865	1,919

		162,412

Financials — 13.1%
ACE	45,000	2,727
Aflac	62,608	2,188
Allstate	67,659	1,603
American Express	142,115	6,381
American International Group*	61,008	1,339
Ameriprise Financial	32,784	1,290
AON	44,329	1,861

Description	Shares	Market Value ($ Thousands)

Apartment Investment & Management, Cl A †	13,539	$300
Assurant	11,700	419
AvalonBay Communities †	13,108	1,495
Bank of America	1,384,828	8,475
Bank of New York Mellon (A)	165,386	3,075
BB&T	93,497	1,994
Berkshire Hathaway, Cl B* (A)	239,847	17,039
BlackRock	13,900	2,057
Boston Properties † (A)	19,500	1,737
Capital One Financial (A)	61,362	2,432
CB Richard Ellis Group, Cl A*	46,700	629
Charles Schwab (A)	149,727	1,687
Chubb	39,156	2,349
Cincinnati Financial (A)	22,079	581
Citigroup	398,408	10,207
CME Group	9,207	2,269
Comerica	25,383	583
Discover Financial Services	73,330	1,682
E*Trade Financial*	29,443	268
Equity Residential †	39,440	2,046
Federated Investors, Cl B (A)	13,345	234
Fifth Third Bancorp	124,611	1,259
First Horizon National (A)	36,636	218
Franklin Resources	20,215	1,933
Genworth Financial, Cl A*	64,600	371
Goldman Sachs Group	69,156	6,539
Hartford Financial Services Group	60,786	981
HCP †	54,500	1,911
Health Care † (A)	24,900	1,165
Host Hotels & Resorts † (A)	99,248	1,086
Hudson City Bancorp	69,400	393
Huntington Bancshares	114,475	549
IntercontinentalExchange* (A)	10,000	1,183
Invesco	63,100	979
Janus Capital Group	23,477	141
JPMorgan Chase	531,757	16,016
Keycorp	135,483	803
Kimco Realty † (A)	54,200	815
Legg Mason (A)	20,500	527
Leucadia National	26,700	606
Lincoln National	41,598	650
Loews	41,949	1,449
M&T Bank (A)	17,061	1,193
Marsh & McLennan	73,450	1,949
MetLife	145,126	4,065
Moody’s (A)	28,508	868
Morgan Stanley	198,061	2,674
NASDAQ OMX Group*	20,700	479
Northern Trust	32,905	1,151
NYSE Euronext	34,600	804
People’s United Financial	47,500	541
Plum Creek Timber † (A)	21,735	754
PNC Financial Services Group	72,375	3,488
Principal Financial Group	43,948	996
Progressive	88,868	1,578
ProLogis †	61,200	1,484
Prudential Financial	65,066	3,049
Public Storage † (A)	18,728	2,085
Regions Financial	166,663	555
Simon Property Group †	40,302	4,432

2	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

S & P 500 Index Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

SLM	65,843	$820
State Street	69,691	2,241
SunTrust Banks	74,996	1,346
T. Rowe Price Group (A)	34,908	1,668
Torchmark	13,957	487
Travelers	55,952	2,727
Unum Group	42,252	886
US Bancorp	262,906	6,189
Ventas † (A)	39,932	1,973
Vornado Realty Trust †	24,473	1,826
Wells Fargo	719,963	17,366
Weyerhaeuser †	70,040	1,089
XL Group, Cl A	45,105	848
Zions Bancorporation (A)	23,960	337

		190,469

Health Care — 11.7%
Abbott Laboratories	212,546	10,870
Aetna	51,002	1,854
Agilent Technologies*	46,906	1,466
Allergan	42,266	3,482
AmerisourceBergen	36,992	1,379
Amgen	126,418	6,947
Baxter International	77,938	4,375
Becton Dickinson	29,262	2,145
Biogen Idec*	33,400	3,111
Boston Scientific*	206,912	1,223
Bristol-Myers Squibb (A)	233,275	7,320
C.R. Bard	12,188	1,067
Cardinal Health	47,155	1,975
CareFusion*	29,177	699
Celgene*	61,600	3,814
Cephalon*	10,200	823
Cerner* (A)	19,000	1,302
Cigna	35,271	1,479
Coventry Health Care*	21,413	617
Covidien	66,000	2,911
DaVita*	11,700	733
Dentsply International (A)	17,000	522
Edwards Lifesciences*	16,200	1,155
Eli Lilly	139,630	5,162
Express Scripts*	65,104	2,413
Forest Laboratories*	37,563	1,157
Gilead Sciences*	104,672	4,061
Hospira*	22,004	814
Humana	21,897	1,593
Intuitive Surgical*	5,320	1,938
Johnson & Johnson	373,482	23,794
Laboratory Corp of America Holdings*	13,663	1,080
Life Technologies*	25,443	978
McKesson	33,669	2,448
Medco Health Solutions*	53,316	2,500
Medtronic	142,017	4,721
Merck	420,344	13,749
Mylan Laboratories*	57,411	976
Patterson	13,700	392
PerkinElmer	12,940	248
Pfizer	1,063,776	18,808
Quest Diagnostics	21,524	1,062
St. Jude Medical	45,856	1,659
Stryker (A)	44,742	2,109

Description	Shares	Market Value ($ Thousands)

Tenet Healthcare*	66,076	$273
Thermo Fisher Scientific*	51,143	2,590
UnitedHealth Group	147,247	6,791
Varian Medical Systems*	16,600	866
Waters*	12,897	974
Watson Pharmaceuticals* (A)	16,671	1,138
WellPoint	48,998	3,199
Zimmer Holdings*	25,955	1,388

		170,150

Industrials — 9.8%
3M	97,082	6,969
Avery Dennison	12,615	316
Boeing	101,432	6,138
C.H. Robinson Worldwide (A)	22,000	1,506
Caterpillar	88,397	6,527
Cintas (A)	14,807	417
CSX	147,050	2,745
Cummins	26,240	2,143
Danaher	78,296	3,284
Deere (A)	55,802	3,603
Dover	25,237	1,176
Dun & Bradstreet	6,900	423
Eaton (A)	47,438	1,684
Emerson Electric	99,906	4,127
Equifax	17,225	529
Expeditors International of Washington	29,700	1,204
Fastenal (A)	40,000	1,331
FedEx (A)	43,705	2,958
Flowserve	7,600	562
Fluor	22,444	1,045
General Dynamics	49,626	2,823
General Electric	1,444,874	22,020
Goodrich	16,920	2,042
Honeywell International	107,255	4,710
Illinois Tool Works (A)	66,724	2,776
Ingersoll-Rand	44,800	1,258
ITT	24,200	1,016
Jacobs Engineering Group* (A)	16,800	542
Joy Global	14,300	892
L-3 Communications Holdings	13,223	819
Lockheed Martin (A)	37,994	2,760
Masco	48,568	346
Norfolk Southern	47,126	2,876
Northrop Grumman (A)	37,319	1,947
PACCAR (A)	50,791	1,718
Pall	16,695	708
Parker Hannifin	21,871	1,381
Pitney Bowes (A)	25,675	483
Precision Castparts	19,200	2,985
Quanta Services*	29,300	551
Raytheon	48,968	2,001
Republic Services	41,183	1,155
Robert Half International	19,927	423
Rockwell Automation	19,626	1,099
Rockwell Collins (A)	21,578	1,138
Roper Industries	12,500	862
RR Donnelley & Sons	21,011	297
Ryder System	5,854	220
Southwest Airlines	113,549	913

3	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

S & P 500 Index Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Stanley Black & Decker	21,735	$1,067
Stericycle* (A)	11,400	920
Textron (A)	36,898	651
Tyco International	62,700	2,555
Union Pacific	66,894	5,463
United Parcel Service, Cl B	134,011	8,463
United Technologies	124,132	8,734
Waste Management (A)	63,728	2,075
WW Grainger (A)	7,865	1,176

		142,552

Information Technology — 18.8%
Accenture, Cl A	88,400	4,657
Adobe Systems*	67,936	1,642
Advanced Micro Devices* (A)	77,663	394
Akamai Technologies*	23,900	475
Altera	45,151	1,424
Amphenol, Cl A	22,900	934
Analog Devices	40,599	1,269
Apple*	126,231	48,117
Applied Materials	182,650	1,890
Autodesk* (A)	30,217	839
Automatic Data Processing	66,650	3,142
BMC Software*	24,749	954
Broadcom, Cl A	63,936	2,128
CA	51,827	1,006
Cisco Systems	750,804	11,630
Citrix Systems*	25,442	1,387
Cognizant Technology Solutions, Cl A*	40,700	2,552
Computer Sciences	20,433	549
Compuware*	23,975	184
Corning	209,378	2,588
Dell*	213,474	3,021
eBay*	157,232	4,637
Electronic Arts*	44,378	908
EMC*	282,740	5,935
F5 Networks*	10,200	725
Fidelity National Information Services	35,065	853
First Solar* (A)	7,140	451
Fiserv*	19,980	1,014
Flir Systems	21,700	543
Google, Cl A*	34,391	17,690
Harris (A)	17,400	595
Hewlett-Packard	283,765	6,370
Intel	716,215	15,277
International Business Machines	162,737	28,484
Intuit	40,386	1,916
Iron Mountain (A)	27,600	873
Jabil Circuit	27,979	498
JDS Uniphase*	30,156	301
Juniper Networks*	74,500	1,286
Kla-Tencor	22,571	864
Lexmark International, Cl A* (A)	10,039	271
Linear Technology	29,894	827
LSI Logic*	74,346	385
Mastercard, Cl A	14,600	4,630
MEMC Electronic Materials* (A)	22,700	119

Description	Shares	Market Value ($ Thousands)

Microchip Technology (A)	24,700	$768
Micron Technology* (A)	142,769	720
Microsoft	1,016,193	25,293
Molex (A)	19,060	388
Monster Worldwide*	18,234	131
Motorola Mobility Holdings*	37,188	1,405
Motorola Solutions	40,129	1,681
NetApp*	51,176	1,737
Novellus Systems* (A)	9,127	249
Nvidia*	84,948	1,062
Oracle	538,888	15,488
Paychex (A)	42,456	1,120
Qualcomm	229,332	11,152
Red Hat*	24,900	1,052
SAIC*	32,944	389
Salesforce.com* (A)	18,000	2,057
SanDisk*	32,400	1,307
Symantec*	101,747	1,659
Tellabs	40,599	174
Teradata*	22,968	1,229
Teradyne* (A)	20,807	229
Texas Instruments	158,549	4,225
Total System Services	19,780	335
VeriSign	23,900	684
Visa, Cl A (A)	70,072	6,007
Western Digital*	30,400	782
Western Union	85,712	1,310
Xerox	189,206	1,319
Xilinx (A)	34,509	947
Yahoo!*	174,438	2,295

		273,428

Materials — 3.2%
Air Products & Chemicals	28,326	2,163
Airgas	8,400	536
AK Steel Holding (A)	11,600	76
Alcoa	148,435	1,421
Allegheny Technologies	13,359	494
Alpha Natural Resources*	28,700	508
Ball	20,482	635
Bemis (A)	13,290	390
CF Industries Holdings	9,590	1,183
Cliffs Natural Resources	19,511	998
Dow Chemical	162,275	3,645
E.I. Du Pont de Nemours	127,735	5,106
Eastman Chemical	8,608	590
Ecolab (A)	31,230	1,527
FMC	9,700	671
Freeport-McMoRan Copper & Gold, Cl B	130,136	3,963
International Flavors & Fragrances	10,894	612
International Paper	57,070	1,327
MeadWestvaco	24,615	605
Monsanto	73,348	4,404
Mosaic	36,700	1,797
Newmont Mining	67,808	4,265
Nucor (A)	40,982	1,297
Owens-Illinois*	23,300	352
PPG Industries	21,345	1,508
Praxair	40,499	3,786
Sealed Air	21,928	366

4	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

S & P 500 Index Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Sherwin-Williams (A)	12,516	$930
Sigma-Aldrich	16,136	997
Titanium Metals (A)	9,500	142
United States Steel (A)	17,026	375
Vulcan Materials (A)	17,249	475

		47,144

Telecommunication Services — 3.1%
American Tower, Cl A*	53,000	2,852
AT&T	807,740	23,037
CenturyTel	82,057	2,717
Frontier Communications (A)	130,925	800
MetroPCS Communications*	36,200	315
Sprint Nextel*	387,522	1,178
Verizon Communications	386,198	14,212
Windstream (A)	64,746	755

		45,866

Utilities — 3.8%
AES*	92,990	907
Ameren	31,844	948
American Electric Power	64,415	2,449
Centerpoint Energy	56,168	1,102
CMS Energy (A)	33,492	663
Consolidated Edison (A)	39,233	2,237
Constellation Energy Group	27,399	1,043
Dominion Resources (A)	76,640	3,891
DTE Energy	22,345	1,095
Duke Energy (A)	183,022	3,659
Edison International	43,953	1,681
Entergy	24,064	1,595
Exelon (A)	91,054	3,880
FirstEnergy	55,910	2,511
Integrys Energy Group	10,634	517
NextEra Energy	56,220	3,037
Nicor	6,525	359
NiSource (A)	37,879	810
Northeast Utilities	23,700	798
NRG Energy* (A)	34,500	732
Oneok	14,300	944
Pepco Holdings	30,800	583
PG&E	53,329	2,256
Pinnacle West Capital	15,649	672
PPL	77,371	2,208
Progress Energy	40,783	2,109
Public Service Enterprise Group	67,730	2,260
SCANA (A)	15,500	627
Sempra Energy	32,265	1,662
Southern	117,535	4,980
TECO Energy (A)	27,112	465
Wisconsin Energy	31,200	976
Xcel Energy	65,319	1,613

		55,269

Total Common Stock (Cost $826,868) ($ Thousands)		1,400,909

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 9.7%
SEI Liquidity Fund, L.P.
0.130%**†† (B)	144,794,925	$141,957

Total Affiliated Partnership (Cost $144,794) ($ Thousands)		141,957

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	50,902,659	50,903

Total Cash Equivalent (Cost $50,903) ($ Thousands)		50,903

U.S. TREASURY OBLIGATIONS (C)(D) — 0.4%
U.S. Treasury Bills
0.014%, 10/20/11	$1,800	1,800
0.010%, 01/12/12	1,500	1,500
0.010%, 02/23/12	2,100	2,100

Total U.S. Treasury Obligations (Cost $5,400) ($ Thousands)		5,400

Total Investments — 109.7% (Cost $1,027,965) ($ Thousands)		$1,599,169

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	1,038	Dec-2011	$(2,827)

For the period ended September 30, 2011, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,458,272 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 was $137,997 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2011 was $141,957 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

5	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

S & P 500 Index Fund

September 30, 2011

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,400,909	$—	$—	$1,400,909
Affiliated Partnership	—	141,957	—	141,957
Cash Equivalent	50,903	—	—	50,903
U.S. Treasury Obligations	—	5,400	—	5,400

Total Investments in Securities	$1,451,812	$147,357	$—	$1,599,169

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(2,827)	$—	$—	$(2,827)

Total Other Financial Instruments	$(2,827)	$—	$—	$(2,827)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Consumer Discretionary — 12.5%
AFC Enterprises*	28,092	$332
American Axle & Manufacturing Holdings* (A)	7,100	54
American Greetings, Cl A (A)	16,975	314
American Public Education* (A)	23,623	803
Ameristar Casinos	16,238	261
ANN*	6,900	158
Belo, Cl A	38,737	189
BJ’s Restaurants* (A)	8,160	360
Body Central*	7,600	138
Boyd Gaming* (A)	37,650	185
Bravo Brio Restaurant Group*	17,070	284
Brinker International (A)	12,063	252
Brown Shoe (A)	31,800	226
Brunswick	48	1
Cabela’s* (A)	15,980	327
Casual Male Retail Group*	44,400	167
Cato, Cl A	7,494	169
CEC Entertainment	14,150	403
Cheesecake Factory*	2,116	52
Chico’s FAS	28,272	323
Childrens Place Retail Stores* (A)	21,158	985
Collective Brands*	15,960	207
Core-Mark Holding*	9,105	279
Cost Plus*	235	2
CROCS*	14,000	331
Deckers Outdoor*	4,890	456
Destination Maternity	7,600	98
Dick’s Sporting Goods*	4,700	157
Dillard’s, Cl A	39	2
Domino’s Pizza*	3,200	87
Express	6,700	136
Finish Line, Cl A	3,300	66
Francesca’s Holdings*	8,300	176
Gaylord Entertainment* (A)	14,760	285
Genesco*	10,246	528
Gentex	8,840	212
G-III Apparel Group*	3,000	69
Hibbett Sports*	4,200	142
HomeAway* (A)	7,840	264
HOT Topic	13,300	102
HSN (A)	3,455	114
Iconix Brand Group*	265	4
Isle of Capri Casinos* (A)	26,151	127
Jones Group (A)	85,967	792
K12*	5,700	145
Knology*	1,636	21
La-Z-Boy, Cl Z* (A)	8,600	64
Libbey*	23,200	245
Life Time Fitness* (A)	27,397	1,010
LKQ*	4,200	101
Lumber Liquidators Holdings* (A)	16,900	255
Maidenform Brands*	2,400	56
MDC Partners, Cl A	19,400	280
Men’s Wearhouse	14,509	378
Meredith (A)	12,055	273
Meritage Homes* (A)	16,323	247
Monro Muffler (A)	4,955	163

Description	Shares	Market Value ($ Thousands)

Morgans Hotel Group*	50,290	$301
Morningstar (A)	3,500	197
National CineMedia	42,480	616
New Frontier Media*	20,500	22
Orient-Express Hotels, Cl A*	16,200	112
Oxford Industries (A)	16,340	560
Pandora Media*	6,800	100
Panera Bread, Cl A*	1,300	135
Peet’s Coffee & Tea* (A)	2,400	134
Penske Auto Group (A)	8,908	143
PEP Boys-Manny Moe & Jack	39,899	394
PetMed Express (A)	16,500	148
PF Chang’s China Bistro (A)	2,800	76
Pier 1 Imports*	19,363	189
Pinnacle Entertainment*	34,125	310
Pool	1,000	26
ReachLocal* (A)	31,995	348
Regal Entertainment Group, Cl A (A)	25,640	301
Regis (A)	35,590	502
Ruby Tuesday*	27,216	195
Ryland Group (A)	51,926	553
Sauer-Danfoss*	10,300	298
Select Comfort* (A)	18,298	256
Shutterfly*	12,822	528
Sinclair Broadcast Group, Cl A	4,000	29
Skechers U.S.A., Cl A* (A)	7,700	108
Skullcandy* (A)	20,200	285
Sotheby’s (A)	5,150	142
Stage Stores	29,714	412
Steiner Leisure*	2,600	106
Strayer Education (A)	1,700	130
Sturm Ruger (A)	15,080	392
Systemax*	3	—
Tempur-Pedic International*	2,200	116
Tenneco*	19,509	500
Tesla Motors* (A)	23,330	569
Texas Roadhouse, Cl A	14,075	186
Titan International (A)	11,410	171
Tractor Supply	2,900	181
Ulta Salon Cosmetics & Fragrance*	9,400	585
Universal Technical Institute*	3,500	48
Vail Resorts (A)	9,270	350
Valuevision Media, Cl A*	8,800	21
Vera Bradley* (A)	14,440	521
Warnaco Group*	800	37
Whistler Blackcomb Holdings*	2,100	21
Whistler Blackcomb Holdings	5,100	51
Zumiez*	8,000	140

		25,402

Consumer Staples — 2.6%
Alliance One International*	8,400	21
B&G Foods, Cl A	10,900	182
Casey’s General Stores (A)	12,120	529
Chefs’ Warehouse Holdings*	6,800	80
Chiquita Brands International* (A)	36,400	303
Coca-Cola Bottling Consolidated	1,600	89
Cosan SA Industria e Comercio (Brazil)	6,400	83
Darling International*	12,600	159

1	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Fresh Market* (A)	15,150	$578
Hain Celestial Group* (A)	11,607	355
J&J Snack Foods	8,925	429
Medifast* (A)	4,595	74
Nature’s Sunshine Products*	230	3
Nu Skin Enterprises, Cl A (A)	3,700	150
Pantry*	25,182	305
Ruddick (A)	15,455	603
Sanderson Farms	5,560	264
Smart Balance*	320	2
Spartan Stores	33,309	516
Spectrum Brands Holdings*	6,700	158
TreeHouse Foods* (A)	7,027	434
Viterra, Cl Common Subscription Recei	8,400	83

		5,400

Energy — 6.6%
Alberta Oilsands*	184,500	39
Approach Resources* (A)	11,800	200
Berry Petroleum, Cl A	17,824	631
Bill Barrett*	7,580	275
BPZ Resources* (A)	55,700	154
Cabot Oil & Gas	1,100	68
Callon Petroleum*	6,808	26
CARBO Ceramics (A)	2,200	226
Carrizo Oil & Gas*	13,470	290
Clayton Williams Energy* (A)	3,100	133
Cloud Peak Energy* (A)	5,400	91
Complete Production Services*	29,488	556
Comstock Resources* (A)	37,683	583
CVR Energy*	15,000	317
Dawson Geophysical*	1,700	40
Dril-Quip*	11,100	598
Endeavour International*	11,425	91
Energy Partners*	8,300	92
Energy XXI Bermuda*	1,600	34
GeoMet*	48,100	37
GeoResources*	8,200	146
Global Geophysical Services*	22,800	182
Golar LNG	11,800	375
Goodrich Petroleum* (A)	48,477	573
Gulfmark Offshore, Cl A*	800	29
Gulfport Energy*	16,867	408
Houston American Energy	200	3
ION Geophysical*	8,135	38
Karoon Gas Australia*	19,564	54
Key Energy Services*	43,694	415
Kodiak Oil & Gas* (A)	65,975	344
Lone Pine Resources*	23,900	158
Lufkin Industries	3,485	185
Magnum Hunter Resources* (A)	143,120	474
Matrix Service*	23,800	202
Mitcham Industries*	5	—
Newpark Resources*	11,044	67
Northern Oil And Gas* (A)	14,270	277
Oasis Petroleum* (A)	9,100	203
Oceaneering International	4,100	145
Oil States International*	2,200	112
Oilsands Quest*	258,000	54
OYO Geospace*	900	51
Patriot Coal* (A)	3,800	32
Penn Virginia	6,100	34

Description	Shares	Market Value ($ Thousands)

Petroleum Development* (A)	22,105	$429
Petroquest Energy* (A)	11,500	63
Pioneer Drilling*	44,926	323
Porto Energy*	162,900	55
Quicksilver Resources* (A)	68,079	516
Resolute Energy*	10,600	120
Rosetta Resources*	5,900	202
Scorpio Tankers*	92,537	489
SM Energy	2,000	121
StealthGas*	16,200	64
Stone Energy*	16,800	272
Superior Energy Services*	17,680	464
Swift Energy*	6,650	162
Tesco (A)	20,742	241
Tetra Technologies*	16,100	124
Triangle Petroleum*	21,300	76
Vaalco Energy*	26,891	131
Vantage Drilling* (A)	62,400	78
Venoco*	8,500	75
W&T Offshore (A)	20,500	282
Warren Resources*	29,300	70
Western Refining* (A)	11,700	146
World Fuel Services	486	16

		13,561

Financials — 19.1%
Affiliated Managers Group*	6,050	472
Alexander’s †	200	72
Alterra Capital Holdings (A)	9,200	174
American Assets Trust †	3,500	63
American Campus Communities † (A)	5,200	194
American Capital*	205	1
American Capital Agency † (A)	9,900	268
Amtrust Financial Services (A)	18,434	410
Anworth Mortgage Asset †	11,900	81
Associated Estates Realty †	25,738	398
Bancorpsouth (A)	39,929	351
Bank of Marin Bancorp	315	10
Bank of the Ozarks	16,150	338
Berkshire Hills Bancorp (A)	17,530	324
BGC Partners, Cl A (A)	16,800	101
BioMed Realty Trust †	47,285	784
Boston Private Financial Holdings (A)	52,500	309
Brandywine Realty Trust †	44,935	360
Brasil Brokers Participacoes	15,200	49
BRE Properties, Cl A †	4,530	192
Campus Crest Communities †	35,500	386
Capstead Mortgage †	7,083	82
Cardinal Financial	19,855	171
Cardtronics*	2,700	62
Central Pacific Financial* (A)	30,765	317
Chatham Lodging Trust †	8,200	81
Chemical Financial	43	1
City National	4,650	176
CNO Financial Group* (A)	55,700	301
CoBiz Financial	76,495	342
Cohen & Steers (A)	8,200	236
Colonial Properties Trust †	14,306	260
Cowen Group, Cl A* (A)	23,100	63
CreXus Investment †	36,200	321
CubeSmart †	46,939	400

2	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

DDR † (A)	32,342	$353
Delphi Financial Group, Cl A	10,300	222
DFC Global* (A)	5,193	113
DiamondRock Hospitality †	59,856	418
Douglas Emmett † (A)	11,220	192
Duff & Phelps	5,600	60
DuPont Fabros Technology † (A)	17,645	347
Eagle Bancorp*	37,847	445
Education Realty Trust †	95,995	825
Encore Bancshares*	14,150	151
Encore Capital Group*	11,800	258
Equity Lifestyle Properties †	2,162	136
ESSA Bancorp (A)	8,086	85
Excel Trust †	43,474	418
Extra Space Storage †	2,700	50
Ezcorp, Cl A*	3,800	108
FBR*	80,600	192
Financial Engines* (A)	26,405	478
First Busey	300	1
First Cash Financial Services*	672	28
First Financial Bancorp	34,056	470
First Horizon National	188	1
First Midwest Bancorp	4,046	30
First Potomac Realty Trust †	37,000	461
FirstMerit	65,036	739
Flushing Financial	8,700	94
Fpic Insurance Group*	10,920	457
Fulton Financial	38,468	294
Gain Capital Holdings* (A)	19,700	124
General Shopping Brasil (Brazil)*	8,700	47
Gladstone Commercial †	6,500	102
Glimcher Realty Trust † (A)	11,100	79
Global Indemnity, Cl A*	14,500	248
Government Properties Income Trust †	8,000	172
Great American Group*	52,600	5
Greenhill (A)	6,770	194
Hancock Holding	34,178	915
Hanover Insurance Group	28,542	1,013
Highwoods Properties † (A)	36,277	1,025
Home Bancshares	12,800	272
Home Properties † (A)	6,800	386
Hudson Valley Holding	5,337	93
IBERIABANK	2,900	136
Inland Real Estate † (A)	53,035	387
Investors Real Estate Trust †	4,500	32
Kennedy-Wilson Holdings (A)	12,900	137
Kilroy Realty †	3,400	106
Knight Capital Group, Cl A*	10,100	123
LaSalle Hotel Properties †	21,275	409
Lexington Realty Trust † (A)	79,152	518
LTC Properties †	14,538	368
Maiden Holdings	41,400	306
MarketAxess Holdings	10,700	278
MB Financial	21,766	320
Meadowbrook Insurance Group	107,718	960
Medical Properties Trust †	8,700	78
MFA Financial †	11,000	77
Mid-America Apartment Communities † (A)	8,281	499
Nara Bancorp*	30	—
National Financial Partners* (A)	32,435	355
National Health Investors †	191	8

Description	Shares	Market Value ($ Thousands)

National Penn Bancshares (A)	70,704	$496
National Retail Properties † (A)	34,763	934
Nelnet, Cl A	10,000	188
NorthStar Realty Finance † (A)	70,785	234
Northwest Bancshares (A)	9,100	108
Ocwen Financial*	22,700	300
Old National Bancorp	49,839	464
Omega Healthcare Investors †	4,800	76
One Liberty Properties †	158	2
Pacific Continental	19,397	137
PacWest Bancorp (A)	18,740	261
PennantPark Investment	36,795	328
Platinum Underwriters Holdings	15,025	462
Post Properties †	2,211	77
Potlatch †	2,977	94
ProAssurance	6,455	465
Prosperity Bancshares	14,035	459
Renasant (A)	9,000	115
RLI (A)	7,959	506
Safeguard Scientifics*	36,206	543
Sandy Spring Bancorp	19,018	278
SCBT Financial	7,100	175
Signature Bank NY*	6,320	302
Simmons First National, Cl A	6,300	137
Starwood Property Trust †	6,300	108
Stifel Financial*	10,000	266
Summit Hotel Properties †	11,000	78
Sunstone Hotel Investors* †	54,438	310
Susquehanna Bancshares (A)	72,363	396
Synovus Financial (A)	118,050	126
Tanger Factory Outlet Centers †	7,000	182
THL Credit	13,000	142
Titanium Asset Management*	4,111	2
Titanium Asset Management PIPE* (C) (D)	2,000	2
Trustmark (A)	19,841	360
United Financial Bancorp	6,800	93
Uranium Participation*	14,800	80
Validus Holdings	8,800	219
ViewPoint Financial Group	19,660	225
Waddell & Reed Financial, Cl A	12,754	319
Washington Real Estate Investment Trust † (A)	20,256	571
Webster Financial (A)	25,070	384
West Bancorporation	204	2
Western Alliance Bancorp* (A)	173,182	949
Wintrust Financial (A)	21,104	545
WisdomTree Investments*	38,025	267
World Acceptance* (A)	8,945	501
WSFS Financial	11,993	379

		38,995

Health Care — 13.8%
Abaxis*	8,859	203
ABIOMED* (A)	18,100	200
Accuray* (A)	33,700	135
Acorda Therapeutics*	7,500	150
Aegerion Pharmaceuticals*	13,130	166
Air Methods*	3,005	191
Alere* (A)	10,000	196
Align Technology* (A)	23,700	359
Alkermes*	25,500	389
Amarin ADR*	11,100	102

3	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

AMERIGROUP* (A)	4,179	$163
AMN Healthcare Services*	24,500	98
Amsurg*	4,400	99
Ardea Biosciences*	2,700	42
Arena Pharmaceuticals* (A)	72,579	105
Ariad Pharmaceuticals* (A)	74,030	651
Arqule*	11,900	60
Arthrocare*	1,100	32
AVEO Pharmaceuticals* (A)	28,100	432
Bruker BioSciences*	23,060	312
Catalyst Health Solutions*	3,100	179
Centene*	5,500	158
Cepheid* (A)	9,600	373
Chemed	4,208	231
Computer Programs & Systems	4,900	324
Conmed*	16,150	372
Cross Country Healthcare*	7,400	31
Cubist Pharmaceuticals* (A)	25,662	906
Cyberonics*	2,600	74
Depomed* (A)	16,100	87
Durect*	60,618	98
DynaVox, Cl A*	41,614	150
Emergent Biosolutions*	20,555	317
Emeritus* (A)	25,580	361
Ensign Group (A)	6,100	141
Enzon Pharmaceuticals*	245	2
eResearchTechnology*	42,400	189
Exact Sciences*	5,100	34
Fluidigm*	19,117	267
Greatbatch*	20,185	404
Halozyme Therapeutics*	50,620	311
Hansen Medical* (A)	61,282	203
Health Management Associates, Cl A*	67,183	465
Health Net*	13,070	310
Healthsouth*	16,635	248
Healthspring*	21,750	793
HealthStream*	204	3
HeartWare International* (A)	1,800	116
Hill-Rom Holdings	5,800	174
HMS Holdings*	9,900	242
ICU Medical* (A)	12,892	474
Idenix Pharmaceuticals*	24,010	120
Immunogen*	5,000	55
Impax Laboratories*	28,600	512
Imris*	51,717	202
Incyte* (A)	16,400	229
Insulet* (A)	36,865	562
InterMune*	4,800	97
Invacare	27,038	623
IPC The Hospitalist*	8,325	297
Ironwood Pharmaceuticals, Cl A*	3,700	40
ISTA Pharmaceuticals*	57,500	198
Jazz Pharmaceuticals* (A)	6,600	274
Kensey Nash*	2,200	54
Kindred Healthcare* (A)	17,276	149
LHC Group*	4,600	79
LifePoint Hospitals*	11,089	406
Magellan Health Services*	26,997	1,304
MAKO Surgical*	2,900	99
MAP Pharmaceuticals*	4,500	66
Masimo (A)	19,056	413
Maxygen	625	3

Description	Shares	Market Value ($ Thousands)

Medcath*	435	$6
Medical Action Industries*	31,300	158
Medicines*	14,700	219
Medicis Pharmaceutical, Cl A	18,757	684
Medivation*	3,726	63
Mednax* (A)	9,835	616
MELA Sciences* (A)	24,600	109
Meridian Bioscience	176	3
Momenta Pharmaceuticals*	256	3
MWI Veterinary Supply*	1,700	117
Myriad Genetics*	14,730	276
Natus Medical*	15,800	150
Nektar Therapeutics* (A)	23,330	113
Neogen*	2,100	73
Neoprobe* (A)	29,400	87
Neurocrine Biosciences*	7,200	43
NPS Pharmaceuticals*	10,000	65
NuVasive* (A)	31,978	546
NxStage Medical* (A)	20,800	434
Omnicell*	33,480	461
Onyx Pharmaceuticals*	8,030	241
Optimer Pharmaceuticals*	5,500	76
Pain Therapeutics (A)	3,400	16
PDL BioPharma (A)	2,783	15
Pharmacyclics*	4,800	57
Pharmasset*	700	58
Providence Service*	32,900	350
Questcor Pharmaceuticals* (A)	35,250	961
Rigel Pharmaceuticals*	12,600	93
Sagent Pharmaceuticals*	13,270	269
Salix Pharmaceuticals*	10,937	324
Sirona Dental Systems*	3,000	127
Spectrum Pharmaceuticals* (A)	28,000	214
STERIS	11,148	326
Sunrise Senior Living* (A)	44,500	206
SXC Health Solutions*	3,800	212
Symmetry Medical*	18,500	143
Syneron Medical*	37,330	370
Targacept*	705	10
Theravance* (A)	6,600	133
Thoratec*	7,250	237
Tornier BV* (A)	18,829	386
Viropharma*	9,100	164
Volcano*	4,800	142
WellCare Health Plans*	9,385	356
Zoll Medical*	12,139	458

		28,074

Industrials — 17.1%
AAR (A)	22,511	375
ABM Industries (A)	9,400	179
Acacia Research - Acacia Technologies*	5,200	187
Actuant, Cl A (A)	34,488	681
Acuity Brands (A)	9,670	348
Aegean Marine Petroleum Network (A)	49,400	223
AerCap Holdings*	61,058	606
Air Transport Services Group*	22,900	99
Alaska Air Group*	2,000	113
Altra Holdings*	77	1
Ametek	4,000	132
AO Smith	6,467	207

4	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

APAC Customer Services*	1,260	$11
Applied Industrial Technologies	10,900	296
Atlas Air Worldwide Holdings*	2,700	90
Avis Budget Group*	36,180	350
BE Aerospace*	14,600	483
Belden	18,810	485
Brady, Cl A	13,705	362
Briggs & Stratton	102	1
Carlisle	11,620	371
Celadon Group	19,194	170
Ceradyne*	5,546	149
Clean Harbors*	9,500	487
Columbus McKinnon*	24,100	264
Consolidated Graphics*	10,688	390
Copa Holdings, Cl A	2,585	158
Corporate Executive Board	5,475	163
Corrections Corp of America*	4,700	107
CoStar Group*	3,900	203
Crane	15,188	542
Cubic	14,993	586
Curtiss-Wright	17,782	513
DigitalGlobe*	15,950	310
Dollar Thrifty Automotive Group* (A)	3,000	169
Dycom Industries*	28,153	431
Dynamic Materials	16,297	257
EMCOR Group	40,584	825
EnerSys*	12,160	243
ESCO Technologies	17,858	455
Exponent*	3,700	153
Flow International*	15,700	35
Force Protection*	21,700	84
Franklin Electric	1,200	44
FTI Consulting* (A)	14,875	548
G&K Services	16,360	418
Generac Holdings*	10,237	193
General Cable*	12,020	281
Genesee & Wyoming, Cl A* (A)	12,117	564
Geo Group*	38,050	706
Global Power Equipment Group* (A)	6,700	156
Graco	4,740	162
GrafTech International* (A)	4,100	52
Great Lakes Dredge & Dock	11,600	47
Greenbrier*	24,139	281
H&E Equipment Services*	10,400	86
Hawaiian Holdings* (A)	99,330	418
HEICO (A)	14,311	705
Hexcel*	25,328	561
Higher One Holdings*	104	2
Huron Consulting Group*	5,824	181
ICF International*	8,400	158
IDEX	4,900	153
InnerWorkings* (A)	46,371	363
Insituform Technologies, Cl A*	37	1
Insperity	6,300	140
Interface, Cl A	36,930	438
John Bean Technologies	13,030	186
Kadant*	16,522	293
KAR Auction Services*	5	—
Kaydon	14,841	426
Kelly Services, Cl A	2,283	26
Keyw Holding*	11,500	82

Description	Shares	Market Value ($ Thousands)

Kirby*	5,600	$295
Knight Transportation	4,800	64
Korn/Ferry International*	60	1
Kratos Defense & Security Solutions*	12,000	80
Lincoln Electric Holdings	5,200	151
Lindsay	1,500	81
Marten Transport	36,650	632
MasTec*	250	4
Michael Baker*	4,600	88
Middleby*	7,930	559
Mistras Group*	15,620	275
Mobile Mini* (A)	19,075	314
Moog, Cl A*	12,240	399
Mueller Industries	2,500	96
Mueller Water Products, Cl A (A)	57,884	144
Navigant Consulting*	36,100	335
Northwest Pipe*	9,070	184
Old Dominion Freight Line*	29,909	866
Orion Marine Group*	37,500	216
Polypore International*	9,011	509
Quanex Building Products	21,465	235
Rand Logistics*	9,700	60
Raven Industries	2,928	141
RBC Bearings*	5,400	184
Robbins & Myers	24,717	858
Rollins	10,350	194
RPX*	6,900	143
RSC Holdings* (A)	11,400	81
Rush Enterprises, Cl A*	25,103	355
SeaCube Container Leasing	8,300	101
Simpson Manufacturing	18,160	453
Spirit Airlines*	42,100	526
Standard Parking*	24	—
Standex International (A)	6,211	193
Sun Hydraulics	8,300	169
TAL International Group (A)	17,810	444
Team*	1,300	27
Teleflex	4,700	253
Tennant	1,447	51
Tetra Tech*	18,160	340
Textainer Group Holdings	4,100	83
Thermon Group Holdings*	7,600	105
Titan Machinery*	8,512	152
TMS International, Cl A*	13,200	96
Tredegar	90	1
Trex* (A)	14,600	234
Trinity Industries	5,000	107
TrueBlue*	13,200	150
Tutor Perini	26,400	303
United Rentals* (A)	28,713	483
United Stationers	3,300	90
US Airways Group* (A)	40,800	225
Valmont Industries	1,700	132
Vitran*	17,870	71
Wabash National* (A)	237,243	1,132
Wabtec	7,630	403
Watsco	5,510	282
Werner Enterprises (A)	19,037	396
Zipcar* (A)	20,710	373

		34,884

5	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Information Technology — 16.4%
ACI Worldwide* (A)	8,000	$220
Adtran	22,775	603
Advent Software*	235	5
Aeroflex Holding*	34,400	313
Amtech Systems* (A)	17,400	139
Ancestry.com* (A)	20,270	476
Ariba*	28	1
Arris Group*	9,300	96
Aruba Networks* (A)	23,470	491
Aspen Technology*	12,300	188
Aviat Networks*	34,687	81
Avid Technology*	49,375	382
Benchmark Electronics*	27,227	354
Blackbaud	400	9
Booz Allen Hamilton Holding, Cl A*	8,357	124
Brightpoint*	48	1
BroadSoft* (A)	30,991	941
Cavium* (A)	11,085	299
CDC Software ADR*	45,199	149
Ceva*	9,200	224
Ciber*	96,900	294
Ciena* (A)	13,771	154
Cirrus Logic*	20	—
Cognex	5,400	146
Coherent*	1,200	52
CommVault Systems*	11,911	441
Comverse Technology*	11,700	82
Concur Technologies* (A)	12,275	457
Constant Contact* (A)	28,130	486
Cornerstone OnDemand* (A)	15,600	196
CSG Systems International*	187	2
Cymer* (A)	11,135	414
Cypress Semiconductor	125	2
DealerTrack Holdings*	28,730	450
Digi International*	15,300	168
Digital River* (A)	29,635	614
DTS*	4,565	113
Earthlink	74,425	486
Electronics for Imaging*	117	2
Emulex*	13,500	86
Entegris*	64,300	410
Envestnet*	23,457	235
Fabrinet* (A)	6,700	125
Fair Isaac	160	4
Fairchild Semiconductor International*	52,126	563
FARO Technologies*	1,500	47
Forrester Research	2,596	84
Fortinet*	17,500	294
Fusion-io* (A)	10,940	208
Glu Mobile* (A)	73,100	154
GT Advanced Technologies* (A)	16,243	114
Hackett Group*	66,600	248
Hittite Microwave*	13,800	672
Informatica*	1,700	70
Inphi* (A)	84,455	741
Integrated Device Technology* (A)	117,791	607
Interactive Intelligence Group* (A)	3,700	100

Description	Shares	Market Value ($ Thousands)

InterDigital (A)	4,500	$210
International Rectifier* (A)	21,765	405
IntraLinks Holdings*	16,890	127
j2 Global Communications (A)	16,957	456
JDA Software Group*	17,661	414
Keynote Systems	4,500	95
KIT Digital* (A)	11,797	99
Lattice Semiconductor*	56,600	297
Liquidity Services*	4,600	148
LogMein*	12,120	403
Loral Space & Communications*	200	10
LTX-Credence*	14,033	74
Magma Design Automation*	8,300	38
Magnachip Semiconductor*	6,800	46
Manhattan Associates*	9,700	321
MAXIMUS	14,400	503
Mellanox Technologies*	24,110	753
Mentor Graphics*	44,338	427
Micrel	9,700	92
Micros Systems*	2,700	119
Microsemi*	6,900	110
MicroStrategy, Cl A*	2,009	229
Mitel Networks*	32,900	70
Monolithic Power Systems*	25,270	257
Monotype Imaging Holdings*	1,600	19
Move*	12,600	18
MTS Systems	1,700	52
Netgear*	12,600	326
Netlogic Microsystems*	2,900	140
Netscout Systems*	7,400	85
NetSuite* (A)	13,100	354
NIC	23,200	266
Nuance Communications* (A)	16,770	341
Omnivision Technologies*	700	10
OpenTable* (A)	5,300	244
Oplink Communications*	3,500	53
Opnet Technologies	11,100	388
OSI Systems*	2,800	94
Parametric Technology*	44,499	684
Park Electrochemical	6,825	146
Parkervision* (A)	78,100	70
Photronics* (A)	49,966	249
Plantronics	12,700	361
Plexus*	15,156	343
PMC - Sierra*	16,100	96
Progress Software*	2,110	37
QLIK Technologies*	5,500	119
Quality Systems (A)	1,600	155
Quest Software*	277	4
Rackspace Hosting* (A)	7,970	272
RealD* (A)	19,350	181
RealPage* (A)	17,790	364
Responsys*	14,275	154
RF Micro Devices*	31,795	202
RightNow Technologies*	5,400	179
Riverbed Technology*	7,300	146
Rosetta Stone* (A)	23,656	216
Saba Software*	11,900	69
Sapient	48,614	493
Seachange International*	11,300	87
ServiceSource International*	15,500	205
ShoreTel*	21,800	109

6	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Silicon Graphics International* (A)	11,100	$132
Silicon Image*	41,300	242
Silicon Laboratories* (A)	11,360	381
SolarWinds*	25,530	562
Sourcefire* (A)	15,250	408
SuccessFactors* (A)	13,700	315
Sycamore Networks	35,176	635
SYNNEX*	5,465	143
Syntel	750	32
Taleo, Cl A*	21,500	553
TeleNav* (A)	9,200	82
TeleTech Holdings*	11,603	177
Teradyne*	11,300	124
TIBCO Software*	18,500	414
Travelzoo* (A)	6,388	141
TTM Technologies*	31,073	296
Tyler Technologies*	8,220	208
Ultimate Software Group* (A)	1,457	68
Ultra Clean Holdings*	41,210	177
Universal Display* (A)	1,200	58
Valueclick*	9,322	145
Veeco Instruments* (A)	750	18
VeriFone Holdings*	1,800	63
VirnetX Holding* (A)	2,300	34
VistaPrint* (A)	11,114	300
Vocus*	5,200	87
Websense* (A)	1,990	34
Westell Technologies, Cl A*	1,040	2
XO Group* (A)	10,580	86

		33,368

Materials — 4.5%
Allied Nevada Gold* (A)	2,300	82
AM Castle*	15	—
AMCOL International (A)	8,307	199
Aptargroup	1,700	76
Balchem (A)	4,300	161
Carpenter Technology	9,388	421
Clearwater Paper* (A)	900	31
Commercial Metals	6,680	64
Cytec Industries	31	1
EcoSynthetix*	10,600	77
Ferro*	134	1
Flotek Industries* (A)	35,200	164
Globe Specialty Metals	51,761	752
Great Basin Gold* (A)	134,325	227
H.B. Fuller	251	5
Haynes International	8,300	361
Hecla Mining*	20,752	111
Horsehead Holding*	59,541	442
Innophos Holdings	18,158	724
Innospec*	21,240	514
LSB Industries*	5,500	158
Materion*	4,800	109
Minerals Technologies	8,196	404
New Gold*	7,000	72
NewMarket	872	132
Noranda Aluminum Holding*	32,478	271
OM Group*	3,400	88
PolyOne	71,460	765
Quaker Chemical	8,198	213
Romarco Minerals*	45,600	52

Description	Shares	Market Value ($ Thousands)

RTI International Metals* (A)	30,595	$713
Sandstorm Gold*	52,900	53
Schweitzer-Mauduit International	2,100	117
Sensient Technologies	15,310	498
Silgan Holdings (A)	13,170	484
Silver Standard Resources*	14,525	267
Solutia*	8,300	107
TPC Group*	2,700	54
Universal Stainless & Alloy*	2,700	69
Worthington Industries (A)	14,067	196

		9,235

Telecommunication Services — 0.7%
AboveNet	800	43
Boingo Wireless*	35,650	255
Cogent Communications Group*	12,205	164
Fairpoint Communications* (A)	30,500	131
IDT, Cl B	6,300	128
Leap Wireless International* (A)	11,100	76
Neutral Tandem*	28,800	279
PAETEC Holding*	66,284	351
Premiere Global Services*	279	2

		1,429

Utilities — 3.2%
Cadiz* (A)	17,000	135
California Water Service Group	3,500	62
Chesapeake Utilities	8,306	333
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	5,000	79
Cleco	14,662	501
El Paso Electric	11,823	379
Idacorp	13,458	508
MGE Energy	260	11
New Jersey Resources (A)	10,492	447
Northwest Natural Gas	8,827	389
PNM Resources	36,344	597
Portland General Electric	27,995	663
Southwest Gas	10,499	380
UIL Holdings (A)	26,876	885
Unisource Energy	2,500	90
Vectren	17,949	486
Westar Energy	3,600	95
WGL Holdings	11,076	433

		6,473

Total Common Stock (Cost $222,750) ($ Thousands)		196,821

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Callaway Golf	1,100	103

		103

Energy — 0.0%
GeoMet	5,750	49

		49

Financials — 0.0%
Grubb & Ellis (B)	800	22
Grubb & Ellis Cumulative*	900	24

		46

Total Preferred Stock (Cost $346) ($ Thousands)		198

7	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Fund

September 30, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

	Number of Warrants
WARRANTS — 0.0%
Kulim Malaysia	10,100	$—
Magnum Hunter Resources Expires 08/29/14*	12,911	—
Sandstorm Gold Expires 2014*	12,375	6

Total Warrants (Cost $—) ($Thousands)		6

CONVERTIBLE BONDS — 0.1%

Energy — 0.0%
Rentech CV to 249.2522
4.000%, 04/15/13	86	70

Financials — 0.0%
Grubb & Ellis CV to 445.583
7.950%, 05/01/15 (B)	36	26

Total Convertible Bonds (Cost $103) ($ Thousands)		96

AFFILIATED PARTNERSHIP — 29.1%
SEI Liquidity Fund, L.P.
0.130%**†† (E)	59,288,692	59,289

Total Affiliated Partnership (Cost $59,289) ($ Thousands)		59,289

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	6,921,005	6,921

Total Cash Equivalent (Cost $6,921) ($ Thousands)		6,921

U.S. TREASURY OBLIGATIONS (F)(G) — 0.6%
U.S. Treasury Bills
0.066%, 06/28/12	$491	491
0.014%, 12/15/11	753	753
0.000%, 12/08/11	19	19

Total U.S. Treasury Obligations (Cost $1,263) ($ Thousands)		1,263

Total Investments — 129.8% (Cost $290,672) ($ Thousands)		$264,594

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	75	Dec-2011	$(213)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $203,909 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 was $55,648 ($ Thousands).
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Securities considered illiquid and restricted. The total market value of such securities as of September 30, 2011 was $2 ($ Thousands) and represented 0.00% of Net Assets.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2011 was $2 ($ Thousands) and represented 0.00% of Net Assets.

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2011 was $59,289 ($ Thousands).

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(G)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

CV — Convertible

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or has been rounded to $0.

8	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Fund

September 30, 2011

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$196,817	$2	$2	$196,821
Preferred Stock	—	198	—	198
Warrants	—	6	—	6
Convertible Bonds	—	96	—	96
Affiliated Partnership	—	59,289	—	59,289
Cash Equivalent	6,921	—	—	6,921
U.S. Treasury Obligations	—	1,263	—	1,263

Total Investments in Securities	$203,738	$60,854	$2	$264,594

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(213)	$—	$—	$(213)

Total Other Financial Instruments	$(213)	$—	$—	$(213)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Common Stock	Corporate Obligation
Beginning balance as of October 1, 2010	$6	$19
Accrued discounts/premiums	—	(1)
Realized gain/(loss)	—	2
Change in unrealized appreciation/(depreciation)	(4)	—
Net purchases/sales	—	(20)
Net transfer in and/or out of Level 3	—	—

Ending balance as of September 30, 2011	$2	$—

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(4)	$—

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

9	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Value Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%‡

Consumer Discretionary — 9.5%
AFC Enterprises*	48,599	$575
American Eagle Outfitters	65,884	772
American Greetings, Cl A (A)	50,635	937
Ameristar Casinos	24,851	399
ANN* (A)	31,819	727
Arbitron	12,000	397
Arctic Cat*	25,400	368
Belo, Cl A	104,925	513
Big Lots*	16,200	564
Bob Evans Farms (A)	14,000	399
Body Central*	25,153	457
Brown Shoe (A)	106,240	757
Callaway Golf (A)	113,518	587
Casual Male Retail Group* (A)	148,500	558
Cato, Cl A	15,700	354
Chico’s FAS	48,575	555
Childrens Place Retail Stores* (A)	20,240	942
Coinstar* (A)	7,200	288
Cooper Tire & Rubber	108,416	1,181
Core-Mark Holding*	15,660	480
Cracker Barrel Old Country Store (A)	3,200	128
CSS Industries	24,100	402
DreamWorks Animation SKG, Cl A* (A)	38,500	700
Ethan Allen Interiors (A)	36,972	503
Federal Mogul, Cl A*	28,800	425
Foot Locker	27,600	555
hhgregg* (A)	52,421	511
Hyatt Hotels, Cl A*	12,600	395
Insight Enterprises*	27,600	418
International Speedway, Cl A	24,055	550
Jack in the Box*	35,000	697
Jakks Pacific (A)	33,200	629
Jones Group (A)	113,135	1,042
Journal Communications, Cl A*	107,100	318
La-Z-Boy, Cl Z* (A)	29,020	215
Libbey*	77,719	819
Lincoln Educational Services (A)	22,600	183
Matthews International, Cl A	31,200	960
MDC Partners, Cl A	64,800	935
Men’s Wearhouse	51,963	1,355
Meredith (A)	49,430	1,119
New Frontier Media*	67,336	72
Penske Auto Group (A)	29,400	470
PEP Boys-Manny Moe & Jack (A)	68,683	678
PetMed Express (A)	19,300	174
Pinnacle Entertainment * (A)	58,610	532
Pool (A)	3,380	88
RadioShack	43,800	509
Regis (A)	139,424	1,964
Rent-A-Center	73,800	2,026
Ruby Tuesday* (A)	29,900	214
Ryland Group (A)	31,425	335
Scholastic	25,700	720
Scientific Games, Cl A*	75,620	539
Sinclair Broadcast Group, Cl A	44,400	318

Description	Shares	Market Value ($ Thousands)

Skechers U.S.A., Cl A* (A)	51,400	$721
Stage Stores	40,100	556
Standard Motor Products	26,700	346
Universal Electronics*	16,800	275
Warnaco Group*	3,400	157
WMS Industries*	40,317	709

		36,072

Consumer Staples — 3.6%
Alliance One International*	28,200	69
Cal-Maine Foods (A)	35,500	1,116
Casey’s General Stores (A)	16,097	703
Central Garden and Pet*	45,135	311
Central Garden and Pet, Cl A*	40,484	287
Chiquita Brands International* (A)	150,220	1,253
Corn Products International	36,258	1,423
Darling International*	20,200	254
Dole Food* (A)	60,343	603
Fresh Del Monte Produce	19,500	452
Imperial Sugar	4,200	27
Ingles Markets, Cl A	31,975	455
J&J Snack Foods	12,205	587
Nash Finch (A)	10,700	288
Pantry*	144,953	1,758
Prestige Brands Holdings*	71,993	652
Sanderson Farms (A)	15,280	726
Seneca Foods, Cl A* (A)	1,465	29
Spartan Stores	77,688	1,203
Spectrum Brands Holdings*	22,300	527
Universal (A)	12,900	462
Village Super Market, Cl A	761	18
Weis Markets	10,900	404

		13,607

Energy — 4.7%
Approach Resources* (A)	39,500	671
Atwood Oceanics* (A)	2,300	79
Berry Petroleum, Cl A (A)	43,513	1,540
Bill Barrett*	13,405	486
BPZ Resources* (A)	96,800	268
Cal Dive International*	37,727	72
Cloud Peak Energy* (A)	57,100	968
Complete Production Services*	24,625	464
Comstock Resources* (A)	45,200	699
Energy Partners *	27,920	309
Forest Oil*	53,300	768
GeoMet*	160,800	124
Global Geophysical Services*	7,060	56
Goodrich Petroleum* (A)	71,358	843
Gulfmark Offshore, Cl A*	15,200	552
Key Energy Services*	134,492	1,276
Lone Pine Resources*	33,000	218
Magnum Hunter Resources* (A)	147,965	490
Matrix Service *	67,400	574
Newpark Resources * (A)	35,880	219
Northern Oil And Gas * (A)	14,860	288
Parker Drilling*	70,800	311
Penn Virginia (A)	52,500	292
Scorpio Tankers* (A)	205,000	1,082
SEACOR Holdings	5,200	417
StealthGas*	54,520	214

1	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Value Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Superior Energy Services *	12,400	$326
Swift Energy*	48,998	1,193
Tesoro* (A)	37,600	732
Tidewater (A)	20,000	841
USEC* (A)	134,800	217
W&T Offshore (A)	15,400	212
Western Refining * (A)	33,800	421
World Fuel Services	25,400	829

		18,051

Financials — 34.7%
1st Source	30,000	625
Abington Bancorp	1,100	8
Advance America Cash Advance Centers	85,800	632
Agree Realty † (A)	10,300	224
Alliance Financial (A)	2,000	56
Allied World Assurance Holdings	7,900	424
Alterra Capital Holdings (A)	44,900	852
American Campus Communities †	9,100	339
American Capital Agency † (A)	33,000	894
American Equity Investment Life Holding (A)	45,500	398
Ameris Bancorp*	12,644	110
Ames National (A)	250	4
Anworth Mortgage Asset †	128,000	870
Apartment Investment & Management, Cl A †	52,015	1,151
Ashford Hospitality Trust † (A)	56,700	398
Aspen Insurance Holdings	16,000	369
Astoria Financial	27,200	209
AvalonBay Communities † (A)	12,719	1,451
Bancfirst (A)	4,400	146
Banco Latinoamericano de Exportaciones, Cl E	48,250	735
Bancorp*	13,600	97
Bancorp Rhode Island	1,600	68
Bancorpsouth (A)	74,407	653
Bank of Kentucky Financial	1,600	32
Bank of Marin Bancorp (A)	2,000	66
Bank of the Ozarks	29,940	627
BankFinancial	6,350	42
Banner (A)	13,850	177
Beneficial Mutual Bancorp*	8,600	64
Berkshire Hills Bancorp	30,255	559
BGC Partners, Cl A (A)	33,900	204
BioMed Realty Trust † (A)	104,392	1,730
BofI Holding*	1,450	19
Boston Private Financial Holdings (A)	295,228	1,736
Boston Properties † (A)	9,885	881
Brandywine Realty Trust †	132,705	1,063
Brookline Bancorp (A)	20,700	160
Bryn Mawr Bank	5,500	91
Camden National	13,750	374
Campus Crest Communities †	118,800	1,292
Cape Bancorp*	1,650	12
Capital City Bank Group (A)	5,850	61
CapLease †	102,100	369
Capstead Mortgage † (A)	32,600	376

Description	Shares	Market Value ($ Thousands)

Cardinal Financial	50,411	$435
Cathay General Bancorp (A)	22,200	253
CBL & Associates Properties † (A)	96,341	1,094
Central Pacific Financial*	13,300	137
Chatham Lodging Trust †	27,600	274
Chemical Financial	10,100	155
Citizens & Northern	4,300	64
Citizens Republic Bancorp*	6,123	42
City Holding (A)	7,250	196
CNB Financial (A)	1,400	18
CNO Financial Group*	291,900	1,579
CoBiz Financial	153,110	684
Colonial Properties Trust † (A)	44,608	810
Columbia Banking System	13,600	195
CommonWealth †	53,529	1,015
Community Bank System (A)	16,500	374
Community Trust Bancorp	19,950	465
Corporate Office Properties Trust † (A)	33,100	721
CreXus Investment †	89,600	796
CVB Financial (A)	97,331	748
CYS Investments † (A)	30,400	368
Delphi Financial Group, Cl A	34,300	738
Dime Community Bancshares	19,700	200
DuPont Fabros Technology † (A)	29,920	589
Dynex Capital † (A)	43,600	351
Eagle Bancorp*	70,472	829
Education Realty Trust †	163,464	1,404
Employers Holdings	89,007	1,136
Encore Bancshares* (A)	47,490	506
Encore Capital Group*	14,800	323
Endurance Specialty Holdings	48,384	1,652
Enterprise Bancorp	1,150	14
Enterprise Financial Services	6,700	91
Equity One † (A)	56,236	892
Equity Residential †	39,100	2,028
ESB Financial	1,490	16
ESSA Bancorp (A)	27,200	286
Excel Trust †	74,161	713
Extra Space Storage †	27,986	521
FBL Financial Group, Cl A (A)	26,800	714
FBR*	269,600	642
Federal Realty Investment Trust † (A)	3,804	314
Federated Investors, Cl B (A)	41,235	723
Financial Institutions	6,900	98
First Bancorp (A)	9,200	96
First BanCorp* (A)	1,880	5
First Busey (A)	37,000	161
First Commonwealth Financial	59,550	220
First Community Bancshares (A)	8,550	87
First Defiance Financial*	3,000	40
First Financial (A)	5,300	146
First Financial Bancorp (A)	77,923	1,075
First Financial Holdings	19,556	78
First Horizon National	119,055	710
First Interstate Bancsystem, Cl A	10,700	115
First Merchants	25,950	183
First Midwest Bancorp	132,499	970
First of Long Island	650	15

2	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Value Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

First Potomac Realty Trust †	63,710	$794
FirstMerit	154,878	1,759
Flagstar Bancorp*	5,240	3
Flushing Financial	66,800	721
FNB (Pennsylvania) (A)	63,300	542
Franklin Financial*	50	—
General Growth Properties †	65,582	794
German American Bancorp	2,300	37
GFI Group	88,900	357
Glacier Bancorp (A)	6,350	60
Global Indemnity, Cl A*	48,500	828
Government Properties Income Trust †	27,000	581
Great American Group*	172,900	17
Great Southern Bancorp (A)	4,500	76
Hancock Holding (A)	84,915	2,274
Hanover Insurance Group	27,440	974
Hatteras Financial † (A)	41,500	1,044
HCP †	53,262	1,867
Health Care † (A)	16,300	763
Heartland Financial USA (A)	4,600	65
Hercules Technology Growth Capital (A)	11,800	101
Heritage Commerce*	3,500	13
Heritage Financial	5,350	59
Highwoods Properties † (A)	49,545	1,400
Home Bancshares	56,000	1,188
Horace Mann Educators	81,980	935
Hospitality Properties Trust †	18,600	395
Host Hotels & Resorts †	100,806	1,103
Hudson Valley Holding	7,060	123
IBERIABANK (A)	23,209	1,092
Independent Bank (A)	250	5
Infinity Property & Casualty (A)	31,113	1,633
International Bancshares (A)	65,750	865
Investors Bancorp*	25,700	325
Kennedy-Wilson Holdings (A)	42,700	453
Lakeland Bancorp (A)	10,085	79
Lakeland Financial	8,100	167
LaSalle Hotel Properties † (A)	36,780	706
Lexington Realty Trust † (A)	101,000	661
Liberty Property Trust † (A)	12,931	376
Macerich †	15,211	648
Mack-Cali Realty †	29,611	792
Maiden Holdings	138,500	1,024
MainSource Financial Group (A)	66,007	576
MB Financial	25,200	371
Meadowbrook Insurance Group (A)	287,673	2,563
Merchants Bancshares	1,000	27
Meridian Interstate Bancorp*	2,900	32
Metro Bancorp*	8,700	75
MFA Financial †	156,845	1,101
Mid-America Apartment Communities † (A)	29,555	1,780
Midsouth Bancorp	1,150	12
Montpelier Re Holdings	23,800	421
Nara Bancorp*	34,100	207
National Bankshares (A)	2,100	51
National Financial Partners* (A)	55,865	611
National Penn Bancshares (A)	151,101	1,059
National Retail Properties † (A)	30,610	823

Description	Shares	Market Value ($ Thousands)

NBT Bancorp	13,700	$255
Nelnet, Cl A	71,800	1,348
Northwest Bancshares (A)	18,475	220
OceanFirst Financial	35,100	410
Ocwen Financial* (A)	109,300	1,444
Old National Bancorp	112,239	1,046
Oriental Financial Group	33,900	328
Oritani Financial	3,200	41
Orrstown Financial Services	2,700	35
Pacific Continental	3,400	24
PacWest Bancorp (A)	70,407	981
Park National (A)	6,299	333
Pebblebrook Hotel Trust †	21,400	335
Pennsylvania † (A)	28,000	216
Peoples Bancorp (A)	3,700	41
PHH*	21,700	349
Pico Holdings*	30,500	626
Piedmont Office Realty Trust, Cl A † (A)	30,263	489
Pinnacle Financial Partners* (A)	23,000	252
Platinum Underwriters Holdings	85,574	2,631
Potlatch † (A)	11,400	359
Presidential Life	13,900	114
PrivateBancorp, Cl A (A)	26,300	198
ProAssurance (A)	27,463	1,978
ProLogis †	63,244	1,534
Prosperity Bancshares (A)	33,485	1,094
Provident Financial Services (A)	29,650	319
Public Storage †	7,057	786
Radian Group (A)	9,950	22
RAIT Financial Trust † (A)	9,799	33
Regency Centers † (A)	22,531	796
Reinsurance Group of America, Cl A	17,680	812
Renasant (A)	43,500	554
Republic Bancorp, Cl A (A)	43,600	772
Rockville Financial	1,051	10
S&T Bancorp (A)	13,000	210
Safeguard Scientifics*	62,442	937
Safety Insurance Group	3,470	131
Sandy Spring Bancorp	40,596	594
SCBT Financial	26,900	664
Selective Insurance Group	26,700	349
Sierra Bancorp (A)	36,800	337
Signature Bank NY* (A)	8,452	403
Simmons First National, Cl A	21,300	462
Simon Property Group †	18,294	2,012
SL Green Realty † (A)	18,042	1,049
Southside Bancshares (A)	29,181	526
Southwest Bancorp	16,750	71
StanCorp Financial Group (A)	7,800	215
Starwood Property Trust † (A)	21,100	362
State Bancorp	7,500	79
State Bank Financial* (A)	12,150	153
StellarOne	9,800	98
Sterling Financial* (A)	9,150	113
Suffolk Bancorp	6,050	50
Susquehanna Bancshares (A)	50,600	277
SVB Financial Group *	6,500	241
SWS Group	55,900	262
Synovus Financial (A)	179,153	192
TCF Financial (A)	91,218	836

3	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Value Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Territorial Bancorp	4,500	$86
Texas Capital Bancshares*	3,200	73
THL Credit	43,900	479
Tompkins Financial, Cl US (A)	2,820	101
Trico Bancshares	5,500	67
Trustco Bank NY (A)	46,800	209
Trustmark (A)	16,200	294
UMB Financial	8,300	266
Umpqua Holdings (A)	21,550	189
Union First Market Bankshares	10,100	108
United Bankshares (A)	6,600	133
United Financial Bancorp	29,900	409
Univest Corp of Pennsylvania	3,500	47
Validus Holdings	44,800	1,117
Ventas † (A)	30,319	1,498
Verde Realty PIPE* (B) (C)	21,100	356
ViewPoint Financial Group	87,400	1,001
Virginia Commerce Bancorp* (A)	17,000	100
Walter Investment Management	22,700	521
Washington Banking (A)	7,000	68
Washington Real Estate Investment Trust † (A)	29,800	840
Washington Trust Bancorp	3,550	70
Webster Financial	69,270	1,060
WesBanco	12,500	216
West Bancorporation	4,900	42
West Coast Bancorp* (A)	12,180	171
Westamerica Bancorporation (A)	900	35
Western Alliance Bancorp* (A)	272,775	1,495
Wilshire Bancorp* (A)	36,800	101
Wintrust Financial (A)	11,200	289
WSFS Financial	33,723	1,065
Zions Bancorporation (A)	80,350	1,131

		132,205

Health Care — 4.7%
Accuray* (A)	112,600	453
Alere* (A)	33,400	656
AMN Healthcare Services*	82,400	330
Amsurg*	37,110	835
Cambrex*	110,700	558
Conmed*	64,910	1,494
Continucare*	82,000	523
Cross Country Healthcare*	24,700	103
Enzon Pharmaceuticals* (A)	36,200	255
eResearchTechnology*	139,400	621
Five Star Quality Care*	56,519	141
Greatbatch*	28,880	578
Healthsouth* (A)	65,450	977
Hi-Tech Pharmacal*	8,400	282
ICON ADR*	21,376	344
ICU Medical* (A)	6,958	256
Invacare (A)	28,204	650
Kensey Nash*	7,800	191
Kindred Healthcare* (A)	40,300	347
Kinetic Concepts* (A)	1,400	92
Magellan Health Services*	29,035	1,402
Medical Action Industries*	104,800	529
Medicines*	25,900	386
Mednax *	12,035	754

Description	Shares	Market Value ($ Thousands)

Metropolitan Health Networks* (A)	115,400	$524
Natus Medical*	52,900	503
Par Pharmaceutical*	30,200	804
PDL BioPharma (A)	64,700	359
PharMerica*	8,100	116
Providence Service *	110,220	1,174
Skilled Healthcare Group, Cl A*	64,200	232
STERIS	27,905	817
Sun Healthcare Group* (A)	51,300	139
Symmetry Medical*	61,600	475

		17,900

Industrials — 17.8%
AAR (A)	14,000	233
ABM Industries (A)	31,700	604
Aegean Marine Petroleum Network (A)	165,100	745
Air Transport Services Group*	76,600	332
Aircastle (A)	72,200	687
Alamo Group	17,000	353
Alaska Air Group*	21,000	1,182
Allegiant Travel, Cl A*	8,600	405
Ampco-Pittsburgh	23,400	479
Astec Industries*	21,900	641
Atlas Air Worldwide Holdings*	18,200	606
BE Aerospace*	17,308	573
Belden	53,382	1,377
Brady, Cl A	50,634	1,338
Briggs & Stratton (A)	23,784	321
Cascade	11,400	381
Clean Harbors*	14,554	747
Columbus McKinnon*	80,520	882
Comfort Systems USA	62,300	518
Consolidated Graphics*	11,500	420
Corrections Corp of America*	15,600	354
Courier (A)	19,544	128
CRA International*	15,400	308
Cubic	15,711	614
Curtiss-Wright	23,600	680
Deluxe	25,800	480
EMCOR Group	116,918	2,377
Encore Wire	5,200	107
EnPro Industries* (A)	10,300	306
ESCO Technologies	30,490	777
Flow International*	53,000	117
Force Protection*	90,500	348
FTI Consulting* (A)	75,600	2,783
G&K Services	66,621	1,702
Genco Shipping & Trading* (A)	21,500	168
General Cable*	23,875	558
Geo Group*	127,400	2,365
Global Power Equipment Group* (A)	22,600	526
GrafTech International* (A)	13,800	175
Granite Construction (A)	33,500	629
Harsco	6,900	134
Hawaiian Holdings* (A)	317,620	1,337
ICF International*	28,100	529
IDEX	18,327	571
Interface, Cl A	87,392	1,036
John Bean Technologies	22,340	319

4	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Value Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Kadant*	52,285	$929
Kaydon	86,422	2,479
Kforce*	40,300	395
Kirby*	9,000	474
Marten Transport	27,930	482
Miller Industries	22,200	385
Moog, Cl A*	21,070	687
Mueller Industries (A)	23,600	911
NACCO Industries, Cl A	6,500	412
Navigant Consulting*	120,700	1,119
NN*	26,300	133
Northwest Pipe*	15,595	316
Orion Marine Group* (A)	188,239	1,086
Quad	21,200	383
Quanex Building Products (A)	80,525	882
Rand Logistics*	32,200	200
Republic Airways Holdings* (A)	21,500	61
Robbins & Myers	18,595	645
Ryder System	23,810	893
School Specialty* (A)	95,429	680
Simpson Manufacturing	2,500	62
Skywest	40,400	465
Spirit Aerosystems Holdings, Cl A*	47,600	759
Spirit Airlines* (A)	140,700	1,759
Standex International	11,600	361
SYKES Enterprises*	72,900	1,090
TAL International Group (A)	52,380	1,307
Teledyne Technologies*	35,158	1,718
Teleflex (A)	37,066	1,993
Tetra Tech*	117,416	2,200
TMS International, Cl A*	44,108	321
Towers Watson, Cl A	38,769	2,317
Trinity Industries	17,000	364
Triumph Group (A)	15,959	778
TrueBlue*	29,900	339
Tutor Perini	138,300	1,589
US Airways Group* (A)	136,400	750
VSE (A)	13,900	360
Wabash National* (A)	344,700	1,644
Watts Water Technologies, Cl A (A)	23,997	640
WESCO International*	16,066	539
Woodward	24,200	663

		67,822

Information Technology — 12.0%
Adtran	27,760	734
Aeroflex Holding*	115,094	1,047
Arris Group*	33,800	348
Arrow Electronics*	30,200	839
Avid Technology*	56,848	440
AVX	4,000	47
Benchmark Electronics*	59,000	768
Black Box	12,300	263
Blue Coat Systems*	14,043	195
Booz Allen Hamilton Holding, Cl A*	15,389	229
Brightpoint*	55,900	515
Brocade Communications Systems*	242,872	1,049
CACI International, Cl A*	31,429	1,570

Description	Shares	Market Value ($ Thousands)

CDC Software ADR*	148,600	$490
Ciber*	323,900	981
Coherent*	29,108	1,250
Comtech Telecommunications (A)	30,660	861
CoreLogic*	37,900	404
CSG Systems International*	34,100	431
CTS	41,000	333
Diebold (A)	80,111	2,204
Digi International*	51,200	563
Digital River* (A)	125,065	2,593
Earthlink (A)	237,535	1,551
Emulex*	125,471	803
Entegris*	88,300	563
Fairchild Semiconductor International*	54,700	591
GT Advanced Technologies* (A)	61,400	431
Hackett Group*	221,140	825
Imation* (A)	30,500	223
Inphi*	43,540	382
Integrated Device Technology* (A)	134,041	690
Intermec*	142,501	929
Intersil, Cl A (A)	106,700	1,098
Ixia*	37,400	287
j2 Global Communications (A)	28,833	776
Lattice Semiconductor*	60,200	316
Lexmark International, Cl A*	33,700	911
Littelfuse	13,349	537
Manhattan Associates*	27,200	900
Mantech International, Cl A (A)	22,300	700
MicroStrategy, Cl A*	5,500	627
Monolithic Power Systems*	43,399	442
Multi-Fineline Electronix*	21,400	427
Orbotech*	16,400	159
Parametric Technology*	88,789	1,365
Photronics* (A)	98,200	489
Plantronics (A)	13,100	373
Power-One* (A)	70,500	317
Progress Software*	52,150	915
QLogic*	44,100	559
Radisys*	27,700	169
Rosetta Stone* (A)	27,200	249
Rudolph Technologies*	31,000	207
Saba Software*	40,100	231
Silicon Laboratories* (A)	19,625	658
SYNNEX* (A)	10,600	278
Synopsys*	41,010	999
Tech Data*	30,200	1,306
TeleCommunication Systems, Cl A*	73,598	254
TNS*	50,747	954
Ultra Clean Holdings* (A)	70,915	304
Ultratech*	45,400	779
United Online (A)	88,200	461
Websense* (A)	32,700	566
Xyratex (A)	111,354	1,032
Zebra Technologies, Cl A*	28,846	893

		45,784

5	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Value Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Materials — 5.6%
Aptargroup	10,855	$485
Boise (A)	58,800	304
Buckeye Technologies (A)	26,300	634
Cytec Industries	16,228	570
Eagle Materials	17,200	286
Ferro*	83,171	512
Glatfelter	40,900	540
Globe Specialty Metals	60,000	871
Greif, Cl A	13,791	592
H.B. Fuller	72,900	1,328
Huntsman	60,754	587
Innophos Holdings	31,757	1,266
Innospec*	21,500	521
Minerals Technologies	25,770	1,270
Neenah Paper	33,700	478
NewMarket	4,800	729
OM Group*	52,104	1,353
Owens-Illinois*	40,705	615
Packaging Corp of America	29,678	692
PolyOne	106,880	1,145
RTI International Metals* (A)	69,348	1,617
Schnitzer Steel Industries, Cl A	8,900	328
Schweitzer-Mauduit International	19,367	1,082
Sensient Technologies	58,655	1,909
Silgan Holdings (A)	22,595	830
Stepan	7,400	497
Worthington Industries	29,400	411

		21,452

Telecommunication Services — 0.7%
Atlantic Telegraph-Network	15,400	506
Cincinnati Bell* (A)	121,000	374
Fairpoint Communications* (A)	102,765	442
Neutral Tandem*	122,100	1,182
USA Mobility	28,700	379

		2,883

Utilities — 4.3%
AGL Resources	37,383	1,523
Allete	14,000	513
Avista	18,100	432
Cadiz* (A)	57,180	452
California Water Service Group	11,900	211
Chesapeake Utilities	14,271	572
Cleco	28,200	963
Great Plains Energy (A)	119,752	2,311
Idacorp (A)	17,617	666
Northwest Natural Gas	15,150	668
NorthWestern	11,100	354
Portland General Electric	183,499	4,347
Southwest Gas	18,045	653
UIL Holdings (A)	35,790	1,178
Vectren	12,100	328
Westar Energy	18,258	482
WGL Holdings	19,135	748

		16,401

Total Common Stock (Cost $429,446) ($ Thousands)		372,177

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Index Fund	4,661	$300

Total Exchange Traded Fund (Cost $299) ($ Thousands)		300

PREFERRED STOCK — 0.0%

Energy — 0.0%
GeoMet	18,893	160

Total Preferred Stock (Cost $174) ($ Thousands)		160

	Number of Rights
RIGHTS — 0.0%
First Bancorp Expires 11/01/11	1,880	—

Ligand Pharma Expires 01/05/12	108,850	—

Total Rights (Cost $—) ($Thousands)		—

	Number of Warrants
WARRANT — 0.0%
Magnum Hunter Resources Expires 08/29/14*	12,327	—

Total Warrant (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 26.0%
SEI Liquidity Fund, L.P.
0.130%**†† (D)	102,791,837	98,987

Total Affiliated Partnership (Cost $102,792) ($ Thousands)		98,987

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	10,219,315	10,219

Total Cash Equivalent (Cost $10,219) ($ Thousands)		10,219

U.S. TREASURY OBLIGATION (E)(F) — 0.5%
U.S. Treasury Bills
0.062%, 12/15/11	$1,857	1,857

Total U.S. Treasury Obligation (Cost $1,857) ($ Thousands)		1,857

Total Investments — 126.9% (Cost $544,787) ($ Thousands)		$483,700

6	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Value Fund

September 30, 2011

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	93	Dec-2011	$(523)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $381,130 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This Security or a partial position of this security is on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 was $96,575 ($ Thousands).

(B)	Securities considered illiquid and restricted. The total market value of such securities as of September 30, 2011 was $356 ($ Thousands) and represented 0.09% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2011 was $356 ($ Thousands) and represented 0.09% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2011 was $98,987 ($ Thousands).

(E)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$371,821	$—	$356	$372,177
Exchange Traded Fund	300	—	—	300
Preferred Stock	—	160	—	160
Rights	—	—	—	—
Warrant	—	—	—	—
Affiliated Partnership	—	98,987	—	98,987
Cash Equivalent	10,219	—	—	10,219
U.S. Treasury Obligation	—	1,857	—	1,857

Total Investments in Securities	$382,340	$101,004	$356	$483,700

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(523)	$—	$—	$(523)

Total Other Financial Instruments	$(523)	$—	$—	$(523)

7	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Value Fund

September 30, 2011

*	Futures contracts are value at the unrealized depreciation on the instrument.

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2010	$398
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(42)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of September 30, 2011	$356

Changes in unrealized gains (losses included in earningsto securities still held at reporting date	$(42)

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

8	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Growth Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 15.1%
American Axle & Manufacturing Holdings* (A)	8,900	$68
American Public Education* (A)	51,494	1,751
Ameristar Casinos	2,540	41
ANN*	4,300	98
BJ’s Restaurants* (A)	17,000	750
Boyd Gaming* (A)	67,840	332
Bravo Brio Restaurant Group*	30,775	512
Brinker International	24,387	510
Cabela’s* (A)	38,736	794
Cato, Cl A	4,306	97
Chipotle Mexican Grill, Cl A*	9	3
CROCS*	31,900	755
Deckers Outdoor*	8,860	826
Denny’s* (A)	46,800	156
Dick’s Sporting Goods*	28,153	942
Domino’s Pizza*	18,700	510
Express	23,200	471
Finish Line, Cl A	35,700	714
Francesca’s Holdings* (A)	14,900	316
Genius Products*	859	1
Gentex	15,900	382
Hibbett Sports*	14,300	485
HomeAway* (A)	14,200	478
HSN (A)	6,645	220
K12*	18,600	474
Knology*	964	12
Life Time Fitness* (A)	61,983	2,284
Live Nation*	84,716	679
LKQ*	13,910	336
Lumber Liquidators Holdings* (A)	30,600	462
Maidenform Brands*	2,400	56
Meritage Homes* (A)	39,116	592
Monro Muffler (A)	10,250	338
Morgans Hotel Group* (A)	90,500	542
Morningstar (A)	6,200	350
National CineMedia	163,726	2,376
NVR* (A)	1,041	629
Orient-Express Hotels, Cl A*	53,100	367
Oxford Industries (A)	33,900	1,163
Pandora Media*	22,500	330
Panera Bread, Cl A*	4,200	437
PetMed Express (A)	20,700	186
Pier 1 Imports*	60,800	594
Quiksilver*	306,737	936
ReachLocal* (A)	66,725	725
Regal Entertainment Group, Cl A (A)	46,200	542
Saks* (A)	169,955	1,487
Select Comfort* (A)	54,000	754
Shutterfly*	34,871	1,436
Sinclair Broadcast Group, Cl A	13,400	96
Skullcandy* (A)	88,848	1,255
Sotheby’s (A)	9,300	256
Strayer Education (A)	3,100	238
Sturm Ruger (A)	36,420	946
Tempur-Pedic International*	7,300	384
Tenneco*	14,000	359

Description	Shares	Market Value ($ Thousands)

Tesla Motors* (A)	41,096	$1,002
Texas Roadhouse, Cl A	34,150	451
Titan International (A)	20,600	309
Tractor Supply	9,400	588
True Religion Apparel*	39,743	1,071
Ulta Salon Cosmetics & Fragrance* (A)	24,200	1,506
Universal Technical Institute*	6,000	81
Vail Resorts (A)	16,700	631
Valuevision Media, Cl A*	24,100	57
Vera Bradley* (A)	26,000	937
Warnaco Group*	5,500	254
Zumiez* (A)	96,588	1,691

		41,411

Consumer Staples — 1.8%
B&G Foods, Cl A	30,300	506
Casey’s General Stores	6,300	275
Chefs’ Warehouse Holdings*	22,400	263
Coca-Cola Bottling Consolidated	2,500	138
Constellation Brands, Cl A*	39	1
Darling International*	6,500	82
Fresh Market* (A)	30,475	1,163
J&J Snack Foods	7,600	365
Lancaster Colony (A)	26,657	1,626
Medifast* (A)	11,967	193
Nu Skin Enterprises, Cl A (A)	8,300	337

		4,949

Energy — 8.1%
Cabot Oil & Gas	3,600	223
CARBO Ceramics (A)	4,000	410
Carrizo Oil & Gas* (A)	32,591	702
Clayton Williams Energy* (A)	6,600	283
Cloud Peak Energy* (A)	2,000	34
Complete Production Services*	16,600	313
Comstock Resources* (A)	91,247	1,411
CVR Energy*	32,500	687
Dawson Geophysical*	5,600	132
Dresser-Rand Group*	25,973	1,053
Dril-Quip*	23,100	1,245
Endeavour International*	27,916	223
Energy XXI Bermuda*	1,600	34
FX Energy*	1,400	6
GeoResources* (A)	19,825	353
Global Geophysical Services*	37,327	298
Golar LNG	29,400	934
Goodrich Petroleum* (A)	114,766	1,357
Gulfport Energy*	6,600	160
Houston American Energy (A)	1,800	25
Lone Pine Resources* (A)	43,000	284
Lufkin Industries	100	5
Magnum Hunter Resources* (A)	104,000	344
Oasis Petroleum* (A)	29,500	659
Oceaneering International	13,400	474
Oil States International*	7,100	362
OYO Geospace*	700	39
Patriot Coal* (A)	9,000	76
Petroleum Development* (A)	21,800	423
Petroquest Energy* (A)	17,500	96
Pioneer Drilling*	69,100	496
Quicksilver Resources* (A)	164,886	1,250
Resolute Energy*	34,800	395

1	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Growth Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Rosetta Resources* (A)	17,300	$592
Scorpio Tankers*	75,793	400
SM Energy	6,600	400
Stone Energy*	38,800	629
Superior Energy Services*	34,200	897
Swift Energy*	8,175	199
Targa Resources	29,845	888
Tesco (A)	49,269	572
Tetra Technologies*	29,800	230
Vaalco Energy* (A)	71,460	347
Venoco*	9,800	86
W&T Offshore (A)	47,059	647
Western Refining* (A)	32,100	400
World Fuel Services	40,322	1,316

		22,389

Financials — 7.1%
Affiliated Managers Group*	13,200	1,030
Alexander’s †	600	217
American Assets Trust †	3,000	54
American Campus Communities †	5,600	208
BRE Properties, Cl A †	8,100	343
CapitalSource	101,951	626
Cardtronics*	47,900	1,098
Cash Store Financial Services	52,895	445
City National (A)	8,300	313
Cohen & Steers (A)	14,800	426
Douglas Emmett † (A)	20,100	344
Eaton Vance (A)	26,831	598
Encore Capital Group*	28,625	626
Equity Lifestyle Properties †	3,838	241
Extra Space Storage †	8,700	162
Ezcorp, Cl A*	4,800	137
Financial Engines* (A)	72,013	1,304
First Cash Financial Services*	1,028	43
Greenhill (A)	14,900	426
Home Properties † (A)	13,700	778
IBERIABANK	9,700	457
Investors Real Estate Trust † (A)	14,800	106
Jones Lang LaSalle	12,998	673
Kilroy Realty †	9,100	285
LPL Investment Holdings* (A)	36,783	935
MarketAxess Holdings	59,592	1,551
Mid-America Apartment Communities †	6,749	406
MSCI, Cl A*	31,065	942
Omega Healthcare Investors † (A)	15,300	244
PennantPark Investment (A)	66,171	590
Portfolio Recovery Associates* (A)	3,300	205
Potlatch †	6,523	206
Signature Bank NY*	15,700	749
Stifel Financial*	25,300	672
SVB Financial Group* (A)	12,619	467
Tanger Factory Outlet Centers †	15,900	413
Titanium Asset Management PIPE* (B) (C)	140,900	107
Value Creation* (B) (C)	145,600	145
WisdomTree Investments* (A)	92,025	646
World Acceptance* (A)	4,300	241

		19,459

Description	Shares	Market Value ($ Thousands)

Health Care — 20.6%
Abaxis* (A )	21,491	$492
ABIOMED* (A)	43,000	474
Achillion Pharmaceuticals* (A)	55,614	263
Acorda Therapeutics*	17,600	351
Aegerion Pharmaceuticals*	23,500	298
Air Methods*	7,395	471
Align Technology* (A)	57,332	870
Alkermes*	39,300	600
Amarin ADR*	36,500	336
Ardea Biosciences*	9,000	141
Ariad Pharmaceuticals* (A)	146,600	1,289
Arqule*	39,300	198
athenahealth* (A)	19,990	1,190
AVEO Pharmaceuticals* (A)	68,400	1,053
BioMarin Pharmaceuticals* (A)	17,184	548
Bruker BioSciences*	41,646	563
Catalyst Health Solutions*	10,200	588
Centene*	18,200	522
Cepheid* (A)	27,200	1,056
Chemed	6,792	373
Computer Programs & Systems	8,500	562
Cubist Pharmaceuticals* (A)	58,393	2,062
Cyberonics*	5,800	164
Depomed* (A)	42,800	231
Durect*	147,241	237
DynaVox, Cl A* (A)	74,847	269
Emergent Biosolutions*	47,111	727
Emeritus* (A)	46,000	649
Ensign Group	8,400	194
eResearchTechnology*	2,800	13
Exelixis* (A)	6,600	36
Fluidigm* (A)	34,304	478
Gen-Probe*	12,953	742
Haemonetics*	12,578	736
Halozyme Therapeutics*	88,100	541
Hansen Medical* (A)	148,575	493
Health Net*	23,500	557
Healthspring*	47,400	1,728
HeartWare International* (A)	10,839	698
Hill-Rom Holdings	16,600	498
HMS Holdings*	29,800	727
Idenix Pharmaceuticals*	43,100	215
Immunogen* (A)	18,000	197
Impax Laboratories*	33,700	603
Imris*	92,957	363
Incyte* (A)	53,763	751
Insulet* (A)	73,425	1,121
InterMune*	8,400	170
IPC The Hospitalist*	23,275	831
Ironwood Pharmaceuticals, Cl A*	12,200	132
ISTA Pharmaceuticals*	57,800	199
Jazz Pharmaceuticals* (A)	17,200	714
MAKO Surgical*	9,500	325
MAP Pharmaceuticals*	14,800	216
Masimo (A)	75,364	1,632
Medcath*	360	5
Medicines*	16,900	251
Medicis Pharmaceutical, Cl A	12,000	438
Medivation*	6,374	108
Mednax*	5,200	326

2	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Growth Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

MELA Sciences* (A)	44,500	$197
Momenta Pharmaceuticals*	354	4
MWI Veterinary Supply*	12,556	864
Myriad Genetics*	59,279	1,111
Nektar Therapeutics* (A)	41,900	203
Neogen*	3,600	125
Neoprobe* (A)	91,400	271
Neurocrine Biosciences*	25,500	153
NPS Pharmaceuticals*	40,327	263
NuVasive* (A)	77,402	1,321
NxStage Medical* (A)	56,150	1,171
Omnicare (A)	31,675	805
Omnicell*	122,188	1,684
Onyx Pharmaceuticals*	14,500	435
Optimer Pharmaceuticals*	18,000	249
Pain Therapeutics (A)	8,400	40
Pharmacyclics*	15,700	186
Pharmasset*	2,200	181
PSS World Medical* (A)	51,837	1,021
Questcor Pharmaceuticals* (A)	86,300	2,353
Quidel* (A)	55,413	907
Rigel Pharmaceuticals*	12,900	95
Sagent Pharmaceuticals* (A)	23,800	482
Salix Pharmaceuticals*	38,439	1,138
Seattle Genetics* (A)	22,629	431
Sirona Dental Systems*	13,200	560
Spectrum Pharmaceuticals* (A)	70,000	534
STERIS	21,152	619
Sunrise Senior Living* (A)	113,500	526
SXC Health Solutions*	12,400	691
Syneron Medical*	67,209	666
Targacept*	13,800	207
Techne	13,340	907
Theravance* (A)	10,300	207
Thoratec*	12,950	423
Tornier BV* (A)	33,763	692
Viropharma* (A)	16,400	296
Volcano*	15,600	462
WellCare Health Plans*	9,900	376
Zoll Medical*	33,800	1,276

		56,747

Industrials — 17.1%
Acacia Research - Acacia Technologies*	14,600	525
Actuant, Cl A	22,800	450
Acuity Brands	17,400	627
AerCap Holdings*	147,922	1,467
Alaska Air Group*	3,200	180
Allegiant Travel, Cl A*	1,000	47
Ametek	13,000	429
APAC Customer Services*	17,871	152
Applied Industrial Technologies	19,300	524
Armstrong World Industries (A)	4,965	171
Atlas Air Worldwide Holdings*	8,900	296
Avis Budget Group* (A)	65,100	630
Belden	14,600	377
Carlisle	16,100	513
Celadon Group	50,788	451
Clean Harbors*	12,800	657
Consolidated Graphics*	5,500	201
Copa Holdings, Cl A	6,249	383

Description	Shares	Market Value ($ Thousands)

Corporate Executive Board	13,275	$396
CoStar Group* (A)	41,011	2,131
Cubic	14,440	564
DigitalGlobe*	28,700	558
Dollar Thrifty Automotive Group*	4,500	253
Dynamic Materials	39,555	623
EnerSys*	22,000	440
Exponent*	2,200	91
Franklin Electric	3,800	138
FTI Consulting* (A)	12,050	444
Gardner Denver	14,516	923
Generac Holdings*	18,442	347
General Cable*	21,600	504
Genesee & Wyoming, Cl A*	13,830	643
Graco	8,500	290
Heico, Cl A	17,458	588
HEICO (A)	19,175	944
Hexcel*	32,300	716
Horizon Lines, Cl A (A)	87,482	37
Huron Consulting Group*	14,099	439
IDEX	16,200	505
IHS, Cl A*	10,005	748
InnerWorkings* (A)	112,244	880
Insperity	3,900	87
Interface, Cl A	79,409	942
Kaman	4,000	111
Kelly Services, Cl A	7,000	80
Keyw Holding*	37,700	268
Kirby*	12,500	658
Knight Transportation	15,600	208
Landstar System	29,074	1,150
Lincoln Electric Holdings	17,200	499
Lindsay	900	49
Marten Transport	39,300	678
Middleby*	17,100	1,205
Mistras Group*	28,100	493
Mobile Mini* (A)	46,274	761
Mueller Industries	3,500	135
Old Dominion Freight Line*	26,900	779
Polypore International*	23,550	1,331
Raven Industries	8,472	409
RBC Bearings*	19,900	676
Resources Connection	56,696	554
Ritchie Bros. Auctioneers (A)	38,346	774
Robbins & Myers	4,900	170
Rollins	27,500	515
RPX*	22,500	466
Rush Enterprises, Cl A* (A)	45,106	639
Sauer-Danfoss*	25,000	722
Simpson Manufacturing	51,500	1,284
Standard Parking*	57,148	894
Sun Hydraulics	8,200	167
Tennant (A)	3,653	129
Thermon Group Holdings*	25,000	345
Titan Machinery*	20,275	363
TransDigm Group*	13,070	1,067
Trex* (A)	26,300	421
TrueBlue*	43,200	489
United Rentals* (A)	76,477	1,288
Valmont Industries	5,700	444
Vitran*	43,355	171
Wabash National* (A)	169,409	808

3	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Growth Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Wabtec	30,009	$1,587
Watsco	9,900	506
WESCO International*	24,188	812
Zipcar* (A)	35,500	639

		47,055

Information Technology — 23.8%
ACI Worldwide* (A)	23,000	633
Adtran	21,700	574
Advent Software* (A)	30,507	636
Amtech Systems* (A)	24,900	199
Ancestry.com* (A)	51,417	1,208
Aruba Networks* (A)	47,525	994
AsiaInfo-Linkage* (A)	34,994	258
Aspen Technology*	40,400	617
Atmel*	104,544	844
Blackbaud	8,300	185
Brightpoint*	60	—
BroadSoft* (A)	69,608	2,113
Brooks Automation	6,100	50
Cavium* (A)	21,125	571
Ceva*	71,333	1,734
Ciena* (A)	33,319	373
Cognex	8,100	220
Coherent*	2,200	94
CommVault Systems*	29,814	1,105
Concur Technologies* (A)	25,575	952
Constant Contact* (A)	68,105	1,177
Cornerstone OnDemand* (A)	49,132	616
Cymer* (A)	18,425	685
DealerTrack Holdings*	65,100	1,020
DTS*	46,475	1,154
Entegris*	146,800	937
Envestnet*	42,143	421
Euronet Worldwide*	65,840	1,036
Fairchild Semiconductor International*	41,700	450
FARO Technologies*	1,700	54
Forrester Research	5,404	176
Fortinet*	37,980	638
Fusion-io* (A)	19,760	376
Gartner*	39,208	1,367
Glu Mobile* (A)	190,100	401
GT Advanced Technologies* (A)	37,400	263
Hittite Microwave*	30,100	1,466
IAC*	120	5
Informatica*	5,600	229
Inphi* (A)	131,590	1,154
Interactive Intelligence Group*	8,100	220
InterDigital (A)	10,000	466
International Rectifier* (A)	60,228	1,121
IntraLinks Holdings*	30,300	228
Jack Henry & Associates	52,508	1,522
Keynote Systems	7,600	161
Lattice Semiconductor*	173,100	909
LogMein* (A)	22,700	754
Loral Space & Communications*	600	30
LTX-Credence*	10,566	56
Magma Design Automation*	8,800	40
Magnachip Semiconductor*	22,200	149
Manhattan Associates*	23,800	787
MAXIMUS	30,500	1,065

Description	Shares	Market Value ($ Thousands)

Measurement Specialties*	46,364	$1,204
Mellanox Technologies*	53,775	1,679
Methode Electronics (A)	9,100	68
Micrel (A)	30,900	293
Micros Systems*	9,000	395
MicroStrategy, Cl A*	4,891	558
MTS Systems	5,800	178
Netgear*	21,700	562
Netlogic Microsystems*	9,400	452
Netscout Systems*	16,600	190
NetSuite*	22,300	602
NIC	24,600	282
Nuance Communications* (A)	30,100	613
OpenTable* (A)	12,000	552
Opnet Technologies	9,100	318
Park Electrochemical	8,975	192
Plantronics (A)	20,100	572
PROS Holdings*	46,199	596
QLIK Technologies* (A)	52,223	1,131
Quest Software*	237	4
Rackspace Hosting* (A)	14,400	492
RealD* (A)	34,800	325
RealPage* (A)	81,631	1,669
Responsys*	34,550	372
Richardson Electronics	10	—
RightNow Technologies*	17,980	594
Riverbed Technology*	13,100	261
Rosetta Stone* (A)	57,259	524
Sapient	42,525	431
ServiceSource International* (A)	27,900	369
ShoreTel*	31,000	154
Silicon Graphics International* (A)	24,000	286
Silicon Image*	117,200	688
SolarWinds* (A)	58,000	1,277
Sourcefire* (A)	27,400	733
SS&C Technologies Holdings*	60,274	861
SuccessFactors* (A)	33,175	763
Sycamore Networks	85,253	1,539
Syntel	4,150	179
Taleo, Cl A*	46,200	1,188
TeleNav*	5,100	45
TeleTech Holdings*	24,947	380
Teradyne*	37,100	408
TIBCO Software*	42,000	940
Travelzoo* (A)	20,100	442
Trimble Navigation*	18,731	628
Tyler Technologies*	45,233	1,144
Ultimate Software Group* (A)	4,143	194
Universal Display* (A)	800	38
Valueclick* (A)	21,078	328
Veeco Instruments* (A)	7,093	173
VeriFone Holdings*	5,900	207
VirnetX Holding* (A)	5,300	79
VistaPrint* (A)	67,995	1,838
Vocus*	55,386	928
Volterra Semiconductor*	700	13
Websense* (A)	1,310	23

		65,447

Materials — 3.5%
Balchem (A)	10,100	377

4	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Growth Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Clearwater Paper* (A)	3,000	$102
Commercial Metals	12,160	116
Flotek Industries* (A)	74,500	348
Globe Specialty Metals	85,153	1,236
Golden Star Resources*	58,500	109
Great Basin Gold* (A)	325,175	550
Haynes International	16,000	695
Hecla Mining* (A)	39,329	211
Horsehead Holding*	153,807	1,141
Innophos Holdings	22,200	885
Innospec*	45,800	1,109
LSB Industries*	13,200	378
Materion*	12,900	293
NewMarket	1,828	277
Noranda Aluminum Holding*	18,700	156
PolyOne	25,100	269
Silver Standard Resources*	35,175	645
Solutia*	27,300	351
STR Holdings* (A)	18,839	153
TPC Group*	3,400	68
Worthington Industries (A)	3,600	50

		9,519

Telecommunication Services — 0.7%
AboveNet	1,900	102
Boingo Wireless* (A)	64,100	458
Cogent Communications Group*	13,495	182
IDT, Cl B	20,200	412
SBA Communications, Cl A*	18,022	621
USA Mobility	10,900	144

		1,919

Total Common Stock (Cost $315,015) ($ Thousands)		268,895

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14*	11,920	—
Rentech Expires 04/25/12* (B)(C)	19,400	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 31.7%
SEI Liquidity Fund, L.P.
0.130%**†† (D)	90,211,020	87,261

Total Affiliated Partnership (Cost $90,211) ($ Thousands)		87,261

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	8,480,345	8,480

Total Cash Equivalent (Cost $8,480) ($ Thousands)		8,480

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (E)(F) — 0.4%
U.S. Treasury Bills
0.065%, 06/28/12	$627	$627
0.054%, 12/15/11	585	585

Total U.S. Treasury Obligations (Cost $1,212) ($ Thousands)		1,212

Total Investments — 133.0% (Cost $414,918) ($ Thousands)		$365,848

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	94	Dec-2011	$(247)

For the period ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $275,101 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 was $84,713 ($ Thousands).

(B)	Securities considered illiquid and restricted. The total market value of such securities as of September 30, 2011 was $252 ($ Thousands) and represented 0.09% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2011 was $252 ($ Thousands) and represented 0.09% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2011 was $87,261 ($ Thousands).

(E)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or have been rounded to $0.

5	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Small Cap Growth Fund

September 30, 2011

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$268,643	$—	$252	$268,895
Warrants	—	—	—	—
Affiliated Partnership	—	87,261	—	87,261
Cash Equivalent	8,480	—	—	8,480
U.S. Treasury Obligations	—	1,212	—	1,212

Total Investments in Securities	$277,123	$88,473	$252	$365,848

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(247)	$—	$—	$(247)

Total Other Financial Instruments	$(247)	$—	$—	$(247)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2010	$403
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(296)
Net purchases/sales	—
Net transfer in and/or out of Level 3	145

Ending balance as of September 30, 2011	$252

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(296)

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Small / Mid Cap Fund‡

September 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Consumer Discretionary — 14.9%
Aaron’s	2,100	$53
Abercrombie & Fitch, Cl A	2,400	148
Aeropostale*	2,250	24
AFC Enterprises* (A)	33,657	398
AMC Networks, Cl A*	7,100	227
American Axle & Manufacturing Holdings*	3,600	27
American Eagle Outfitters	46,089	540
American Greetings, Cl A (A)	32,330	598
America’s Car-Mart*	1,300	38
Amerigon* (A)	3,300	42
Ameristar Casinos	26,278	422
ANN* (A)	14,503	331
Arbitron	800	26
Asbury Automotive Group*	2,900	48
Ascena Retail Group*	1,700	46
Ascent Media, Cl A*	1,500	59
Autoliv (A)	9,302	451
Autonation* (A)	1,905	62
Bally Technologies*	3,100	84
Barnes & Noble	2,584	31
Belo, Cl A	27,708	136
Big Lots*	14,500	505
Biglari Holdings*	90	27
BJ’s Restaurants* (A)	5,100	225
Blue Nile*	3,022	107
Bob Evans Farms	1,700	48
Boyd Gaming* (A)	3,600	18
Brinker International	15,400	322
Brown Shoe (A)	2,700	19
Brunswick (A)	26,520	372
Buffalo Wild Wings*	9,631	576
Cabela’s* (A)	1,900	39
Callaway Golf (A)	29,978	155
Capella Education* (A)	700	20
Carmax*	6,801	162
Carter’s* (A)	2,200	67
Cato, Cl A (A)	9,700	219
Central European Media Enterprises, Cl A*	700	6
Cheesecake Factory* (A)	16,450	405
Chico’s FAS	74,157	848
Childrens Place Retail Stores*	9,535	444
Cinemark Holdings (A)	15,410	291
Coinstar*	1,200	48
Columbia Sportswear (A)	5,960	277
Cooper Tire & Rubber	40,036	436
Core-Mark Holding*	7,675	235
Cracker Barrel Old Country Store (A)	600	24
CROCS* (A)	22,913	542
Dana Holding*	3,100	33
Deckers Outdoor*	4,770	445
DeVry	1,000	37
Dick’s Sporting Goods*	12,500	418
Dillard’s, Cl A	3,400	148
DineEquity*	800	31
Dollar Tree*	7,302	549
Domino’s Pizza*	1,600	44

Description	Shares	Market Value ($ Thousands)

Domino’s Pizza UK & IRL	64,783	$450
DR Horton	6,100	55
DreamWorks Animation SKG, Cl A*	600	11
DSW, Cl A	14,079	650
Dufry	2,853	251
Eastman Kodak* (A)	20,965	16
Estacio Participacoes	19,605	172
Ethan Allen Interiors (A)	10,864	148
Exide Technologies*	2,925	12
Expedia	6,400	165
Express	25,500	517
Foot Locker	2,900	58
Fossil*	1,503	122
GameStop, Cl A*	12,600	291
Gannett	14,400	137
Gap	18,002	292
Genesco* (A)	3,700	191
Gentex	2,600	62
GNC Holdings, Cl A*	16,680	336
Goodyear Tire & Rubber*	6,100	62
Group 1 Automotive	1,724	61
Guess?	1,400	40
Hanesbrands*	28,100	703
Harley-Davidson	7,055	242
Harman International Industries	1,600	46
Harte-Hanks	1,800	15
Helen of Troy*	2,400	60
hhgregg* (A)	13,843	135
Hibbett Sports*	10,000	339
Hillenbrand	2,500	46
HOT Topic	4,814	37
Iconix Brand Group*	1,300	21
Insight Enterprises* (A)	9,500	144
International Game Technology	11,848	172
International Speedway, Cl A	7,252	166
Interpublic Group	48,639	350
iRobot*	1,700	43
Isle of Capri Casinos*	3,300	16
ITT Educational Services* (A)	700	40
J. Crew*	500	—
Jakks Pacific (A)	12,500	237
Jarden	2,100	59
John Wiley & Sons, Cl A	900	40
Jones Group	51,242	472
JOS A Bank Clothiers*	1,000	47
Journal Communications, Cl A* (A)	39,400	117
K12* (A)	14,500	369
KB Home	9,261	54
Lamar Advertising, Cl A*	1,300	22
Lear	2,700	116
Leggett & Platt	2,000	40
Lennar, Cl A	2,600	35
Liberty Media - Starz, Cl A*	600	38
Life Time Fitness* (A)	11,800	435
Lincoln Educational Services	10,300	83
Lions Gate Entertainment*	10,321	71
Live Nation*	5,200	42
LKQ*	13,200	319
Lululemon Athletica*	4,999	243

1	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Small / Mid Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Lumber Liquidators Holdings* (A)	19,300	$291
Madison Square Garden, Cl A*	1,900	43
Matthews International, Cl A	1,200	37
MDC Holdings	2,000	34
Men’s Wearhouse (A)	20,288	529
Meredith (A)	12,060	273
Meritage Homes*	1,800	27
Modine Manufacturing* (A)	2,100	19
Mohawk Industries*	1,400	60
Monro Muffler	1,600	53
Morningstar (A)	300	17
National CineMedia	30,433	442
National Presto Industries	100	9
New York Times, Cl A*	14,227	83
Newell Rubbermaid	45,596	541
NVR*	100	60
Office Depot*	11,200	23
OfficeMax*	6,223	30
O’Reilly Automotive*	10,410	694
Orient-Express Hotels, Cl A* (A)	44,000	304
Overstock.com*	598	5
Oxford Industries	1,400	48
Pandora Media*	16,400	240
Panera Bread, Cl A*	3,700	384
Peet’s Coffee & Tea*	1,000	56
Penn National Gaming*	1,300	43
Penske Auto Group (A)	1,800	29
PEP Boys-Manny Moe & Jack (A)	36,863	364
PetSmart	1,700	72
PF Chang’s China Bistro	400	11
Pinnacle Entertainment*	28,725	261
Polaris Industries	1,000	50
Pool	2,100	55
Pulte Homes*	25,508	101
PVH	1,100	64
RadioShack	17,600	204
Red Robin Gourmet Burgers*	800	19
Regal Entertainment Group, Cl A	1,592	19
Regis (A)	45,363	639
Royal Caribbean Cruises	11,776	255
Ruby Tuesday* (A)	24,600	176
Rue21* (A)	11,230	255
Ryland Group (A)	17,500	186
Saks*	3,587	31
Sally Beauty Holdings*	1,200	20
Sauer-Danfoss*	1,700	49
Scholastic (A)	4,931	138
Scientific Games, Cl A*	19,972	142
Select Comfort*	34,400	481
Service International	6,700	61
Shutterfly* (A)	24,080	992
Signet Jewelers	3,000	101
Sinclair Broadcast Group, Cl A	21,800	156
Skechers U.S.A., Cl A*	7,869	110
Skullcandy*	14,100	199
Snap-on	800	36
Sotheby’s (A)	1,400	39
Stage Stores (A)	17,500	243
Standard-Pacific*	4,600	11
Steven Madden*	6,545	197
Stewart Enterprises, Cl A (A)	2,900	17

Description	Shares	Market Value ($ Thousands)

Strayer Education	200	$15
Tempur-Pedic International* (A)	22,074	1,161
Tenneco*	900	23
Texas Roadhouse, Cl A	45,380	600
Thor Industries	700	16
Toll Brothers*	2,600	38
Tractor Supply	8,000	500
True Religion Apparel*	2,200	59
TRW Automotive Holdings*	2,997	98
Tupperware Brands	9,914	533
Ulta Salon Cosmetics & Fragrance*	14,370	894
Under Armour, Cl A* (A)	600	40
Universal Technical Institute*	492	7
Urban Outfitters*	8,722	195
Vail Resorts	1,000	38
Valassis Communications*	1,800	34
WABCO Holdings*	1,500	57
Warnaco Group* (A)	700	32
Weight Watchers International	12,480	727
Whirlpool	5,900	295
Williams-Sonoma	1,200	37
WMS Industries*	31,409	552
Wolverine World Wide	700	23
World Wrestling Entertainment, Cl A	900	8
Wyndham Worldwide	4,822	137
Zumiez*	19,100	334

		38,027

Consumer Staples — 4.1%
B&G Foods, Cl A	2,800	47
BJ’s Wholesale Club*	600	31
Boston Beer, Cl A* (A)	800	58
Cal-Maine Foods	1,100	35
Casey’s General Stores (A)	4,952	216
Central European Distribution*	1,200	8
Central Garden and Pet*	11,883	82
Central Garden and Pet, Cl A* (A)	19,092	135
Chefs’ Warehouse Holdings*	16,300	192
Chiquita Brands International* (A)	5,191	43
Church & Dwight	3,200	142
Constellation Brands, Cl A*	19,091	344
Corn Products International	10,574	415
Darling International* (A)	2,400	30
Dean Foods*	5,300	47
Diamond Foods (A)	10,111	807
Dole Food* (A)	15,966	160
Energizer Holdings*	1,900	126
Flowers Foods	3,000	58
Fresh Del Monte Produce (A)	10,000	232
Fresh Market*	6,870	262
Green Mountain Coffee Roasters* (A)	14,070	1,308
Hain Celestial Group*	1,700	52
Hansen Natural*	1,663	145
Herbalife	15,197	815
Imperial Sugar	8,306	53
J&J Snack Foods	7,280	350
Kroger	16,108	354

2	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Small / Mid Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Lancaster Colony (A)	1,200	$73
Molson Coors Brewing, Cl B	9,920	393
Nash Finch	1,000	27
Nu Skin Enterprises, Cl A	900	36
Omega Protein*	23,400	212
Pantry*	16,126	196
Prestige Brands Holdings*	19,011	172
Ralcorp Holdings*	1,000	77
Safeway	24,500	407
Sanderson Farms (A)	5,036	239
Schiff Nutrition International* (A)	2,200	24
Seneca Foods, Cl A* (A)	449	9
Snyders-Lance (A)	800	17
Spartan Stores	28,075	434
Spectrum Brands Holdings*	1,100	26
SUPERVALU	17,700	118
SYSCO	11,158	289
TreeHouse Foods* (A)	1,800	111
United Natural Foods* (A)	15,547	576
Universal	5,400	194
USANA Health Sciences* (A)	400	11
Vector Group	3,197	55
WD-40	400	16
Weis Markets (A)	5,100	189

		10,448

Energy — 5.5%
Arch Coal	2,167	32
Atlas Energy*	2,541	—
ATP Oil & Gas* (A)	1,700	13
Atwood Oceanics*	13,590	467
Berry Petroleum, Cl A	16,545	585
Bill Barrett* (A)	7,570	274
Brigham Exploration*	2,900	73
Bristow Group	3,700	157
Cabot Oil & Gas	5,864	363
CARBO Ceramics	4,130	423
Carrizo Oil & Gas* (A)	13,020	281
Clayton Williams Energy*	2,200	94
Clean Energy Fuels*	2,390	27
Cobalt International Energy*	851	7
Complete Production Services*	36,070	680
Contango Oil & Gas* (A)	500	27
Core Laboratories	981	88
Crosstex Energy	1,274	17
CVR Energy* (A)	2,700	57
Dresser-Rand Group*	1,300	53
Dril-Quip* (A)	15,693	846
Energen	2,800	114
Energy XXI Bermuda*	640	14
EQT	5,289	282
EXCO Resources	3,300	35
Exterran Holdings*	1,510	15
Global Industries*	7,700	61
Golar LNG (A)	3,200	102
Goodrich Petroleum* (A)	20,248	239
Gulf Island Fabrication	1,700	35
Gulfmark Offshore, Cl A*	15,451	562
Helix Energy Solutions Group*	1,800	24
Helmerich & Payne	2,821	115
Hercules Offshore*	9,373	27
HollyFrontier	14,298	375

Description	Shares	Market Value ($ Thousands)

Hornbeck Offshore Services* (A)	13,250	$330
ION Geophysical*	50,010	237
Key Energy Services* (A)	48,773	463
Kodiak Oil & Gas*	7,600	40
Magnum Hunter Resources* (A)	72,515	240
McMoRan Exploration*	5,900	59
Murphy Oil	5,830	257
Nabors Industries*	14,880	182
Newfield Exploration*	6,177	245
Newpark Resources*	9,960	61
Northern Oil And Gas*	9,385	182
Oasis Petroleum*	12,600	281
Oceaneering International	11,800	417
Oil States International*	6,100	311
Overseas Shipholding Group	1,426	20
Panhandle Oil and Gas, Cl A	600	17
Parker Drilling*	7,556	33
Patterson-UTI Energy	4,000	69
Penn Virginia	1,300	7
Petroquest Energy*	2,715	15
Pioneer Drilling*	1,400	10
Pioneer Natural Resources	4,364	287
Plains Exploration & Production*	3,200	73
Quicksilver Resources*	2,900	22
Range Resources	4,726	276
Resolute Energy*	25,300	287
RigNet*	519	8
Rosetta Resources* (A)	13,210	452
Rowan*	2,496	75
SandRidge Energy* (A)	10,700	60
SEACOR Holdings	500	40
SM Energy	6,290	382
Stone Energy* (A)	16,100	261
Superior Energy Services*	1,300	34
Swift Energy*	14,139	344
Tesoro*	23,300	454
Tidewater	9,070	381
USEC* (A)	51,000	82
Vaalco Energy*	9,250	45
W&T Offshore	13,700	189
Western Refining* (A)	21,700	270
Willbros Group* (A)	1,500	6
World Fuel Services	1,200	39

		14,107

Financials — 17.6%
1st Source	2,900	60
Acadia Realty Trust †	1,500	28
Advance America Cash Advance Centers (A)	32,400	238
Affiliated Managers Group*	4,400	343
Alexander’s †	100	36
Alexandria Real Estate Equities †	1,100	68
Allied World Assurance Holdings	4,300	231
Alterra Capital Holdings	2,300	44
American Assets Trust †	2,500	45
American Campus Communities †	1,000	37
American Capital*	8,900	61
American Capital Agency †	1,900	51
American Equity Investment Life Holding	4,000	35
American Financial Group	13,800	429

3	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Small / Mid Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

American National Insurance	700	$48
Ameriprise Financial	6,693	263
Amerisafe*	1,639	30
Anworth Mortgage Asset †	31,500	214
Apartment Investment & Management, Cl A †	1,800	40
Apollo Commercial Real Estate Finance †	2,950	39
Arch Capital Group*	900	29
Ares Capital	13,829	190
Argo Group International Holdings	8,007	227
Arthur J. Gallagher	1,800	47
Ashford Hospitality Trust †	4,800	34
Aspen Insurance Holdings	8,500	196
Associated Banc-Corp	3,600	33
Associated Estates Realty †	3,300	51
Assured Guaranty	6,000	66
Axis Capital Holdings	900	23
Banco Latinoamericano de Exportaciones, Cl E (A)	20,200	308
Bancorpsouth	9,351	82
Bank of Hawaii	900	33
Bank of the Ozarks	16,975	355
Berkshire Hills Bancorp	14,825	274
BioMed Realty Trust †	27,815	461
BlackRock Kelso Capital (A)	2,400	18
Boston Private Financial Holdings	23,259	137
Brandywine Realty Trust †	63,835	511
BRE Properties, Cl A †	1,000	42
Brookline Bancorp	1,200	9
Brown & Brown	1,000	18
Camden Property Trust †	600	33
Capstead Mortgage † (A)	1,900	22
Cardinal Financial (A)	15,212	131
Cardtronics*	25,636	588
Cathay General Bancorp	2,100	24
CBL & Associates Properties † (A)	41,801	475
Central Pacific Financial*	665	7
Chemical Financial	10,100	155
Chesapeake Lodging Trust †	3,000	36
Chimera Investment †	70,826	196
City National	500	19
CNA Financial	12,400	279
CNO Financial Group* (A)	55,868	302
CoBiz Financial	64,525	288
Colonial Properties Trust †	4,500	82
Comerica	16,021	368
Commerce Bancshares	1,527	53
CommonWealth †	13,100	248
Community Bank System (A)	11,300	256
Community Trust Bancorp	10,100	235
Cousins Properties † (A)	14,402	84
CubeSmart †	3,500	30
CVB Financial	38,403	295
CYS Investments †	4,400	53
DCT Industrial Trust †	9,100	40
DDR †	2,300	25
Delphi Financial Group, Cl A	1,100	24
DFC Global* (A)	2,400	52
Digital Realty Trust †	7,199	397

Description	Shares	Market Value ($ Thousands)

Dime Community Bancshares (A)	12,200	$124
Douglas Emmett †	1,400	24
Duke Realty †	6,624	70
DuPont Fabros Technology (A) †	15,030	296
E*Trade Financial*	2,100	19
Eagle Bancorp*	31,819	375
East West Bancorp	150	2
EastGroup Properties †	2,100	80
Eaton Vance (A)	3,729	83
Education Realty Trust †	70,188	603
Employers Holdings	23,504	300
Endurance Specialty Holdings	15,590	532
Enstar Group*	400	38
Entertainment Properties Trust † (A)	1,000	39
Equity Lifestyle Properties †	900	56
Equity One † (A)	15,951	253
Erie Indemnity, Cl A	2,000	142
Essex Property Trust †	4,344	521
Evercore Partners, Cl A	700	16
Everest Re Group	4,400	349
Excel Trust †	38,747	373
Extra Space Storage †	2,600	48
FBL Financial Group, Cl A (A)	2,500	67
Federal Realty Investment Trust †	500	41
Federated Investors, Cl B	29,476	517
FelCor Lodging Trust* † (A)	6,100	14
Fidelity National Financial, Cl A	3,700	56
Fifth Street Finance (A)	11,008	103
Fifth Third Bancorp	48,019	485
First American Financial	3,200	41
First BanCorp*	1,660	5
First Cash Financial Services*	1,400	59
First Financial Bancorp (A)	10,290	142
First Financial Bankshares	900	24
First Horizon National	61,673	368
First Industrial Realty Trust* †	4,500	36
First Midwest Bancorp	31,055	227
First Niagara Financial Group	8,420	77
First Potomac Realty Trust †	34,625	432
FirstMerit (A)	54,738	622
Flagstone Reinsurance Holdings	6,300	49
Flushing Financial	1,600	17
FNB (Pennsylvania) (A)	11,200	96
Forest City Enterprises, Cl A*	3,300	35
Franklin Street Properties † (A)	5,100	58
Fulton Financial	4,400	34
GAMCO Investors, Cl A	400	16
Getty Realty † (A)	3,100	45
GFI Group	37,700	152
Glimcher Realty Trust †	5,600	40
Government Properties Income Trust †	2,000	43
Green Dot, Cl A*	1,108	35
Greenhill	4,700	134
Greenlight Capital Re*	1,000	21
Hampton Roads Bankshares*	1,561	7
Hancock Holding (A)	27,756	743
Hanover Insurance Group	16,350	580
Harleysville Group (A)	5,446	321
Hatteras Financial †	1,900	48
HCC Insurance Holdings	1,700	46

4	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Small / Mid Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Healthcare Realty Trust †	3,400	$57
Hercules Technology Growth Capital	7,354	63
Hersha Hospitality Trust, Cl A † (A)	4,600	16
Highwoods Properties † (A)	13,220	374
Home Properties † (A)	400	23
Horace Mann Educators (A)	20,593	235
Hospitality Properties Trust †	21,600	459
Host Hotels & Resorts †	24,374	267
Huntington Bancshares	102,300	491
IBERIABANK (A)	12,616	594
Independent Bank (A)	800	17
Infinity Property & Casualty (A)	5,937	312
Inland Real Estate †	8,500	62
Invesco Mortgage Capital †	2,400	34
Investors Real Estate Trust †	1,800	13
Janus Capital Group	1,700	10
Jefferies Group	900	11
Jones Lang LaSalle	470	25
Justice Holdings*	22,019	323
KBW (A)	700	10
Kemper	13,200	316
Kilroy Realty †	1,275	40
Knight Capital Group, Cl A* (A)	35,263	429
LaSalle Hotel Properties † (A)	19,425	373
Lexington Realty Trust †	38,167	250
Liberty Property Trust †	14,285	416
LTC Properties †	2,500	63
Macerich †	3,201	136
Mack-Cali Realty †	1,500	40
Markel*	100	36
MarketAxess Holdings (A)	4,077	106
MB Financial	2,400	35
MBIA* (A)	5,600	41
MCG Capital	7,700	30
Meadowbrook Insurance Group (A)	65,822	586
Medical Properties Trust † (A)	5,500	49
Mercury General	500	19
MF Global Holdings*	5,200	21
MFA Financial †	95,106	668
Mid-America Apartment Communities †	10,383	625
Montpelier Re Holdings	18,100	320
Moody’s (A)	17,519	533
MSCI, Cl A*	2,800	85
National Financial Partners*	27,380	299
National Health Investors † (A)	800	34
National Penn Bancshares	32,651	229
National Retail Properties † (A)	16,600	446
National Western Life Insurance, Cl A	200	27
Navigators Group*	800	35
NBT Bancorp (A)	800	15
Nelnet, Cl A	932	17
Netspend Holdings*	15,000	77
Northfield Bancorp (A)	800	11
Northwest Bancshares	4,100	49
Ocwen Financial* (A)	4,200	55
Old National Bancorp (A)	46,891	437
Old Republic International	4,000	36

Description	Shares	Market Value ($ Thousands)

Omega Healthcare Investors †	5,100	$81
One Liberty Properties †	140	2
Oriental Financial Group	13,000	126
Oritani Financial	4,100	53
Pacific Capital Bancorp*	7,106	181
PacWest Bancorp (A)	16,092	224
Park National (A)	300	16
Parkway Properties †	16,600	183
PartnerRe	7,619	398
Pebblebrook Hotel Trust †	2,300	36
PennantPark Investment	4,200	37
Pennsylvania † (A)	27,100	209
PHH* Platinum Underwriters	1,000	16
Holdings (A)	18,719	576
Popular*	46,600	70
Portfolio Recovery Associates* (A)	400	25
Post Properties †	1,200	42
PrivateBancorp, Cl A	8,400	63
ProAssurance (A)	15,772	1,136
Prospect Capital	5,940	50
Prosperity Bancshares	12,955	423
Protective Life	1,100	17
Provident Financial Services	13,609	146
PS Business Parks †	800	40
RAIT Financial Trust † (A)	13,999	47
Ramco-Gershenson Properties †	2,300	19
Raymond James Financial	1,500	39
Rayonier †	1,200	44
Realty Income †	1,400	45
Redwood Trust † (A)	1,200	13
Regency Centers †	700	25
Regions Financial	49,700	166
Reinsurance Group of America, Cl A	12,333	567
RenaissanceRe Holdings	700	45
Resource Capital † (A)	2,600	13
RLI	800	51
S&T Bancorp (A)	5,000	81
Sabra Health Care REIT †	2,365	23
Safeguard Scientifics*	30,602	459
Sandy Spring Bancorp	16,073	235
Senior Housing Properties Trust †	5,420	117
Signature Bank NY* (A)	18,612	888
Solar Capital	9,642	194
Sovran Self Storage †	1,800	67
StanCorp Financial Group	11,800	325
Starwood Property Trust †	2,300	39
Sterling Financial*	9,178	114
Stifel Financial*	11,600	308
Strategic Hotels & Resorts* †	8,200	35
Sun Communities † (A)	1,400	49
Sunstone Hotel Investors* †	5,100	29
SVB Financial Group* (A)	11,882	440
SWS Group	39,800	187
Synovus Financial (A)	145,973	156
Tanger Factory Outlet Centers † (A)	2,000	52
Taubman Centers †	1,400	70
TCF Financial (A)	57,711	529
Texas Capital Bancshares*	2,000	46

5	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Small / Mid Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Tower Bancorp	900	$19
Tower Group	2,965	68
Transatlantic Holdings	1,300	63
Trustmark (A)	900	16
Two Harbors Investment †	4,900	43
UDR †	1,400	31
Umpqua Holdings	1,200	11
United Bankshares (A)	4,300	86
United Fire & Casualty (A)	4,000	71
Unum Group	36,883	773
Validus Holdings	10,400	259
Valley National Bancorp (A)	6,410	68
ViewPoint Financial Group	3,900	45
Waddell & Reed Financial, Cl A	900	23
Walter Investment Management	1,157	27
Washington Federal	1,500	19
Washington Real Estate Investment Trust † (A)	2,400	68
Webster Financial	28,880	442
Weingarten Realty Investors †	1,600	34
WesBanco (A)	12,800	222
Westamerica Bancorporation	900	34
Western Alliance Bancorp*	54,635	299
White Mountains Insurance Group	100	41
Willis Group Holdings	10,038	345
Wintrust Financial (A)	600	15
World Acceptance* (A)	800	45
WR Berkley	5,400	160
WSFS Financial	6,168	195
Zions Bancorporation	56,804	799

		44,828

Health Care — 12.8%
Abaxis*	1,600	37
Accuray* (A)	4,734	19
Affymax* (A)	2,452	11
Affymetrix* (A)	4,300	21
Air Methods*	600	38
Alere*	1,800	35
Alexion Pharmaceuticals*	8,391	538
Align Technology*	3,800	58
Alkermes*	4,000	61
Allscripts Healthcare Solutions*	39,870	719
Amarin ADR*	26,600	245
Amedisys*	4,911	73
AMERIGROUP*	800	31
AmerisourceBergen	6,974	260
Amsurg* (A)	11,000	247
Amylin Pharmaceuticals*	3,200	30
Ardea Biosciences*	14,619	228
Ariad Pharmaceuticals*	26,400	232
Arqule*	28,600	144
Arthrocare*	2,478	71
athenahealth* (A)	1,600	95
AVEO Pharmaceuticals*	10,300	159
BioMarin Pharmaceuticals*	2,100	67
Bio-Reference Labs*	1,000	18
Brookdale Senior Living, Cl A*	1,700	21
Caliper Life Sciences*	7,700	80
Capital Senior Living*	200	1
CareFusion*	21,325	511

Description	Shares	Market Value ($ Thousands)

Catalyst Health Solutions*	28,804	$1,662
Centene*	14,800	424
Cepheid*	10,800	419
Charles River Laboratories International*	700	20
Chemed	800	44
Computer Programs & Systems	800	53
Conmed*	15,680	361
Cooper	9,910	784
Covance*	12,553	570
Coventry Health Care*	37,538	1,081
Cubist Pharmaceuticals* (A)	2,000	71
Cyberonics* (A)	21,967	622
DexCom*	3,400	41
Emdeon, Cl A*	4,400	83
Emergent Biosolutions*	1,200	19
Emeritus* (A)	1,400	20
Endo Pharmaceuticals Holdings*	11,265	315
Enzon Pharmaceuticals* (A)	2,600	18
Exelixis* (A)	27,980	153
Forest Laboratories*	6,700	206
Gen-Probe*	13,750	787
Gentiva Health Services* (A)	700	4
Geron* (A)	8,900	19
Greatbatch*	16,155	323
Haemonetics*	800	47
Halozyme Therapeutics* (A)	2,500	15
HCA Holdings*	11,855	239
Health Management Associates, Cl A*	27,684	192
Health Net*	1,800	43
Healthsouth* (A)	36,263	541
Healthspring* (A)	11,500	419
Healthways*	3,400	33
HeartWare International*	4,360	281
Hill-Rom Holdings	1,400	42
HMS Holdings*	22,600	551
Hologic*	26,751	407
Human Genome Sciences*	4,900	62
Humana	5,500	400
Idexx Laboratories* (A)	1,000	69
Immunogen*	19,100	209
Impax Laboratories*	13,700	245
Incyte* (A)	29,520	412
Insulet*	15,310	234
InterMune*	6,100	123
Invacare	13,822	318
IPC The Hospitalist*	9,600	343
Ironwood Pharmaceuticals, Cl A*	30,360	328
Isis Pharmaceuticals* (A)	3,300	22
Kindred Healthcare*	3,321	29
Kinetic Concepts*	1,802	119
LHC Group*	500	9
LifePoint Hospitals*	11,632	426
Lincare Holdings	1,800	40
Magellan Health Services*	12,250	592
MAKO Surgical*	6,900	236
MannKind* (A)	9,300	35
MAP Pharmaceuticals*	10,800	158
Masimo	1,600	35
Maxygen	2,900	16
MedAssets*	6,270	60

6	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Small / Mid Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Medcath*	6,300	$87
Medicis Pharmaceutical, Cl A	900	33
Mednax*	10,800	676
Meridian Bioscience	2,500	39
Merit Medical Systems*	3,125	41
Metropolitan Health Networks* (A)	46,200	210
Mettler Toledo International*	500	70
Micromet*	9,600	46
Momenta Pharmaceuticals*	5,105	59
MWI Veterinary Supply*	4,082	281
Myriad Genetics*	2,200	41
Nektar Therapeutics* (A)	9,000	44
Neogen* (A)	900	31
NPS Pharmaceuticals*	23,800	155
NuVasive*	13,830	236
NxStage Medical*	19,000	396
Obagi Medical Products* (A)	1,600	15
Omnicare (A)	3,200	81
Omnicell* (A)	1,300	18
Onyx Pharmaceuticals* (A)	10,170	305
Optimer Pharmaceuticals*	13,100	181
Orthofix International*	8,310	287
Owens & Minor (A)	950	27
Par Pharmaceutical*	7,200	192
Parexel International* (A)	22,710	430
Patterson	12,186	349
PDL BioPharma (A)	45,115	250
PerkinElmer	2,800	54
Pharmaceutical Product Development	24,820	637
Pharmacyclics*	11,400	135
Pharmasset*	3,660	302
PharMerica* (A)	10,000	143
PSS World Medical* (A)	1,400	28
QIAGEN*	4,760	66
Quest Diagnostics	6,723	332
Regeneron Pharmaceuticals*	2,328	136
ResMed*	3,577	103
Salix Pharmaceuticals* (A)	30,704	909
Sciclone Pharmaceuticals* (A)	41,200	157
Seattle Genetics* (A)	20,800	397
Select Medical Holdings* (A)	6,100	41
Sirona Dental Systems*	19,386	822
SonoSite*	1,500	46
STERIS	20,169	590
SXC Health Solutions*	20,340	1,133
Symmetry Medical*	1,500	12
Techne	900	61
Tenet Healthcare*	14,100	58
Theravance* (A)	1,400	28
Thoratec*	1,500	49
Tornier BV*	16,361	335
United Therapeutics*	459	17
Universal Health Services, Cl B	1,700	58
US Physical Therapy	900	17
Vertex Pharmaceuticals*	2,500	111
Viropharma*	2,500	45
Volcano* (A)	24,720	732
WellCare Health Plans* (A)	11,100	422
West Pharmaceutical Services	1,100	41

Description	Shares	Market Value ($ Thousands)

WuXi PharmaTech Cayman ADR*	16,400	$191
Zoll Medical*	13,680	516

		32,783

Industrials — 15.6%
AAON	2,250	35
AAR (A)	1,100	18
ABM Industries	2,100	40
Acacia Research - Acacia Technologies*	1,500	54
ACCO Brands* (A)	18,200	87
Actuant, Cl A	21,545	426
Acuity Brands (A)	500	18
Advisory Board* (A)	15,030	970
Aecom Technology*	12,380	219
Aerovironment*	1,600	45
AGCO*	27,962	967
Aircastle	31,832	303
Alaska Air Group*	800	45
Albany International, Cl A (A)	11,100	203
Alliant Techsystems	715	39
American Superconductor*	5,422	21
Ametek	12,906	426
Ampco-Pittsburgh (A)	8,000	164
AMR*	4,000	12
AO Smith	1,100	35
Arkansas Best (A)	900	14
Atlas Air Worldwide Holdings*	7,300	243
Avery Dennison	11,860	297
Barnes Group (A)	1,100	21
BE Aerospace*	23,260	770
Beacon Roofing Supply*	20,988	336
Belden (A)	19,720	509
Blount International*	5,419	72
Brady, Cl A (A)	18,946	501
Briggs & Stratton (A)	13,290	180
Brink’s	3,100	72
Calgon Carbon*	5,791	84
Carlisle	1,800	57
Chart Industries*	11,511	485
Chicago Bridge & Iron	80	2
Cintas	11,431	322
Clarcor	1,200	50
Clean Harbors* (A)	5,043	259
Colfax* (A)	7,500	152
Con-way	600	13
Copa Holdings, Cl A	9,350	573
Copart*	1,200	47
Corporate Executive Board	1,100	33
Corrections Corp of America*	33,910	769
CoStar Group*	10,500	546
Courier (A)	5,144	34
Covanta Holding	3,100	47
Crane	600	21
Cubic	7,699	301
Curtiss-Wright	900	26
Deluxe (A)	11,400	212
DigitalGlobe* (A)	29,290	569
Dollar Thrifty Automotive Group*	2,333	131
Donaldson	900	49
Dover	6,999	326

7	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Small / Mid Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

EMCOR Group (A)	33,032	$672
EnergySolutions*	3,600	13
EnerNOC* (A)	1,300	12
EnPro Industries* (A)	5,991	178
ESCO Technologies	19,513	498
Esterline Technologies*	800	42
Flowserve	3,748	277
Fluor	6,146	286
Forward Air (A)	4,163	106
Franklin Electric (A)	5,485	199
FTI Consulting*	1,400	51
G&K Services	23,863	609
Gardner Denver	600	38
GATX	700	22
Generac Holdings*	4,034	76
General Cable*	6,306	147
Genesee & Wyoming, Cl A*	8,100	377
Geo Group* (A)	28,280	525
GeoEye* (A)	700	20
Gorman-Rupp (A)	1,562	39
Graco	600	21
GrafTech International*	2,200	28
Granite Construction (A)	5,570	105
Great Lakes Dredge & Dock	3,253	13
Harsco	3,200	62
Hawaiian Holdings*	38,385	161
Heartland Express	2,631	36
HEICO	1,409	69
Heidrick & Struggles International (A)	411	7
Herman Miller	1,500	27
Hertz Global Holdings*	4,900	44
Hexcel* (A)	26,190	580
Higher One Holdings*	3,956	64
HNI (A)	3,926	75
HUB Group, Cl A*	1,400	39
IDEX	17,840	556
IHS, Cl A*	800	60
II-VI*	2,000	35
Interface, Cl A (A)	82,070	973
Interline Brands*	1,300	17
International Shipholding (A)	5,600	104
JB Hunt Transport Services	15,070	544
John Bean Technologies	12,327	176
Kadant* (A)	20,228	359
Kaman	2,096	58
Kansas City Southern*	13,786	689
Kaydon (A)	25,653	736
KBR	4,000	94
Kelly Services, Cl A	1,200	14
Kennametal	16,922	554
Keyw Holding*	27,400	195
Kirby*	10,200	537
Knight Transportation	11,400	152
Knoll	1,200	16
Landstar System	1,100	43
Layne Christensen*	1,000	23
LB Foster, Cl A	47	1
Lennox International (A)	2,400	62
Lincoln Electric Holdings	14,346	416
Localiza Rent a Car	15,410	206
Manitowoc	1,690	11

Description	Shares	Market Value ($ Thousands)

Marten Transport	15,090	$260
MasTec*	5,300	93
Mcgrath Rentcorp	1,900	45
Meritor* (A)	31,430	222
Middleby* (A)	5,000	352
Miller Industries	8,900	154
Moog, Cl A*	22,795	744
MSC Industrial Direct, Cl A	700	39
Mueller Industries	500	19
Mueller Water Products, Cl A	6,176	15
NACCO Industries, Cl A (A)	400	25
Navistar International*	1,800	58
Nordson	1,300	52
Northwest Pipe*	7,640	155
Old Dominion Freight Line* (A)	14,740	427
Orbital Sciences* (A)	9,117	117
Orion Marine Group* (A)	19,282	111
Oshkosh Truck*	8,700	137
Owens Corning*	2,900	63
Pall	4,405	187
Pentair	500	16
Quanex Building Products	19,910	218
Quanta Services*	3,656	69
RBC Bearings*	11,200	381
Regal-Beloit	600	27
Republic Services	16,601	466
Resources Connection	2,600	25
Robbins & Myers	12,710	441
Robert Half International	1,400	30
Roper Industries	7,842	540
RPX*	16,400	340
RR Donnelley & Sons	15,000	212
RSC Holdings*	1,700	12
Ryder System	8,900	334
School Specialty* (A)	14,116	101
Sensata Technologies Holding*	15,868	420
Shaw Group*	630	14
Simpson Manufacturing	14,300	357
Skywest (A)	11,800	136
Spirit Aerosystems Holdings, Cl A*	13,584	217
SPX	600	27
Standex International (A)	6,700	209
Steelcase, Cl A	4,600	29
Swisher Hygiene*	7,621	31
SYKES Enterprises*	26,768	400
TAL International Group (A)	18,395	459
Teledyne Technologies*	14,148	691
Teleflex (A)	12,292	661
Terex*	1,108	11
Tetra Tech*	30,095	564
Thermon Group Holdings*	18,200	252
Thomas & Betts*	1,000	40
Timken	1,200	39
Toro	700	35
Towers Watson, Cl A	13,688	818
TransDigm Group*	500	41
Trex* (A)	12,451	200
Triumph Group (A)	4,215	205
TrueBlue*	32,900	373
Tutor Perini	3,700	42

8	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Small / Mid Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Unifirst	644	$29
United Rentals*	45,520	766
United Stationers (A)	10,000	272
Universal Forest Products	1,908	46
URS*	8,200	243
USG*	1,100	7
UTI Worldwide	2,500	33
Valmont Industries	4,300	335
Vicor	2,300	20
Wabtec	1,800	95
Waste Connections	1,800	61
Watsco (A)	600	31
Watts Water Technologies, Cl A (A)	6,337	169
Werner Enterprises	1,900	40
WESCO International*	10,331	347
Woodward	1,580	43
Zipcar* (A)	4,449	80

		39,774

Information Technology — 16.4%
ACI Worldwide*	2,927	81
Acme Packet*	16,139	687
Active Network*	5,384	79
Adobe Systems*	14,432	349
Adtran (A)	30,505	807
Advanced Energy Industries*	1,400	12
Advent Software* (A)	1,000	21
Alliance Data Systems* (A)	1,000	93
Analog Devices	9,903	309
Ancestry.com*	2,670	63
Anixter International (A)	500	24
Ansys*	14,386	705
AOL*	2,700	32
Applied Micro Circuits* (A)	42,890	230
Ariba*	17,570	487
Arris Group*	7,200	74
Arrow Electronics*	1,900	53
Aruba Networks* (A)	28,060	587
Aspen Technology*	30,780	470
Atmel*	12,100	98
ATMI*	800	13
Avid Technology*	27,862	216
Avnet*	8,300	216
AVX	1,535	18
Benchmark Electronics*	26,482	345
Black Box	5,800	124
Blackbaud	1,000	22
Blackboard*	1,300	58
Blue Coat Systems*	4,810	67
Booz Allen Hamilton Holding, Cl A*	7,542	112
Bottomline Technologies*	2,964	60
Broadridge Financial Solutions	1,700	34
BroadSoft* (A)	13,140	399
Brocade Communications Systems*	153,664	664
CACI International, Cl A* (A)	4,024	201
Cadence Design Systems* (A)	86,320	798
Cavium* (A)	8,520	230
Checkpoint Systems*	1,100	15
Ciena* (A)	1,200	13

Description	Shares	Market Value ($ Thousands)

Cognex	1,400	$38
Coherent*	8,586	369
CommVault Systems*	1,400	52
Computer Sciences	5,000	134
Comtech Telecommunications	11,363	319
Concur Technologies* (A)	9,160	341
Constant Contact*	800	14
Convergys* (A)	16,700	157
CoreLogic*	1,800	19
Cornerstone OnDemand*	2,249	28
Cree*	1,902	49
CSG Systems International*	16,700	211
CTS	17,700	144
Cymer*	600	22
Cypress Semiconductor	19,445	291
DealerTrack Holdings*	26,937	422
Deltek* (A)	4,647	28
DG FastChannel* (A)	800	14
Dice Holdings*	30,800	241
Diebold	8,643	238
Digital River* (A)	29,682	615
Diodes*	1,800	32
DST Systems	600	26
Earthlink	65,265	426
Echo Global Logistics*	1,761	24
EchoStar, Cl A*	2,900	66
Electronics for Imaging*	1,300	17
Emulex* (A)	37,444	240
Entegris*	40,900	261
Equinix*	800	71
Euronet Worldwide*	1,400	22
F5 Networks*	7,246	515
Factset Research Systems	800	71
Fair Isaac (A)	800	17
Fairchild Semiconductor International*	56,200	607
FARO Technologies*	1,300	41
FEI*	1,500	45
Finisar*	11,890	208
Flir Systems	2,400	60
Formfactor* (A)	1,169	7
Forrester Research (A)	15,500	504
Fortinet*	10,700	180
Gartner*	2,600	91
Genpact*	1,200	17
Global Payments	1,700	69
Harris	11,700	400
Heartland Payment Systems	3,000	59
Hittite Microwave* (A)	5,400	263
IAC*	17,100	676
Informatica*	7,000	287
Inphi*	21,340	187
Integrated Device Technology*	51,330	264
InterDigital	1,000	47
Intermec* (A)	27,699	180
International Rectifier*	14,100	263
Intersil, Cl A	4,300	44
IntraLinks Holdings*	1,130	9
IPG Photonics*	900	39
Ixia* (A)	25,300	194
j2 Global Communications	15,830	426
Jabil Circuit	41,010	730

9	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Small / Mid Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

JDA Software Group*	1,800	$42
JDS Uniphase*	2,700	27
Kla-Tencor	6,600	253
Lattice Semiconductor*	23,100	121
Lexmark International, Cl A*	6,100	165
Limelight Networks* (A)	1,566	4
Liquidity Services*	6,900	221
Littelfuse (A)	4,325	174
LivePerson*	27,618	275
LogMein*	8,083	268
LoopNet* (A)	1,700	29
Loral Space & Communications*	800	40
LSI Logic*	13,100	68
Magnachip Semiconductor*	16,200	109
Manhattan Associates*	4,119	136
Mantech International, Cl A	900	28
MAXIMUS	1,200	42
Measurement Specialties* (A)	2,900	75
Mellanox Technologies*	10,600	331
Mentor Graphics*	2,400	23
Methode Electronics (A)	2,700	20
Micrel	7,000	66
Micros Systems*	8,100	356
Microsemi*	2,832	45
MicroStrategy, Cl A*	3,350	382
Mindspeed Technologies*	24,090	125
Molex (A)	18,406	375
Monolithic Power Systems*	23,481	239
Monster Worldwide*	1,600	12
MTS Systems	1,000	31
NCR*	2,700	46
Netgear (A)*	18,380	476
Netlogic Microsystems*	7,900	380
Netscout Systems*	4,329	49
NetSuite* (A)	1,400	38
NeuStar, Cl A*	1,000	25
NIC	4,100	47
Novellus Systems*	1,600	44
Nuance Communications*	5,900	120
Omnivision Technologies* (A)	1,400	20
ON Semiconductor*	11,300	81
OpenTable (A)*	9,850	453
OSI Systems*	1,300	44
Parametric Technology* (A)	32,959	507
Pegasystems (A)	14,446	442
Photronics*	29,800	148
Plantronics (A)	1,100	31
Plexus*	1,500	34
PMC - Sierra*	8,500	51
Polycom* (A)	26,630	489
Power Integrations (A)	22,619	692
Pulse Electronics	19,700	56
QLIK Technologies*	36,088	782
QLogic*	150	2
Quality Systems	500	48
Rackspace Hosting*	2,100	72
Rambus*	1,900	27
RealNetworks (A)	2,800	24
RealPage*	6,300	129
RF Micro Devices*	7,340	47
Richardson Electronics	500	7
RightNow Technologies*	12,800	423

Description	Shares	Market Value ($ Thousands)

Riverbed Technology* (A)	17,961	$358
Rofin-Sinar Technologies* (A)	1,100	21
Rovi* (A)	2,724	117
Rubicon Technology*	404	4
S1*	3,900	36
SAIC*	27,800	328
Sapient	55,810	566
Scansource*	4,632	137
Seagate Technology	29,200	300
Semtech* (A)	3,100	65
Silicon Graphics International* (A)	2,400	29
Silicon Laboratories*	11,220	376
Skyworks Solutions* (A)	33,550	602
SolarWinds* (A)	52,259	1,151
Solera Holdings	900	45
Sonus Networks*	21,550	47
Standard Microsystems*	2,100	41
STEC*	3,349	34
SunPower, Cl A*	329	3
Symantec*	19,494	318
Synaptics* (A)	3,844	92
Synopsys*	30,164	735
Syntel (A)	16,435	710
Take-Two Interactive Software* (A)	2,400	31
Taleo, Cl A*	13,600	350
Tech Data*	8,900	385
Tekelec*	3,400	20
TeleTech Holdings*	5,391	82
Tellabs	22,081	95
Teradyne*	27,400	302
Tessera Technologies*	7,747	93
TIBCO Software*	24,000	537
TiVo*	2,000	19
TNS* (A)	13,401	252
Total System Services	2,800	47
Trimble Navigation*	1,830	61
TriQuint Semiconductor*	4,100	21
Tyler Technologies*	1,277	32
Ultimate Software Group* (A)	800	37
Ultra Clean Holdings*	34,755	149
Ultratech*	1,800	31
Unisys*	670	11
United Online (A)	29,700	155
Universal Display*	4,200	201
Valueclick* (A)	9,527	148
Varian Semiconductor Equipment Associates*	2,075	127
Vasco Data Security International (A)*	295	1
Veeco Instruments* (A)	3,965	97
Velti* (A)	10,863	72
VeriFone Holdings*	22,093	774
Viasat* (A)	1,100	37
Virtusa* (A)	1,600	21
Vishay Intertechnology* (A)	29,200	244
Vishay Precision Group*	192	2
VistaPrint*	900	24
Volterra Semiconductor*	2,100	40
WebMD Health, Cl A*	1,121	34
Websense*	2,994	52

10	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Small / Mid Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Westell Technologies, Cl A*	12,500	$27
Western Digital*	13,200	339
Wright Express* (A)	1,100	42
Xyratex (A)	23,178	215
Zebra Technologies, Cl A*	8,517	263

		41,798

Materials — 5.1%
Airgas	1,600	102
AK Steel Holding	5,745	38
Albemarle	4,500	182
Alcoa	17,069	163
Allegheny Technologies	10,910	404
Allied Nevada Gold*	543	19
AMCOL International (A)	1,500	36
Aptargroup	4,666	208
Ashland	2,600	115
Balchem	1,400	52
Ball	7,100	220
Bemis	11,768	345
Boise (A)	36,400	188
Buckeye Technologies	1,900	46
Cabot	2,980	74
Carpenter Technology	1,300	58
Century Aluminum*	5,100	46
Clearwater Paper*	800	27
Coeur d’Alene Mines*	3,300	71
Compass Minerals International	1,100	73
Crown Holdings*	4,800	147
Cytec Industries	5,285	186
Detour Gold*	11,600	304
Domtar	4,200	286
Eagle Materials	700	12
Eastman Chemical	6,400	439
Ferro*	24,227	149
Georgia Gulf*	3,300	46
Glatfelter (A)	1,700	23
Globe Specialty Metals	5,200	76
Greif, Cl A	4,143	178
H.B. Fuller	6,825	124
Hecla Mining*	8,100	43
Horsehead Holding* (A)	2,100	16
Huntsman	40,050	387
Innophos Holdings	14,754	588
International Flavors & Fragrances	900	51
Intrepid Potash*	21,358	531
Jaguar Mining*	6,405	30
James River Coal* (A)	26,220	167
Kaiser Aluminum (A)	2,571	114
Koppers Holdings	480	12
Martin Marietta Materials	700	44
Methanex	14,250	297
Minerals Technologies	6,944	342
Molycorp*	829	27
Nalco Holding	2,100	73
Noranda Aluminum Holding*	6,400	53
Nucor	9,743	308
Olin	2,200	40
OM Group* (A)	8,168	212
Owens-Illinois*	30,241	457
Packaging Corp of America	22,819	532

Description	Shares	Market Value ($ Thousands)

PolyOne (A)	73,490	$787
Reliance Steel & Aluminum	1,200	41
Rock-Tenn, Cl A	1,000	49
Rockwood Holdings*	1,000	34
Royal Gold	1,700	109
RPM International	3,100	58
RTI International Metals* (A)	21,518	502
Schnitzer Steel Industries, Cl A	400	15
Schulman A (A)	11,275	192
Schweitzer-Mauduit International (A)	7,185	401
Scotts Miracle-Gro, Cl A	1,500	67
Sensient Technologies (A)	14,515	472
Silgan Holdings	12,675	466
Solutia*	29,800	383
Sonoco Products	1,400	39
Steel Dynamics	29,600	294
Stillwater Mining* (A)	2,600	22
STR Holdings*	1,765	14
Temple-Inland	2,300	72
Texas Industries (A)	600	19
Thompson Creek Metals*	4,000	24
Titanium Metals	1,100	16
UFP Technologies*	13,800	199
US Gold*	4,734	19
Valspar	1,200	37
WR Grace*	1,400	47

		13,139

Telecommunication Services — 0.7%
AboveNet	10,556	566
Cincinnati Bell*	4,400	14
Clearwire, Cl A*	4,808	11
Consolidated Communications Holdings (A)	1,600	29
Global Crossing* (A)	1,400	33
Leap Wireless International*	3,400	23
Level 3 Communications*	37,700	56
MetroPCS Communications*	3,100	27
Neutral Tandem*	2,400	23
NII Holdings*	15,547	419
NTELOS Holdings	2,800	50
PAETEC Holding* (A)	6,400	34
Price Communication*	3,800	—
SBA Communications, Cl A*	3,100	107
tw telecom, Cl A*	5,300	87
USA Mobility (A)	15,500	205

		1,684

Utilities — 4.3%
AGL Resources	25,042	1,020
Allete	1,300	48
Alliant Energy	1,300	50
American States Water (A)	1,700	58
American Water Works	2,200	66
Aqua America	269	6
Atmos Energy	2,500	81
Avista (A)	15,500	370
Black Hills	700	21
California Water Service Group	2,800	50
CH Energy Group (A)	1,000	52
Chesapeake Utilities	7,396	297
Cleco (A)	1,600	55

11	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Small / Mid Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

CMS Energy (A)	18,100	$358
Constellation Energy Group	11,000	419
DPL	2,000	60
Dynegy, Cl A* (A)	12,014	49
Edison International	7,838	300
El Paso Electric	4,700	151
Empire District Electric (A)	4,400	85
GenOn Energy*	31,600	88
Great Plains Energy (A)	58,008	1,120
Hawaiian Electric Industries	4,800	116
Idacorp (A)	5,128	194
Integrys Energy Group	1,000	49
ITC Holdings	1,000	77
Laclede Group (A)	2,600	101
MDU Resources Group	5,300	102
MGE Energy (A)	1,600	65
New Jersey Resources	750	32
Nicor	900	50
Northeast Utilities	4,000	135
Northwest Natural Gas (A)	8,825	389
NorthWestern	2,600	83
NSTAR	1,100	49
NV Energy	3,400	50
OGE Energy	900	43
Otter Tail	1,800	33
Pepco Holdings	2,200	42
Piedmont Natural Gas	1,800	52
Pinnacle West Capital	4,800	206
PNM Resources	1,700	28
Portland General Electric (A)	58,302	1,381
SCANA	11,566	468
South Jersey Industries	88	5
Southern Union	2,400	97
Southwest Gas	10,045	363
TECO Energy	21,207	363
UGI	4,300	113
UIL Holdings (A)	13,375	440
Unisource Energy	1,300	47
Vectren	2,100	57
Westar Energy	6,710	177
WGL Holdings	10,580	413
Xcel Energy	14,988	370

		10,994

Total Common Stock (Cost $264,658) ($ Thousands)		247,582

EXCHANGE TRADED FUND — 0.0%
iShares Russell 2000 Index Fund	1,036	66
Total Exchange Traded Fund (Cost $85) ($ Thousands)		66

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

	Number of Rights

RIGHTS — 0.0%
Endo Pharmaceuticals	1,900	$—
First Bancorp Expires 11/01/11	1,660	—
Ligand Pharma Expires 01/05/12	29,750	—

Total Rights (Cost $—) ($Thousands)		—

	Number of Warrants

WARRANT — 0.0%
Magnum Hunter Resources Expires 08/29/14*	6,042	—

Total Warrant (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 15.5%
SEI Liquidity Fund, L.P.
0.130%**†† (B)	39,860,685	39,567

Total Affiliated Partnership (Cost $39,861) ($ Thousands)		39,567

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	8,452,373	8,452

Total Cash Equivalent (Cost $8,452) ($ Thousands)		8,452

U.S. TREASURY OBLIGATION (C)(D) — 0.4%
U.S. Treasury Bills
0.058%, 12/15/11	$1,000	1,000

Total U.S. Treasury Obligation (Cost $1,000) ($ Thousands)		1,000

Total Investments — 116.2% (Cost $314,056) ($ Thousands)		$296,667

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E- MINI	49	Dec-2011	$(148)
S&P Mid 400 Index E- MINI	43	Dec-2011	(147)

			$(295)

For the year ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

12	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Small / Mid Cap Fund

September 30, 2011

Percentages are based on Net Assets of $255,297 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Formerly Tax-Managed Small Cap Fund.

(A)	This Security or a partial position of this security is on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 was $37,783 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2011 was $39,567 ($Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

NY — New York

PIPE — Private Investment in Public Entity

S&P — Standard and Poor’s

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carriedat value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$247,582	$—	$—	$247,582
Exchange Traded Fund	66	—	—	66
Rights	—	—	—	—
Warrant	—	—	—	—
Affiliated Partnership	—	39,567	—	39,567
Cash Equivalent	8,452	—	—	8,452
U.S. Treasury Obligation	—	1,000	—	1,000

Total Investments in Securities	$256,100	$40,567	$—	$296,667

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(295)	$—	$—	$(295)

Total Other Financial Instruments	$(295)	$—	$—	$(295)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

13	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Mid-Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Consumer Discretionary — 14.8%
Abercrombie & Fitch, Cl A	5,400	$332
American Eagle Outfitters	34,815	408
BorgWarner* (A)	7,800	472
Coach	9,200	477
Deckers Outdoor*	3,500	327
Dick’s Sporting Goods*	7,800	261
DISH Network, Cl A*	1,100	28
Dollar Tree*	1,080	81
Federal Mogul, Cl A*	2,400	36
Fossil*	3,900	316
Gap	24,254	394
Genuine Parts	2,400	122
Global Sources*	2,300	16
Harley-Davidson	26,905	923
Harman International Industries	1,900	54
Hasbro	1,900	62
International Game Technology	41,863	608
Interpublic Group	48,752	351
Kohl’s	800	39
Liberty Media - Capital, Cl A	1,000	66
Liberty Media - Starz, Cl A*	700	44
Limited Brands	2,300	89
LKQ*	800	19
Lululemon Athletica* (A)	5,100	248
Macy’s	4,900	129
Marriott International, Cl A (A)	16,900	461
McGraw-Hill	3,400	139
NetFlix* (A)	2,000	226
Newell Rubbermaid	45,486	540
Panera Bread, Cl A*	1,000	104
PetSmart	1,100	47
Polaris Industries	2,000	100
Ross Stores	1,760	139
Royal Caribbean Cruises (A)	28,366	614
Scripps Networks Interactive, Cl A	11,000	409
Signet Jewelers	300	10
Sirius XM Radio* (A)	202,700	306
Sotheby’s (A)	6,000	165
Tempur-Pedic International*	4,300	226
Tesla Motors* (A)	7,900	193
Toll Brothers*	16,200	234
TRW Automotive Holdings*	700	23
Urban Outfitters* (A)	11,750	262
Whirlpool	1,100	55
Williams-Sonoma	3,500	108
WMS Industries*	24,943	439
Wyndham Worldwide	3,200	91
Wynn Resorts	2,600	299

		11,092

Consumer Staples — 3.5%
Avon Products	6,100	119
Bunge	2,100	122
Coca-Cola Enterprises	3,500	87
Constellation Brands, Cl A*	23,218	418
Corn Products International	2,000	79
Herbalife	1,600	86
Hormel Foods	1,500	41
Kroger	21,702	477

Description	Shares	Market Value ($ Thousands)

Lorillard	1,430	$158
Molson Coors Brewing, Cl B	13,366	530
SYSCO	15,033	389
Tyson Foods, Cl A	6,300	109

		2,615

Energy — 7.3%
Cabot Oil & Gas	360	22
Cameron International*	14,600	607
CARBO Ceramics	1,900	195
Cimarex Energy	200	11
Concho Resources*	8,300	590
Consol Energy	3,100	105
Core Laboratories	3,800	341
Energen	2,200	90
EQT	7,126	380
EXCO Resources	1,900	20
HollyFrontier	3,400	89
Marathon Oil	1,400	30
Marathon Petroleum	1,250	34
McDermott International*	7,200	77
Murphy Oil	10,454	462
Nabors Industries*	22,498	276
Newfield Exploration*	17,322	688
Noble Energy	400	28
Peabody Energy	2,500	85
Pioneer Natural Resources	5,880	387
QEP Resources	200	5
Range Resources (A)	13,268	776
RPC (A)	1,500	25
SEACOR Holdings	1,190	95
SM Energy	510	31
Valero Energy	3,700	66

		5,515

Financials — 14.8%
Aflac	1,200	42
American Capital Agency †	500	14
American Financial Group	1,200	37
Ameriprise Financial	10,517	414
Annaly Capital Management †	8,800	146
Ashford Hospitality Trust †	400	3
Assurant	2,500	90
BOK Financial (A)	6,800	319
Brandywine Realty Trust †	2,500	20
Camden Property Trust †	5,400	298
Chatham Lodging Trust †	2,400	24
Chimera Investment † (A)	15,000	41
Comerica	21,585	496
CommonWealth †	3,650	69
Digital Realty Trust † (A)	8,082	446
Discover Financial Services	5,100	117
Duke Realty †	3,800	40
East West Bancorp	900	13
Endurance Specialty Holdings	11,808	403
Erie Indemnity, Cl A	400	29
Federated Investors, Cl B (A)	22,499	395
Fifth Third Bancorp	76,295	771
Genworth Financial, Cl A*	16,600	95
Hospitality Properties Trust †	3,300	70
Host Hotels & Resorts †	32,839	359
Huntington Bancshares	21,800	105
Inland Real Estate †	4,200	31

1	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Mid-Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Jones Lang LaSalle	1,200	$62
Keycorp	18,200	108
Lazard, Cl A	11,600	245
Liberty Property Trust † (A)	20,356	593
Moody’s (A)	14,900	453
NASDAQ OMX Group*	3,100	72
Nelnet, Cl A	1,400	26
PartnerRe	6,896	360
PNC Financial Services Group	300	14
ProAssurance	5,659	408
ProLogis †	10,377	252
Raymond James Financial	4,000	104
Regions Financial	3,900	13
Reinsurance Group of America, Cl A	9,384	431
Resource Capital † (A)	4,900	24
SLM	9,100	114
Sunstone Hotel Investors* †	4,900	28
SunTrust Banks	7,000	126
Synovus Financial (A)	103,691	111
T. Rowe Price Group	8,900	425
TCF Financial (A)	42,387	388
TD Ameritrade Holding	17,300	254
Torchmark	700	24
Unum Group	27,950	586
Vornado Realty Trust †	735	55
Willis Group Holdings	13,524	465
Winthrop Realty Trust †	3,500	30
Zions Bancorporation (A)	32,728	460

		11,118

Health Care — 11.8%
Aetna	2,500	91
Agilent Technologies*	11,600	363
Alexion Pharmaceuticals*	7,200	461
AmerisourceBergen	9,397	350
Brookdale Senior Living, Cl A*	18,100	227
Bruker BioSciences*	13,300	180
C.R. Bard	500	44
CareFusion*	4,700	113
Cerner* (A)	6,000	411
Cigna	1,300	54
Coventry Health Care*	13,200	380
Covidien	700	31
HCA Holdings*	15,972	322
Health Net*	3,300	78
Healthsouth*	23,415	350
Hill-Rom Holdings	2,300	69
Hologic*	31,745	483
Humana	8,620	627
IDEXX Laboratories*	80	5
Illumina*	4,500	184
Intuitive Surgical*	200	73
Life Technologies*	3,000	115
Lincare Holdings	14,700	331
Myriad Genetics*	400	8
Patterson	14,937	428
PerkinElmer	4,800	92
Perrigo	3,720	361
Quest Diagnostics	9,058	447
Sirona Dental Systems*	10,500	445
STERIS	15,360	450

Description	Shares	Market Value ($ Thousands)

SXC Health Solutions*	2,100	$117
Thoratec*	9,300	303
United Therapeutics*	300	11
Universal Health Services, Cl B	900	31
Valeant Pharmaceuticals International	16,300	605
Warner Chilcott, Cl A*	4,900	70
Zimmer Holdings*	2,500	134

		8,844

Industrials — 15.7%
AGCO*	6,600	228
Air Lease, Cl A* (A)	15,000	288
Alliant Techsystems (A)	800	44
Armstrong World Industries (A)	11,800	406
Avery Dennison	15,979	401
Avis Budget Group* (A)	21,800	211
Carlisle	10,400	331
Cintas	15,400	433
Cooper Industries, Cl A	8,500	392
CSX	200	4
Cummins	5,500	449
Dover	11,830	551
DXP Enterprises*	600	11
Eaton	800	28
Emerson Electric	600	25
Equifax	2,700	83
Flowserve	5,049	374
Fluor	8,280	386
Gardner Denver	1,480	94
General Dynamics	200	11
Goodrich	5,100	615
Hubbell, Cl B	300	15
Huntington Ingalls Industries*	1,400	34
IHS, Cl A*	6,100	456
Ingersoll-Rand	1,900	53
ITT	2,800	118
JB Hunt Transport Services	9,200	332
KBR	2,700	64
L-3 Communications Holdings	1,400	87
Manpower	100	3
Norfolk Southern	400	24
Owens Corning*	1,100	24
Pall	9,900	420
Parker Hannifin	6,910	436
Republic Services	22,366	628
Rockwell Automation	1,700	95
Roper Industries	4,670	322
Spirit Aerosystems Holdings, Cl A*	17,662	282
Stericycle*	5,600	452
Teleflex (A)	7,774	418
Thomas & Betts*	900	36
Timken	3,000	99
Towers Watson, Cl A	8,659	518
TransDigm Group*	3,500	286
URS*	1,700	50
Wabtec	7,900	418
WW Grainger (A)	5,050	755

		11,790

Information Technology — 17.1%
Activision Blizzard	5,500	65

2	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Mid-Cap Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Adobe Systems*	19,445	$470
Akamai Technologies*	3,900	78
Alliance Data Systems* (A)	5,900	547
Amphenol, Cl A	7,500	306
Analog Devices	13,942	436
Aruba Networks* (A)	9,700	203
Autodesk*	4,300	120
Avago Technologies	13,400	439
Avnet*	4,200	110
BMC Software*	1,400	54
Brocade Communications Systems*	108,050	467
CA	6,300	122
CGI Group, Cl A*	13,600	256
Citrix Systems*	5,200	284
Concur Technologies* (A)	5,200	194
Dell*	700	10
Dolby Laboratories, Cl A*	2,100	58
Equinix*	4,100	364
F5 Networks*	4,700	334
Factset Research Systems (A)	3,910	348
Fairchild Semiconductor International*	5,200	56
Fidelity National Information Services	1,800	44
Fiserv*	800	41
FleetCor Technologies*	7,300	192
Fortinet*	9,500	160
Freescale Semiconductor Holdings I*	19,700	217
Intuit	2,600	123
Jabil Circuit	3,000	53
Marvell Technology Group*	2,400	35
Mastercard, Cl A	260	82
Maxim Integrated Products	4,700	109
Microchip Technology (A)	11,600	361
Micros Systems*	8,700	382
Molex (A)	22,103	450
Motorola Solutions	200	8
NetApp*	8,000	271
Nuance Communications* (A)	22,800	464
Nvidia*	4,900	61
OpenTable* (A)	4,300	198
PMC - Sierra*	1,300	8
Polycom*	19,600	360
Rackspace Hosting*	6,800	232
Red Hat*	9,900	418
Rovi*	7,700	331
SAIC*	700	8
Salesforce.com*	2,800	320
SanDisk*	3,100	125
Symantec*	26,264	428
Synopsys*	23,485	572
TE Connectivity	11,600	326
VeriFone Holdings*	10,600	371
Visa, Cl A	200	17
Western Digital*	4,200	108
Xerox	17,100	119
Xilinx (A)	11,800	324
Zebra Technologies, Cl A*	6,100	189

		12,828

Description	Shares	Market Value ($ Thousands)

Materials — 5.9%
Albemarle	200	$8
Alcoa	22,996	220
Allegheny Technologies	14,699	544
Bemis (A)	13,564	398
Cabot	2,100	52
CF Industries Holdings	600	74
Cliffs Natural Resources	200	10
Commercial Metals	1,300	13
Eastman Chemical	1,440	99
FMC	7,000	484
Freeport-McMoRan Copper & Gold, Cl B	200	6
Greif, Cl A	6,500	279
Huntsman	28,439	275
Kronos Worldwide	400	6
Mosaic	300	15
Nucor (A)	13,127	415
Owens-Illinois*	26,260	397
Packaging Corp of America	16,696	389
Reliance Steel & Aluminum	2,700	92
Rock-Tenn, Cl A	1,100	53
Sealed Air	2,100	35
Sherwin-Williams (A)	6,100	453
Solutia*	1,600	21
Steel Dynamics	8,600	85
Walter Energy	230	14
Westlake Chemical	300	10

		4,447

Telecommunication Services — 0.3%
MetroPCS Communications*	7,400	65
NII Holdings*	2,500	67
Telephone & Data Systems	500	11
Windstream (A)	7,900	92

		235

Utilities — 5.7%
AES*	11,500	112
AGL Resources (A)	16,263	662
Ameren	1,600	48
American Water Works	3,800	114
Edison International	10,560	404
Entergy	2,200	146
Great Plains Energy (A)	34,204	660
MDU Resources Group	1,800	34
NRG Energy*	400	9
Oneok	40	3
PG&E	300	13
Portland General Electric	13,982	331
SCANA (A)	14,866	601
Sempra Energy	2,800	144
TECO Energy	26,146	448
UGI	3,000	79
Xcel Energy	20,193	499

		4,307

Total Common Stock (Cost $88,014) ($ Thousands)		72,791

3	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Mid-Cap Fund

September 30, 2011

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 17.6%
SEI Liquidity Fund, L.P.
0.130%**†† (B)	13,558,149	$13,234

Total Affiliated Partnership (Cost $13,558) ($ Thousands)		13,234

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	1,573,526	1,574

Total Cash Equivalent (Cost $1,574) ($ Thousands)		1,574

U.S. TREASURY OBLIGATIONS (C)(D) — 0.6%
U.S. Treasury Bills
0.032%, 12/15/11	$412	413
0.024%, 12/08/11	45	45

Total U.S. Treasury Obligations (Cost $457) ($ Thousands)		458

Total Investments — 117.2% (Cost $103,603) ($ Thousands)		$88,057

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P Mid 400 Index E- MINI	29	Dec-2011	$(33)

For the year ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $75,140 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 was $12,771 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of September 30, 2011 was $13,234 $ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

Ser — Series

4	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Mid-Cap Fund

September 30, 2011

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$72,791	$—	$—	$72,791
Affiliated Partnership	—	13,234	—	13,234
Cash Equivalent	1,574	—	—	1,574
U.S. Treasury Obligations	—	458	—	458

Total Investments in Securities	$74,365	$13,692	$—	$88,057

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(33)	$—	$—	$(33)

Total Other Financial Instruments	$(33)	$—	$—	$(33)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

5	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

U.S. Managed Volatility Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Consumer Discretionary — 7.0%
Aaron’s	34,000	$858
Advance Auto Parts	31,860	1,851
Amazon.com*	2,757	596
Apollo Group, Cl A*	11,400	451
Autoliv	6,600	320
Best Buy	34,200	797
Big Lots*	28,000	975
Choice Hotels International	22,000	654
Cinemark Holdings	28,800	544
DeVry	17,100	632
DIRECTV, Cl A*	48,100	2,032
Discovery Communications, Cl A*	23,900	899
DreamWorks Animation SKG, Cl A*	27,700	503
Family Dollar Stores	23,100	1,175
GameStop, Cl A*	42,500	982
Gap	63,600	1,033
Gildan Activewear	20,600	532
H&R Block	161,800	2,154
Hillenbrand	44,800	824
Hyatt Hotels, Cl A*	30,400	953
ITT Educational Services*	10,500	605
Kohl’s	33,900	1,665
Liberty Media - Starz, Cl A*	3,558	226
Madison Square Garden, Cl A*	5,336	122
NetFlix*	202	23
Panera Bread, Cl A*	8,800	915
priceline.com*	7,423	3,337
Shaw Communications, Cl B	43,900	887
Target	53,650	2,631
TJX	28,900	1,603
Washington Post, Cl B	2,400	785

		31,564

Consumer Staples — 20.9%
Altria Group	137,322	3,682
Archer-Daniels-Midland	31,500	782
BJ’s Wholesale Club*	96,730	4,956
Brown-Forman, Cl B	53,351	3,742
Bunge	5,517	322
Church & Dwight	21,500	950
Clorox	13,550	899
Coca-Cola Enterprises	197,603	4,916
ConAgra Foods	54,700	1,325
Costco Wholesale	5,741	471
CVS Caremark	82,600	2,774
Dean Foods*	27,200	241
Flowers Foods	121,501	2,364
Fresh Del Monte Produce	31,800	738
General Mills	18,600	716
Hansen Natural*	51,423	4,489
Hershey	83,440	4,943
Hormel Foods	227,871	6,157
Kellogg	16,600	883
Kimberly-Clark	62,100	4,410
Kroger	223,541	4,909
Lorillard	62,441	6,912

Description	Shares	Market Value ($ Thousands)

McCormick	83,800	$3,868
Metro, Cl A	43,500	1,913
Nash Finch	13,900	374
Philip Morris International	57,047	3,558
Ralcorp Holdings*	17,318	1,328
Reynolds American	175,746	6,587
Ruddick	21,700	846
Safeway	114,000	1,896
SYSCO	122,927	3,184
TreeHouse Foods*	15,400	952
Tyson Foods, Cl A	56,100	974
Walgreen	97,900	3,220
Wal-Mart Stores	84,700	4,396

		94,677

Energy — 4.0%
Berry Petroleum, Cl A	16,400	580
Chevron	48,900	4,524
Cobalt International Energy*	31,900	246
ConocoPhillips	32,000	2,026
Dresser-Rand Group*	22,200	900
Exxon Mobil	75,300	5,469
HollyFrontier	31,400	824
Lufkin Industries	11,600	617
Marathon Petroleum	44,383	1,201
Murphy Oil	17,000	751
Range Resources	17,700	1,035

		18,173

Financials — 10.7%
Alleghany*	1,100	317
Allied World Assurance Holdings	14,300	768
American Campus Communities †	25,800	960
Arch Capital Group*	64,202	2,098
Associated Banc-Corp	62,200	579
Bank of Hawaii	40,066	1,459
BankUnited	8,283	172
Brown & Brown	43,900	781
Capitol Federal Financial	58,177	615
Chubb	52,400	3,143
Commerce Bancshares	79,838	2,774
Corporate Office Properties Trust †	24,100	525
Cullen/Frost Bankers	27,366	1,255
Endurance Specialty Holdings	44,616	1,524
Equity Lifestyle Properties †	14,300	897
Erie Indemnity, Cl A	14,200	1,011
Everest Re Group	22,435	1,781
Federated Investors, Cl B	35,400	620
First Citizens BancShares, Cl A	6,291	903
First Niagara Financial Group	104,996	961
Fulton Financial	67,100	513
Genworth MI Canada	40,500	786
HCC Insurance Holdings	15,200	411
Health Care †	20,200	945
Home Properties †	15,200	863
Hudson City Bancorp	158,700	898
MFA Financial †	112,500	790
National Bank of Canada	22,100	1,482
New York Community Bancorp	98,344	1,170
PartnerRe	9,900	517

1	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

U.S. Managed Volatility Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Piedmont Office Realty Trust,Cl A †	46,900	$758
Prosperity Bancshares	24,500	801
Public Storage †	7,100	791
Realty Income †	26,100	841
RenaissanceRe Holdings	14,400	919
Signature Bank NY*	16,300	778
Tanger Factory Outlet Centers †	34,400	895
TFS Financial*	104,300	848
Tower Group	47,500	1,086
Transatlantic Holdings	17,300	839
Travelers	55,300	2,695
Validus Holdings	70,700	1,762
Valley National Bancorp	44,205	468
Ventas †	9,753	482
Washington Real Estate Investment Trust †	12,400	349
White Mountains Insuranc Group	900	365
WR Berkley	78,400	2,328

		48,523

Health Care — 21.4%
Abbott Laboratories	171,052	8,748
Aetna	57,900	2,105
Alexion Pharmaceuticals*	63,215	4,050
AmerisourceBergen	133,111	4,961
Amgen	120,605	6,627
Baxter International	27,800	1,561
Becton Dickinson	53,064	3,891
Biogen Idec*	31,923	2,974
C.R. Bard	35,110	3,073
Cardinal Health	142,717	5,977
Cephalon*	48,952	3,950
Coventry Health Care*	21,700	625
Edwards Lifesciences*	3,290	234
Eli Lilly	165,393	6,114
Endo Pharmaceuticals Holdings*	46,300	1,296
Gilead Sciences*	57,000	2,212
Health Net*	29,900	709
Henry Schein*	21,308	1,321
Humana	18,500	1,345
Johnson & Johnson	34,200	2,179
LifePoint Hospitals*	32,800	1,202
Magellan Health Services*	19,300	932
McKesson	65,786	4,783
Medtronic	52,100	1,732
Merck	140,200	4,586
Myriad Genetics*	38,700	725
Owens & Minor	28,400	809
Par Pharmaceutical*	24,300	647
Patterson	30,300	867
Pfizer	125,200	2,213
SXC Health Solutions*	56,265	3,134
Techne	60,866	4,140
United Therapeutics*	22,200	832
UnitedHealth Group	58,500	2,698
Varian Medical Systems*	4,527	236
Warner Chilcott, Cl A*	31,390	449
WellPoint	29,100	1,900

Description	Shares	Market Value ($ Thousands)

Zimmer Holdings*	20,200	$1,081

		96,918

Industrials — 5.1%
Alliant Techsystems	11,500	627
C.H. Robinson Worldwide	13,400	918
Clarcor	14,400	596
Huntington Ingalls Industries*	6,933	168
KAR Auction Services*	52,100	631
KBR	33,400	789
L-3 Communications Holdings	44,100	2,733
Landstar System	21,700	858
Lennox International	19,600	505
Lincoln Electric Holdings	27,600	801
Lockheed Martin	37,600	2,731
Northrop Grumman	41,600	2,170
Raytheon	80,200	3,278
Rollins	47,850	895
Stericycle*	22,093	1,783
Unifirst	13,700	621
Verisk Analytics, Cl A*	36,503	1,269
Waste Connections	36,474	1,234
Woodward	17,300	474

		23,081

Information Technology — 7.3%
Activision Blizzard	84,200	1,002
Adtran	28,100	744
Amdocs*	85,041	2,306
Avago Technologies	28,200	924
CGI Group, Cl A*	36,400	685
Cisco Systems	84,600	1,310
Computer Sciences	29,400	789
Dell*	72,600	1,028
DST Systems	14,300	627
EchoStar, Cl A*	25,500	577
Flir Systems	31,400	787
Harris	32,700	1,117
Hewlett-Packard	60,900	1,367
IAC*	8,739	346
Ingram Micro, Cl A*	47,700	769
Intel	69,000	1,472
International Business Machines	36,900	6,459
Jack Henry & Associates	12,300	356
Microsoft	130,000	3,236
SAIC*	208,600	2,463
TE Connectivity	28,000	788
Tech Data*	21,553	932
Texas Instruments	61,100	1,628
Total System Services	43,200	731
Zebra Technologies, Cl A*	22,400	693

		33,136

Materials — 2.4%
Aptargroup	18,800	840
Ball	38,700	1,200
Compass Minerals International	10,300	688
Greif, Cl A	16,800	721
Intrepid Potash*	12,600	313
Newmont Mining	62,054	3,903
Royal Gold	4,464	286

2	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

U.S. Managed Volatility Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Sealed Air	58,800	$982
Silgan Holdings	24,800	911
Sonoco Products	26,000	734
Steel Dynamics	29,200	290

		10,868

Telecommunication Services — 3.3%
AT&T	182,100	5,193
BCE	66,300	2,495
MetroPCS Communications*	96,200	838
NTT DoCoMo ADR	73,700	1,346
Rogers Communications, Cl B	61,000	2,100
SK Telecom ADR	64,700	910
Telephone & Data Systems	27,800	591
Verizon Communications	35,000	1,288

		14,761

Utilities — 15.0%
AGL Resources	22,900	933
Alliant Energy	53,200	2,058
Ameren	71,700	2,135
American Electric Power	51,300	1,950
American Water Works	92,332	2,787
Atmos Energy	96,100	3,118
Avista	49,700	1,185
Cia de Saneamento Basico do Estado de Sao Paulo ADR	23,300	1,080
Consolidated Edison	70,158	4,000
DPL	56,453	1,702
DTE Energy	75,069	3,680
Edison International	25,900	991
El Paso Electric	49,800	1,598
Entergy	58,368	3,869
Great Plains Energy	98,600	1,903
Hawaiian Electric Industries	37,000	898
Idacorp	22,500	850
Integrys Energy Group	43,858	2,132
ITC Holdings	3,991	309
Nicor	29,385	1,616
NSTAR	100,557	4,506
OGE Energy	19,900	951
Pepco Holdings	48,000	908
PG&E	44,600	1,887
Piedmont Natural Gas	28,200	815
Pinnacle West Capital	31,054	1,333
Portland General Electric	70,400	1,668
Public Service Enterprise Group	45,400	1,515
SCANA	66,240	2,679
Sempra Energy	20,600	1,061
Southern	26,285	1,114
TECO Energy	25,900	444
UGI	142,437	3,742
Vectren	31,200	845
WGL Holdings	21,800	852
Wisconsin Energy	142,032	4,444

		67,558

Total Common Stock (Cost $410,793) ($ Thousands)		439,259

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	11,391,407	$11,391

Total Cash Equivalent (Cost $11,391) ($ Thousands)		11,391

U.S. TREASURY OBLIGATION (A)(B) — 0.2%
U.S. Treasury Bill
0.063%, 12/15/11	$925	925

Total U.S. Treasury Obligation (Cost $925) ($ Thousands)		925

Total Investments — 99.8% (Cost $423,109) ($ Thousands)		$451,575

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	94	Dec-2011	$(197)

For the year ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $452,541 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard and Poor’s

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$439,259	$—	$—	$439,259
Cash Equivalent	11,391	—	—	11,391
U.S. Treasury Obligation	—	925	—	925

Total Investments in Securities	$450,650	$925	$—	$451,575

3	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

U.S. Managed Volatility Fund

September 30, 2011

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(197)	$—	$—	$(197)

Total Other Financial Instruments	$(197)	$—	$—	$(197)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Global Managed Volatility Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 85.9%

Australia — 6.7%
Acrux	26,200	$82
AGL Energy (A)	249,840	3,441
Amcor (A)	153,258	1,019
Ansell (A)	51,104	642
ARB (A)	99,744	782
ASX (A)	29,424	859
Caltex Australia (A)	8,347	86
CFS Retail Property Trust † (A)	1,250,915	2,108
Coca-Cola Amatil (A)	185,472	2,134
Cochlear (A)	14,588	649
CSL (A)	145,057	4,136
Echo Entertainment Group*	388,055	1,377
Goodman Fielder (A)	183,195	84
Hansen Technologies (A)	41,039	33
Iluka Resources (A)	30,914	364
McPherson’s (A)	16,139	37
Metcash (A)	1,208,210	4,783
MSF Sugar (A)	38,132	113
QR National (A)	888,470	2,698
SP AusNet (A)	881,828	795
Stockland † (A)	562,520	1,573
TABCORP Holdings (A)	388,181	961
Tatts Group (A)	1,135,131	2,439
Thorn Group (A)	39,896	64
Transurban Group (A)	62,699	327
Washington H Soul Pattinson (A)	7,318	90
Westfield Retail Trust †	249,542	583
Woolworths (A)	111,353	2,673

		34,932

Austria — 0.1%
Oesterreichische Post (A)	13,522	385

		385

Belgium — 1.8%
Belgacom (A)	68,192	2,055
Colruyt (A)	71,095	2,958
Delhaize Group (A)	20,883	1,223
Intervest Offices † (A)	868	23
Mobistar (A)	57,098	3,264

		9,523

Bermuda — 0.0%
Transport International Holdings (A)	14,000	29

		29

Canada — 11.3%
Alimentation Couche Tard, Cl B	100,100	2,824
Barrick Gold	51,200	2,413
BCE	108,080	4,057
Bell Aliant	96,931	2,572
Brookfield Office Properties	3,100	43
Canadian National Railway	15,507	1,042
Canadian Tire, Cl A	13,378	732
Canadian Utilities, Cl A	18,321	1,092
Cash Store Financial Services	5,200	44
Centerra Gold	27,800	520
CGI Group, Cl A*	115,100	2,177
Cogeco Cable	1,900	87
Constellation Software	1,900	130
Empire, Cl A	57,130	3,152

Description	Shares	Market Value ($ Thousands)

Fortis	27,254	$861
Genworth MI Canada	22,491	437
George Weston	52,240	3,471
Goldcorp	10,500	484
IGM Financial	1,900	81
Intact Financial	5,500	304
Jean Coutu Group PJC, Cl A	23,600	275
K-Bro Linen	4,265	76
Loblaw	17,215	652
Manitoba Telecom Services	52,934	1,647
Maple Leaf Foods	9,500	104
Metro, Cl A	117,668	5,174
National Bank of Canada	20,113	1,349
North West	2,717	49
Open Text*	4,700	247
Paladin Labs*	1,100	39
Pan American Silver	2,900	79
Premium Brands Holdings	14,400	212
RioCan Real Estate Investment Trust, Cl Trust Unit †	29,600	739
Rogers Communications, Cl B	86,052	2,962
Rogers Sugar	9,663	47
Saputo	121,087	4,797
Sears Canada*	4,500	61
Shaw Communications, Cl B	11,300	231
Shoppers Drug Mart	31,500	1,235
TELUS, Cl A	45,200	2,119
Tim Hortons	31,300	1,463
Timmins Gold*	28,500	79
TMX Group	76,910	3,022
TransAlta	45,100	987
TransCanada	43,100	1,759
Valener	26,491	367
Yamana Gold	214,400	2,959

		59,253

Cayman Islands — 0.1%
Fresh Del Monte Produce	13,711	318

		318

Denmark — 2.3%
Coloplast, Cl B (A)	34,116	4,923
H Lundbeck (A)	34,972	666
Novo Nordisk, Cl B (A)	40,943	4,090
TDC (A)	305,418	2,499

		12,178

Finland — 1.1%
Elisa (A)	94,818	1,941
Kesko, Cl B (A)	2,741	84
Olvi, Cl A (A)	1,700	35
Orion, Cl B (A)	192,640	3,885

		5,945

France — 1.2%
BioMerieux (A)	6,504	567
Boiron (A)	6,078	167
Bonduelle S.C.A. (A)	533	46
Canal + (A)	13,049	77
Esso Francaise (A)	512	47
PagesJaunes Groupe (A)	35,148	139
Sanofi (A)	3,481	229
Sartorius Stedim Biotech (A)	1,980	120

1	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Global Managed Volatility Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Societe BIC (A)	51,656	$4,404
Tessi (A)	1,012	79
Vilmorin & Cie (A)	4,395	430

		6,305

Germany — 1.7%
Beiersdorf (A)	3,965	212
Carl Zeiss Meditec (A)	45,263	802
Constantin Medien* (A)	14,561	29
Deutsche Telekom (A)	131,877	1,550
Fresenius (A)	23,290	2,073
Fresenius Medical Care (A)	34,424	2,339
Hornbach Holding (A)	434	29
KWS Saat (A)	235	44
Sto (A)	367	54
Suedzucker (A)	58,707	1,671

		8,803

Hong Kong — 3.1%
CLP Holdings (A)	536,500	4,835
Link † (A)	1,337,500	4,227
PCCW (A)	1,239,000	461
Power Assets Holdings (A)	807,000	6,177
Skyfame Realty Holdings* (A)	1,312,000	136
Yue Yuen Industrial Holdings (A)	104,000	269

		16,105

Ireland — 0.1%
Kerry Group, Cl A (A)	8,802	308

		308

Israel — 1.0%
Bezeq The Israeli Telecommunication (A)	469,326	876
Check Point Software Technologies*	53,807	2,839
El Al Israel Airlines* (A)	65,866	12
Formula Systems 1985 (A)	3,851	46
Frutarom Industries (A)	9,172	79
Fundtech	2,266	52
Hot Telecommunication System* (A)	3,602	44
NICE Systems* (A)	1,373	41
Orbotech*	7,977	77
Rami Levi Chain Stores Hashikma Marketing 2006 (A)	3,700	104
Silicom*	10,545	146
Teva Pharmaceutical Industries (A)	18,991	702

		5,018

Italy — 1.2%
CSP International Fashion Group (A)	6,238	8
DiaSorin (A)	5,332	197
Enel Green Power (A)	555,826	1,268
Recordati (A)	81,516	711
Reply (A)	1,356	31
Snam Rete Gas (A)	785,167	3,630
Terna Rete Elettrica Nazionale (A)	99,688	370

		6,215

Japan — 15.8%
Ajis (A)	1,300	20
Alpen (A)	7,500	139
Amiyaki Tei (A)	13	32
Aozora Bank (A)	78,000	180

Description	Shares	Market Value ($ Thousands)

Artnature (A)	3,900	$41
Asahi Net (A)	9,000	42
Autobacs Seven (A)	1,300	58
Benefit One (A)	79	55
Benesse (A)	7,100	315
Bic Camera (A)	268	146
BML (A)	2,800	72
Central Japan Railway (A)	331	2,891
Circle K Sunkus (A)	5,700	96
Coca-Cola Central Japan (A)	35,300	499
Daito Trust Construction (A)	14,900	1,367
Dena (A)	36,100	1,513
Duskin (A)	26,900	550
Dydo Drinco (A)	10,500	406
Eisai (A)	40,100	1,619
Electric Power Development (A)	32,200	952
FamilyMart (A)	74,800	2,859
Fuji Oil (A)	95,400	1,579
Gree (A)	3,700	113
Hachijuni Bank (A)	39,000	239
Haruyama Trading (A)	2,000	10
Hiday Hidaka (A)	3,100	50
House Foods (A)	18,900	364
Idemitsu Kosan (A)	28,300	2,537
Infocom (A)	195	180
Ito En (A)	48,600	891
Itochu-Shokuhin (A)	3,900	147
Japan Retail Fund Investment, Cl A † (A)	392	631
Jupiter Telecommunications (A)	304	329
JX Holdings (A)	11,700	66
Kaken Pharmaceutical (A)	22,000	308
Kamigumi (A)	139,000	1,242
Kao (A)	51,900	1,446
Kasumi (A)	16,300	110
Kato Sangyo (A)	4,100	98
KDDI (A)	137	944
Kewpie (A)	120,900	1,756
Kobayashi Pharmaceutical (A)	53,300	2,865
Kokuyo (A)	17,300	139
Komatsu Seiren (A)	5,000	24
Kose (A)	14,800	377
KYORIN Holdings (A)	9,000	188
Lawson (A)	111,800	6,332
Lion (A)	399,000	2,406
Mandom (A)	5,700	170
Marudai Food (A)	82,000	302
Maruzen Showa Unyu (A)	7,000	26
Matsuya Foods (A)	10,900	210
Maxvalu Tokai (A)	3,300	44
McDonald’s Holdings Japan (A)	139,000	3,710
Mikuni Coca-Cola Bottling (A)	19,700	179
Ministop (A)	10,400	195
Miraca Holdings (A)	65,100	2,863
Mitsubishi Shokuhin (A)	3,000	87
Mizuno (A)	8,000	41
Morinaga Milk Industry (A)	83,025	368
Namco Bandai Holdings (A)	23,600	320
NEC Mobiling (A)	1,700	61
Nichii Gakkan (A)	5,100	58
Nichireki (A)	5,000	26
Nihon Shokuhin Kako (A)	2,000	11

2	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Global Managed Volatility Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Nippon Building Fund † (A)	10	$104
Nippon Telegraph & Telephone (A)	55,800	2,675
Nissin Food Products (A)	29,200	1,176
Nitori Holdings (A)	10,150	1,022
Noevir Holdings (A)	4,800	55
Nomura Real Estate Office Fund, Cl A † (A)	5	30
NTT DoCoMo (A)	3,208	5,849
Ohsho Food Service (A)	3,400	83
Okumura (A)	56,000	218
Ono Pharmaceutical (A)	33,600	2,006
Oracle Japan (A)	29,000	1,022
Osaka Gas (A)	200,000	831
Plenus (A)	5,400	88
Pola Orbis Holdings (A)	10,600	312
Prima Meat Packers (A)	75,000	94
Rinnai (A)	4,400	367
Rock Field (A)	3,300	56
Saizeriya (A)	35,300	641
Santen Pharmaceutical (A)	37,900	1,594
Sega Sammy Holdings (A)	114,700	2,678
Sekisui Chemical (A)	19,000	160
Seven Bank (A)	172	336
Shikoku Electric Power (A)	13,000	358
Shinsei Bank (A)	794,000	893
Shizuoka Gas (A)	46,500	314
Sugi Holdings (A)	34,500	970
Suzuken (A)	12,900	347
Taisho Pharmaceutical	9,000	221
Takeda Pharmaceutical (A)	51,100	2,425
Teikoku Sen-I, Cl I (A)	6,000	39
Toho Gas (A)	345,000	2,266
Tokyo Gas (A)	205,000	953
TonenGeneral Sekiyu (A)	163,000	1,874
Torii Pharmaceutical (A)	3,200	66
Toyo Suisan Kaisha (A)	8,000	220
Trancom (A)	1,300	26
Tsuruha Holdings (A)	1,800	100
USS (A)	3,990	340
Valor (A)	3,800	65
Yamada Denki (A)	1,790	125
Yamazaki Baking (A)	100,000	1,517

		82,410

Jersey — 0.5%
Shire (A)	91,127	2,839

		2,839

Luxembourg — 0.1%
Altisource Portfolio Solutions*	2,344	83
Millicom International Cellular (A)	5,983	596

		679

Netherlands — 0.9%
Koninklijke Ahold (A)	198,832	2,342
Royal Dutch Shell, Cl A (A)	56,710	1,751
Royal KPN (A)	46,766	617

		4,710

New Zealand — 0.6%
Auckland International Airport (A)	97,029	169
Mainfreight (A)	6,450	48
Port of Tauranga (A)	37,108	278

Description	Shares	Market Value ($ Thousands)

Restaurant Brands New Zealand (A)	21,157	$34
Sky City Entertainment Group (A)	36,716	93
Sky Network Television (A)	12,841	53
Telecom Corp of New Zealand (A)	1,128,134	2,248

		2,923

Portugal — 0.3%
EDP - Energias de Portugal (A)	309,080	953
Portucel Empresa Produtora de Pasta e Papel (A)	122,445	286
Semapa-Sociedade de Investimento e Gestao (A)	25,343	177

		1,416

Singapore — 0.4%
Ascendas Real Estate Investment Trust † (A)	111,000	172
Broadway Industrial Group (A)	203,000	50
ComfortDelGro (A)	81,000	81
DBS Group Holdings (A)	55,000	495
InnoTek (A)	95,000	24
Singapore Telecommunications (A)	275,000	665
StarHub (A)	176,000	384
UOL Group (A)	65,000	206

		2,077

Spain — 1.2%
Amadeus IT Holding, Cl A (A)	33,047	529
Ebro Foods (A)	140,369	2,401
Enagas (A)	37,451	689
Endesa (A)	6,904	160
Viscofan (A)	74,238	2,676

		6,455

Sweden — 1.1%
Acando (A)	48,859	98
Axfood (A)	81,934	2,790
Betsson (A)	21,858	408
Industrial & Financial Systems, Cl B (A)	2,550	33
Loomis, Cl B (A)	5,690	67
Swedish Match (A)	68,496	2,258
Telefonaktiebolaget LM Ericsson, Cl B (A)	4,986	48

		5,702

Switzerland — 2.1%
Allreal Holding (A)	6,731	1,039
Bell	46	93
BKW FMB Energie (A)	7,267	341
Emmi (A)	1,224	261
Intershop Holdings	169	60
Lindt & Spruengli (A)	2	69
Mobilezone Holding (A)	28,743	291
Myriad Group* (A)	18,931	74
Nestle (A)	46,143	2,535
Orior (A)	660	35
Schindler Holding (A)	491	53
Swiss Prime Site (A)	18,248	1,467
Swisscom (A)	11,105	4,509
Vetropack Holding (A)	17	28

		10,855

3	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Global Managed Volatility Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

United Kingdom — 6.1%
Associated British Foods (A)	6,055	$104
AstraZeneca (A)	122,467	5,429
British American Tobacco (A)	27,298	1,151
Centrica (A)	1,225,575	5,644
Cranswick (A)	39,843	391
Devro (A)	70,129	256
Greggs (A)	128,200	916
Imperial Tobacco Group (A)	12,919	436
JD Sports Fashion	2,922	38
LSL Property Services (A)	9,779	34
Reckitt Benckiser Group (A)	32,929	1,667
Robert Wiseman Dairies (A)	13,878	65
Royal Dutch Shell, Cl A (A)	23,825	735
Scottish & Southern Energy (A)	165,453	3,317
Smith & Nephew (A)	28,987	260
Synergy Health (A)	9,400	125
Tesco (A)	438,473	2,566
Unilever (A)	47,695	1,492
Vodafone Group (A)	1,851,096	4,766
WM Morrison Supermarkets (A)	601,639	2,710

		32,102

United States — 25.1%
Abbott Laboratories	26,416	1,351
Advance Auto Parts	26,400	1,534
American Dental Partners*	8,733	84
AmerisourceBergen	77,773	2,899
Amgen	44,342	2,436
Annaly Capital Management †	335,613	5,581
AT&T	70,185	2,002
Autozone*	18,904	6,034
Avista	6,897	164
Booz Allen Hamilton Holding, Cl A*	16,052	239
Bristol-Myers Squibb	77,038	2,417
Brown-Forman, Cl B	4,576	321
C.R. Bard	28,933	2,533
CACI International, Cl A*	19,181	958
Campbell Soup	133,426	4,319
Cephalon*	8,274	668
Chesapeake Utilities	4,667	187
Church & Dwight	70,919	3,135
Clorox	13,493	895
Colgate-Palmolive	31,699	2,811
Commerce Bancshares	18,686	649
ConAgra Foods	106,347	2,576
Dollar Tree*	43,063	3,235
DPL	57,219	1,725
Dr Pepper Snapple Group	73,930	2,867
Duke Energy	151,980	3,038
Dynamics Research*	3,975	35
Eli Lilly	79,593	2,943
ePlus*	1,500	37
Family Dollar Stores	34,194	1,739
First Republic Bank*	35,535	823
Flowers Foods	130,064	2,531
Forest Laboratories*	79,248	2,440
General Mills	71,059	2,734
Greatbatch*	22,640	453
Hershey	74,043	4,386
Hormel Foods	184,526	4,986

Description	Shares	Market Value ($ Thousands)

ICF International*	3,473	$65
Intel	8,800	188
Interactive Brokers Group, Cl A	29,214	407
J&J Snack Foods	2,568	123
JM Smucker	3,068	223
John B Sanfilippo & Son*	7,000	56
Johnson & Johnson	37,334	2,379
Kellogg	12,202	649
Kensey Nash*	5,596	137
Kimberly-Clark	98,224	6,975
Kroger	180,647	3,967
Laclede Group	38,426	1,489
Lockheed Martin	29,400	2,136
Lorillard	24,517	2,714
Magellan Health Services*	49,770	2,404
McDonald’s	15,843	1,391
Mercury General	7,094	272
MGE Energy	2,536	103
National Beverage	14,128	214
Newmont Mining	42,054	2,645
Oil-Dri Corp of America	3,429	64
O’Reilly Automotive*	22,264	1,483
Papa John’s International*	23,811	724
Par Pharmaceutical*	43,241	1,151
Philip Morris International	40,281	2,513
Portland General Electric	92,698	2,196
Procter & Gamble	36,569	2,310
Providence Service*	1,194	13
Schiff Nutrition International*	15,935	177
Seneca Foods, Cl A*	22,029	436
Southern	66,762	2,829
Telephone & Data Systems	7,505	159
Territorial Bancorp	7,233	138
TJX	1,010	56
Tyson Foods, Cl A	143,932	2,499
Verizon Communications	79,248	2,916
Virginia Commerce Bancorp*	11,557	68
Wal-Mart Stores	86,409	4,485
Weis Markets	11,582	429
WGL Holdings	10,423	407

		131,355

Total Common Stock (Cost $428,513) ($ Thousands)		448,840

PREFERRED STOCK — 0.0%

Germany — 0.0%
Henkel & KGaA (A)	2,256	120
Total Preferred Stock (Cost $131) ($ Thousands)		120

4	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Global Managed Volatility Fund

September 30, 2011

Description	Number of Rights/Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

RIGHTS — 0.0%
Goodman Fielder Expires 10/25/11	76,331	$4
Total Rights (Cost $—) ($Thousands)		4

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	28,800,069	28,800

Total Cash Equivalent (Cost $28,800) ($ Thousands)		28,800

U.S. TREASURY OBLIGATION (B)(C) — 0.4%
U.S. Treasury Bills
0.062%, 12/15/11	$1,923	1,923

Total U.S. Treasury Obligation (Cost $1,923) ($ Thousands)		1,923

Total Investments — 91.8% (Cost $459,367) ($ Thousands)		$479,687

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	137	Dec-2011	$139
FTSE Index	62	Dec-2011	(1)
Hang Seng Index	27	Nov-2011	(45)
S&P 500 Index E-MINI	309	Dec-2011	(387)
SPI 200 Index	26	Dec-2011	(22)

			$(316)

For the year ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

5	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Global Managed Volatility Fund

September 30, 2011

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/28/11	AUD	51,015	USD	50,640	$1,232
10/28/11	CAD	66,852	USD	65,661	1,533
10/28/11	EUR	73,609	USD	100,283	1,554
10/28/11	GBP	24,806	USD	38,922	293
10/28/11	JPY	6,502,326	USD	84,864	458
10/28/11	USD	598	AUD	605	(13)
10/28/11	USD	292	CAD	299	(6)
10/28/11	USD	995	EUR	729	(17)
10/28/11	USD	388	GBP	247	(2)
10/28/11	USD	242	JPY	18,581	(1)

					$5,031

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at September 30, 2011, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	10/28/11	(337,815)	342,846	$5,031

Percentages are based on Net Assets of $522,667 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2011 was $252,967 ($ Thousands) and represented 48.4% of net Assets.

(B)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(C)	The rate reported is the effective yield at the time of purchase.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Global Managed Volatility Fund

September 30, 2011

AUD — Australia Dollar

CAD — Canadian Dollar

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

JPY — Japanese Yen

S&P — Standard and Poor’s

SPI — Swiss Performance Index

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$195,993	$252,847	$—	$448,840
Preferred Stock	—	120	—	120
Right	4	—	—	4
Cash Equivalent	28,800	—	—	28,800
U.S. Treasury Obligation	—	1,923	—	1,923

Total Investments in Securities	$224,797	$254,890	$—	$479,687

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(316)	$—	$—	$(316)
Forwards*	—	5,031	—	5,031

Total Other Financial Instruments	$(316)	$5,031	$—	$4,715

*	Futures contracts and Forwards are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended September 30, 2011, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (see Note 2).

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Managed Volatility Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Consumer Discretionary — 7.8%
Aaron’s	20,500	$518
Advance Auto Parts	7,700	447
Amazon.com*	1,490	322
Apollo Group, Cl A*	5,500	218
Autoliv	8,100	393
Best Buy	20,300	473
Big Lots*	16,600	578
Choice Hotels International	12,300	366
Cinemark Holdings	10,600	200
DeVry	6,400	237
DIRECTV, Cl A*	25,800	1,090
Discovery Communications, Cl A*	13,400	504
DISH Network, Cl A*	19,100	479
DreamWorks Animation SKG, Cl A*	17,900	325
Family Dollar Stores	12,100	616
GameStop, Cl A*	47,000	1,086
Gap	35,400	575
Genuine Parts	3,800	193
Gildan Activewear	9,600	248
H&R Block	70,700	941
Hillenbrand	37,800	695
Hyatt Hotels, Cl A*	18,400	577
ITT Educational Services*	5,800	334
Kohl’s	27,600	1,355
McDonald’s	29,013	2,548
Panera Bread, Cl A*	4,900	509
priceline.com*	4,353	1,957
Scripps Networks Interactive, Cl A	10,500	390
Shaw Communications, Cl B	23,700	479
Target	28,200	1,383
TJX	22,400	1,242
Washington Post, Cl B	1,600	523

		21,801

Consumer Staples — 23.5%
Altria Group	88,748	2,379
Archer-Daniels-Midland	38,400	953
BJ’s Wholesale Club*	10,600	543
Brown-Forman, Cl B	28,552	2,003
Campbell Soup	9,108	295
Casey’s General Stores	17,900	781
Church & Dwight	67,116	2,967
Clorox	14,432	957
Coca-Cola	27,334	1,847
Coca-Cola Enterprises	49,400	1,229
Colgate-Palmolive	26,855	2,382
ConAgra Foods	36,600	886
CVS Caremark	46,000	1,545
Dean Foods*	15,400	137
Flowers Foods	27,000	525
Fresh Del Monte Produce	27,300	633
General Mills	64,531	2,483
Hansen Natural*	3,700	323
Hershey	19,454	1,152
HJ Heinz	19,711	995
Hormel Foods	142,462	3,849
JM Smucker	21,006	1,531

Description	Shares	Market Value ($ Thousands)

Kellogg	40,491	$2,154
Kimberly-Clark	68,020	4,830
Kroger	83,964	1,844
Lorillard	38,659	4,280
McCormick	37,915	1,750
Metro, Cl A	21,100	928
Nash Finch	11,300	304
PepsiCo	13,701	848
Philip Morris International	34,312	2,140
Procter & Gamble	27,548	1,740
Ralcorp Holdings*	7,700	591
Reynolds American	105,415	3,951
Ruddick	12,100	472
Safeway	72,200	1,201
TreeHouse Foods*	9,300	575
Tyson Foods, Cl A	52,000	903
Walgreen	54,500	1,792
Wal-Mart Stores	93,499	4,853

		65,551

Energy — 3.7%
Berry Petroleum, Cl A	10,100	357
Chevron	29,600	2,739
Cobalt International Energy*	25,000	193
ConocoPhillips	21,900	1,387
Dresser-Rand Group*	13,300	539
Exxon Mobil	43,900	3,188
HollyFrontier	17,600	461
Lufkin Industries	6,500	346
Murphy Oil	12,200	539
Range Resources	9,100	532

		10,281

Financials — 10.1%
Alexander’s †	700	253
Alleghany*	1,400	404
Allied World Assurance Holdings	8,000	430
American Campus Communities †	14,400	536
Arch Capital Group*	38,032	1,243
Associated Banc-Corp	37,800	352
Brown & Brown	29,300	521
Capitol Federal Financial	112,183	1,185
Chubb	29,100	1,746
Commerce Bancshares	50,647	1,760
Corporate Office Properties Trust †	13,500	294
Cullen/Frost Bankers	32,348	1,483
Endurance Specialty Holdings	11,000	375
Equity Lifestyle Properties †	8,000	502
Erie Indemnity, Cl A	7,900	562
Everest Re Group	8,600	683
Federated Investors, Cl B	27,800	487
First Citizens BancShares, Cl A	2,500	359
First Niagara Financial Group	55,100	504
Fulton Financial	33,900	259
Genworth MI Canada	23,900	464
HCC Insurance Holdings	7,500	203
Health Care †	9,100	426
Home Properties †	8,400	477
Hudson City Bancorp	80,600	456
MFA Financial †	47,800	335
National Bank of Canada	9,300	624
PartnerRe	5,500	287

1	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Managed Volatility Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

People’s United Financial	154,577	$1,762
Piedmont Office Realty Trust, Cl A †	26,200	424
Prosperity Bancshares	13,700	448
Public Storage †	4,700	523
Realty Income †	14,600	471
RenaissanceRe Holdings	8,000	510
Signature Bank NY*	9,500	453
Tanger Factory Outlet Centers †	19,200	499
TFS Financial*	126,330	1,027
Tower Group	16,700	382
Transatlantic Holdings	9,600	466
Travelers	30,800	1,501
Validus Holdings	37,000	922
Valley National Bancorp	23,000	244
Ventas †	8,180	404
WR Berkley	35,600	1,057

		28,303

Health Care — 16.7%
Abbott Laboratories	68,983	3,528
Aetna	36,100	1,312
Alexion Pharmaceuticals*	43,122	2,762
AmerisourceBergen	64,037	2,387
Amgen	27,900	1,533
Baxter International	28,000	1,572
Becton Dickinson	25,037	1,836
C.R. Bard	10,031	878
Cardinal Health	30,400	1,273
Coventry Health Care*	16,700	481
Edwards Lifesciences*	9,552	681
Eli Lilly	57,069	2,110
Endo Pharmaceuticals Holdings*	31,500	882
Gilead Sciences*	31,900	1,238
Health Net*	23,200	550
Henry Schein*	29,829	1,850
Humana	11,900	866
Johnson & Johnson	53,183	3,388
Laboratory Corp of America Holdings*	12,299	972
LifePoint Hospitals*	21,500	788
Lincare Holdings	26,900	605
Magellan Health Services*	13,600	657
McKesson	16,100	1,170
Medtronic	29,000	964
Merck	88,300	2,888
Myriad Genetics*	21,600	405
Owens & Minor	15,800	450
Par Pharmaceutical*	17,700	471
Patterson	16,900	484
PDL BioPharma	96,900	538
Pfizer	93,500	1,653
Techne	27,621	1,878
United Therapeutics*	11,100	416
UnitedHealth Group	32,600	1,504
WellPoint	19,200	1,253
Zimmer Holdings*	9,800	524

		46,747

Industrials — 5.4%
Alliant Techsystems	8,700	474
C.H. Robinson Worldwide	7,500	514
Clarcor	9,900	409

Description	Shares	Market Value ($ Thousands)

Clean Harbors*	5,500	$282
CSX	28,600	534
General Dynamics	9,600	546
Huntington Ingalls Industries*	3,866	94
KAR Auction Services*	29,100	353
KBR	17,900	423
L-3 Communications Holdings	25,800	1,599
Landstar System	12,100	479
Lennox International	11,000	284
Lincoln Electric Holdings	15,400	447
Lockheed Martin	20,900	1,518
Northrop Grumman	23,200	1,210
Raytheon	44,700	1,827
Rollins	26,700	500
Stericycle*	28,597	2,308
Unifirst	7,600	344
Verisk Analytics, Cl A*	17,300	601
Woodward	9,800	268

		15,014

Information Technology — 10.7%
Activision Blizzard	47,000	559
Adtran	16,900	447
Amdocs*	23,600	640
Automatic Data Processing	34,714	1,637
Avago Technologies	15,200	498
CGI Group, Cl A*	12,200	230
Cisco Systems	32,200	499
Computer Sciences	16,400	440
Dell*	45,100	638
DST Systems	18,000	789
EchoStar, Cl A*	14,300	323
Flir Systems	15,700	393
Global Payments	10,000	404
Google, Cl A*	3,383	1,740
Harris	21,500	735
Hewlett-Packard	38,100	855
IAC*	74,514	2,947
Ingram Micro, Cl A*	26,600	429
Intel	83,400	1,779
International Business Machines	24,418	4,274
Jack Henry & Associates	17,200	499
Microchip Technology	20,833	648
Microsoft	82,700	2,058
SAIC*	124,000	1,464
TE Connectivity	19,200	541
Tech Data*	16,700	722
Texas Instruments	38,600	1,029
Total System Services	11,100	188
VeriSign	69,121	1,978
WebMD Health, Cl A*	1,829	55
Zebra Technologies, Cl A*	12,500	387

		29,825

Materials — 2.1%
Aptargroup	10,500	469
Ball	26,000	807
Compass Minerals International	5,800	387
Greif, Cl A	9,400	403
Intrepid Potash*	8,500	211
Newmont Mining	17,628	1,109
Royal Gold	11,907	763
Sealed Air	32,800	548

2	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Managed Volatility Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

Silgan Holdings	13,800	$507
Sonoco Products	14,500	409
Steel Dynamics	24,600	244

		5,857

Telecommunication Services — 3.1%
AT&T	87,700	2,501
BCE	38,500	1,448
CenturyTel	16,087	533
MetroPCS Communications*	53,700	468
NTT DoCoMo ADR	41,000	749
Rogers Communications, Cl B	37,500	1,291
SK Telecom ADR	36,000	506
Telephone & Data Systems	22,800	484
Verizon Communications	19,500	718

		8,698

Utilities — 13.2%
AGL Resources	12,800	521
Alliant Energy	26,800	1,037
Ameren	31,000	923
American Electric Power	30,900	1,175
American Water Works	20,600	622
Atmos Energy	53,600	1,739
Avista	22,800	544
Cia de Saneamento Basico do Estado de Sao Paulo ADR	12,900	598
Consolidated Edison	25,745	1,468
DPL	28,900	871
DTE Energy	26,100	1,279
Duke Energy	27,800	556
Edison International	14,500	554
El Paso Electric	27,700	889
Entergy	21,000	1,392
Great Plains Energy	51,400	992
Hawaiian Electric Industries	35,911	872
Idacorp	12,600	476
Nicor	32,810	1,805
NSTAR	63,534	2,847
OGE Energy	38,501	1,840
Pepco Holdings	27,100	513
PG&E	33,100	1,400
Piedmont Natural Gas	15,700	453
Portland General Electric	34,400	815
Public Service Enterprise Group	25,300	844
SCANA	33,879	1,370
Sempra Energy	11,500	592
Southern	54,515	2,310
TECO Energy	27,000	463
UGI	32,000	840
Vectren	48,093	1,302
WGL Holdings	12,200	477
Wisconsin Energy	82,950	2,596

		36,975

Total Common Stock (Cost $248,040) ($ Thousands)		269,052

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**††	15,465,311	$15,465

Total Cash Equivalent (Cost $15,465) ($ Thousands)		15,465

U.S. TREASURY OBLIGATIONS (A)(B) — 0.2%
U.S. Treasury Bills
0.064%, 07/26/12	$17	17
0.056%, 12/15/11	577	577
0.051%, 06/28/12	21	21

Total U.S. Treasury Obligations (Cost $615) ($ Thousands)		615

Total Investments — 102.0% (Cost $264,120) ($ Thousands)		$285,132

A summary of the open futures contracts held by the Fund at September 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	74	Dec-2011	$(160)

For the year ended September 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $279,408 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard and Poor’s

3	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Schedule of Investments

Tax-Managed Managed Volatility Fund

September 30, 2011

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$269,052	$—	$—	$269,052
Cash Equivalent	15,465	—	—	15,465
U.S. Treasury Obligations	—	615	—	615

Total Investments in Securities	$284,517	$615	$—	$285,132

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(160)	$—	$—	$(160)

Total Other Financial Instruments	$(160)	$—	$—	$(160)

*	Futures contracts are valued at unrealized depreciation on the instrument.

During the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Annual Report / September 30, 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

SEI Institutional Managed Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of SEI Institutional Managed Trust, comprising the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund, and Multi-Strategy Alternative Fund (collectively, the “Funds”) as of and for the year ended September 30, 2011, and have issued our report thereon dated November 29, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, and Tax-Managed Managed Volatility Fund’s schedules of investments in securities (the “Schedules”) as of September 30, 2011 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Philadelphia, Pennsylvania
November 29, 2011

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchasers of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing nominating committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s board of trustees (the “Board”). Pursuant to the Committee’s charter, adopted on June 18, 2004 and as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher President & CEO

Date: December 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher President & CEO

Date: December 5, 2011

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez Controller & CFO

Date: December 5, 2011